UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08274

MassMutual Select Funds
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA	01111
(Address of principal executive offices)	(Zip code)

Eric Wietsma
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant's telephone number, including area code:	413-788-8411

Date of fiscal year end:	12/31/08

Date of reporting period:	9/30/08

Item 1. Schedule of Investments.

MassMutual Select Strategic Bond Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES - 0.1%
PREFERRED STOCK - 0.1%
Auto Manufacturers - 0.0%
General Motors Corp.	5,000	$35,250
General Motors Corp. Series C	6,475	56,656
		91,906
U.S. Government Agencies - 0.1%
Fannie Mae	29,475	64,256
Fannie Mae	1,300	3,209
Freddie Mac	42,725	69,642
		137,107
TOTAL PREFERRED STOCK (Cost $2,096,509)		229,013
TOTAL EQUITIES (Cost $2,096,509)		229,013
	Principal Amount
BONDS & NOTES - 97.9%
CORPORATE DEBT - 32.6%
Advertising - 0.0%
Lamar Media Corp. Series B 6.625% 8/15/15	$90,000	74,475
Aerospace & Defense - 0.0%
DRS Technologies, Inc. 6.625% 2/01/16	55,000	55,550
Agriculture - 0.1%
Reynolds American, Inc. 6.750% 6/15/17	215,000	200,898
Airlines - 0.1%
Delta Air Lines, Inc. 6.821% 8/10/22	373,974	304,789
Apparel - 0.0%
Oxford Industries, Inc. 8.875% 6/01/11	45,000	40,669
Auto Manufacturers - 1.1%
DaimlerChrysler Finance North America LLC 5.750% 5/18/09	140,000	140,134
DaimlerChrysler Finance North America LLC 5.875% 3/15/11	380,000	378,702
DaimlerChrysler Finance North America LLC 7.200% 9/01/09	65,000	65,694

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Ford Motor Co. 4.250% 12/15/36	$150,000	$98,813
Ford Motor Co. 6.625% 10/01/28	40,000	15,200
Ford Motor Co. 7.450% 7/16/31	940,000	404,200
General Motors Corp. 8.250% 7/15/23	80,000	31,400
General Motors Corp. EUR (a) 8.375% 7/05/33	40,000	21,402
General Motors Corp. 8.375% 7/15/33	3,590,000	1,436,000
		2,591,545
Automotive & Parts - 0.1%
Visteon Corp. 8.250% 8/01/10	82,000	68,060
Visteon Corp. (b) 12.250% 12/31/16	209,000	125,400
		193,460
Banks - 3.1%
BAC Capital Trust XIV VRN 5.630% 12/31/49	30,000	15,524
Bank of America Corp. VRN 8.125% 12/29/49	510,000	412,049
Glitnir Banki HF (b) 6.330% 7/28/11	290,000	229,402
Glitnir Banki HF (b) 6.375% 9/25/12	390,000	295,480
Glitnir Banki HF VRN (b) 6.693% 6/15/16	420,000	222,344
Glitnir Banki HF VRN (b) 7.451% 9/14/49	100,000	51,445
HSBK Europe BV (b) 9.250% 10/16/13	400,000	304,000
Hypothekenbank in Essen (b) 5.000% 1/20/12	100,000	104,134
ICICI Bank Ltd. VRN 6.375% 4/30/22	480,000	364,449
ICICI Bank Ltd. VRN (b) 6.375% 4/30/22	428,000	295,418
KeyBank NA 5.500% 9/17/12	140,000	109,255
Landsbanki Islands HF (b) 6.100% 8/25/11	670,000	567,879
Rabobank Capital Funding II VRN (b) 5.260% 12/31/49	10,000	9,257
Rabobank Capital Funding Trust VRN (b) 5.254% 12/29/49	95,000	81,885
Royal Bank of Scotland Group PLC VRN (b) 6.990% 10/29/49	300,000	223,575
Royal Bank of Scotland Group PLC VRN 7.640% 3/31/49	200,000	149,004

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
RSHB Capital SA for OJSC Russian Agricultural Bank (b) 6.299% 5/15/17	$790,000	$563,981
Shinsei Finance Cayman Ltd. VRN (b) 6.418% 1/29/49	400,000	167,723
SunTrust Capital VIII VRN 6.100% 12/15/36	1,120,000	690,245
TuranAlem Finance BV (b) 8.250% 1/22/37	430,000	240,800
TuranAlem Finance BV (b) 8.250% 1/22/37	1,170,000	655,200
Wachovia Capital Trust III VRN 5.800% 3/15/42	230,000	96,600
Wachovia Corp. 5.250% 8/01/14	990,000	607,053
Wachovia Corp. 5.625% 10/15/16	330,000	205,583
Wells Fargo & Co. 5.300% 8/26/11	180,000	177,905
Wells Fargo Capital 5.950% 12/15/36	600,000	494,602
		7,334,792
Biotechnology - 0.1%
FMC Finance III SA 6.875% 7/15/17	240,000	231,000
Chemicals - 0.0%
Georgia Gulf Corp. 9.500% 10/15/14	40,000	24,600
Westlake Chemical Corp. 6.625% 1/15/16	40,000	34,000
		58,600
Coal - 0.0%
Peabody Energy Corp. 6.875% 3/15/13	40,000	38,600
Commercial Services - 0.1%
Ashtead Capital, Inc. (b) 9.000% 8/15/16	31,000	26,660
DI Finance/DynCorp International, Series B 9.500% 2/15/13	45,000	44,100
Hertz Corp. 8.875% 1/01/14	80,000	69,000
Service Corp. International 7.500% 4/01/27	135,000	103,275
Service Corp. International 7.625% 10/01/18	10,000	8,950
		251,985
Computers - 0.3%
Electronic Data Systems Corp. 7.125% 10/15/09	620,000	629,994
Sungard Data Systems, Inc. 9.125% 8/15/13	50,000	45,000

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Sungard Data Systems, Inc. 10.250% 8/15/15	$35,000	$30,362
		705,356
Diversified Financial - 8.8%
Aiful Corp. (b) 5.000% 8/10/10	320,000	248,576
American Express Co. VRN 6.800% 9/01/66	220,000	188,053
American General Finance Corp. 6.900% 12/15/17	210,000	97,375
Banque Paribas 6.875% 3/01/09	110,000	111,823
The Bear Stearns Cos., Inc. 6.400% 10/02/17	930,000	868,524
The Bear Stearns Cos., Inc. 7.250% 2/01/18	80,000	76,990
Citigroup Capital XXI VRN 8.300% 12/21/77	920,000	685,456
Citigroup, Inc. 4.125% 2/22/10	445,000	410,676
Citigroup, Inc. 5.875% 5/29/37	150,000	104,002
Citigroup, Inc. 6.125% 8/25/36	40,000	25,982
Citigroup, Inc. 6.875% 3/05/38	920,000	752,529
Countrywide Financial Corp. FRN 3.333% 12/19/08	150,000	148,302
Countrywide Financial Corp. FRN 3.418% 3/24/09	1,400,000	1,366,557
Countrywide Financial Corp. 5.800% 6/07/12	10,000	8,448
Countrywide Financial Corp. 6.250% 5/15/16	360,000	256,292
Countrywide Home Loans, Inc. 4.125% 9/15/09	170,000	156,349
Countrywide Home Loans, Inc. 5.625% 7/15/09	70,000	66,201
Credit Suisse Guernsey Ltd. VRN 5.860% 5/29/49	200,000	151,413
Ford Motor Credit Co. 5.700% 1/15/10	190,000	145,509
Ford Motor Credit Co. FRN 8.069% 6/15/11	298,000	216,984
Ford Motor Credit Co. 12.000% 5/15/15	900,000	686,800
Ford Motor Credit Co. LLC 7.375% 10/28/09	2,885,000	2,319,442
General Electric Capital Corp. VRN 6.375% 11/15/67	1,160,000	938,639
General Motors Acceptance Corp. 6.875% 9/15/11	2,500,000	1,115,467

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
GMAC LLC 0.010% 6/15/15	$10,000	$1,620
GMAC LLC 5.625% 5/15/09	420,000	300,099
GMAC LLC 5.850% 1/14/09	240,000	205,121
GMAC LLC 8.000% 11/01/31	3,540,000	1,335,561
Goldman Sachs Group LP 4.500% 6/15/10	430,000	399,160
The Goldman Sachs Group, Inc. 5.450% 11/01/12	60,000	52,222
HSBC Finance Corp. 4.125% 11/16/09	300,000	290,056
HSBC Finance Corp. 4.625% 9/15/10	460,000	440,110
JPMorgan Chase & Co. 5.125% 9/15/14	1,160,000	1,033,809
JPMorgan Chase & Co. 5.150% 10/01/15	600,000	539,723
Kaupthing Bank (b) 5.750% 10/04/11	100,000	79,487
Kaupthing Bank (b) 7.125% 5/19/16	375,000	228,332
Kaupthing Bank HF (Acquired 5/22/08, Cost $1,507,428) (b) (c) 7.625% 2/28/15	1,800,000	1,684,800
Lehman Brothers Holdings Capital Trust VII VRN 5.857% 11/29/49	310,000	31
Lehman Brothers Holdings, Inc. (d) 5.250% 2/06/12	145,000	18,125
Lehman Brothers Holdings, Inc. (d) 6.200% 9/26/14	210,000	26,250
Lehman Brothers Holdings, Inc. (d) 6.500% 7/19/17	440,000	550
Lehman Brothers Holdings, Inc. Series I (d) 6.750% 12/28/17	1,320,000	1,650
Morgan Stanley Series F 5.625% 1/09/12	660,000	460,165
MUFG Capital Finance 1 Ltd. FRN 6.346% 7/29/49	180,000	136,226
Residential Capital LLC (b) 8.500% 5/15/10	207,000	113,850
Residential Capital LLC (b) 9.625% 5/15/15	760,000	182,400
SLM Corp. 5.000% 10/01/13	590,000	365,800
SLM Corp. 5.000% 4/15/15	20,000	12,000
SLM Corp. 5.050% 11/14/14	120,000	73,200
SLM Corp. 5.375% 5/15/14	1,080,000	669,600
SLM Corp. 5.625% 8/01/33	110,000	55,000

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
TNK-BP Finance SA (b) 6.625% 3/20/17	$200,000	$130,000
TNK-BP Finance SA (b) 7.500% 7/18/16	400,000	280,000
TNK-BP Finance SA (b) 7.875% 3/13/18	570,000	399,000
		20,660,336
Electric - 3.8%
The AES Corp. 7.750% 3/01/14	328,000	305,040
The AES Corp. 7.750% 10/15/15	200,000	181,500
The AES Corp. 8.000% 10/15/17	1,080,000	974,700
The Cleveland Electric Illuminating Co. 5.700% 4/01/17	20,000	17,913
Dominion Resources, Inc. 4.750% 12/15/10	30,000	29,853
Dominion Resources, Inc. 5.700% 9/17/12	600,000	594,222
Duke Energy Corp. 5.625% 11/30/12	705,000	714,024
Edison Mission Energy 7.000% 5/15/17	150,000	135,000
Edison Mission Energy 7.200% 5/15/19	200,000	176,000
Edison Mission Energy 7.625% 5/15/27	70,000	56,700
Energy Future Holdings Corp. (b) 10.875% 11/01/17	10,000	9,025
Energy Future Holdings Corp. (b) 11.250% 11/01/17	3,290,000	2,780,050
Energy Future Holdings Corp. Series P 5.550% 11/15/14	80,000	59,701
Energy Future Holdings Corp. Series Q 6.500% 11/15/24	220,000	140,113
Energy Future Holdings Corp. Series R 6.550% 11/15/34	935,000	574,504
Exelon Corp. 5.625% 6/15/35	350,000	271,481
FirstEnergy Corp. Series B 6.450% 11/15/11	190,000	190,906
FirstEnergy Corp. Series C 7.375% 11/15/31	1,130,000	1,050,608
NRG Energy, Inc. 7.375% 2/01/16	80,000	72,000
NRG Energy, Inc. 7.375% 1/15/17	150,000	136,500
Pacific Gas & Electric Co. 5.800% 3/01/37	130,000	110,889
Pacific Gas & Electric Co. 6.050% 3/01/34	375,000	331,005

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Wisconsin Power & Light Co. 6.375% 8/15/37	$140,000	$130,047
		9,041,781
Electronics - 0.0%
NXP BV/NXP Funding LLC 7.875% 10/15/14	15,000	10,050
Environmental Controls - 0.2%
Waste Management, Inc. 6.375% 11/15/12	400,000	400,608
Foods - 0.0%
The Kroger Co. 6.150% 1/15/20	40,000	36,672
The Kroger Co. 6.400% 8/15/17	30,000	28,765
		65,437
Forest Products & Paper - 0.3%
Abitibi-Consolidated Co. of Canada (b) 15.500% 7/15/10	136,000	95,880
NewPage Corp. 10.000% 5/01/12	100,000	89,500
Weyerhaeuser Co. 6.750% 3/15/12	475,000	469,460
		654,840
Gas - 0.3%
Intergas Finance BV (b) 6.375% 5/14/17	900,000	648,000
Health Care - Services - 1.4%
Community Health Systems, Inc. 8.875% 7/15/15	190,000	180,500
DaVita, Inc. 6.625% 3/15/13	160,000	152,000
HCA, Inc. 5.750% 3/15/14	84,000	65,520
HCA, Inc. 6.250% 2/15/13	169,000	141,115
HCA, Inc. 6.375% 1/15/15	170,000	133,875
HCA, Inc. 6.500% 2/15/16	8,000	6,340
HCA, Inc. 9.125% 11/15/14	30,000	29,175
HCA, Inc. 9.250% 11/15/16	230,000	223,675
HCA, Inc. 9.625% 11/15/16	1,225,000	1,163,750
Tenet Healthcare Corp. 9.250% 2/01/15	1,274,000	1,203,930
WellPoint, Inc. 5.875% 6/15/17	50,000	46,283
		3,346,163

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Insurance - 0.5%
American International Group, Inc. 5.850% 1/16/18	$120,000	$60,234
American International Group, Inc. 6.250% 3/15/87	670,000	107,346
Metlife Capital Trust IV (b) 7.875% 5/15/67	300,000	205,599
Metlife, Inc. 6.400% 12/15/36	440,000	274,312
The Travelers Cos., Inc. VRN 6.250% 3/15/37	590,000	453,789
		1,101,280
Iron & Steel - 0.3%
Evraz Group SA (b) 8.875% 4/24/13	650,000	494,000
Steel Dynamics, Inc. 6.750% 4/01/15	140,000	120,400
		614,400
Lodging - 0.2%
Boyd Gaming Corp. 7.125% 2/01/16	50,000	34,625
Inn of the Mountain Gods Resort & Casino 12.000% 11/15/10	50,000	34,000
MGM Mirage 6.750% 9/01/12	10,000	7,825
MGM Mirage 7.625% 1/15/17	245,000	176,400
MGM Mirage 8.375% 2/01/11	95,000	77,663
Station Casinos, Inc. 7.750% 8/15/16	200,000	108,500
		439,013
Manufacturing - 0.9%
Eastman Kodak Co. 7.250% 11/15/13	1,020,000	953,700
Tyco International Finance SA (b) 6.875% 1/15/21	340,000	324,445
Tyco International Group SA 6.000% 11/15/13	310,000	303,766
Tyco International Group SA 6.125% 11/01/08	40,000	40,056
Tyco International Group SA 6.125% 1/15/09	10,000	10,033
Tyco International Group SA 6.375% 10/15/11	470,000	473,826
Tyco International Group SA 6.750% 2/15/11	80,000	81,182
		2,187,008
Media - 2.3%
CCH I LLC 11.000% 10/01/15	130,000	85,800

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Clear Channel Communications, Inc. 4.250% 5/15/09	$50,000	$47,000
Clear Channel Communications, Inc. 5.500% 9/15/14	570,000	176,700
Clear Channel Communications, Inc. 6.250% 3/15/11	10,000	6,450
Comcast Corp. 6.500% 1/15/15	1,405,000	1,349,980
Comcast Corp. 6.500% 1/15/17	440,000	413,536
DirecTV Holdings LLC /DirecTV Financing Co. 8.375% 3/15/13	55,000	54,313
Echostar DBS Corp. 6.625% 10/01/14	45,000	36,113
Echostar DBS Corp. 7.000% 10/01/13	95,000	81,937
Echostar DBS Corp. 7.750% 5/31/15	90,000	76,275
Idearc, Inc. 8.000% 11/15/16	225,000	61,313
Liberty Media Corp. 7.875% 7/15/09	1,240,000	1,243,850
News America, Inc. 6.200% 12/15/34	20,000	15,946
News America, Inc. 6.650% 11/15/37	40,000	33,549
R.H. Donnelley Corp. 8.875% 10/15/17	25,000	8,500
Rogers Cable, Inc. 6.750% 3/15/15	40,000	39,233
Shaw Communications, Inc. 7.250% 4/06/11	20,000	19,700
Sun Media Corp. 7.625% 2/15/13	25,000	23,000
Time Warner Entertainment Co. LP 8.375% 7/15/33	60,000	57,039
Time Warner, Inc. 6.875% 5/01/12	1,480,000	1,467,414
Time Warner, Inc. 7.700% 5/01/32	60,000	52,424
TL Acquisitions, Inc. (b) 10.500% 1/15/15	80,000	63,200
		5,413,272
Mining - 0.6%
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/01/17	250,000	246,250
Vale Overseas Ltd. 6.875% 11/21/36	881,000	784,184
Vedanta Resources PLC (b) 8.750% 1/15/14	390,000	347,802
		1,378,236

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Office Equipment/Supplies - 0.0%
Xerox Corp. 6.750% 2/01/17	$30,000	$28,311
Oil & Gas - 2.8%
Anadarko Finance Co. Series B 7.500% 5/01/31	230,000	210,907
Anadarko Petroleum Corp. 5.950% 9/15/16	40,000	36,765
Anadarko Petroleum Corp. 6.450% 9/15/36	780,000	611,557
Chesapeake Energy Corp. 6.375% 6/15/15	40,000	35,700
Chesapeake Energy Corp. 6.500% 8/15/17	40,000	35,000
Chesapeake Energy Corp. 7.250% 12/15/18	150,000	138,000
Conoco, Inc. 6.950% 4/15/29	375,000	377,029
Gaz Capital SA (b) 6.212% 11/22/16	690,000	545,624
Gaz Capital SA (b) 6.510% 3/07/22	340,000	244,800
Hess Corp. 7.300% 8/15/31	655,000	599,478
Hess Corp. 7.875% 10/01/29	90,000	87,971
KazMunaiGaz Finance Sub BV (b) 8.375% 7/02/13	770,000	662,200
Kerr-McGee Corp. 6.950% 7/01/24	290,000	274,135
Kerr-McGee Corp. 7.875% 9/15/31	650,000	610,473
OPTI Canada, Inc. 7.875% 12/15/14	150,000	132,750
OPTI Canada, Inc. 8.250% 12/15/14	125,000	111,875
Pemex Project Funding Master Trust 6.625% 6/15/35	623,000	570,537
Petrobras International Finance Co. 6.125% 10/06/16	710,000	669,175
Pride International, Inc. 7.375% 7/15/14	40,000	38,200
XTO Energy, Inc. 6.750% 8/01/37	50,000	44,366
XTO Energy, Inc. 7.500% 4/15/12	600,000	628,364
		6,664,906
Oil & Gas Services - 0.2%
Cie Generale de Geophysique-Veritas 7.500% 5/15/15	35,000	33,425
Cie Generale de Geophysique-Veritas 7.750% 5/15/17	195,000	185,250

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Complete Production Services, Inc. 8.000% 12/15/16	$170,000	$161,500
		380,175
Packaging & Containers - 0.1%
Graham Packaging Co., Inc. 8.500% 10/15/12	110,000	101,750
Graham Packaging Co., Inc. 9.875% 10/15/14	40,000	34,800
		136,550
Pharmaceuticals - 0.2%
Wyeth 5.950% 4/01/37	460,000	414,770
Pipelines - 1.1%
Dynegy Holdings, Inc. 7.750% 6/01/19	260,000	208,000
El Paso Corp. 7.000% 6/15/17	680,000	607,487
El Paso Corp. 7.750% 1/15/32	84,000	70,304
El Paso Corp. 7.800% 8/01/31	19,000	16,008
El Paso Natural Gas Co. 8.375% 6/15/32	349,000	334,325
Kinder Morgan Energy Partners LP 5.000% 12/15/13	100,000	92,618
Kinder Morgan Energy Partners LP 5.850% 9/15/12	10,000	9,714
Kinder Morgan Energy Partners LP 6.000% 2/01/17	230,000	208,490
Kinder Morgan Energy Partners LP 6.300% 2/01/09	60,000	59,921
Kinder Morgan Energy Partners LP 6.750% 3/15/11	50,000	50,630
Kinder Morgan Energy Partners LP 6.950% 1/15/38	100,000	85,702
Kinder Morgan Energy Partners LP 7.125% 3/15/12	20,000	20,221
Pacific Energy Partners LP /Pacific Energy Finance Corp. 7.125% 6/15/14	20,000	19,657
Semgroup LP (Acquired 10/03/06 - 6/17/08, Cost $94,006) (b) (d) (c) 8.750% 11/15/15	95,000	9,500
Southern Natural Gas Co. 8.000% 3/01/32	5,000	4,653
Tennessee Gas Pipeline Co. 7.625% 4/01/37	50,000	44,377
Williams Cos., Inc. 7.750% 6/15/31	210,000	196,260
Williams Cos., Inc. Series A 7.500% 1/15/31	645,000	586,937
		2,624,804

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Real Estate - 0.1%
Forest City Enterprises, Inc. 7.625% 6/01/15	$35,000	$28,000
Realogy Corp. 12.375% 4/15/15	520,000	176,800
		204,800
Real Estate Investment Trusts (REITS) - 0.5%
Franchise Finance Corp. of America 8.750% 10/15/10	1,000,000	1,046,451
Ventas Realty LP /Ventas Capital Corp. 6.500% 6/01/16	35,000	33,075
Ventas Realty LP /Ventas Capital Corp. 6.750% 4/01/17	30,000	28,350
		1,107,876
Retail - 0.3%
Amerigas Partners LP 7.250% 5/20/15	30,000	27,300
CVS Caremark Corp. (b) 9.350% 1/10/23	240,000	240,173
CVS Pass-Through Trust (b) 5.298% 1/11/27	16,325	14,598
CVS Pass-Through Trust (b) 5.880% 1/10/28	149,882	135,648
CVS Pass-Through Trust (b) 6.036% 12/10/28	172,776	160,267
CVS Pass-Through Trust (b) 6.943% 1/10/30	118,466	124,562
Suburban Propane Partners LP /Suburban Energy Finance Corp. 6.875% 12/15/13	80,000	70,800
Wal-Mart Stores, Inc. 6.200% 4/15/38	60,000	54,732
		828,080
Savings & Loans - 0.5%
AAC Group Holding Corp. STEP (b) 0.000% 10/01/12	40,000	39,600
ASIF Global Financing XIX (b) 4.900% 1/17/13	20,000	16,421
El Paso Performance-Linked Trust (b) 7.750% 7/15/11	650,000	658,211
Goldman Sachs Capital II VRN 5.793% 12/29/49	460,000	202,083
ILFC E-Capital Trust II VRN (b) 6.250% 12/21/65	10,000	2,988
Resona Preferred Global Securities Cayman Ltd. VRN (b) 7.191% 12/29/49	455,000	337,788
		1,257,091
Semiconductors - 0.0%
Freescale Semiconductor, Inc. 8.875% 12/15/14	45,000	31,050

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Telecommunications - 2.2%
America Movil SAB de CV 5.625% 11/15/17	$330,000	$309,159
AT&T, Inc. 5.500% 2/01/18	680,000	605,553
BellSouth Corp. 4.750% 11/15/12	10,000	9,495
British Telecom PLC STEP 8.625% 12/15/10	130,000	135,871
Citizens Communications Co. 7.125% 3/15/19	35,000	27,825
Citizens Communications Co. 7.875% 1/15/27	95,000	71,250
Deutsche Telekom International Finance BV 5.750% 3/23/16	390,000	347,892
Koninklijke KPN NV 8.000% 10/01/10	715,000	749,234
Koninklijke KPN NV 8.375% 10/01/30	200,000	214,247
Level 3 Financing, Inc. 9.250% 11/01/14	95,000	71,725
Qwest Communications International, Inc. FRN 6.304% 2/15/09	5,000	4,937
Qwest Communications International, Inc. Series B 7.500% 2/15/14	95,000	82,175
Qwest Corp. 6.875% 9/15/33	130,000	87,425
Qwest Corp. 7.500% 10/01/14	55,000	47,575
SBC Communications, Inc. 5.100% 9/15/14	230,000	215,117
Sprint Capital Corp. 6.900% 5/01/19	910,000	705,250
Sprint Capital Corp. 8.375% 3/15/12	30,000	27,000
Sprint Capital Corp. 8.750% 3/15/32	100,000	78,000
Telecom Italia Capital SA 4.950% 9/30/14	100,000	84,327
Telecom Italia Capital SA 5.250% 10/01/15	310,000	258,044
Verizon Communications, Inc. 6.100% 4/15/18	280,000	258,555
Verizon Global Funding Corp. 7.375% 9/01/12	220,000	227,102
VIP Finance Ireland Ltd. for OJSC Vimpel Communications (b) 8.375% 4/30/13	580,000	461,139
Windstream Corp. 8.625% 8/01/16	170,000	156,825
		5,235,722

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Transportation - 0.0%
Gulfmark Offshore, Inc. 7.750% 7/15/14	$20,000	$18,800
TOTAL CORPORATE DEBT (Cost $99,757,296)		76,975,078
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS - 18.1%
Commercial MBS - 3.5%
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4 VRN 5.115% 10/10/45	280,000	258,972
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A4 VRN 5.352% 9/10/47	840,000	782,348
GE Capital Commercial Mortgage Corp., Series 2005-C4, Class A4 VRN 5.512% 11/10/45	350,000	329,017
GS Mortgage Securities Corp. II, Series 2005-GG4, Class AABA 4.680% 7/10/39	200,000	190,865
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A4 4.895% 9/12/37	500,000	458,027
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3 5.420% 1/15/49	1,110,000	966,736
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4 VRN 5.458% 1/12/43	100,000	93,565
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AAB 4.664% 7/15/30	100,000	94,216
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5 4.739% 7/15/30	3,140,000	2,858,973
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4 4.954% 9/15/30	200,000	184,125
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4 VRN 5.841% 5/12/39	610,000	562,973
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4 VRN 5.485% 3/12/51	520,000	454,643
Morgan Stanley Capital I, Series 2005-HQ6, Class A4A 4.989% 8/13/42	240,000	221,260
Morgan Stanley Capital I, Series 2007-IQ14, Class A4 VRN 5.692% 4/15/49	910,000	806,636
		8,262,356
Home Equity ABS - 3.1%
ACE Securities Corp., Series 2002-HE3, Class M1 FRN 4.261% 10/25/32	1,682,280	1,422,803
Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A3 2.742% 9/25/35	243,364	234,078
Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A2 2.832% 9/25/35	900,000	603,844
Delta Funding Home Equity Loan Trust, Series 1999-1, Class A6F 6.340% 12/15/28	7,056	6,660
GSAA Home Equity Trust, Series 2007-6, Class A4 FRN 2.761% 5/25/47	2,520,000	773,639
GSAA Trust, Series 2006-19, Class A3A FRN 2.701% 12/25/36	1,760,000	761,011

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
GSAA Trust, Series 2007-5, Class 2A3A FRN 2.781% 5/25/37	$2,560,000	$1,395,830
Irwin Home Equity Corp., Series 2006-1, Class 2A1 FRN (b) 2.611% 9/25/35	4,193	4,174
Renaissance Home Equity Loan Trust, Series 2007-2, Class AF6 5.879% 6/25/37	2,100,000	1,800,750
Residential Funding Mortgage Securities II, Inc., Series 2005-HSA1, Class AI1 2.592% 12/25/35	160,020	156,206
Structured Asset Securities Corp., Series 2002-AL1, Class A3 3.450% 2/25/32	172,353	143,107
		7,302,102
Manufactured Housing ABS - 1.1%
Origen Manufactured Housing, Series 2005-B, Class A3 5.605% 5/15/22	3,000,000	2,683,593
Student Loans ABS - 1.3%
Bear Stearns Asset Back Securities Trust, Series 2005-SD4, Class 2A1 FRN 2.872% 12/25/42	316,967	257,116
Countrywide Asset-Backed Certificates, Series 2005-17, Class 1AF1 FRN 2.661% 5/25/36	5,396	5,366
Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A FRN 2.718% 12/15/35	214,777	107,102
HSI Asset Securitization Corp. Series 2005-II, Class 2A4 2.851% 11/25/35	1,400,000	702,843
Lehman XS Trust, Series 2006-2N, Class 1A1 FRN 2.721% 2/25/46	864,287	519,154
Lehman XS Trust, Series 2005-5N, Class 1A1 FRN 2.761% 11/25/35	273,592	199,209
MSDWCC Heloc Trust, Series 2005-1, Class A FRN 2.651% 7/25/17	17,149	11,444
Nelnet Student Loan Trust, Series 2008-4, Class A4 4.280% 4/25/24	510,000	494,222
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 1.000% 11/25/37	797,338	709,693
		3,006,149
WL Collateral CMO - 9.1%
American Home Mortgage Investment Trust, Series 2005-4, Class 1A1 FRN 2.762% 11/25/45	368,710	233,913
Bear Stearns Alt-A Trust, Series 2004-11, Class IIA6A VRN 5.131% 11/25/34	903,276	711,915
Countrywide Alternative Loan Trust, Series 2005-24, Class 4A1 FRN 2.688% 7/20/35	149,713	95,538
Countrywide Alternative Loan Trust, Series 2005-J12, Class 2A1 FRN 2.731% 11/25/35	282,795	172,865
Countrywide Alternative Loan Trust, Series 2005-44, Class 1A1 FRN 2.791% 10/25/35	267,762	166,392
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1 FRN 2.801% 11/20/35	498,343	308,435
Countrywide Alternative Loan Trust, Series 2005-38, Class A3 FRN 2.822% 9/25/35	102,777	65,001
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R3, Class AF FRN (b) 3.607% 9/25/35	645,572	475,424

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Deutsche Mortgage Securities, Inc., Series 2005-WF1, Class 1A3 VRN (b) 5.094% 6/26/35	$970,000	$828,154
GSMPS Mortgage Loan Trust, Series 2005-RP3, Class 1AF FRN (b) 3.557% 9/25/35	452,023	366,610
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3 5.171% 10/25/35	575,964	419,619
Harborview Mortgage Loan Trust, Series 2006-2, Class 1A VRN 5.486% 2/25/36	362,635	209,809
Impac Secured Assets CMN Owner Trust, Series 2005-2, Class A1 FRN 2.781% 3/25/36	640,267	391,535
Indymac Index Mortgage Loan Trust, Series 2006-AR2, Class 1A1B FRN 2.671% 4/25/46	938,064	552,602
Indymac Index Mortgage Loan Trust, Series 2004-AR12, Class A1 FRN 2.851% 12/25/34	50,269	31,999
Indymac Index Mortgage Loan Trust, Series 2007-AR7, Class 1A1 FRN 6.250% 11/25/37	367,873	303,300
MASTR Adjustable Rate Mortgages Trust, Series 2003-3, Class 3A4 VRN 4.588% 9/25/33	1,438,515	1,312,379
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1 VRN 4.847% 1/25/36	702,353	600,777
MASTR Adjustable Rate Mortgages Trust, Series 2007-R5, Class A1 (b) 5.652% 11/25/35	1,873,468	1,502,878
MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F FRN (b) 3.557% 5/25/35	450,561	354,456
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3 VRN 5.797% 3/25/36	410,810	253,607
Nomura Asset Acceptance Corp., Series 2006-AF2, Class 1A4 6.431% 7/25/36	2,570,000	1,068,524
Prime Mortgage Trust, Series 2006-DR1, Class 1A1 (b) 5.500% 5/25/35	803,682	713,519
Prime Mortgage Trust, Series 2006-DR1, Class 1A2 (b) 6.000% 5/25/35	346,666	311,701
Prime Mortgage Trust, Series 2006-DR1, Class 2A2 (b) 6.000% 5/25/35	1,905,160	1,604,874
Residential Accredit Loans, Inc., Series 2007-QS1, Class 2A2 FRN 3.567% 1/25/37	2,101,994	1,346,438
Residential Accredit Loans, Inc., Series 2006-QS8, Class A2 6.000% 8/25/36	2,290,000	1,264,288
Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1 VRN 6.214% 9/25/37	1,015,939	866,178
Thornburg Mortgage Securities Trust, Series 2007-4, Class 2A1 VRN 6.217% 9/25/37	1,066,675	915,185
WaMu Mortgage Pass Through Certificates, Series 2005-AR15, Class A1A1 FRN 3.467% 11/25/45	388,872	249,007
WaMu Mortgage Pass Through Certificates, Series 2005-AR8, Class 1A1A FRN 3.477% 7/25/45	84,350	46,302
WaMu Mortgage Pass Through Certificates, Series 2005-AR19, Class A1A1 FRN 3.477% 12/25/45	404,500	260,981
WaMu Mortgage Pass Through Certificates, Series 2005-AR15, Class A1A2 FRN 3.487% 11/25/45	388,872	249,738
WaMu Mortgage Pass Through Certificates, Series 2005-AR13, Class A1A1 FRN 3.497% 10/25/45	304,975	197,760

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
WaMu Mortgage Pass Through Certificates, Series 2005-AR19, Class A1A2 FRN 3.497% 12/25/45	$505,625	$326,716
WaMu Mortgage Pass Through Certificates, Series 2005-AR9, Class A1A FRN 3.527% 7/25/45	294,136	191,872
WaMu Mortgage Pass Through Certificates, Series 2005-AR11, Class A1A FRN 3.527% 8/25/45	446,754	290,307
WaMu Mortgage Pass Through Certificates, Series 2006-AR14, Class 2A3 5.758% 11/25/36	1,940,000	1,520,097
WaMu Mortgage Pass Through Certificates, Series 2006-AR6, Class 2A3 5.950% 8/25/36	950,000	683,211
		21,463,906
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $52,161,030)		42,718,106
SOVEREIGN DEBT OBLIGATIONS - 0.6%
Bundesrepublik Deutschland EUR (a) 3.750% 1/04/15	710,000	1,020,920
United Mexican States 6.750% 9/27/34	295,000	289,450
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,205,352)		1,310,370
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES - 44.0%
Pass-Through Securities - 44.0%
Federal Agricultural Mortgage Corp. 3.875% 8/19/11	410,000	412,817
Federal Home Loan Bank System 5.375% 8/19/11	50,000	52,492
Federal Home Loan Mortgage Corp.
5.250% 2/24/11	930,000	934,411
5.300% 5/12/20	970,000	934,549
5.450% 7/09/10	90,000	90,597
Pool #1N2654 5.625% 11/23/35	170,000	165,003
Pool #1n1640 5.790% 1/01/37	711,601	718,487
Pool #1n1637 5.858% 1/01/37	1,987,800	2,009,278
Pool #1J1368 5.924% 10/01/36	1,176,527	1,190,320
Pool #1G2201 6.097% 9/01/37	1,304,940	1,310,711
Pool #1b7303 6.228% 3/01/37	1,004,563	1,020,400
6.750% 9/15/29	50,000	60,659
Federal National Mortgage Association
4.875% 5/18/12	30,000	31,092
5.000% 10/15/10	90,000	90,080
Pool #888283 5.000% 8/01/34	41,082,275	40,117,803

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #833222 5.000% 10/01/35	$120,521	$117,522
Pool #735893 5.000% 10/01/35	10,449,329	10,194,218
Pool #848349 5.000% 11/01/35	185,554	180,937
Pool #868243 5.000% 3/01/36	184,680	180,056
Pool #871047 5.000% 1/01/37	127,735	124,497
Pool #906369 5.000% 1/01/37	838,216	816,966
Pool #905948 5.000% 1/01/37	490,068	477,644
Pool #906076 5.000% 1/01/37	752,944	733,856
Pool #910971 5.000% 1/01/37	33,754	32,898
Pool #920717 5.000% 1/01/37	392,730	382,774
Pool #920718 5.000% 1/01/37	470,966	459,026
Pool #256596 5.000% 2/01/37	55,860	54,443
Pool #907703 5.000% 2/01/37	433,907	422,907
Pool #909463 5.000% 2/01/37	707,239	689,310
Pool #910065 5.000% 2/01/37	1,165,007	1,135,472
Pool #910935 5.000% 2/01/37	867,410	845,420
Pool #911439 5.000% 2/01/37	1,477,310	1,439,858
Pool #912446 5.000% 2/01/37	26,448	25,777
Pool #909494 5.000% 2/01/37	58,017	56,546
Pool #909668 5.000% 2/01/37	385,044	375,283
Pool #915673 5.000% 3/01/37	38,138	37,171
Pool #818016 5.000% 3/01/37	454,056	442,545
Pool #899113 5.000% 4/01/37	470,575	458,645
Pool #914924 5.000% 4/01/37	980,753	955,890
Pool #897628 5.000% 5/01/37	53,427	52,073
Pool #888571 5.000% 7/01/37	341,811	333,145
5.250% 8/01/12	320,000	320,703
Pool #709406 5.500% 7/01/33	4,912,353	4,907,556
Pool #888030 5.500% 12/01/36	11,308,514	11,276,267

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #908931 5.500% 3/01/37	$86,986	$86,738
Pool #908921 5.500% 3/01/37	814,911	812,587
Pool #911422 5.500% 5/01/37	848,771	846,350
Pool #917883 5.500% 5/01/37	62,271	62,094
Pool #256748 5.500% 6/01/37	906,647	904,061
Pool #918732 5.500% 6/01/37	961,870	959,128
Pool #937948 5.500% 6/01/37	90,984	90,724
Pool #939510 5.500% 6/01/37	432,481	431,248
Pool #938175 5.500% 7/01/37	973,295	970,520
Pool #941307 5.500% 7/01/37	68,660	68,464
Pool #944537 5.500% 7/01/37	64,768	64,583
Pool #899693 5.500% 8/01/37	290,487	289,658
Pool #945875 5.500% 8/01/37	634,686	632,876
5.625% 5/19/11	770,000	779,750
Pool #944103 5.829% 7/01/37	2,812,235	2,843,724
Pool #950385 5.855% 8/01/37	279,753	282,924
Pool #879267 6.000% 3/01/36	288,682	292,549
Pool #867482 6.000% 7/01/36	1,632,449	1,654,321
6.250% 2/01/11	140,000	146,929
Pool #842232 6.500% 9/01/35	30,688	31,550
Pool #863652 6.500% 2/01/36	346,418	355,823
Pool #895750 6.500% 6/01/36	36,550	37,514
Pool #870776 6.500% 7/01/36	137,991	141,629
Pool #745948 6.500% 10/01/36	377,150	387,095
Pool #920024 6.500% 11/01/36	164,121	168,448
Pool #745932 6.500% 11/01/36	79,430	81,525
Pool #910985 6.500% 12/01/36	274,976	282,226
Pool #922346 6.500% 2/01/37	251,174	257,797
Government National Mortgage Association
Pool #487588 6.000% 4/15/29	18,444	18,863

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #595077 6.000% 10/15/32	$4,070	$4,155
Pool #596620 6.000% 10/15/32	2,736	2,793
Pool #598000 6.000% 12/15/32	278	283
Pool #604706 6.000% 10/15/33	461,476	470,237
Pool #636251 6.000% 3/15/35	57,421	58,440
Pool #782034 6.000% 1/15/36	615,708	626,627
Pool #658029 6.000% 7/15/36	784,884	797,331
Pool #782121 6.000% 10/15/36	715,834	727,187
Pool #667819 6.000% 5/15/37	324,481	329,627
		103,666,482
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $102,838,174)		103,666,482
U.S. TREASURY OBLIGATIONS - 2.6%
U.S. Treasury Bonds & Notes - 2.6%
U.S. Treasury Inflation Index 1.750% 1/15/28	734,846	638,684
U.S. Treasury Inflation Index 2.375% 1/15/27	1,603,109	1,541,614
U.S. Treasury Inflation Index 2.625% 7/15/17	222,837	229,348
U.S. Treasury Inflation Index 3.375% 4/15/32	260,194	297,557
U.S. Treasury Inflation Index 3.875% 4/15/29	2,769,246	3,289,129
U.S. Treasury Principal Strips 0.000% 5/15/30	430,000	162,567
		6,158,899
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,665,320)		6,158,899
TOTAL BONDS & NOTES (Cost $262,627,172)		230,828,935
TOTAL LONG-TERM INVESTMENTS (Cost $264,723,681)		231,057,948
SHORT-TERM INVESTMENTS - 1.8%
Repurchase Agreement - 0.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/08, 0.900%, due 10/01/08 (e)	1,467,407	1,467,407
Discount Notes - 1.2%
Federal National Mortgage Association (f) 0.010% 12/15/08	676,000	672,365

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Federal National Mortgage Association (f) 0.010% 12/16/08	$405,000	$402,948
Federal National Mortgage Association (f) 1.800% 12/15/08	1,567,000	1,561,124
Federal National Mortgage Association (f) 2.000% 12/15/08	85,000	84,646
Federal National Mortgage Association (f) 2.060% 12/15/08	172,000	171,262
		2,892,345
TOTAL SHORT-TERM INVESTMENTS (Cost $4,359,752)		4,359,752
TOTAL INVESTMENTS - 99.8% (Cost $269,083,433) (g)		235,417,700
Other Assets/ (Liabilities) - 0.2%		574,481
NET ASSETS - 100.0%		$235,992,181

Notes to Portfolio of Investments
EUR - Euro
FRN - Floating Rate Note
STEP - Step Up Bond
VRN - Variable Rate Note
(a) The principal amount of the security is in foreign currency. The market value is in U.S. dollars.

(b)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, these securities amounted to a value of $22,294,338 or 9.45% of net assets.

(c) Restricted security. (Note 2).
(d) Security is currently in default.

(e)

Maturity value of $1,467,444. Collateralized by U.S. Government Agency obligations with a rate of 4.078%, maturity date of 10/01/41, and an aggregate market value, including accrued interest, of $1,496,922.

(f) This security is held as collateral for open futures contracts. (Note 2).
(g) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES - 55.1%
COMMON STOCK - 55.0%
Aerospace & Defense - 2.1%
Boeing Co.	15,680	$899,248
Raytheon Co.	30,240	1,618,142
		2,517,390
Auto Manufacturers - 0.1%
Paccar, Inc.	4,300	164,217
Banks - 2.3%
Comerica, Inc.	25,400	832,866
East West Bancorp, Inc.	6,455	88,434
State Street Corp.	29,510	1,678,529
Synovus Financial Corp.	14,610	151,213
		2,751,042
Biotechnology - 0.4%
Enzo Biochem, Inc. (a)	47,555	522,154
Building Materials - 0.2%
Simpson Manufacturing Co., Inc.	8,990	243,539
Chemicals - 0.9%
Du Pont (E.I.) de Nemours & Co.	28,600	1,152,580
Commercial Services - 0.1%
Robert Half International, Inc.	6,900	170,775
Computers - 1.3%
International Business Machines Corp.	13,050	1,526,328
Wave Systems Corp. Class A (a)	14,876	6,545
		1,532,873
Diversified Financial - 3.6%
American Express Co.	28,320	1,003,377
Franklin Resources, Inc.	2,790	245,883
JP Morgan Chase & Co.	66,940	3,126,098
		4,375,358
Engineering & Construction - 1.2%
McDermott International, Inc. (a)	52,900	1,351,595
Perini Corp. (a)	4,810	124,050
		1,475,645
Foods - 2.3%
Kraft Foods, Inc. Class A	32,821	1,074,888
Unilever PLC	32,555	884,931
Unilever PLC Sponsored ADR (United Kingdom)	30,430	828,000
		2,787,819
Forest Products & Paper - 0.9%
Weyerhaeuser Co.	17,340	1,050,457

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care - Products - 1.5%
Johnson & Johnson	26,970	$1,868,482
Insurance - 2.6%
Allied World Assurance Holdings Ltd.	11,430	405,994
Chubb Corp.	50,710	2,783,979
		3,189,973
Internet - 1.0%
eBay, Inc. (a)	55,980	1,252,832
Iron & Steel - 0.1%
Nucor Corp.	4,000	158,000
Machinery - Construction & Mining - 0.9%
Caterpillar, Inc.	17,590	1,048,364
Manufacturing - 2.7%
Dover Corp.	18,370	744,904
General Electric Co.	54,100	1,379,550
Honeywell International, Inc.	27,670	1,149,688
		3,274,142
Media - 2.7%
Time Warner, Inc.	108,480	1,422,173
The Walt Disney Co.	60,600	1,859,814
		3,281,987
Mining - 0.8%
Barrick Gold Corp.	26,860	986,836
Oil & Gas - 2.6%
Anadarko Petroleum Corp.	20,200	979,902
Chevron Corp.	11,410	941,097
ConocoPhillips	5,800	424,850
Exxon Mobil Corp.	8,990	698,163
Murphy Oil Corp.	2,800	179,592
		3,223,604
Oil & Gas Services - 3.9%
Baker Hughes, Inc.	22,400	1,356,096
Halliburton Co.	43,820	1,419,330
Schlumberger Ltd.	8,990	702,029
Transocean, Inc. (a)	7,310	802,931
Weatherford International Ltd. (a)	19,680	494,755
		4,775,141
Pharmaceuticals - 5.2%
Abbott Laboratories	32,210	1,854,652
Merck & Co., Inc.	25,860	816,141
Novartis AG ADR (Switzerland)	37,900	2,002,636
Wyeth	44,700	1,651,218
		6,324,647
Pipelines - 0.5%
El Paso Corp.	45,700	583,132

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Retail - 4.1%
The Gap, Inc.	38,760	$689,153
The Home Depot, Inc.	63,690	1,648,934
Penske Auto Group, Inc.	12,350	141,655
Wal-Mart Stores, Inc.	37,410	2,240,485
Williams-Sonoma, Inc.	20,490	331,528
		5,051,755
Semiconductors - 5.4%
Applied Materials, Inc.	106,640	1,613,463
Novellus Systems, Inc. (a)	46,300	909,332
Samsung Electronics Co. Ltd. GDR (Republic of Korea) (b)	5,000	1,116,451
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	116,805	1,094,463
Texas Instruments, Inc.	80,530	1,731,395
Verigy Ltd. (a)	8,579	139,666
		6,604,770
Software - 1.7%
Citrix Systems, Inc. (a)	6,400	161,664
Lawson Software, Inc. (a)	30,800	215,600
Microsoft Corp.	63,890	1,705,224
		2,082,488
Telecommunications - 2.6%
Cisco Systems, Inc. (a)	63,380	1,429,853
Telefonaktiebolaget LM Ericsson Sponsored ADR (Sweden)	34,000	320,620
Vodafone Group PLC Sponsored ADR (United Kingdom)	62,742	1,386,598
		3,137,071
Transportation - 1.3%
United Parcel Service, Inc. Class B	25,000	1,572,250
TOTAL COMMON STOCK (Cost $66,980,112)		67,159,323
PREFERRED STOCK - 0.1%
Auto Manufacturers - 0.1%
General Motors Corp. Series C	4,450	38,937
U.S. Government Agencies - 0.0%
Fannie Mae	7,175	15,642
Fannie Mae	400	988
Freddie Mac	11,350	18,500
		35,130
TOTAL PREFERRED STOCK (Cost $587,103)		74,067
TOTAL EQUITIES (Cost $67,567,215)		67,233,390

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
BONDS & NOTES - 42.7%
CORPORATE DEBT - 16.1%
Advertising - 0.0%
Lamar Media Corp. Series B 6.625% 8/15/15	$40,000	$33,100
Aerospace & Defense - 0.0%
DRS Technologies, Inc. 6.625% 2/01/16	20,000	20,200
Agriculture - 0.1%
Reynolds American, Inc. 6.750% 6/15/17	65,000	60,737
Airlines - 0.3%
Delta Air Lines, Inc. 6.821% 8/10/22	93,494	76,197
Delta Air Lines, Inc., Series 2000-1, Class A2 7.570% 11/18/10	200,000	189,000
Northwest Airlines Corp. 7.575% 9/01/20	80,354	71,917
		337,114
Apparel - 0.0%
Oxford Industries, Inc. 8.875% 6/01/11	15,000	13,556
Auto Manufacturers - 0.6%
DaimlerChrysler Finance North America LLC 5.750% 5/18/09	60,000	60,057
DaimlerChrysler Finance North America LLC 5.875% 3/15/11	100,000	99,659
DaimlerChrysler Finance North America LLC 7.200% 9/01/09	80,000	80,854
Ford Motor Co. 4.250% 12/15/36	60,000	39,525
Ford Motor Co. 6.625% 10/01/28	50,000	19,000
Ford Motor Co. 7.450% 7/16/31	150,000	64,500
General Motors Corp. EUR (c) 8.375% 7/05/33	90,000	48,155
General Motors Corp. 8.375% 7/15/33	770,000	308,000
		719,750
Automotive & Parts - 0.0%
Visteon Corp. 8.250% 8/01/10	11,000	9,130
Visteon Corp. (b) 12.250% 12/31/16	28,000	16,800
		25,930

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Banks - 1.3%
BAC Capital Trust XIV VRN 5.630% 3/15/12	$10,000	$5,175
Bank of America Corp. VRN 8.125% 5/15/18	190,000	153,508
Export-Import Bank Of Korea (b) 5.250% 2/10/14	5,000	4,415
Glitnir Banki HF (b) 6.330% 7/28/11	160,000	126,566
Glitnir Banki HF (b) 6.375% 9/25/12	100,000	75,764
Glitnir Banki HF VRN (b) 6.693% 6/15/16	140,000	74,115
Hypothekenbank in Essen (b) 5.000% 1/20/12	20,000	20,827
ICICI Bank Ltd. VRN 6.375% 4/30/22	100,000	75,927
ICICI Bank Ltd. VRN (b) 6.375% 4/30/22	136,000	93,871
KeyBank NA 5.500% 9/17/12	40,000	31,216
Landsbanki Islands HF (b) 6.100% 8/25/11	280,000	237,322
Rabobank Capital Funding Trust VRN (b) 5.254% 10/21/16	20,000	17,239
Royal Bank of Scotland Group PLC VRN (b) 6.990% 10/15/17	120,000	89,430
RSHB Capital SA for OJSC Russian Agricultural Bank (b) 6.299% 5/15/17	200,000	142,780
Shinsei Finance Cayman Ltd. VRN (b) 6.418% 7/20/16	100,000	41,931
TuranAlem Finance BV (b) 8.250% 1/22/37	360,000	201,600
TuranAlem Finance BV (b) 8.250% 1/22/37	100,000	56,000
Wachovia Capital Trust III VRN 5.800% 3/15/42	120,000	50,400
Wells Fargo Capital 5.950% 12/15/36	100,000	82,434
		1,580,520
Biotechnology - 0.1%
FMC Finance III SA 6.875% 7/15/17	70,000	67,375
Chemicals - 0.0%
Georgia Gulf Corp. 9.500% 10/15/14	10,000	6,150
Westlake Chemical Corp. 6.625% 1/15/16	15,000	12,750
		18,900

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Coal - 0.0%
Peabody Energy Corp. 6.875% 3/15/13	$15,000	$14,475
Commercial Services - 0.1%
Ashtead Capital, Inc. (b) 9.000% 8/15/16	16,000	13,760
DI Finance/DynCorp International, Series B 9.500% 2/15/13	15,000	14,700
Hertz Corp. 8.875% 1/01/14	30,000	25,875
Hertz Corp. 10.500% 1/01/16	5,000	4,175
Service Corp. International 6.750% 4/01/16	15,000	12,825
Service Corp. International 7.500% 4/01/27	35,000	26,775
		98,110
Computers - 0.0%
Electronic Data Systems Corp. 7.125% 10/15/09	10,000	10,161
Sungard Data Systems, Inc. 9.125% 8/15/13	10,000	9,000
Sungard Data Systems, Inc. 10.250% 8/15/15	15,000	13,013
		32,174
Diversified Financial - 3.8%
Aiful Corp. (b) 5.000% 8/10/10	100,000	77,680
American Express Co. VRN 6.800% 9/01/16	75,000	64,109
The Bear Stearns Cos., Inc. 7.250% 2/01/18	240,000	230,970
Citigroup Capital XXI VRN 8.300% 12/21/37	400,000	298,024
Citigroup, Inc. 5.875% 5/29/37	30,000	20,800
Citigroup, Inc. 6.125% 8/25/36	10,000	6,496
Citigroup, Inc. 6.875% 3/05/38	220,000	179,953
Countrywide Financial Corp. FRN 3.333% 12/19/08	40,000	39,547
Countrywide Financial Corp. FRN 3.418% 3/24/09	360,000	351,400
Countrywide Financial Corp. 6.250% 5/15/16	100,000	71,192
Countrywide Home Loans, Inc. 4.125% 9/15/09	50,000	45,985
Countrywide Home Loans, Inc. 5.625% 7/15/09	20,000	18,915

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Ford Motor Credit Co. 8.000% 12/15/16	$550,000	$347,753
Ford Motor Credit Co. FRN 8.069% 6/15/11	551,000	401,202
Ford Motor Credit Co. 12.000% 5/15/15	210,000	160,253
Ford Motor Credit Co. LLC 7.375% 10/28/09	120,000	96,476
General Electric Capital Corp. VRN 6.375% 11/15/17	310,000	250,843
GMAC LLC 5.850% 1/14/09	130,000	111,107
GMAC LLC 8.000% 11/01/31	1,280,000	482,915
Goldman Sachs Group LP 4.500% 6/15/10	110,000	102,111
The Goldman Sachs Group, Inc. 5.450% 11/01/12	50,000	43,518
Kaupthing Bank (b) 7.125% 5/19/16	100,000	60,889
Kaupthing Bank (Acquired 2/25/08, Cost $368,482) (b) (d) 7.625% 2/28/15	440,000	411,840
Lehman Brothers Holdings Capital Trust VII VRN 5.857% 5/31/12	130,000	13
Lehman Brothers Holdings, Inc. 5.250% 2/06/12	70,000	8,750
Lehman Brothers Holdings, Inc. 6.200% 9/26/14	60,000	7,500
Lehman Brothers Holdings, Inc. 6.500% 7/19/17	30,000	38
Lehman Brothers Holdings, Inc. Series I 6.750% 12/28/17	290,000	362
Morgan Stanley Series F 5.625% 1/09/12	190,000	132,472
Residential Capital LLC (b) 6.178% 5/15/10	91,000	50,050
Residential Capital LLC (b) 9.625% 5/15/15	144,000	34,560
SLM Corp. 5.000% 10/01/13	210,000	130,200
SLM Corp. 5.000% 4/15/15	10,000	6,000
SLM Corp. 5.050% 11/14/14	40,000	24,400
SLM Corp. 5.375% 5/15/14	285,000	176,700
SLM Corp. 5.625% 8/01/33	50,000	25,000
TNK-BP Finance SA (b) 7.500% 7/18/16	170,000	119,000
TNK-BP Finance SA (b) 7.875% 3/13/18	100,000	70,000
		4,659,023

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Electric - 2.1%
The AES Corp. 7.750% 3/01/14	$302,000	$280,860
The AES Corp. 7.750% 10/15/15	50,000	45,375
The AES Corp. 8.000% 10/15/17	300,000	270,750
The Cleveland Electric Illuminating Co. 5.700% 4/01/17	5,000	4,478
Dominion Resources, Inc. 4.750% 12/15/10	40,000	39,804
Dominion Resources, Inc. 5.700% 9/17/12	165,000	163,411
Duke Energy Corp. 5.625% 11/30/12	145,000	146,856
Edison Mission Energy 7.000% 5/15/17	50,000	45,000
Edison Mission Energy 7.200% 5/15/19	60,000	52,800
Edison Mission Energy 7.625% 5/15/27	20,000	16,200
Energy Future Holdings Corp. (b) 11.250% 11/01/17	730,000	616,850
Energy Future Holdings Corp. Series P 5.550% 11/15/14	60,000	44,775
Energy Future Holdings Corp. Series Q 6.500% 11/15/24	190,000	121,007
Energy Future Holdings Corp. Series R 6.550% 11/15/34	300,000	184,333
Exelon Corp. 5.625% 6/15/35	10,000	7,757
FirstEnergy Corp. Series B 6.450% 11/15/11	50,000	50,239
FirstEnergy Corp. Series C 7.375% 11/15/31	270,000	251,030
NRG Energy, Inc. 7.250% 2/01/14	20,000	18,550
NRG Energy, Inc. 7.375% 2/01/16	20,000	18,000
NRG Energy, Inc. 7.375% 1/15/17	40,000	36,400
Pacific Gas & Electric Co. 5.800% 3/01/37	10,000	8,530
Pacific Gas & Electric Co. 6.050% 3/01/34	160,000	141,229
Wisconsin Power & Light Co. 6.375% 8/15/37	40,000	37,156
		2,601,390
Electronics - 0.0%
NXP BV/NXP Funding LLC 7.875% 10/15/14	5,000	3,350

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Environmental Controls - 0.1%
Waste Management, Inc. 6.375% 11/15/12	$115,000	$115,175
Foods - 0.0%
The Kroger Co. 6.150% 1/15/20	10,000	9,168
The Kroger Co. 6.400% 8/15/17	10,000	9,588
		18,756
Forest Products & Paper - 0.1%
Weyerhaeuser Co. 6.750% 3/15/12	175,000	172,959
Gas - 0.1%
Intergas Finance BV (b) 6.375% 5/14/17	240,000	172,800
Health Care - Services - 0.8%
Community Health Systems, Inc. 8.875% 7/15/15	60,000	57,000
DaVita, Inc. 6.625% 3/15/13	60,000	57,000
HCA, Inc. 6.250% 2/15/13	132,000	110,220
HCA, Inc. 6.375% 1/15/15	320,000	252,000
HCA, Inc. 6.500% 2/15/16	64,000	50,720
HCA, Inc. 7.500% 11/06/33	30,000	21,300
HCA, Inc. 7.690% 6/15/25	10,000	7,432
HCA, Inc. 9.125% 11/15/14	10,000	9,725
HCA, Inc. 9.250% 11/15/16	90,000	87,525
HCA, Inc. 9.625% 11/15/16	30,000	28,500
Tenet Healthcare Corp. 9.250% 2/01/15	318,000	300,510
WellPoint, Inc. 5.875% 6/15/17	10,000	9,257
		991,189
Insurance - 0.0%
American International Group, Inc. 5.850% 1/16/18	30,000	15,059
Metlife, Inc. 6.400% 12/15/36	10,000	6,234
The Travelers Cos., Inc. VRN 6.250% 3/15/17	10,000	7,691
		28,984

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Iron & Steel - 0.2%
Evraz Group SA (b) 8.875% 4/24/13	$190,000	$144,400
Steel Dynamics, Inc. 6.750% 4/01/15	45,000	38,700
		183,100
Lodging - 0.1%
Boyd Gaming Corp. 7.125% 2/01/16	20,000	13,850
Inn of the Mountain Gods Resort & Casino 12.000% 11/15/10	20,000	13,600
MGM Mirage 6.625% 7/15/15	5,000	3,475
MGM Mirage 7.625% 1/15/17	55,000	39,600
MGM Mirage 8.375% 2/01/11	40,000	32,700
Station Casinos, Inc. 7.750% 8/15/16	55,000	29,838
		133,063
Manufacturing - 0.5%
Eastman Kodak Co. 7.250% 11/15/13	240,000	224,400
Tyco International Finance SA (b) 6.875% 1/15/21	160,000	152,680
Tyco International Group SA 6.125% 11/01/08	10,000	10,014
Tyco International Group SA 6.375% 10/15/11	220,000	221,791
Tyco International Group SA 6.750% 2/15/11	30,000	30,443
		639,328
Media - 1.1%
CCH I LLC 11.000% 10/01/15	40,000	26,400
Clear Channel Communications, Inc. 4.250% 5/15/09	50,000	47,000
Clear Channel Communications, Inc. 5.500% 9/15/14	150,000	46,500
Comcast Corp. 6.500% 1/15/15	255,000	245,014
Comcast Corp. 6.500% 1/15/17	150,000	140,978
DirecTV Holdings LLC /DirecTV Financing Co. 8.375% 3/15/13	25,000	24,688
Echostar DBS Corp. 6.625% 10/01/14	20,000	16,050
Echostar DBS Corp. 7.000% 10/01/13	20,000	17,250
Idearc, Inc. 8.000% 11/15/16	70,000	19,075

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Liberty Media Corp. 7.875% 7/15/09	$350,000	$351,087
News America, Inc. 6.650% 11/15/37	10,000	8,387
R.H. Donnelley Corp. 8.875% 10/15/17	5,000	1,700
Rogers Cable, Inc. 6.750% 3/15/15	20,000	19,616
Sun Media Corp. 7.625% 2/15/13	10,000	9,200
Time Warner, Inc. 6.875% 5/01/12	355,000	351,981
TL Acquisitions, Inc. (b) 10.500% 1/15/15	30,000	23,700
		1,348,626
Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/01/17	70,000	68,950
Vale Overseas Ltd. 6.875% 11/21/36	200,000	178,021
Vedanta Resources PLC (b) 8.750% 1/15/14	100,000	89,180
		336,151
Office Equipment/Supplies - 0.0%
Xerox Corp. 6.750% 2/01/17	10,000	9,437
Oil & Gas - 1.2%
Anadarko Finance Co. 6.750% 5/01/11	35,000	35,819
Anadarko Finance Co. Series B 7.500% 5/01/31	10,000	9,170
Anadarko Petroleum Corp. 6.450% 9/15/36	140,000	109,767
Chesapeake Energy Corp. 6.375% 6/15/15	5,000	4,462
Chesapeake Energy Corp. 6.500% 8/15/17	20,000	17,500
Chesapeake Energy Corp. 7.250% 12/15/18	25,000	23,000
Conoco Funding Co. 6.350% 10/15/11	40,000	41,425
Conoco, Inc. 6.950% 4/15/29	30,000	30,162
ConocoPhillips Co. 4.750% 10/15/12	10,000	9,834
Gaz Capital SA 6.212% 11/22/16	100,000	79,076
Gaz Capital SA (b) 6.510% 3/07/22	110,000	79,200
Hess Corp. 7.300% 8/15/31	190,000	173,894

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Hess Corp. 7.875% 10/01/29	$30,000	$29,324
KazMunaiGaz Finance Sub BV (b) 8.375% 7/02/13	160,000	137,600
Kerr-McGee Corp. 6.950% 7/01/24	20,000	18,906
Kerr-McGee Corp. 7.875% 9/15/31	265,000	248,885
OPTI Canada, Inc. 7.875% 12/15/14	50,000	44,250
OPTI Canada, Inc. 8.250% 12/15/14	40,000	35,800
Pemex Project Funding Master Trust 6.625% 6/15/35	111,000	101,653
Petrobras International Finance Co. 6.125% 10/06/16	160,000	150,800
Pride International, Inc. 7.375% 7/15/14	15,000	14,325
XTO Energy, Inc. 7.500% 4/15/12	50,000	52,364
		1,447,216
Oil & Gas Services - 0.1%
Cie Generale de Geophysique-Veritas 7.500% 5/15/15	10,000	9,550
Cie Generale de Geophysique-Veritas 7.750% 5/15/17	60,000	57,000
Complete Production Services, Inc. 8.000% 12/15/16	50,000	47,500
		114,050
Packaging & Containers - 0.0%
Graham Packaging Co., Inc. 8.500% 10/15/12	30,000	27,750
Graham Packaging Co., Inc. 9.875% 10/15/14	10,000	8,700
		36,450
Pharmaceuticals - 0.1%
Wyeth 5.950% 4/01/37	130,000	117,217
Pipelines - 0.6%
Dynegy Holdings, Inc. 7.750% 6/01/19	80,000	64,000
El Paso Corp. 7.000% 6/15/17	210,000	187,606
El Paso Corp. 7.750% 1/15/32	15,000	12,554
El Paso Corp. 7.800% 8/01/31	57,000	48,024
Kinder Morgan Energy Partners LP 5.000% 12/15/13	30,000	27,786
Kinder Morgan Energy Partners LP 6.000% 2/01/17	20,000	18,130

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Kinder Morgan Energy Partners LP 6.300% 2/01/09	$30,000	$29,960
Kinder Morgan Energy Partners LP 6.750% 3/15/11	40,000	40,504
Kinder Morgan Energy Partners LP 6.950% 1/15/38	20,000	17,140
Pacific Energy Partners LP /Pacific Energy Finance Corp. 7.125% 6/15/14	5,000	4,914
Semgroup LP (Acquired 10/03/06 - 6/17/08, Cost $29,600) (b) (d) 8.750% 11/15/15	30,000	3,000
Southern Natural Gas Co. 8.000% 3/01/32	10,000	9,306
Tennessee Gas Pipeline Co. 7.625% 4/01/37	30,000	26,626
Williams Cos., Inc. Series A 7.500% 1/15/31	220,000	200,196
		689,746
Real Estate - 0.1%
Forest City Enterprises, Inc. 7.625% 6/01/15	15,000	12,000
Realogy Corp. 12.375% 4/15/15	150,000	51,000
		63,000
Real Estate Investment Trusts (REITS) - 0.5%
Franchise Finance Corp. of America 8.750% 10/15/10	610,000	638,335
Ventas Realty LP /Ventas Capital Corp. 6.500% 6/01/16	15,000	14,175
Ventas Realty LP /Ventas Capital Corp. 6.750% 4/01/17	10,000	9,450
		661,960
Retail - 0.2%
Amerigas Partners LP 7.250% 5/20/15	10,000	9,100
CVS Caremark Corp. (b) 9.350% 1/10/23	100,000	100,072
CVS Pass-Through Trust (b) 5.880% 1/10/28	30,913	27,977
CVS Pass-Through Trust (b) 6.036% 12/10/28	35,515	32,944
Suburban Propane Partners LP /Suburban Energy Finance Corp. 6.875% 12/15/13	35,000	30,975
Wal-Mart Stores, Inc. 6.200% 4/15/38	20,000	18,244
		219,312
Savings & Loans - 0.4%
AAC Group Holding Corp. STEP 0.000% 10/01/12	15,000	14,850
ASIF Global Financing XIX (b) 4.900% 1/17/13	20,000	16,421

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
El Paso Performance-Linked Trust (b) 7.750% 7/15/11	$140,000	$141,769
Goldman Sachs Capital II VRN 5.793% 6/01/12	110,000	48,324
ILFC E-Capital Trust II VRN (b) 6.250% 12/21/15	190,000	56,782
MUFG Capital Finance 1 Ltd. VRN 6.346% 7/25/16	100,000	75,681
Resona Preferred Global Securities Cayman Ltd. VRN (b) 7.191% 7/30/15	155,000	115,071
		468,898
Semiconductors - 0.0%
Freescale Semiconductor, Inc. 8.875% 12/15/14	15,000	10,350
Telecommunications - 1.2%
America Movil SAB de CV 5.625% 11/15/17	80,000	74,948
BellSouth Corp. 4.750% 11/15/12	10,000	9,495
British Telecom PLC STEP 8.625% 12/15/10	160,000	167,225
Citizens Communications Co. 7.875% 1/15/27	25,000	18,750
Deutsche Telekom International Finance BV 5.750% 3/23/16	75,000	66,902
Koninklijke KPN NV 8.000% 10/01/10	180,000	188,618
Koninklijke KPN NV 8.375% 10/01/30	125,000	133,905
Level 3 Financing, Inc. 9.250% 11/01/14	35,000	26,425
Qwest Communications International, Inc. Series B 7.500% 2/15/14	30,000	25,950
Qwest Corp. 5.625% 11/15/08	30,000	29,700
Qwest Corp. 6.875% 9/15/33	10,000	6,725
SBC Communications, Inc. 5.100% 9/15/14	120,000	112,235
Sprint Capital Corp. 8.375% 3/15/12	50,000	45,000
Sprint Capital Corp. 8.750% 3/15/32	60,000	46,800
Telecom Italia Capital SA 4.950% 9/30/14	120,000	101,192
Verizon Communications, Inc. 6.100% 4/15/18	60,000	55,405
Verizon Global Funding Corp. 7.375% 9/01/12	60,000	61,937
VIP Finance Ireland Ltd. for OJSC Vimpel Communications (b) 8.375% 4/30/13	190,000	151,063

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Windstream Corp. 8.625% 8/01/16	$80,000	$73,800
		1,396,075
Transportation - 0.0%
Gulfmark Offshore, Inc. 7.750% 7/15/14	10,000	9,400
TOTAL CORPORATE DEBT (Cost $25,657,698)		19,668,946
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.5%
Commercial MBS - 2.0%
GE Capital Commercial Mortgage Corp., Series 2006-C1, Class A4 VRN 5.518% 3/10/44	700,000	634,315
GS Mortgage Securities Corp. II, Series 2005-GG4, Class AABA 4.680% 7/10/39	300,000	286,298
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A4 4.895% 9/12/37	600,000	549,632
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3 5.420% 1/15/49	300,000	261,280
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AAB 4.664% 7/15/30	200,000	188,432
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5 4.739% 7/15/30	210,000	191,205
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4 4.954% 9/15/30	200,000	184,125
Mach One Trust Commercial Mortgage-Backed, Series 2004-1A, Class X (Acquired 07/12/04, Cost $180,401) VRN (b) (d) 1.244% 5/28/40	1,944,022	46,560
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4 VRN 5.485% 3/12/51	150,000	131,147
Mutual Fund Fee Trust, Series 2000-3 9.070% 7/01/08	655,398	328
		2,473,322
Home Equity ABS - 1.3%
ACE Securities Corp., Series 2002-HE3, Class M1 FRN 4.272% 10/25/32	369,962	312,898
Amresco Residential Securities Mortgage Loan Trust, Series 1997-3, Class M1A FRN 3.027% 9/25/27	52,006	44,435
GSAA Home Equity Trust, Series 2007-6, Class A4 FRN 2.772% 5/25/47	580,000	178,060
GSAA Trust, Series 2006-19, Class A3A FRN 2.712% 12/25/36	710,000	306,999
GSAA Trust, Series 2007-5, Class 2A3A FRN 2.792% 5/25/37	560,000	305,338
Option One Mortgage Loan Trust, Series 2003-3, Class A1 FRN 2.762% 6/25/33	362,895	314,641
Terwin Mortgage Trust, Series 2006-10SL, Class A1 VRN 4.750% 10/25/37	114,517	34,724

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
UCFC Home Equity Loan, Series 1998-D, Class MF1 6.905% 4/15/30	$42,635	$40,176
		1,537,271
Student Loans ABS - 0.6%
Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A FRN 2.718% 12/15/35	241,624	120,490
Greenpoint Mortgage Funding Trust, Series 2005-HE4, Class 2A1A FRN 2.692% 7/25/30	275,546	225,938
MSDWCC Heloc Trust, Series 2005-1, Class A FRN 2.662% 7/25/17	284,176	189,643
Residential Asset Mortgage Products, Inc., Series 2002-RS4, Class AII FRN 3.112% 8/25/32	4,028	3,261
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 2.849% 11/25/37	180,044	160,253
Wachovia Asset Securitization, Inc., Series 2002-HE1, Class A FRN 2.842% 9/27/32	97,389	59,057
		758,642
WL Collateral CMO - 4.6%
Banc of America Funding Corp., Series 2006-E, Class 2A1 FRN 5.829% 6/20/36	401,982	304,454
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-4, Class A6 VRN 3.652% 6/25/34	400,000	395,070
Bear Stearns Alt-A Trust, Series 2004-11, Class IIA6A VRN 5.131% 11/25/34	180,655	142,383
Deutsche Alt-A Securities, Inc. Alternate Loan Trust, Series 2005-1, Class 1A1 FRN 3.707% 2/25/35	390,679	298,175
Deutsche Mortgage Securities, Inc., Series 2005-WF1, Class 1A3 VRN (b) 5.094% 6/26/35	220,000	187,829
Harborview Mortgage Loan Trust, Series 2006-2, Class 1A VRN 5.455% 2/25/36	120,878	69,936
Indymac Index Mortgage Loan Trust, Series 2006-AR2, Class 1A1B FRN 2.682% 4/25/46	224,445	132,218
Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2 VRN 5.099% 9/25/35	122,092	89,155
Indymac Index Mortgage Loan Trust, Series 2007-AR7, Class 1A1 FRN 6.254% 11/25/37	106,274	87,620
MASTR Adjustable Rate Mortgages Trust, Series 2003-3, Class 3A4 VRN 4.521% 9/25/33	328,803	225,374
MASTR Adjustable Rate Mortgages Trust, Series 2007-R5, Class A1 (b) 5.653% 11/25/35	419,300	336,358
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A3 (b) 7.000% 8/25/34	227,359	229,215
MLCC Mortgage Investors, Inc., Series 2004-B, Class A3 FRN 4.757% 5/25/29	91,955	83,532
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3 VRN 5.807% 3/25/36	342,342	211,339
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2A3 VRN 6.624% 6/25/37	355,878	239,774
Prime Mortgage Trust, Series 2006-DR1, Class 1A1 (b) 5.500% 5/25/35	292,248	259,461

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Prime Mortgage Trust, Series 2006-DR1, Class 1A2 (b) 6.000% 5/25/35	$138,666	$124,681
Prime Mortgage Trust, Series 2006-DR1, Class 2A2 (b) 6.000% 5/25/35	496,998	418,663
Residential Accredit Loans, Inc., Series 2007-QS1, Class 2A2 FRN 3.567% 1/25/37	468,906	300,359
Residential Accredit Loans, Inc., Series 2006-QS8, Class A2 6.000% 8/25/36	510,000	281,566
Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1 VRN 6.216% 9/25/37	299,785	255,593
Thornburg Mortgage Securities Trust, Series 2007-4, Class 2A1 VRN 6.217% 9/25/37	310,450	266,360
WaMu Mortgage Pass Through Certificates, Series 2006-AR14, Class 2A3 5.761% 11/25/36	430,000	336,929
WaMu Mortgage Pass Through Certificates, Series 2006-AR6, Class 2A3 5.965% 8/25/36	210,000	151,026
Washington Mutual MSC Mortgage, Series 2004-RA1, Class 2A 7.000% 3/25/34	130,053	108,741
		5,535,811
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $12,641,440)		10,305,046
SOVEREIGN DEBT OBLIGATIONS - 0.5%
Bundesrepublik Deutschland EUR (c) 3.750% 1/04/15	320,000	460,133
Canadian Government CAD (c) 4.000% 12/01/31	76,024	95,423
Russia Government International Bond STEP (b) 7.500% 3/31/30	1,140	1,167
United Mexican States 6.750% 9/27/34	97,000	95,175
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $582,787)		651,898
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES - 17.6%
Pass-Through Securities - 17.6%
Federal Agricultural Mortgage Corp. 3.875% 8/19/11	90,000	90,618
Federal Home Loan Mortgage Corp.
5.450% 7/09/10	20,000	20,133
Pool #1N2654 5.625% 11/23/35	140,000	135,885
Pool #1N1454 5.889% 4/01/37	808,059	816,153
Federal National Mortgage Association
5.000% 10/15/10	20,000	20,018
Pool #888283 5.000% 8/01/34	11,960,663	11,679,867
Pool #735893 5.000% 10/01/35	3,392,133	3,309,317

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
5.250% 8/01/12	$30,000	$30,066
Pool #830940 5.500% 8/01/35	279,135	278,557
Pool #888030 5.500% 12/01/36	4,041,987	4,030,461
Pool #944103 5.829% 7/01/37	832,281	841,600
Pool #595775 6.000% 8/01/31	11,682	11,912
6.250% 2/01/11	30,000	31,485
Pool #902990 6.500% 11/01/36	14,813	15,204
Government National Mortgage Association
Pool #575499 6.000% 1/15/32	81,078	82,820
Pool #579631 6.000% 2/15/32	47,934	48,964
Pool #582351 6.500% 10/15/32	58,752	61,513
		21,504,573
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $21,371,974)		21,504,573
U.S. TREASURY OBLIGATIONS - 0.0%
U.S. Treasury Bonds & Notes - 0.0%
U.S. Treasury Principal Strips 0.010% 5/15/30	130,000	49,148
TOTAL BONDS & NOTES (Cost $60,296,198)		52,179,611
TOTAL LONG-TERM INVESTMENTS (Cost $127,863,413)		119,413,001
SHORT-TERM INVESTMENTS - 1.5%
Repurchase Agreement - 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/08, 0.900%, due 10/01/08 (e)	1,170,848	1,170,848
Discount Notes - 0.5%
Federal National Mortgage Association (f) 0.010% 12/15/08	155,000	154,169
Federal National Mortgage Association (f) 0.010% 12/16/08	94,000	93,524
Federal National Mortgage Association (f) 1.800% 12/15/08	403,000	401,489
		649,182
TOTAL SHORT-TERM INVESTMENTS (Cost $1,820,030)		1,820,030

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund - Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS - 99.3% (Cost $129,683,443) (g)	$121,233,031
Other Assets/ (Liabilities) - 0.7%	801,337
NET ASSETS - 100.0%	$122,034,368

Notes to Portfolio of Investments
ADR - American Depositary Receipt
CAD - Canadian Dollar
EUR - Euro
FRN - Floating Rate Note
GDR - Global Depositary Receipt
STEP - Step Up Bond
VRN - Variable Rate Note
(a) Non-income producing security.

(b)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, these securities amounted to a value of $6,818,333 or 5.59% of net assets.

(c) The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(d) Restricted security. (Note 2).

(e)

Maturity value of $1,170,877. Collateralized by U.S. Government Agency obligations with rates ranging from 3.560% - 4.616%, maturity dates ranging from 5/25/34 - 7/01/34, and an aggregate market value, including accrued interest, of $1,196,299.

(f) This security is held as collateral for open futures contracts. (Note 2).
(g) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES - 99.4%
COMMON STOCK - 99.4%
Aerospace & Defense - 0.5%
Northrop Grumman Corp.	30,720	$1,859,789
Agriculture - 1.7%
Altria Group, Inc.	176,100	3,493,824
Philip Morris International, Inc.	74,200	3,569,020
		7,062,844
Automotive & Parts - 0.8%
Autoliv, Inc.	52,400	1,768,500
Magna International, Inc. Class A	32,400	1,658,556
		3,427,056
Banks - 7.5%
Bank of America Corp.	439,800	15,393,000
Deutsche Bank AG	23,900	1,739,681
Fifth Third Bancorp	105,800	1,259,020
KeyCorp	76,000	907,440
SunTrust Banks, Inc.	56,900	2,559,931
U.S. Bancorp	67,100	2,416,942
Wells Fargo & Co.	163,500	6,136,155
		30,412,169
Beverages - 1.5%
The Coca-Cola Co.	12,400	655,712
Coca-Cola Enterprises, Inc.	117,300	1,967,121
Molson Coors Brewing Co. Class B	71,200	3,328,600
		5,951,433
Biotechnology - 0.4%
Amgen, Inc. (a)	30,000	1,778,100
Chemicals - 2.7%
Ashland, Inc.	29,600	865,504
The Dow Chemical Co.	162,400	5,161,072
Du Pont (E.I.) de Nemours & Co.	104,600	4,215,380
Eastman Chemical Co.	15,500	853,430
		11,095,386
Commercial Services - 0.9%
Avis Budget Group, Inc. (a)	70,300	403,522
McKesson Corp.	62,300	3,352,363
		3,755,885
Computers - 1.1%
Dell, Inc. (a)	28,800	474,624
International Business Machines Corp.	11,800	1,380,128
Lexmark International, Inc. Class A (a)	50,100	1,631,757

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Western Digital Corp. (a)	54,800	$1,168,336
		4,654,845
Cosmetics & Personal Care - 3.1%
The Procter & Gamble Co.	179,800	12,530,262
Distribution & Wholesale - 0.5%
Ingram Micro, Inc. Class A (a)	100,200	1,610,214
Tech Data Corp. (a)	17,200	513,420
		2,123,634
Diversified Financial - 9.4%
Ameriprise Financial, Inc.	25,900	989,380
Citigroup, Inc.	460,800	9,451,008
Discover Financial Services	91,100	1,259,002
The Goldman Sachs Group, Inc.	32,200	4,121,600
JP Morgan Chase & Co.	380,900	17,788,030
Morgan Stanley	154,300	3,548,900
Waddell & Reed Financial, Inc. Class A	40,600	1,004,850
		38,162,770
Electric - 1.9%
American Electric Power Co., Inc.	96,200	3,562,286
Dominion Resources, Inc.	85,200	3,644,856
Reliant Energy, Inc. (a)	71,700	526,995
		7,734,137
Electronics - 2.5%
Arrow Electronics, Inc. (a)	85,000	2,228,700
AU Optronics Corp. Sponsored ADR (Taiwan)	200,600	2,278,816
Avnet, Inc. (a)	97,400	2,398,962
Flextronics International Ltd. (a)	337,904	2,392,360
Sanmina-SCI Corp. (a)	154,500	216,300
Tyco Electronics Ltd.	25,550	706,713
Vishay Intertechnology, Inc. (a)	5,050	33,431
		10,255,282
Environmental Controls - 0.7%
Allied Waste Industries, Inc. (a)	261,900	2,909,709
Foods - 4.7%
General Mills, Inc.	47,700	3,277,944
Kellogg Co.	27,100	1,520,310
Kraft Foods, Inc. Class A	43,100	1,411,525
The Kroger Co.	101,200	2,780,976
Safeway, Inc.	123,200	2,922,304
Sara Lee Corp.	217,700	2,749,551
SuperValu, Inc.	120,100	2,606,170
Tyson Foods, Inc. Class A	152,800	1,824,432
		19,093,212
Forest Products & Paper - 0.2%
Smurfit-Stone Container Corp. (a)	138,900	652,830
Hand & Machine Tools - 0.4%
The Black & Decker Corp.	28,500	1,731,375

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care - Products - 2.1%
Covidien Ltd.	25,550	$1,373,568
Johnson & Johnson	104,000	7,205,120
		8,578,688
Home Builders - 0.6%
Centex Corp.	62,600	1,014,120
KB Home	61,300	1,206,384
		2,220,504
Household Products - 0.6%
Kimberly-Clark Corp.	37,300	2,418,532
Housewares - 0.2%
Newell Rubbermaid, Inc.	56,700	978,642
Insurance - 10.1%
ACE Ltd.	72,300	3,913,599
Allstate Corp.	115,100	5,308,412
American International Group, Inc.	294,500	980,685
Chubb Corp.	32,400	1,778,760
Everest Re Group Ltd.	16,300	1,410,439
Fidelity National Financial, Inc. Class A	140,400	2,063,880
Genworth Financial, Inc. Class A	159,300	1,371,573
The Hartford Financial Services Group, Inc.	58,800	2,410,212
Metlife, Inc.	84,400	4,726,400
Old Republic International Corp.	147,600	1,881,900
PartnerRe Ltd.	18,100	1,232,429
Prudential Financial, Inc.	18,100	1,303,200
RenaissanceRe Holdings Ltd.	21,000	1,092,000
Torchmark Corp.	17,500	1,046,500
The Travelers Cos., Inc.	122,900	5,555,080
Unum Group	162,100	4,068,710
XL Capital Ltd. Class A	46,400	832,416
		40,976,195
Iron & Steel - 0.6%
ArcelorMittal	47,200	2,330,736
Leisure Time - 0.3%
Brunswick Corp.	100,900	1,290,511
Machinery - Construction & Mining - 0.4%
Caterpillar, Inc.	29,200	1,740,320
Manufacturing - 4.7%
General Electric Co.	714,910	18,230,205
Tyco International Ltd.	25,550	894,761
		19,124,966
Media - 3.0%
CBS Corp. Class B	152,100	2,217,618
Gannett Co., Inc.	102,900	1,740,039
Time Warner, Inc.	366,500	4,804,815
Viacom, Inc. Class B (a)	95,400	2,369,736

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
The Walt Disney Co.	31,700	$972,873
		12,105,081
Mining - 0.7%
Alcoa, Inc.	121,800	2,750,244
Oil & Gas - 17.2%
Anadarko Petroleum Corp.	42,600	2,066,526
Apache Corp.	44,800	4,671,744
BP PLC Sponsored ADR (United Kingdom)	44,600	2,237,582
Chevron Corp.	196,500	16,207,320
ConocoPhillips	167,300	12,254,725
Devon Energy Corp.	15,000	1,368,000
Exxon Mobil Corp.	283,900	22,047,674
Occidental Petroleum Corp.	14,400	1,014,480
Royal Dutch Shell PLC Sponsored ADR (United Kingdom)	42,300	2,496,123
Sunoco, Inc.	31,400	1,117,212
Total SA Sponsored ADR (France)	41,200	2,500,016
Valero Energy Corp.	59,300	1,796,790
		69,778,192
Packaging & Containers - 1.4%
Ball Corp.	66,100	2,610,289
Bemis Co., Inc.	14,800	387,908
Owens-IIlinois, Inc. (a)	64,000	1,881,600
Sonoco Products Co.	27,400	813,232
		5,693,029
Pharmaceuticals - 6.4%
Cardinal Health, Inc.	38,400	1,892,352
Eli Lilly & Co.	33,500	1,475,005
Merck & Co., Inc.	187,200	5,908,032
Pfizer, Inc.	704,400	12,989,136
Sanofi-Aventis ADR (France)	64,300	2,113,541
Wyeth	45,000	1,662,300
		26,040,366
Retail - 3.4%
The Gap, Inc.	176,200	3,132,836
The Home Depot, Inc.	140,000	3,624,600
Jones Apparel Group, Inc.	144,800	2,680,248
Limited Brands, Inc.	2,000	34,640
Macy's, Inc.	146,400	2,632,272
Wal-Mart Stores, Inc.	27,000	1,617,030
		13,721,626
Semiconductors - 0.4%
Nvidia Corp. (a)	167,300	1,791,783
Telecommunications - 6.8%
AT&T, Inc.	553,500	15,453,720
Motorola, Inc.	26,700	190,638
Sprint Nextel Corp.	472,100	2,879,810
Telefonaktiebolaget LM Ericsson Sponsored ADR (Sweden)	169,400	1,597,442
Verizon Communications, Inc.	150,900	4,842,381

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Vodafone Group PLC Sponsored ADR (United Kingdom)	114,500	$2,530,450
		27,494,441
TOTAL COMMON STOCK (Cost $502,106,035)		404,224,574
TOTAL EQUITIES (Cost $502,106,035)		404,224,574
TOTAL LONG-TERM INVESTMENTS (Cost $502,106,035)		404,224,574
	Principal Amount
SHORT-TERM INVESTMENTS - 0.6%
Repurchase Agreement - 0.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/08, 0.900%, due 10/01/08 (b)	$2,274,522	2,274,522
TOTAL SHORT-TERM INVESTMENTS (Cost $2,274,522)		2,274,522
TOTAL INVESTMENTS - 100.0% (Cost $504,380,557) (c)		406,499,096
Other Assets/ (Liabilities) - 0.0%		68,942
NET ASSETS - 100.0%		$406,568,038

Notes to Portfolio of Investments
ADR - American Depositary Receipt
(a) Non-income producing security.

(b)

Maturity value of $2,274,579. Collateralized by U.S. Government Agency obligations with a rate of 3.557%, maturity date of 5/25/34, and an aggregate market value, including accrued interest, of $2,321,510.

(c) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES - 100.1%
COMMON STOCK - 100.1%
Aerospace & Defense - 1.4%
General Dynamics Corp.	181,600	$13,369,392
Agriculture - 2.1%
Altria Group, Inc.	513,500	10,187,840
Philip Morris International, Inc.	201,000	9,668,100
		19,855,940
Auto Manufacturers - 0.5%
Paccar, Inc.	112,700	4,304,013
Banks - 8.6%
Bank of America Corp.	911,500	31,902,500
The Bank of New York Mellon Corp.	317,133	10,332,193
PNC Financial Services Group, Inc.	187,900	14,036,130
U.S. Bancorp	383,700	13,820,874
Wells Fargo & Co.	285,200	10,703,556
		80,795,253
Beverages - 1.8%
PepsiCo, Inc.	242,900	17,311,483
Chemicals - 2.3%
Agrium, Inc.	173,800	9,746,704
Du Pont (E.I.) de Nemours & Co.	286,000	11,525,800
		21,272,504
Computers - 2.2%
Dell, Inc. (a)	576,800	9,505,664
Hewlett-Packard Co.	242,000	11,190,080
		20,695,744
Distribution & Wholesale - 1.1%
Ingram Micro, Inc. Class A (a)	627,900	10,090,353
Diversified Financial - 7.4%
Citigroup, Inc.	699,600	14,348,796
The Goldman Sachs Group, Inc.	130,600	16,716,800
JP Morgan Chase & Co.	821,136	38,347,051
		69,412,647
Electric - 7.0%
Entergy Corp.	161,900	14,410,719
Exelon Corp.	103,000	6,449,860
FPL Group, Inc.	261,400	13,148,420
NRG Energy, Inc. (a)	111,300	2,754,675
PG&E Corp.	137,100	5,134,395
SCANA Corp.	218,800	8,517,884
Southern Co.	299,900	11,303,231

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
TECO Energy, Inc.	272,000	$4,278,560
		65,997,744
Environmental Controls - 1.1%
Waste Management, Inc.	318,100	10,016,969
Foods - 6.1%
ConAgra Foods, Inc.	465,400	9,056,684
Dean Foods Co. (a)	341,500	7,977,440
The Kroger Co.	413,700	11,368,476
Nestle SA	273,500	11,705,800
Safeway, Inc.	347,800	8,249,816
SuperValu, Inc.	435,400	9,448,180
		57,806,396
Forest Products & Paper - 1.2%
International Paper Co.	420,300	11,003,454
Health Care - Products - 1.7%
Baxter International, Inc.	241,300	15,836,519
Health Care - Services - 2.4%
Aetna, Inc.	332,700	12,013,797
UnitedHealth Group, Inc.	423,000	10,739,970
		22,753,767
Household Products - 1.8%
Kimberly-Clark Corp.	260,000	16,858,400
Insurance - 6.0%
ACE Ltd.	445,100	24,093,263
Allstate Corp.	352,600	16,261,912
Chubb Corp.	297,600	16,338,240
		56,693,415
Iron & Steel - 0.9%
Cleveland-Cliffs, Inc.	156,100	8,263,934
Machinery - Diversified - 1.2%
Cummins, Inc.	269,900	11,800,028
Manufacturing - 3.1%
General Electric Co.	1,129,700	28,807,350
Media - 2.8%
Comcast Corp. Class A	895,950	17,587,499
Time Warner, Inc.	695,400	9,116,694
		26,704,193
Metal Fabricate & Hardware - 0.9%
Precision Castparts Corp.	106,400	8,382,192
Oil & Gas - 13.6%
Chevron Corp.	253,700	20,925,176
ConocoPhillips	131,600	9,639,700
Exxon Mobil Corp.	573,500	44,538,010
Marathon Oil Corp.	223,600	8,914,932
Newfield Exploration Co. (a)	255,700	8,179,843

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Occidental Petroleum Corp.	204,100	$14,378,845
Total SA Sponsored ADR (France)	135,200	8,203,936
XTO Energy, Inc.	272,450	12,674,374
		127,454,816
Pharmaceuticals - 6.5%
Abbott Laboratories	265,900	15,310,522
Bristol-Myers Squibb Co.	734,500	15,314,325
Pfizer, Inc.	557,700	10,283,988
Schering-Plough Corp.	521,000	9,622,870
Wyeth	283,000	10,454,020
		60,985,725
Real Estate Investment Trusts (REITS) - 1.2%
Host Hotels & Resorts, Inc.	886,743	11,784,815
Retail - 5.0%
CVS Caremark Corp.	545,000	18,344,700
The Gap, Inc.	288,900	5,136,642
Kohl's Corp. (a)	302,600	13,943,808
Staples, Inc.	419,700	9,443,250
		46,868,400
Semiconductors - 1.7%
Intel Corp.	852,600	15,969,198
Software - 1.7%
Microsoft Corp.	597,800	15,955,282
Telecommunications - 6.8%
AT&T, Inc.	883,120	24,656,710
Cisco Systems, Inc.	647,200	14,600,832
Nokia Oyj Sponsored ADR (Finland)	403,500	7,525,275
Verizon Communications, Inc.	541,900	17,389,571
		64,172,388
TOTAL COMMON STOCK (Cost $964,655,373)		941,222,314
TOTAL EQUITIES (Cost $964,655,373)		941,222,314
TOTAL LONG-TERM INVESTMENTS (Cost $964,655,373)		941,222,314
	Principal Amount
SHORT-TERM INVESTMENTS - 0.4%
Repurchase Agreement - 0.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/08, 0.900%, due 10/01/08 (b)	$3,419,445	3,419,445
TOTAL SHORT-TERM INVESTMENTS (Cost $3,419,445)		3,419,445

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund - Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS - 100.5% (Cost $968,074,818) (c)	$944,641,759
Other Assets/ (Liabilities) - (0.5)%	(4,784,571)
NET ASSETS - 100.0%	$939,857,188

Notes to Portfolio of Investments
ADR - American Depositary Receipt
(a) Non-income producing security.

(b)

Maturity value of $3,419,530. Collateralized by U.S. Government Agency obligations with a rate of 2.888%, maturity date of 6/15/34, and an aggregate market value, including accrued interest, of $3,488,383.

(c) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Value Equity Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES - 99.9%
COMMON STOCK - 99.9%
Aerospace & Defense - 2.7%
L-3 Communications Holdings, Inc.	3,950	$388,364
Lockheed Martin Corp.	4,210	461,711
United Technologies Corp.	12,510	751,350
		1,601,425
Agriculture - 3.3%
Altria Group, Inc.	41,270	818,797
Bunge Ltd.	8,800	555,984
Lorillard, Inc.	7,310	520,106
		1,894,887
Automotive & Parts - 0.7%
The Goodyear Tire & Rubber Co. (a)	27,170	415,973
Banks - 11.6%
Bank of America Corp.	76,740	2,685,900
The Bank of New York Mellon Corp.	34,610	1,127,594
Capital One Financial Corp.	6,790	346,290
National City Corp.	89,410	156,467
State Street Corp.	10,110	575,057
SunTrust Banks, Inc.	13,340	600,167
Wells Fargo & Co.	33,640	1,262,509
		6,753,984
Beverages - 1.3%
Molson Coors Brewing Co. Class B	15,730	735,377
Biotechnology - 1.5%
Amgen, Inc. (a)	14,840	879,567
Chemicals - 1.4%
Celanese Corp. Class A	10,620	296,404
CF Industries Holdings, Inc.	5,600	512,176
		808,580
Commercial Services - 2.3%
Accenture Ltd. Class A	10,100	383,800
Donnelley (R.R.) & Sons Co.	19,840	486,675
McKesson Corp.	8,610	463,304
		1,333,779
Cosmetics & Personal Care - 1.2%
The Procter & Gamble Co.	9,850	686,446
Diversified Financial - 5.8%
Citigroup, Inc.	57,730	1,184,042
CME Group, Inc.	1,290	479,248
Federated Investors, Inc. Class B	6,690	193,006
Franklin Resources, Inc.	5,100	449,463

The accompanying notes are an integral part of the financial statements.

MassMutual Select Value Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Interactive Brokers Group, Inc. (a)	21,510	$476,877
JP Morgan Chase & Co.	12,940	604,298
		3,386,934
Electric - 4.2%
CMS Energy Corp.	28,390	354,023
Duke Energy Corp.	50,940	887,884
Pepco Holdings, Inc.	23,060	528,305
Public Service Enterprise Group, Inc.	14,320	469,553
Reliant Energy, Inc. (a)	31,400	230,790
		2,470,555
Electronics - 1.2%
Avnet, Inc. (a)	11,860	292,112
Tyco Electronics Ltd.	15,400	425,964
		718,076
Environmental Controls - 0.6%
Allied Waste Industries, Inc. (a)	30,220	335,744
Foods - 1.6%
The Kroger Co.	10,990	302,005
Sysco Corp.	13,900	428,537
Tyson Foods, Inc. Class A	16,760	200,115
		930,657
Gas - 0.9%
Energen Corp.	11,580	524,342
Health Care - Products - 1.1%
Johnson & Johnson	9,510	658,853
Health Care - Services - 1.9%
Cigna Corp.	11,320	384,654
WellPoint, Inc. (a)	15,720	735,224
		1,119,878
Insurance - 10.6%
ACE Ltd.	15,330	829,813
Allied World Assurance Holdings Ltd.	5,000	177,600
Assurant, Inc.	9,280	510,400
Berkshire Hathaway, Inc. Class B (a)	170	747,150
Chubb Corp.	13,670	750,483
The Hartford Financial Services Group, Inc.	8,630	353,744
Loews Corp.	16,380	646,846
Metlife, Inc.	19,890	1,113,840
PartnerRe Ltd.	6,000	408,540
XL Capital Ltd. Class A	34,430	617,674
		6,156,090
Iron & Steel - 0.9%
Nucor Corp.	13,530	534,435
Machinery - Diversified - 1.1%
AGCO Corp. (a)	15,200	647,672

The accompanying notes are an integral part of the financial statements.

MassMutual Select Value Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Manufacturing - 2.9%
General Electric Co.	65,510	$1,670,505
Media - 3.2%
DISH Network Corp. Class A (a)	16,710	350,910
News Corp. Class A	72,840	873,352
Time Warner, Inc.	47,900	627,969
		1,852,231
Mining - 1.1%
Freeport-McMoRan Copper & Gold, Inc.	11,030	627,056
Oil & Gas - 16.0%
Apache Corp.	9,370	977,104
Chevron Corp.	11,760	969,965
ConocoPhillips	35,400	2,593,050
ENSCO International, Inc.	10,250	590,707
Exxon Mobil Corp.	33,780	2,623,355
Mariner Energy, Inc. (a)	19,131	392,185
Valero Energy Corp.	37,630	1,140,189
		9,286,555
Packaging & Containers - 0.7%
Owens-IIlinois, Inc. (a)	13,020	382,788
Pharmaceuticals - 6.0%
Endo Pharmaceuticals Holdings, Inc. (a)	9,860	197,200
Merck & Co., Inc.	21,770	687,061
Pfizer, Inc.	87,360	1,610,918
Wyeth	26,640	984,082
		3,479,261
Real Estate - 0.6%
Jones Lang Lasalle, Inc.	7,870	342,188
Retail - 5.4%
Abercrombie & Fitch Co. Class A	12,950	510,878
Coach, Inc. (a)	15,830	396,383
CVS Caremark Corp.	19,780	665,795
The Home Depot, Inc.	44,670	1,156,506
J.C. Penney Co., Inc.	12,500	416,750
		3,146,312
Semiconductors - 0.5%
Lam Research Corp. (a)	8,950	281,836
Software - 0.8%
Microsoft Corp.	17,720	472,947
Telecommunications - 5.2%
AT&T, Inc.	46,180	1,289,346
Embarq Corp.	13,530	548,641
NII Holdings, Inc. (a)	16,000	606,720
Qwest Communications International, Inc.	179,780	580,689
		3,025,396

The accompanying notes are an integral part of the financial statements.

MassMutual Select Value Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Transportation - 1.6%
Alexander & Baldwin, Inc.	6,690	$294,561
Norfolk Southern Corp.	9,630	637,602
		932,163
TOTAL COMMON STOCK (Cost $65,138,715)		58,092,492
TOTAL EQUITIES (Cost $65,138,715)		58,092,492
TOTAL LONG-TERM INVESTMENTS (Cost $65,138,715)		58,092,492
	Principal Amount
SHORT-TERM INVESTMENTS - 0.7%
Repurchase Agreement - 0.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/08, 0.900%, due 10/01/08 (b)	$391,069	391,069
TOTAL SHORT-TERM INVESTMENTS (Cost $391,069)		391,069
TOTAL INVESTMENTS - 100.6% (Cost $65,529,784) (c)		58,483,561
Other Assets/ (Liabilities) - (0.6)%		(327,462)
NET ASSETS - 100.0%		$58,156,099

Notes to Portfolio of Investments
(a) Non-income producing security.

(b)

Maturity value of $391,079. Collateralized by U.S. Government Agency obligations with a rate of 2.890%, maturity date of 6/15/34, and an aggregate market value, including accrued interest, of $399,060.

(c) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES - 99.0%
COMMON STOCK - 99.0%
Agriculture - 3.8%
Altria Group, Inc.	563,500	$11,179,840
Philip Morris International, Inc.	570,400	27,436,240
		38,616,080
Airlines - 0.0%
Virgin Blue Holdings Ltd.	214,183	53,343
Banks - 5.0%
The Bank of New York Mellon Corp.	502,000	16,355,160
State Street Corp.	34,800	1,979,424
The Toronto-Dominion Bank	64,271	3,919,888
Wachovia Corp.	252,914	885,199
Wells Fargo & Co.	734,100	27,550,773
		50,690,444
Beverages - 2.4%
Diageo PLC Sponsored ADR (United Kingdom)	209,300	14,412,398
Heineken Holding NV Class A	247,909	9,842,098
		24,254,496
Building Materials - 1.1%
Martin Marietta Materials, Inc.	96,800	10,839,664
Coal - 0.6%
China Coal Energy Co.	5,612,200	5,834,635
Commercial Services - 3.8%
Cosco Pacific Ltd.	1,921,100	2,200,523
H&R Block, Inc.	534,700	12,164,425
Iron Mountain, Inc. (a)	572,350	13,971,064
Moody's Corp.	234,300	7,966,200
Visa, Inc. Class A	30,010	1,842,314
		38,144,526
Computers - 1.6%
Dell, Inc. (a)	448,600	7,392,928
Hewlett-Packard Co.	191,100	8,836,464
		16,229,392
Cosmetics & Personal Care - 1.8%
Avon Products, Inc.	95,100	3,953,307
The Procter & Gamble Co.	202,500	14,112,225
		18,065,532
Diversified Financial - 12.7%
American Express Co.	969,700	34,356,471
Ameriprise Financial, Inc.	177,760	6,790,432
Citigroup, Inc.	242,600	4,975,726
Discover Financial Services	54,650	755,263

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
E*Trade Financial Corp. (a)	75,100	$210,280
The Goldman Sachs Group, Inc.	29,720	3,804,160
JP Morgan Chase & Co.	1,079,188	50,398,080
Merrill Lynch & Co., Inc.	991,744	25,091,123
Morgan Stanley	37,200	855,600
		127,237,135
Electric - 0.2%
The AES Corp. (a)	153,300	1,792,077
Electronics - 1.8%
Agilent Technologies, Inc. (a)	366,170	10,860,602
Garmin Ltd. (a)	48,060	1,631,157
Tyco Electronics Ltd.	211,171	5,840,990
		18,332,749
Engineering & Construction - 0.1%
ABB Ltd. Sponsored ADR (Switzerland)	35,900	696,460
Foods - 0.4%
The Hershey Co.	54,500	2,154,930
Whole Foods Market, Inc.	81,000	1,622,430
		3,777,360
Forest Products & Paper - 0.5%
Sino-Forest Corp. (a)	365,500	4,624,356
Health Care - Products - 1.7%
Covidien Ltd.	209,671	11,271,913
Johnson & Johnson	83,400	5,777,952
		17,049,865
Health Care - Services - 0.7%
UnitedHealth Group, Inc.	269,600	6,845,144
Holding Company - Diversified - 0.8%
China Merchants Holdings International Co. Ltd.	2,566,587	8,252,623
Housewares - 0.1%
Hunter Douglas NV	36,862	1,518,028
Insurance - 12.9%
Ambac Financial Group, Inc.	129,140	300,896
American International Group, Inc.	872,000	2,903,760
Aon Corp.	177,900	7,998,384
Berkshire Hathaway, Inc. Class A (a)	390	50,934,000
Loews Corp.	605,300	23,903,297
Markel Corp. (a)	2,220	780,330
MBIA, Inc.	93,600	1,113,840
Millea Holdings, Inc.	203,600	7,417,959
Nipponkoa Insurance Co. Ltd.	214,100	1,212,022
Principal Financial Group, Inc.	68,500	2,979,065
The Progressive Corp.	1,063,300	18,501,420
Sun Life Financial, Inc.	41,400	1,464,318
Transatlantic Holdings, Inc.	176,462	9,590,710
		129,100,001

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Internet - 1.3%
Amazon.com, Inc. (a)	47,700	$3,470,652
eBay, Inc.	106,600	2,385,708
Google, Inc. Class A (a)	13,160	5,270,843
Liberty Media Holding Corp. Interactive Class A (a)	185,600	2,396,096
		13,523,299
Leisure Time - 1.3%
Harley-Davidson, Inc.	339,800	12,674,540
Manufacturing - 1.2%
Siemens AG	46,000	4,318,068
Tyco International Ltd.	209,921	7,351,434
		11,669,502
Media - 4.8%
Comcast Corp. Special Class A	1,448,200	28,558,504
Liberty Media Corp. Capital Class A (a)	36,150	483,687
Liberty Media Corp. Entertainment Series A (a)	145,600	3,635,632
News Corp. Class A	968,500	11,612,315
WPP Group PLC Sponsored ADR (United Kingdom)	86,500	3,520,550
		47,810,688
Mining - 1.4%
BHP Billiton PLC	150,100	3,399,907
Rio Tinto PLC	53,500	3,333,306
Vulcan Materials Co.	94,600	7,047,700
		13,780,913
Oil & Gas - 16.0%
Canadian Natural Resources Ltd.	224,700	15,382,962
ConocoPhillips	580,192	42,499,064
Devon Energy Corp.	391,400	35,695,680
EOG Resources, Inc.	334,400	29,915,424
Occidental Petroleum Corp.	525,700	37,035,565
		160,528,695
Oil & Gas Services - 0.9%
Transocean, Inc.	87,515	9,612,648
Packaging & Containers - 1.8%
Sealed Air Corp.	805,172	17,705,732
Pharmaceuticals - 2.2%
Cardinal Health, Inc.	166,600	8,210,048
Express Scripts, Inc. (a)	125,500	9,264,410
Schering-Plough Corp.	229,600	4,240,712
		21,715,170
Real Estate - 0.9%
Brookfield Asset Management, Inc. Class A	252,900	6,939,576
Hang Lung Properties Ltd.	621,000	1,968,137
		8,907,713
Retail - 8.5%
Bed Bath & Beyond, Inc. (a)	269,700	8,471,277

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Carmax, Inc. (a)	375,600	$5,258,400
Costco Wholesale Corp.	789,300	51,249,249
CVS Caremark Corp.	449,461	15,128,857
Lowe's Cos., Inc.	190,300	4,508,207
Sears Holdings Corp. (a)	11,640	1,088,340
		85,704,330
Semiconductors - 1.0%
Texas Instruments, Inc.	474,900	10,210,350
Software - 3.6%
Dun & Bradstreet Corp.	128,450	12,120,542
Microsoft Corp.	887,300	23,682,037
		35,802,579
Telecommunications - 1.0%
Cisco Systems, Inc.	257,500	5,809,200
Sprint Nextel Corp.	713,800	4,354,180
		10,163,380
Transportation - 1.1%
Asciano Group	155,200	405,021
China Shipping Development Co. Ltd.	492,000	649,890
Kuehne & Nagel International AG	58,550	3,921,766
Toll Holdings Ltd.	214,183	1,201,093
United Parcel Service, Inc. Class B	75,900	4,773,351
		10,951,121
TOTAL COMMON STOCK (Cost $883,580,837)		992,714,570
TOTAL EQUITIES (Cost $883,580,837)		992,714,570
	Principal Amount
BONDS & NOTES - 0.2%
CORPORATE DEBT - 0.2%
Forest Products & Paper - 0.2%
Sino-Forest Corp. (b) 5.000% 8/01/13	$1,604,000	1,459,640
TOTAL CORPORATE DEBT (Cost $1,566,963)		1,459,640
TOTAL BONDS & NOTES (Cost $1,566,963)		1,459,640
TOTAL LONG-TERM INVESTMENTS (Cost $885,147,800)		994,174,210
SHORT-TERM INVESTMENTS - 0.6%
Repurchase Agreement - 0.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/08, 0.900%, due 10/01/08 (c)	6,044,722	6,044,722
TOTAL SHORT-TERM INVESTMENTS (Cost $6,044,722)		6,044,722

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund - Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS - 99.8% (Cost $891,192,522) (d)	$1,000,218,932
Other Assets/ (Liabilities) - 0.2%	2,350,278
NET ASSETS - 100.0%	$1,002,569,210

Notes to Portfolio of Investments
ADR - American Depositary Receipt
(a) Non-income producing security.

(b)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, these securities amounted to a value of $1,459,640 or 0.15% of net assets.

(c)

Maturity value of $6,044,873. Collateralized by U.S. Government Agency obligations with a rate of 3.557%, maturity date of 5/25/34, and an aggregate market value, including accrued interest, of $6,165,885.

(d) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES - 100.4%
COMMON STOCK - 100.4%
Advertising - 0.2%
Interpublic Group of Cos., Inc. (a)	79,943	$619,558
Omnicom Group, Inc.	57,128	2,202,856
		2,822,414
Aerospace & Defense - 2.3%
Boeing Co.	132,440	7,595,434
General Dynamics Corp.	71,108	5,234,971
Goodrich Corp.	21,990	914,784
L-3 Communications Holdings, Inc.	21,900	2,153,208
Lockheed Martin Corp.	59,507	6,526,132
Northrop Grumman Corp.	60,678	3,673,446
Raytheon Co.	74,600	3,991,846
Rockwell Collins, Inc.	28,732	1,381,722
United Technologies Corp.	172,562	10,364,074
		41,835,617
Agriculture - 1.8%
Altria Group, Inc.	368,039	7,301,894
Archer-Daniels-Midland Co.	114,879	2,516,999
Lorillard, Inc.	31,197	2,219,666
Philip Morris International, Inc.	368,339	17,717,106
Reynolds American, Inc.	30,400	1,478,048
UST, Inc.	26,387	1,755,791
		32,989,504
Airlines - 0.1%
Southwest Airlines Co.	131,665	1,910,459
Apparel - 0.3%
Nike, Inc. Class B	69,266	4,633,895
VF Corp.	15,802	1,221,653
		5,855,548
Auto Manufacturers - 0.3%
Ford Motor Co. (a)	411,409	2,139,327
General Motors Corp.	101,145	955,820
Paccar, Inc.	65,457	2,499,803
		5,594,950
Automotive & Parts - 0.2%
The Goodyear Tire & Rubber Co. (a)	41,576	636,529
Johnson Controls, Inc.	106,306	3,224,261
		3,860,790
Banks - 5.5%
Bank of America Corp.	814,946	28,523,110
The Bank of New York Mellon Corp.	204,843	6,673,785
BB&T Corp.	98,216	3,712,565

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Capital One Financial Corp.	67,110	$3,422,610
Comerica, Inc.	27,076	887,822
Fifth Third Bancorp	100,188	1,192,237
First Horizon National Corp.	32,648	305,586
Huntington Bancshares, Inc.	65,621	524,312
KeyCorp	87,068	1,039,592
M&T Bank Corp.	13,300	1,187,025
Marshall & Ilsley Corp.	46,100	928,915
National City Corp.	129,871	227,274
Northern Trust Corp.	39,393	2,844,175
PNC Financial Services Group, Inc.	61,913	4,624,901
Regions Financial Corp.	128,049	1,229,270
State Street Corp.	76,568	4,355,188
SunTrust Banks, Inc.	63,234	2,844,898
U.S. Bancorp	310,834	11,196,241
Wachovia Corp.	388,117	1,358,409
Wells Fargo & Co.	591,374	22,194,266
Zions Bancorp	19,300	746,910
		100,019,091
Beverages - 2.8%
Anheuser-Busch Cos., Inc.	127,796	8,291,404
Brown-Forman Corp. Class B (a)	14,542	1,044,261
The Coca-Cola Co.	355,272	18,786,783
Coca-Cola Enterprises, Inc.	53,643	899,593
Constellation Brands, Inc. Class A (a)	35,100	753,246
Molson Coors Brewing Co. Class B	25,930	1,212,228
The Pepsi Bottling Group, Inc.	24,782	722,891
PepsiCo, Inc.	279,766	19,938,923
		51,649,329
Biotechnology - 1.3%
Amgen, Inc. (a)	189,090	11,207,364
Biogen Idec, Inc. (a)	52,391	2,634,743
Celgene Corp. (a)	80,700	5,106,696
Genzyme Corp. (a)	47,700	3,858,453
Millipore Corp. (a)	9,181	631,653
		23,438,909
Building Materials - 0.1%
Masco Corp.	66,092	1,185,690
Chemicals - 2.1%
Air Products & Chemicals, Inc.	37,805	2,589,264
Ashland, Inc.	10,025	293,131
CF Industries Holdings, Inc.	10,100	923,746
The Dow Chemical Co.	165,320	5,253,870
Du Pont (E.I.) de Nemours & Co.	160,550	6,470,165
Eastman Chemical Co.	13,635	750,743
Ecolab, Inc.	31,458	1,526,342
Hercules, Inc.	20,689	409,435
International Flavors & Fragrances, Inc.	14,082	555,676
Monsanto Co.	98,348	9,734,485
PPG Industries, Inc.	28,908	1,685,915

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Praxair, Inc.	56,056	$4,021,457
Rohm & Haas Co.	22,184	1,552,880
The Sherwin-Williams Co.	17,689	1,011,103
Sigma-Aldrich Corp.	23,002	1,205,765
		37,983,977
Coal - 0.2%
CONSOL Energy, Inc.	32,900	1,509,781
Massey Energy Co.	15,200	542,184
Peabody Energy Corp.	48,400	2,178,000
		4,229,965
Commercial Services - 1.2%
Apollo Group, Inc. Class A (a)	19,800	1,174,140
Automatic Data Processing, Inc.	91,208	3,899,142
Convergys Corp. (a)	22,171	327,687
Donnelley (R.R.) & Sons Co.	38,315	939,867
Equifax, Inc.	23,549	811,263
H&R Block, Inc.	56,596	1,287,559
Mastercard, Inc. Class A	13,000	2,305,290
McKesson Corp.	49,698	2,674,250
Monster Worldwide, Inc. (a)	23,018	343,199
Moody's Corp.	35,272	1,199,248
Paychex, Inc.	57,206	1,889,514
Robert Half International, Inc.	28,300	700,425
Total System Services, Inc.	33,383	547,481
Western Union Co.	130,251	3,213,292
		21,312,357
Computers - 4.6%
Affiliated Computer Services, Inc. Class A (a)	17,300	875,899
Apple, Inc. (a)	158,350	17,998,061
Cognizant Technology Solutions Corp. Class A (a)	51,900	1,184,877
Computer Sciences Corp. (a)	27,196	1,093,007
Dell, Inc. (a)	312,248	5,145,847
EMC Corp. (a)	368,733	4,410,047
Hewlett-Packard Co.	437,652	20,237,028
International Business Machines Corp.	242,102	28,316,250
Lexmark International, Inc. Class A (a)	16,928	551,345
NetApp, Inc. (a)	58,638	1,068,971
SanDisk Corp. (a)	40,500	791,775
Sun Microsystems, Inc. (a)	134,676	1,023,538
Teradata Corp. (a)	31,736	618,852
Unisys Corp. (a)	63,651	175,040
		83,490,537
Cosmetics & Personal Care - 2.7%
Avon Products, Inc.	76,538	3,181,685
Colgate-Palmolive Co.	90,519	6,820,606
The Estee Lauder Cos., Inc. Class A	20,300	1,013,173
The Procter & Gamble Co.	542,223	37,787,521
		48,802,985

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Distribution & Wholesale - 0.2%
Fastenal Co.	23,100	$1,140,909
Genuine Parts Co.	29,312	1,178,636
W.W. Grainger, Inc.	11,666	1,014,592
		3,334,137
Diversified Financial - 5.7%
American Express Co.	207,160	7,339,679
Ameriprise Financial, Inc.	39,792	1,520,054
The Charles Schwab Corp.	166,395	4,326,270
CIT Group, Inc.	50,800	353,568
Citigroup, Inc.	973,541	19,967,326
CME Group, Inc.	12,100	4,495,271
Discover Financial Services	85,899	1,187,124
E*Trade Financial Corp. (a)	84,600	236,880
Federated Investors, Inc. Class B	15,900	458,715
Franklin Resources, Inc.	27,830	2,452,658
The Goldman Sachs Group, Inc.	77,700	9,945,600
IntercontinentalExchange, Inc. (a)	13,000	1,048,840
Invesco Ltd.	69,000	1,447,620
Janus Capital Group, Inc.	26,194	635,990
JP Morgan Chase & Co.	660,149	30,828,958
Legg Mason, Inc.	24,500	932,470
Merrill Lynch & Co., Inc.	273,270	6,913,731
Morgan Stanley	197,499	4,542,477
NYSE Euronext	47,500	1,861,050
SLM Corp. (a)	83,231	1,027,071
T. Rowe Price Group, Inc.	46,426	2,493,541
		104,014,893
Electric - 3.3%
The AES Corp. (a)	120,353	1,406,927
Allegheny Energy, Inc.	30,000	1,103,100
Ameren Corp.	37,042	1,445,749
American Electric Power Co., Inc.	71,408	2,644,238
CenterPoint Energy, Inc.	57,422	836,639
CMS Energy Corp.	35,854	447,099
Consolidated Edison, Inc.	49,674	2,133,995
Constellation Energy Group, Inc.	31,964	776,725
Dominion Resources, Inc.	103,144	4,412,500
DTE Energy Co.	29,252	1,173,590
Duke Energy Corp.	228,368	3,980,454
Dynegy, Inc. Class A (a)	86,307	308,979
Edison International	58,587	2,337,621
Entergy Corp.	35,406	3,151,488
Exelon Corp.	117,948	7,385,904
FirstEnergy Corp.	54,487	3,650,084
FPL Group, Inc.	72,830	3,663,349
Integrys Energy Group, Inc.	16,000	799,040
Pepco Holdings, Inc.	35,700	817,887
PG&E Corp.	63,681	2,384,854
Pinnacle West Capital Corp.	15,950	548,840
PPL Corp.	66,510	2,462,200

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Progress Energy, Inc.	45,321	$1,954,695
Public Service Enterprise Group, Inc.	90,764	2,976,152
Southern Co.	139,246	5,248,182
TECO Energy, Inc.	34,600	544,258
Xcel Energy, Inc.	75,287	1,504,987
		60,099,536
Electrical Components & Equipment - 0.3%
Emerson Electric Co.	138,808	5,661,978
Molex, Inc.	28,347	636,390
		6,298,368
Electronics - 0.7%
Agilent Technologies, Inc. (a)	64,505	1,913,218
Amphenol Corp. Class A	31,600	1,268,424
Applera Corp. Applied Biosystems Group	30,268	1,036,679
Jabil Circuit, Inc.	36,100	344,394
PerkinElmer, Inc.	20,474	511,236
Thermo Fisher Scientific, Inc. (a)	74,775	4,112,625
Tyco Electronics Ltd.	87,638	2,424,067
Waters Corp. (a)	18,100	1,053,058
		12,663,701
Engineering & Construction - 0.2%
Fluor Corp.	31,670	1,764,019
Jacobs Engineering Group, Inc. (a)	21,600	1,173,096
		2,937,115
Entertainment - 0.1%
International Game Technology	55,356	951,016
Environmental Controls - 0.2%
Allied Waste Industries, Inc. (a)	57,834	642,536
Waste Management, Inc.	87,497	2,755,280
		3,397,816
Foods - 2.1%
Campbell Soup Co.	38,746	1,495,596
ConAgra Foods, Inc.	81,469	1,585,387
Dean Foods Co. (a)	25,500	595,680
General Mills, Inc.	59,451	4,085,473
H.J. Heinz Co.	56,222	2,809,413
The Hershey Co.	30,384	1,201,383
Kellogg Co.	45,316	2,542,227
Kraft Foods, Inc. Class A	270,452	8,857,303
The Kroger Co.	117,175	3,219,969
McCormick & Co., Inc.	21,700	834,365
Safeway, Inc.	78,577	1,863,846
Sara Lee Corp.	125,936	1,590,572
SuperValu, Inc.	36,641	795,110
Sysco Corp.	107,378	3,310,464
Tyson Foods, Inc. Class A	50,400	601,776
Whole Foods Market, Inc.	25,000	500,750

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Wrigley (Wm.) Jr. Co.	38,455	$3,053,327
		38,942,641
Forest Products & Paper - 0.4%
International Paper Co.	76,888	2,012,928
MeadWestvaco Corp.	30,750	716,782
Plum Creek Timber Co., Inc.	29,500	1,470,870
Weyerhaeuser Co.	37,664	2,281,685
		6,482,265
Gas - 0.2%
Nicor, Inc.	9,082	402,787
NiSource, Inc.	48,985	723,018
Sempra Energy	44,661	2,254,041
		3,379,846
Hand & Machine Tools - 0.1%
The Black & Decker Corp.	11,150	677,362
Snap-on, Inc.	9,103	479,364
The Stanley Works	13,555	565,786
		1,722,512
Health Care - Products - 4.2%
Baxter International, Inc.	111,926	7,345,703
Becton, Dickinson & Co.	43,546	3,495,002
Boston Scientific Corp. (a)	265,140	3,253,268
C.R. Bard, Inc.	17,778	1,686,599
Covidien Ltd.	89,438	4,808,187
Intuitive Surgical, Inc. (a)	7,100	1,710,958
Johnson & Johnson	499,400	34,598,432
Medtronic, Inc.	201,114	10,075,811
St. Jude Medical, Inc. (a)	60,692	2,639,495
Stryker Corp.	43,202	2,691,485
Varian Medical Systems, Inc. (a)	22,700	1,296,851
Zimmer Holdings, Inc. (a)	41,378	2,671,364
		76,273,155
Health Care - Services - 1.2%
Aetna, Inc.	84,496	3,051,151
Cigna Corp.	49,164	1,670,593
Coventry Health Care, Inc. (a)	26,590	865,505
DaVita, Inc. (a)	18,800	1,071,788
Humana, Inc. (a)	30,196	1,244,075
Laboratory Corp. of America Holdings (a)	19,900	1,383,050
Quest Diagnostics, Inc.	28,070	1,450,377
Tenet Healthcare Corp. (a)	81,728	453,590
UnitedHealth Group, Inc.	218,296	5,542,535
WellPoint, Inc. (a)	91,640	4,286,003
		21,018,667
Holding Company - Diversified - 0.1%
Leucadia National Corp.	30,700	1,395,008
Home Builders - 0.1%
Centex Corp.	24,110	390,582

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
D.R. Horton, Inc.	52,200	$679,644
KB Home	14,170	278,866
Lennar Corp. Class A	24,000	364,560
Pulte Homes, Inc.	40,292	562,879
		2,276,531
Home Furnishing - 0.1%
Harman International Industries, Inc.	10,800	367,956
Whirlpool Corp.	13,395	1,062,090
		1,430,046
Household Products - 0.5%
Avery Dennison Corp.	17,698	787,207
The Clorox Co.	24,615	1,543,114
Fortune Brands, Inc.	26,780	1,536,101
Kimberly-Clark Corp.	74,281	4,816,380
		8,682,802
Housewares - 0.0%
Newell Rubbermaid, Inc.	48,171	831,431
Insurance - 3.0%
AFLAC, Inc.	85,138	5,001,857
Allstate Corp.	96,915	4,469,720
American International Group, Inc.	479,608	1,597,095
Aon Corp.	51,452	2,313,282
Assurant, Inc.	19,900	1,094,500
Chubb Corp.	64,518	3,542,038
Cincinnati Financial Corp.	29,585	841,397
Genworth Financial, Inc. Class A	78,800	678,468
The Hartford Financial Services Group, Inc.	54,034	2,214,854
Lincoln National Corp.	46,803	2,003,636
Loews Corp.	64,844	2,560,690
Marsh & McLennan Cos., Inc.	91,652	2,910,867
MBIA, Inc.	35,611	423,771
Metlife, Inc.	122,700	6,871,200
MGIC Investment Corp.	18,887	132,776
Principal Financial Group, Inc.	46,500	2,022,285
The Progressive Corp.	120,848	2,102,755
Prudential Financial, Inc.	76,400	5,500,800
Torchmark Corp.	16,026	958,355
The Travelers Cos., Inc.	105,859	4,784,827
Unum Group	62,425	1,566,867
XL Capital Ltd. Class A	54,500	977,730
		54,569,770
Internet - 1.9%
Akamai Technologies, Inc. (a)	29,800	519,712
Amazon.com, Inc. (a)	56,794	4,132,332
eBay, Inc.	195,400	4,373,052
Expedia, Inc. (a)	37,948	573,394
Google, Inc. Class A (a)	42,664	17,087,785
Symantec Corp. (a)	150,582	2,948,396
VeriSign, Inc. (a)	34,700	904,976

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Yahoo!, Inc. (a)	246,720	$4,268,256
		34,807,903
Investment Companies - 0.0%
American Capital Strategies Ltd.	33,600	857,136
Iron & Steel - 0.3%
AK Steel Holding Corp.	20,200	523,584
Allegheny Technologies, Inc.	18,347	542,154
Nucor Corp.	56,300	2,223,850
United States Steel Corp.	21,056	1,634,156
		4,923,744
Leisure Time - 0.2%
Carnival Corp.	78,368	2,770,309
Harley-Davidson, Inc.	42,636	1,590,323
		4,360,632
Lodging - 0.2%
Marriott International, Inc. Class A	54,046	1,410,060
Starwood Hotels & Resorts Worldwide, Inc.	33,627	946,264
Wyndham Worldwide Corp.	31,988	502,531
		2,858,855
Machinery - Construction & Mining - 0.4%
Caterpillar, Inc.	108,932	6,492,347
Terex Corp. (a)	17,900	546,308
		7,038,655
Machinery - Diversified - 0.4%
Cummins, Inc.	36,392	1,591,058
Deere & Co.	76,426	3,783,087
The Manitowoc Co., Inc.	23,200	360,760
Rockwell Automation, Inc.	26,132	975,769
		6,710,674
Manufacturing - 4.5%
3M Co.	124,998	8,538,613
Cooper Industries Ltd. Class A	31,130	1,243,644
Danaher Corp.	44,600	3,095,240
Dover Corp.	33,759	1,368,927
Eastman Kodak Co.	51,647	794,331
Eaton Corp.	29,456	1,654,838
General Electric Co.	1,777,775	45,333,262
Honeywell International, Inc.	132,210	5,493,325
Illinois Tool Works, Inc.	71,166	3,163,329
Ingersoll-Rand Co. Ltd. Class A	55,910	1,742,715
ITT Corp.	31,810	1,768,954
Leggett & Platt, Inc.	30,747	669,977
Pall Corp.	20,718	712,492
Parker Hannifin Corp.	30,247	1,603,091
Textron, Inc.	44,910	1,314,965
Tyco International Ltd.	86,038	3,013,051
		81,510,754

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Media - 2.5%
CBS Corp. Class B	122,409	$1,784,723
Comcast Corp. Class A	522,094	10,248,705
The DIRECTV Group, Inc. (a)	103,300	2,703,361
Gannett Co., Inc.	41,271	697,893
The McGraw-Hill Cos., Inc.	56,888	1,798,230
Meredith Corp.	5,689	159,520
New York Times Co. Class A	25,100	358,679
News Corp. Class A	410,800	4,925,492
Scripps Networks Interactive Class A	14,400	522,864
Time Warner, Inc.	638,494	8,370,656
Viacom, Inc. Class B (a)	111,209	2,762,431
The Walt Disney Co.	335,684	10,302,142
Washington Post Co. Class B	1,000	556,760
		45,191,456
Metal Fabricate & Hardware - 0.1%
Precision Castparts Corp.	24,800	1,953,744
Mining - 0.7%
Alcoa, Inc.	145,366	3,282,364
Freeport-McMoRan Copper & Gold, Inc.	68,320	3,883,992
Newmont Mining Corp.	81,697	3,166,576
Titanium Metals Corp.	16,200	183,708
Vulcan Materials Co.	19,078	1,421,311
		11,937,951
Office Equipment/Supplies - 0.2%
Pitney Bowes, Inc.	37,155	1,235,775
Xerox Corp.	156,077	1,799,568
		3,035,343
Oil & Gas - 10.5%
Anadarko Petroleum Corp.	83,408	4,046,122
Apache Corp.	59,456	6,200,072
Cabot Oil & Gas Corp.	17,600	636,064
Chesapeake Energy Corp.	92,000	3,299,120
Chevron Corp.	367,116	30,279,728
ConocoPhillips	272,218	19,939,968
Devon Energy Corp.	79,800	7,277,760
ENSCO International, Inc.	25,700	1,481,091
EOG Resources, Inc.	44,300	3,963,078
Exxon Mobil Corp.	928,198	72,083,857
Hess Corp.	50,280	4,126,982
Marathon Oil Corp.	126,314	5,036,139
Murphy Oil Corp.	33,800	2,167,932
Nabors Industries Ltd. (a)	50,638	1,261,899
Noble Corp.	48,300	2,120,370
Noble Energy, Inc.	30,800	1,712,172
Occidental Petroleum Corp.	146,402	10,314,021
Pioneer Natural Resources Co.	21,500	1,124,020
Questar Corp.	30,100	1,231,692
Range Resources Corp.	26,988	1,156,976
Rowan Cos., Inc.	19,866	606,906

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Southwestern Energy Co. (a)	61,500	$1,878,210
Sunoco, Inc.	21,112	751,165
Tesoro Corp.	24,600	405,654
Valero Energy Corp.	93,700	2,839,110
XTO Energy, Inc.	97,432	4,532,537
		190,472,645
Oil & Gas Services - 2.4%
Baker Hughes, Inc.	55,083	3,334,725
BJ Services Co.	52,500	1,004,325
Cameron International Corp. (a)	38,600	1,487,644
Halliburton Co.	156,868	5,080,954
National Oilwell Varco, Inc. (a)	74,600	3,747,158
Schlumberger Ltd.	214,210	16,727,659
Smith International, Inc.	38,500	2,257,640
Transocean, Inc.	56,999	6,260,770
Weatherford International Ltd.	120,600	3,031,884
		42,932,759
Packaging & Containers - 0.1%
Ball Corp.	17,608	695,340
Bemis Co., Inc.	15,988	419,046
Pactiv Corp. (a)	23,598	585,938
Sealed Air Corp.	27,896	613,433
		2,313,757
Pharmaceuticals - 5.9%
Abbott Laboratories	275,837	15,882,694
Allergan, Inc.	54,858	2,825,187
AmerisourceBergen Corp.	28,832	1,085,525
Barr Pharmaceuticals, Inc. (a)	20,000	1,306,000
Bristol-Myers Squibb Co.	353,484	7,370,141
Cardinal Health, Inc.	63,979	3,152,885
Eli Lilly & Co.	177,795	7,828,314
Express Scripts, Inc. (a)	44,100	3,255,462
Forest Laboratories, Inc. (a)	54,600	1,544,088
Gilead Sciences, Inc. (a)	164,576	7,501,374
Hospira, Inc. (a)	26,993	1,031,133
King Pharmaceuticals, Inc. (a)	45,348	434,434
Medco Health Solutions, Inc. (a)	90,782	4,085,190
Merck & Co., Inc.	382,862	12,083,125
Mylan, Inc. (a)	50,700	578,994
Patterson Cos., Inc. (a)	18,500	562,585
Pfizer, Inc.	1,204,721	22,215,055
Schering-Plough Corp.	289,986	5,356,041
Watson Pharmaceuticals, Inc. (a)	18,671	532,124
Wyeth	237,804	8,784,480
		107,414,831
Pipelines - 0.4%
El Paso Corp.	124,335	1,586,515
Spectra Energy Corp.	112,734	2,683,069

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
The Williams Cos., Inc.	104,691	$2,475,942
		6,745,526
Real Estate - 0.0%
CB Richard Ellis Group, Inc. Class A (a)	31,100	415,807
Real Estate Investment Trusts (REITS) - 1.2%
Apartment Investment & Management Co. Class A	17,854	625,247
AvalonBay Communities, Inc.	13,700	1,348,354
Boston Properties, Inc.	21,400	2,004,324
Developers Diversified Realty Corp.	21,900	694,011
Equity Residential	48,800	2,167,208
General Growth Properties, Inc.	43,700	659,870
HCP, Inc.	43,247	1,735,502
Host Hotels & Resorts, Inc.	92,200	1,225,338
Kimco Realty Corp.	43,100	1,592,114
Prologis	46,700	1,927,309
Public Storage	22,004	2,178,616
Simon Property Group, Inc.	40,000	3,880,000
Vornado Realty Trust	24,100	2,191,895
		22,229,788
Retail - 6.0%
Abercrombie & Fitch Co. Class A	15,600	615,420
AutoNation, Inc. (a)	23,068	259,284
AutoZone, Inc. (a)	7,536	929,490
Bed Bath & Beyond, Inc. (a)	46,396	1,457,298
Best Buy Co., Inc.	60,411	2,265,413
Big Lots, Inc. (a)	14,596	406,207
Coach, Inc. (a)	60,900	1,524,936
Costco Wholesale Corp.	77,489	5,031,361
CVS Caremark Corp.	255,632	8,604,573
Darden Restaurants, Inc.	25,028	716,552
Dillard's, Inc. Class A	10,165	119,947
Family Dollar Stores, Inc.	25,024	593,069
GameStop Corp. Class A (a)	29,300	1,002,353
The Gap, Inc.	80,903	1,438,455
The Home Depot, Inc.	302,706	7,837,058
J.C. Penney Co., Inc.	40,061	1,335,634
Jones Apparel Group, Inc.	15,289	282,999
Kohl's Corp. (a)	54,376	2,505,646
Limited Brands, Inc.	51,059	884,342
Liz Claiborne, Inc.	17,292	284,108
Lowe's Cos., Inc.	261,300	6,190,197
Macy's, Inc.	74,962	1,347,817
McDonald's Corp.	201,160	12,411,572
Nordstrom, Inc.	28,476	820,678
Office Depot, Inc. (a)	49,859	290,179
Polo Ralph Lauren Corp.	10,300	686,392
RadioShack Corp.	23,530	406,598
Sears Holdings Corp. (a)	10,198	953,513
Staples, Inc.	125,784	2,830,140
Starbucks Corp. (a)	130,196	1,936,015
Target Corp.	135,210	6,632,051

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Tiffany & Co.	22,656	$804,741
The TJX Cos., Inc.	74,960	2,287,779
Wal-Mart Stores, Inc.	400,673	23,996,306
Walgreen Co.	177,180	5,485,493
Wendy's/Arby's Group, Inc. Class A	51,678	271,828
Yum! Brands, Inc.	84,840	2,766,632
		108,212,076
Savings & Loans - 0.1%
Hudson City Bancorp, Inc.	94,600	1,745,370
Sovereign Bancorp, Inc.	93,539	369,479
		2,114,849
Semiconductors - 2.3%
Advanced Micro Devices, Inc. (a)	108,942	571,946
Altera Corp.	53,904	1,114,735
Analog Devices, Inc.	52,225	1,376,129
Applied Materials, Inc.	240,352	3,636,526
Broadcom Corp. Class A (a)	79,800	1,486,674
Intel Corp.	1,004,732	18,818,630
KLA-Tencor Corp.	30,728	972,541
Linear Technology Corp.	39,949	1,224,836
LSI Corp. (a)	116,142	622,521
MEMC Electronic Materials, Inc. (a)	40,700	1,150,182
Microchip Technology, Inc.	33,300	980,019
Micron Technology, Inc. (a)	135,880	550,314
National Semiconductor Corp.	37,224	640,625
Novellus Systems, Inc.	17,831	350,201
Nvidia Corp. (a)	98,800	1,058,148
QLogic Corp. (a)	24,600	377,856
Teradyne, Inc. (a)	31,006	242,157
Texas Instruments, Inc.	234,869	5,049,683
Xilinx, Inc.	49,368	1,157,680
		41,381,403
Software - 3.8%
Adobe Systems, Inc. (a)	95,044	3,751,387
Autodesk, Inc. (a)	40,112	1,345,758
BMC Software, Inc. (a)	34,231	980,033
CA, Inc.	69,487	1,386,960
Citrix Systems, Inc.	32,827	829,210
Compuware Corp. (a)	48,637	471,293
Electronic Arts, Inc. (a)	56,500	2,089,935
Fidelity National Information Services, Inc.	31,700	585,182
Fiserv, Inc. (a)	29,601	1,400,719
IMS Health, Inc.	34,925	660,432
Intuit, Inc. (a)	57,500	1,817,575
Microsoft Corp.	1,403,240	37,452,476
Novell, Inc. (a)	63,682	327,325
Oracle Corp. (a)	701,028	14,237,879
Salesforce.com, Inc. (a)	18,600	900,240
		68,236,404

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Telecommunications - 5.7%
American Tower Corp. Class A (a)	70,700	$2,543,079
AT&T, Inc.	1,053,175	29,404,646
CenturyTel, Inc.	18,748	687,114
Ciena Corp. (a)	16,728	168,618
Cisco Systems, Inc.	1,056,487	23,834,347
Corning, Inc.	281,461	4,402,050
Embarq Corp.	25,505	1,034,228
Frontier Communications Corp.	59,000	678,500
Harris Corp.	23,000	1,062,600
JDS Uniphase Corp. (a)	38,147	322,724
Juniper Networks, Inc. (a)	95,900	2,020,613
Motorola, Inc.	402,302	2,872,436
Qualcomm, Inc.	293,018	12,590,984
Qwest Communications International, Inc.	265,521	857,633
Sprint Nextel Corp.	510,013	3,111,079
Tellabs, Inc. (a)	78,723	319,615
Verizon Communications, Inc.	508,463	16,316,578
Windstream Corp.	85,863	939,341
		103,166,185
Textiles - 0.0%
Cintas Corp.	23,900	686,169
Toys, Games & Hobbies - 0.1%
Hasbro, Inc.	23,904	829,947
Mattel, Inc.	64,552	1,164,518
		1,994,465
Transportation - 2.1%
Burlington Northern Santa Fe Corp.	50,456	4,663,648
C.H. Robinson Worldwide, Inc.	30,600	1,559,376
CSX Corp.	72,172	3,938,426
Expeditors International of Washington, Inc.	38,300	1,334,372
FedEx Corp.	55,212	4,363,957
Norfolk Southern Corp.	67,277	4,454,410
Ryder System, Inc.	10,305	638,910
Union Pacific Corp.	91,176	6,488,084
United Parcel Service, Inc. Class B	180,400	11,345,356
		38,786,539
TOTAL COMMON STOCK (Cost $1,798,138,880)		1,819,973,428
TOTAL EQUITIES (Cost $1,798,138,880)		1,819,973,428
TOTAL LONG-TERM INVESTMENTS (Cost $1,798,138,880)		1,819,973,428
	Principal Amount
SHORT-TERM INVESTMENTS - 0.6%
Repurchase Agreement - 0.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/08, 0.900%, due 10/01/08 (b)	$8,281,014	8,281,014

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Discount Notes - 0.1%
U.S. Treasury Bill (c) 2.060% 12/04/08	$1,185,000	$1,180,661
TOTAL SHORT-TERM INVESTMENTS (Cost $9,461,675)		9,461,675
TOTAL INVESTMENTS - 101.0% (Cost $1,807,600,555) (d)		1,829,435,103
Other Assets/ (Liabilities) - (1.0)%		(17,375,671)
NET ASSETS - 100.0%		$1,812,059,432

Notes to Portfolio of Investments
(a) Non-income producing security.

(b)

Maturity value of $8,281,221. Collateralized by U.S. Government Agency obligations with rates ranging from 4.008% - 4.810%, maturity dates ranging from 4/01/34 - 5/01/34, and an aggregate market value, including accrued interest, of $8,447,679.

(c) This security is held as collateral for open futures contracts. (Note 2).
(d) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Core Opportunities Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES - 98.7%
COMMON STOCK - 98.7%
Aerospace & Defense - 2.8%
Boeing Co.	22,586	$1,295,307
Agriculture - 0.9%
Archer-Daniels-Midland Co.	18,600	407,526
Banks - 0.6%
Wells Fargo & Co.	7,847	294,498
Beverages - 5.7%
The Coca-Cola Co.	5,300	280,264
Diageo PLC Sponsored ADR (United Kingdom)	14,000	964,040
PepsiCo, Inc.	19,313	1,376,438
		2,620,742
Biotechnology - 3.2%
Amgen, Inc. (a)	12,100	717,167
Genentech, Inc. (a)	8,681	769,831
		1,486,998
Building Materials - 1.0%
USG Corp. (a)	18,617	476,595
Computers - 3.5%
Apple, Inc. (a)	6,700	761,522
EMC Corp. (a)	72,200	863,512
		1,625,034
Cosmetics & Personal Care - 3.6%
The Estee Lauder Cos., Inc. Class A	13,265	662,056
The Procter & Gamble Co.	14,082	981,375
		1,643,431
Diversified Financial - 15.2%
The Blackstone Group LP	9,600	147,264
The Charles Schwab Corp.	73,491	1,910,766
Citigroup, Inc.	82,700	1,696,177
The Goldman Sachs Group, Inc.	3,500	448,000
Invesco Ltd.	32,944	691,165
JP Morgan Chase & Co.	45,624	2,130,641
		7,024,013
Electric - 3.4%
Exelon Corp.	15,272	956,332
Public Service Enterprise Group, Inc.	19,082	625,699
		1,582,031
Engineering & Construction - 0.4%
Foster Wheeler Ltd. (a)	5,531	199,724

The accompanying notes are an integral part of the financial statements.

MassMutual Select Core Opportunities Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care - Products - 3.1%
Johnson & Johnson	21,000	$1,454,880
Health Care - Services - 1.1%
Aetna, Inc.	13,800	498,318
Home Builders - 1.1%
Toll Brothers, Inc. (a)	20,328	512,875
Internet - 2.2%
Google, Inc. Class A (a)	1,100	440,572
Yahoo!, Inc. (a)	32,124	555,745
		996,317
Manufacturing - 8.2%
3M Co.	10,000	683,100
Eaton Corp.	7,799	438,148
General Electric Co.	70,700	1,802,850
Siemens AG Sponsored ADR (Germany)	9,200	863,788
		3,787,886
Media - 1.7%
Comcast Corp. Class A	39,100	767,533
Mining - 4.3%
Alcoa, Inc.	27,500	620,950
Barrick Gold Corp.	19,005	698,244
Newmont Mining Corp.	16,600	643,416
		1,962,610
Oil & Gas - 5.3%
Chesapeake Energy Corp.	33,600	1,204,896
Exxon Mobil Corp.	15,800	1,227,028
		2,431,924
Oil & Gas Services - 7.4%
BJ Services Co.	10,012	191,530
Halliburton Co.	47,400	1,535,286
Schlumberger Ltd.	21,459	1,675,733
		3,402,549
Pharmaceuticals - 2.7%
Merck & Co., Inc.	40,000	1,262,400
Retail - 10.6%
CVS Caremark Corp.	39,562	1,331,657
Lowe's Cos., Inc.	71,900	1,703,311
McDonald's Corp.	20,238	1,248,685
Starbucks Corp. (a)	42,000	624,540
		4,908,193
Semiconductors - 6.3%
Intel Corp.	92,836	1,738,818
Maxim Integrated Products, Inc.	19,585	354,489
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	86,451	810,046
		2,903,353

The accompanying notes are an integral part of the financial statements.

MassMutual Select Core Opportunities Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Software - 2.1%
Microsoft Corp.	36,200	$966,177
Telecommunications - 1.8%
Verizon Communications, Inc.	25,400	815,086
Transportation - 0.5%
United Parcel Service, Inc. Class B	3,700	232,693
TOTAL COMMON STOCK (Cost $50,038,630)		45,558,693
TOTAL EQUITIES (Cost $50,038,630)		45,558,693
TOTAL LONG-TERM INVESTMENTS (Cost $50,038,630)		45,558,693
	Principal Amount
SHORT-TERM INVESTMENTS - 0.5%
Repurchase Agreement - 0.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/08, 0.900%, due 10/01/08 (b)	$216,718	216,718
TOTAL SHORT-TERM INVESTMENTS (Cost $216,718)		216,718
TOTAL INVESTMENTS - 99.2% (Cost $50,255,348) (c)		45,775,411
Other Assets/ (Liabilities) - 0.8%		364,595
NET ASSETS - 100.0%		$46,140,006

Notes to Portfolio of Investments
ADR - American Depositary Receipt
(a) Non-income producing security.

(b)

Maturity value of $216,724. Collateralized by U.S. Government Agency obligations with a rate of 4.244%, maturity date of 6/01/34, and an aggregate market value, including accrued interest, of $221,697.

(c) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES - 99.7%
COMMON STOCK - 99.7%
Advertising - 0.6%
Omnicom Group, Inc.	88,600	$3,318,956
Aerospace & Defense - 2.0%
General Dynamics Corp.	77,600	5,540,640
Lockheed Martin Corp.	39,500	4,344,210
Rockwell Collins, Inc.	12,200	567,910
United Technologies Corp.	6,200	351,292
		10,804,052
Banks - 2.8%
The Bank of New York Mellon Corp.	90,700	2,403,550
Northern Trust Corp.	88,600	5,747,482
State Street Corp.	169,100	7,440,400
		15,591,432
Beverages - 0.9%
The Coca-Cola Co.	6,300	321,489
PepsiCo, Inc.	65,700	4,576,662
		4,898,151
Biotechnology - 4.1%
Amgen, Inc. (a)	35,700	1,981,350
Celgene Corp. (a)	152,300	8,528,800
Genentech, Inc. (a)	144,600	12,334,380
		22,844,530
Chemicals - 4.0%
Monsanto Co.	105,900	10,288,185
Potash Corp. of Saskatchewan	36,900	4,860,099
Praxair, Inc.	98,000	6,893,320
		22,041,604
Commercial Services - 5.4%
Accenture Ltd. Class A	159,800	6,072,400
Automatic Data Processing, Inc.	198,400	8,263,360
Mastercard, Inc. Class A	16,700	2,806,101
McKesson Corp.	89,200	4,666,944
Monster Worldwide, Inc. (a)	69,800	1,040,020
Visa, Inc. Class A	50,100	2,895,780
Western Union Co.	165,400	3,896,824
		29,641,429
Computers - 4.4%
Apple, Inc. (a)	129,900	13,673,274
Dell, Inc. (a)	182,100	2,806,161
EMC Corp. (a)	137,400	1,575,978

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Hewlett-Packard Co.	134,400	$5,987,520
		24,042,933
Cosmetics & Personal Care - 0.1%
The Procter & Gamble Co.	12,800	854,400
Distribution & Wholesale - 0.4%
Fastenal Co.	45,000	2,108,250
Diversified Financial - 6.8%
American Express Co.	6,000	195,300
Ameriprise Financial, Inc.	132,600	4,760,340
BlackRock, Inc.	12,200	2,330,200
The Charles Schwab Corp.	141,000	3,063,930
Citigroup, Inc.	76,000	1,349,000
CME Group, Inc.	9,400	3,008,000
Credit Suisse Group Sponsored ADR (Switzerland)	12,900	578,694
Franklin Resources, Inc.	107,400	9,000,120
The Goldman Sachs Group, Inc.	60,200	7,266,140
IntercontinentalExchange, Inc. (a)	29,200	1,894,496
Merrill Lynch & Co., Inc.	36,400	800,800
Morgan Stanley	165,100	3,465,449
		37,712,469
Electrical Components & Equipment - 0.0%
Sunpower Corp. Class B (a)	1,700	113,518
Electronics - 0.2%
Thermo Fisher Scientific, Inc. (a)	17,800	942,866
Tyco Electronics Ltd.	11,300	282,500
		1,225,366
Engineering & Construction - 0.1%
Foster Wheeler Ltd. (a)	2,300	73,186
McDermott International, Inc. (a)	25,700	615,772
		688,958
Entertainment - 0.1%
International Game Technology	41,150	691,320
Foods - 0.1%
Sysco Corp.	10,100	315,019
Health Care - Products - 7.3%
Alcon, Inc.	32,600	5,357,158
Baxter International, Inc.	83,700	5,427,108
Becton, Dickinson & Co.	35,300	2,805,644
Covidien Ltd.	49,800	2,601,054
Intuitive Surgical, Inc. (a)	7,200	1,810,080
Medtronic, Inc.	182,500	9,008,200
St. Jude Medical, Inc. (a)	158,900	6,581,638
Stryker Corp.	110,200	6,760,770
		40,351,652
Health Care - Services - 2.2%
Aetna, Inc.	165,300	5,826,825

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Humana, Inc. (a)	93,900	$3,821,730
WellPoint, Inc. (a)	50,500	2,245,230
		11,893,785
Insurance - 0.2%
Prudential Financial, Inc.	18,300	1,184,925
Internet - 8.1%
Amazon.com, Inc. (a)	209,300	13,259,155
eBay, Inc. (a)	147,400	2,940,630
Expedia, Inc. (a)	122,500	1,679,475
Google, Inc. Class A (a)	48,700	18,554,700
McAfee, Inc. (a)	111,500	3,727,445
Tencent Holdings Ltd.	187,800	1,224,917
VeriSign, Inc. (a)	140,400	3,341,520
		44,727,842
Iron & Steel - 0.2%
Nucor Corp.	35,800	1,323,884
Lodging - 1.3%
Las Vegas Sands Corp. (a)	67,600	2,237,560
Marriott International, Inc. Class A	117,000	2,857,140
MGM MIRAGE (a)	78,189	2,032,132
		7,126,832
Machinery - Construction & Mining - 0.3%
Joy Global, Inc.	41,900	1,673,067
Machinery - Diversified - 0.2%
Deere & Co.	18,600	888,336
Manufacturing - 4.3%
Danaher Corp.	245,100	16,725,624
General Electric Co.	40,900	944,790
Illinois Tool Works, Inc.	63,700	2,726,360
Tyco International Ltd.	100,300	3,419,227
		23,816,001
Media - 1.5%
Discovery Communications, Inc., Series A (a)	111,300	1,623,867
Discovery Communications, Inc., Series C (a)	52,700	770,474
The McGraw-Hill Cos., Inc.	163,800	4,914,000
Shaw Communications, Inc. Class B	48,700	975,948
		8,284,289
Mining - 0.8%
BHP Billiton Ltd.	5,900	148,069
Freeport-McMoRan Copper & Gold, Inc.	77,800	4,140,516
		4,288,585
Oil & Gas - 3.5%
Chevron Corp.	35,800	2,774,500
EOG Resources, Inc.	61,200	5,190,984
Exxon Mobil Corp.	118,800	8,798,328
Murphy Oil Corp.	600	36,366

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Petroleo Brasileiro SA Sponsored ADR (Brazil)	77,800	$2,576,736
		19,376,914
Oil & Gas Services - 6.2%
Baker Hughes, Inc.	74,300	4,313,858
FMC Technologies, Inc. (a)	18,100	780,110
Schlumberger Ltd.	231,800	17,095,250
Smith International, Inc.	217,300	12,094,918
		34,284,136
Pharmaceuticals - 6.9%
Allergan, Inc.	105,500	5,393,160
Express Scripts, Inc. (a)	64,700	4,308,373
Gilead Sciences, Inc. (a)	275,200	11,679,488
Medco Health Solutions, Inc. (a)	164,300	7,163,480
Novartis AG	600	30,702
Roche Holding AG	23,634	3,554,796
Schering-Plough Corp.	42,600	745,926
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	16,400	711,104
Wyeth	121,000	4,427,390
		38,014,419
Retail - 6.6%
Bed Bath & Beyond, Inc. (a)	99,100	3,062,190
Coach, Inc. (a)	78,000	1,856,400
Costco Wholesale Corp.	49,000	3,096,800
CVS Caremark Corp.	193,768	6,330,401
Kohl's Corp. (a)	118,800	5,391,144
McDonald's Corp.	80,200	4,824,832
Wal-Mart Stores, Inc.	142,600	8,334,970
Yum! Brands, Inc.	106,600	3,425,058
		36,321,795
Semiconductors - 2.8%
Altera Corp.	42,900	856,284
Broadcom Corp. Class A (a)	63,500	1,091,565
Intel Corp.	208,200	3,595,614
Marvell Technology Group Ltd. (a)	516,800	4,459,984
Xilinx, Inc.	234,600	5,348,880
		15,352,327
Software - 6.4%
Adobe Systems, Inc. (a)	82,400	2,978,760
Autodesk, Inc. (a)	125,700	4,043,769
Electronic Arts, Inc. (a)	138,000	4,968,000
Fiserv, Inc. (a)	98,400	4,514,592
Intuit, Inc. (a)	66,100	1,977,712
Microsoft Corp.	575,500	14,393,255
Oracle Corp. (a)	117,500	2,205,475
		35,081,563
Telecommunications - 7.2%
America Movil SAB de C.V. Sponsored ADR (Mexico)	181,600	7,837,856
American Tower Corp. Class A (a)	230,700	7,889,940

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
AT&T, Inc.	5,900	$163,725
Cisco Systems, Inc. (a)	314,800	6,859,492
Juniper Networks, Inc. (a)	414,000	8,694,000
MetroPCS Communications, Inc. (a)	55,600	721,688
Nokia Oyj Sponsored ADR (Finland)	5,900	103,840
Nortel Networks Corp. (a)	3,209	7,573
Qualcomm, Inc.	193,200	7,704,816
		39,982,930
Toys, Games & Hobbies - 1.2%
Nintendo Co. Ltd. Sponsored ADR (Japan)	133,100	6,615,070
Transportation - 0.5%
Expeditors International of Washington, Inc.	28,400	989,740
Union Pacific Corp.	23,500	1,625,025
		2,614,765
TOTAL COMMON STOCK (Cost $652,853,416)		550,095,504
TOTAL EQUITIES (Cost $652,853,416)		550,095,504
RIGHTS - 0.0%
Computers - 0.0%
Seagate Technology (b) (a)	66,000	0
TOTAL RIGHTS (Cost $0)		0
TOTAL LONG-TERM INVESTMENTS (Cost $652,853,416)		550,095,504
	Principal Amount
SHORT-TERM INVESTMENTS - 0.5%
Repurchase Agreement - 0.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/08, 0.900%, due 10/01/08 (c)	$2,771,384	2,771,384
TOTAL SHORT-TERM INVESTMENTS (Cost $2,771,384)		2,771,384
TOTAL INVESTMENTS - 100.2% (Cost $655,624,800) (d)		552,866,888
Other Assets/ (Liabilities) - (0.2)%		(1,109,560)
NET ASSETS - 100.0%		$551,757,328

Notes to Portfolio of Investments
ADR - American Depositary Receipt
(a) Non-income producing security.
(b) This security is valued in good faith under procedures established by the Board of Trustees.

(c)

Maturity value of $2,771,453. Collateralized by U.S. Government Agency obligations with a rate of 4.726%, maturity date of 7/01/34, and an aggregate market value, including accrued interest, of $2,828,115.

(d) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Growth Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES - 100.6%
COMMON STOCK - 100.6%
Advertising - 0.2%
Omnicom Group, Inc.	3,700	$142,672
Aerospace & Defense - 1.8%
General Dynamics Corp.	3,400	250,308
Lockheed Martin Corp.	8,350	915,745
Rockwell Collins, Inc.	500	24,045
United Technologies Corp.	400	24,024
		1,214,122
Agriculture - 1.2%
Philip Morris International, Inc.	16,400	788,840
Airlines - 0.4%
Southwest Airlines Co.	17,100	248,121
Banks - 1.2%
The Bank of New York Mellon Corp.	3,500	114,030
Northern Trust Corp.	3,600	259,920
State Street Corp.	7,000	398,160
		772,110
Beverages - 0.5%
The Coca-Cola Co.	300	15,864
PepsiCo, Inc.	4,700	334,969
		350,833
Biotechnology - 2.8%
Amgen, Inc. (a)	6,700	397,109
Celgene Corp. (a)	6,200	392,336
Genentech, Inc. (a)	6,000	532,080
Genzyme Corp. (a)	3,020	244,288
Vertex Pharmaceuticals, Inc. (a)	9,400	312,456
		1,878,269
Chemicals - 1.8%
Monsanto Co.	4,300	425,614
The Mosaic Co.	4,000	272,080
Potash Corp. of Saskatchewan	1,550	204,616
Praxair, Inc.	4,000	286,960
		1,189,270
Commercial Services - 6.2%
Accenture Ltd. Class A	18,800	714,400
Alliance Data Systems Corp. (a)	2,600	164,788
Automatic Data Processing, Inc.	8,300	354,825
Manpower, Inc.	6,900	297,804
Mastercard, Inc. Class A	1,295	229,642
McKesson Corp.	14,100	758,721

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Growth Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Monster Worldwide, Inc. (a)	2,900	$43,239
Quanta Services, Inc. (a)	28,100	758,981
Visa, Inc. Class A	2,200	135,058
Western Union Co.	26,200	646,354
		4,103,812
Computers - 5.7%
Apple, Inc. (a)	7,800	886,548
Dell, Inc. (a)	7,500	123,600
EMC Corp. (a)	47,900	572,884
Hewlett-Packard Co.	28,400	1,313,216
International Business Machines Corp.	4,950	578,952
Seagate Technology	23,800	288,456
		3,763,656
Cosmetics & Personal Care - 0.1%
The Procter & Gamble Co.	600	41,814
Distribution & Wholesale - 0.1%
Fastenal Co.	1,800	88,902
Diversified Financial - 7.8%
American Express Co.	27,700	981,411
Ameriprise Financial, Inc.	5,400	206,280
BlackRock, Inc.	550	106,975
The Charles Schwab Corp.	5,600	145,600
Citigroup, Inc.	40,900	838,859
CME Group, Inc.	420	156,034
Credit Suisse Group Sponsored ADR (Switzerland)	600	28,968
Franklin Resources, Inc.	4,500	396,585
The Goldman Sachs Group, Inc.	2,500	320,000
IntercontinentalExchange, Inc. (a)	1,200	96,816
Invesco Ltd.	5,900	123,782
Merrill Lynch & Co., Inc.	38,300	968,990
Morgan Stanley	6,400	147,200
NYSE Euronext	16,900	662,142
		5,179,642
Electric - 0.5%
Reliant Energy, Inc. (a)	44,800	329,280
Electrical Components & Equipment - 1.0%
General Cable Corp. (a)	17,450	621,744
Sunpower Corp. Class B (a)	100	6,905
		628,649
Electronics - 1.3%
Thermo Fisher Scientific, Inc. (a)	700	38,500
Thomas & Betts Corp. (a)	20,900	816,563
Tyco Electronics Ltd.	600	16,596
		871,659
Engineering & Construction - 1.4%
Foster Wheeler Ltd. (a)	9,940	358,933
McDermott International, Inc.	1,200	30,660

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Growth Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
The Shaw Group, Inc. (a)	16,850	$517,801
		907,394
Entertainment - 0.1%
International Game Technology	2,100	36,078
Foods - 0.8%
General Mills, Inc.	5,570	382,770
SuperValu, Inc.	5,600	121,520
Sysco Corp.	500	15,415
		519,705
Gas - 0.5%
UGI Corp.	11,900	306,782
Health Care - Products - 3.3%
Alcon, Inc.	1,300	209,963
Baxter International, Inc.	3,500	229,705
Becton, Dickinson & Co.	1,600	128,416
Covidien Ltd.	2,100	112,896
Intuitive Surgical, Inc. (a)	300	72,294
Medtronic, Inc.	12,900	646,290
St. Jude Medical, Inc. (a)	11,000	478,390
Stryker Corp.	4,600	286,580
		2,164,534
Health Care - Services - 1.4%
Aetna, Inc.	6,900	249,159
Coventry Health Care, Inc. (a)	4,100	133,455
Humana, Inc. (a)	3,800	156,560
Universal Health Services, Inc. Class B	5,600	313,768
WellPoint, Inc. (a)	2,000	93,540
		946,482
Insurance - 1.1%
ACE Ltd.	5,400	292,302
Everest Re Group Ltd.	4,300	372,079
Prudential Financial, Inc.	700	50,400
		714,781
Internet - 9.3%
Amazon.com, Inc. (a)	22,700	1,651,652
eBay, Inc.	48,950	1,095,501
Expedia, Inc. (a)	5,400	81,594
Google, Inc. Class A (a)	4,850	1,942,522
McAfee, Inc. (a)	4,400	149,424
Tencent Holdings Ltd.	6,800	48,978
VeriSign, Inc. (a)	10,500	273,840
Yahoo!, Inc. (a)	53,500	925,550
		6,169,061
Iron & Steel - 0.6%
Nucor Corp.	4,400	173,800
Steel Dynamics, Inc.	11,300	193,117
		366,917

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Growth Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Lodging - 0.5%
Las Vegas Sands Corp. (a)	2,800	$101,108
Marriott International, Inc. Class A	4,800	125,232
MGM MIRAGE (a)	3,458	98,553
		324,893
Machinery - Construction & Mining - 1.1%
Bucyrus International, Inc. Class A	1,900	84,892
Caterpillar, Inc.	9,700	578,120
Joy Global, Inc.	1,900	85,766
		748,778
Machinery - Diversified - 0.9%
AGCO Corp. (a)	4,800	204,528
Cummins, Inc.	3,450	150,834
Deere & Co.	700	34,650
Flowserve Corp.	1,960	173,989
		564,001
Manufacturing - 2.7%
Danaher Corp.	10,100	700,940
Dover Corp.	8,935	362,314
General Electric Co.	1,700	43,350
Honeywell International, Inc.	5,900	245,145
Illinois Tool Works, Inc.	2,600	115,570
Parker Hannifin Corp.	3,200	169,600
Tyco International Ltd.	4,200	147,084
		1,784,003
Media - 2.0%
The DIRECTV Group, Inc. (a)	14,300	374,231
Discovery Communications, Inc., Series A (a)	4,650	66,263
Discovery Communications, Inc., Series C (a)	2,150	30,444
DISH Network Corp. Class A (a)	12,300	258,300
The McGraw-Hill Cos., Inc.	6,600	208,626
Shaw Communications, Inc. Class B	2,000	40,660
The Walt Disney Co.	10,350	317,641
		1,296,165
Metal Fabricate & Hardware - 0.3%
Precision Castparts Corp.	2,780	219,008
Mining - 0.6%
BHP Billiton Ltd.	261	6,710
Freeport-McMoRan Copper & Gold, Inc.	6,900	392,265
		398,975
Oil & Gas - 5.3%
Chevron Corp.	1,500	123,720
EOG Resources, Inc.	2,550	228,123
Exxon Mobil Corp.	8,790	682,631
Hess Corp.	5,712	468,841
Murphy Oil Corp.	200	12,828
Nabors Industries Ltd. (a)	14,000	348,880
Occidental Petroleum Corp.	11,310	796,790

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Growth Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Petroleo Brasileiro SA Sponsored ADR (Brazil)	3,200	$119,744
Unit Corp. (a)	4,800	239,136
XTO Energy, Inc.	10,400	483,808
		3,504,501
Oil & Gas Services - 3.6%
Baker Hughes, Inc.	3,000	181,620
FMC Technologies, Inc. (a)	700	32,585
Halliburton Co.	28,700	929,593
Schlumberger Ltd.	9,450	737,951
Smith International, Inc.	8,900	521,896
		2,403,645
Packaging & Containers - 0.2%
Owens-IIlinois, Inc. (a)	5,100	149,940
Pharmaceuticals - 5.2%
Abbott Laboratories	4,000	230,320
Allergan, Inc.	4,400	226,600
Amylin Pharmaceuticals, Inc. (a)	6,800	137,496
Bristol-Myers Squibb Co.	23,700	494,145
Eli Lilly & Co.	9,530	419,606
Express Scripts, Inc. (a)	2,600	191,932
Forest Laboratories, Inc. (a)	6,200	175,336
Gilead Sciences, Inc. (a)	11,300	515,054
Medco Health Solutions, Inc. (a)	6,700	301,500
Novartis AG	137	7,198
Roche Holding AG	944	147,828
Schering-Plough Corp.	11,400	210,558
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	700	32,053
Wyeth	9,200	339,848
		3,429,474
Retail - 5.3%
Bed Bath & Beyond, Inc. (a)	4,000	125,640
Big Lots, Inc. (a)	5,300	147,499
Coach, Inc. (a)	3,200	80,128
Costco Wholesale Corp.	2,100	136,353
CVS Caremark Corp.	7,900	265,914
The Gap, Inc.	21,800	387,604
Kohl's Corp. (a)	5,100	235,008
McDonald's Corp.	3,400	209,780
Ross Stores, Inc.	3,900	143,559
The TJX Cos., Inc.	7,000	213,640
Wal-Mart Stores, Inc.	23,080	1,382,261
Yum! Brands, Inc.	4,600	150,006
		3,477,392
Semiconductors - 3.8%
Altera Corp.	1,700	35,156
Broadcom Corp. Class A (a)	2,400	44,712
Integrated Device Technology, Inc. (a)	18,700	145,486
Intel Corp.	25,900	485,107
Lam Research Corp. (a)	10,200	321,198

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Growth Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
LSI Corp. (a)	27,600	$147,936
Marvell Technology Group Ltd. (a)	20,800	193,440
MEMC Electronic Materials, Inc. (a)	2,800	79,128
Texas Instruments, Inc.	36,600	786,900
Xilinx, Inc.	10,100	236,845
		2,475,908
Software - 7.5%
Activision Blizzard, Inc. (a)	10,400	160,472
Adobe Systems, Inc. (a)	3,300	130,251
Autodesk, Inc. (a)	5,000	167,750
BMC Software, Inc. (a)	12,290	351,863
Electronic Arts, Inc. (a)	19,700	728,703
Fiserv, Inc. (a)	4,100	194,012
Intuit, Inc. (a)	2,700	85,347
Microsoft Corp.	69,200	1,846,948
Oracle Corp. (a)	35,300	716,943
Red Hat, Inc. (a)	39,400	593,758
		4,976,047
Telecommunications - 8.6%
America Movil SAB de C.V. Sponsored ADR (Mexico)	7,700	356,972
American Tower Corp. Class A (a)	9,800	352,506
AT&T, Inc.	11,100	309,912
Cisco Systems, Inc.	72,150	1,627,704
Corning, Inc.	16,500	258,060
Juniper Networks, Inc. (a)	16,400	345,548
MetroPCS Communications, Inc. (a)	2,700	37,773
Nokia Oyj Sponsored ADR (Finland)	55,950	1,043,467
Qualcomm, Inc.	32,100	1,379,337
		5,711,279
Toys, Games & Hobbies - 0.6%
Hasbro, Inc.	4,500	156,240
Nintendo Co. Ltd.	600	250,773
		407,013
Transportation - 1.3%
Expeditors International of Washington, Inc.	1,400	48,776
FedEx Corp.	5,600	442,624
J.B. Hunt Transport Services, Inc.	9,400	313,678
Union Pacific Corp.	1,000	71,160
		876,238
TOTAL COMMON STOCK (Cost $83,435,015)		66,470,645
TOTAL EQUITIES (Cost $83,435,015)		66,470,645
TOTAL LONG-TERM INVESTMENTS (Cost $83,435,015)		66,470,645

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Growth Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.1%
Repurchase Agreement - 0.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/08, 0.900%, due 10/01/08 (b)	$81,478	$81,478
TOTAL SHORT-TERM INVESTMENTS (Cost $81,478)		81,478
TOTAL INVESTMENTS - 100.7% (Cost $83,516,493) (c)		66,552,123
Other Assets/ (Liabilities) - (0.7)%		(478,273)
NET ASSETS - 100.0%		$66,073,850

Notes to Portfolio of Investments
ADR - American Depositary Receipt
(a) Non-income producing security.

(b)

Maturity value of $81,481. Collateralized by U.S. Government Agency obligations with a rate of 3.557%, maturity date of 5/25/34, and an aggregate market value, including accrued interest, of $85,876.

(c) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Growth Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES - 98.6%
COMMON STOCK - 98.6%
Aerospace & Defense - 1.6%
Lockheed Martin Corp.	4,350	$477,064
Agriculture - 1.6%
Philip Morris International, Inc.	9,800	471,380
Apparel - 0.9%
Nike, Inc. Class B	3,800	254,220
Beverages - 3.6%
The Coca-Cola Co.	9,650	510,292
PepsiCo, Inc.	7,775	554,124
		1,064,416
Biotechnology - 5.1%
Celgene Corp. (a)	11,475	726,138
Genentech, Inc. (a)	8,765	777,280
		1,503,418
Chemicals - 5.0%
Air Products & Chemicals, Inc.	4,885	334,574
Monsanto Co.	11,670	1,155,096
		1,489,670
Computers - 11.6%
Apple, Inc. (a)	12,380	1,407,111
Hewlett-Packard Co.	36,980	1,709,955
Research In Motion Ltd. (a)	4,470	305,301
		3,422,367
Cosmetics & Personal Care - 3.4%
Colgate-Palmolive Co.	5,400	406,890
The Procter & Gamble Co.	8,575	597,592
		1,004,482
Diversified Financial - 9.1%
The Blackstone Group LP	23,750	364,325
CME Group, Inc.	3,309	1,229,327
Franklin Resources, Inc.	1,950	171,853
The Goldman Sachs Group, Inc.	1,400	179,200
JP Morgan Chase & Co.	12,100	565,070
NYSE Euronext	4,800	188,064
		2,697,839
Engineering & Construction - 0.6%
Fluor Corp.	3,068	170,888
Foods - 2.8%
Wrigley (Wm.) Jr. Co.	10,240	813,056

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Growth Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care - Products - 6.3%
Alcon, Inc.	5,215	$842,274
Baxter International, Inc.	6,865	450,550
Becton, Dickinson & Co.	6,945	557,406
		1,850,230
Internet - 6.1%
Google, Inc. Class A (a)	4,517	1,809,149
Machinery - Diversified - 0.9%
Deere & Co.	5,655	279,923
Manufacturing - 1.3%
Honeywell International, Inc.	5,230	217,306
Textron, Inc.	5,260	154,013
		371,319
Oil & Gas - 2.1%
EOG Resources, Inc.	7,025	628,456
Oil & Gas Services - 6.3%
Baker Hughes, Inc.	1,500	90,810
Cameron International Corp. (a)	12,300	474,042
National Oilwell Varco, Inc. (a)	6,340	318,458
Schlumberger Ltd.	12,360	965,193
		1,848,503
Pharmaceuticals - 11.4%
Abbott Laboratories	13,610	783,664
Gilead Sciences, Inc. (a)	25,020	1,140,411
Medco Health Solutions, Inc. (a)	11,020	495,900
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	21,010	962,048
		3,382,023
Retail - 6.4%
Costco Wholesale Corp.	2,980	193,491
Kohl's Corp. (a)	8,430	388,455
McDonald's Corp.	6,525	402,593
Starbucks Corp. (a)	21,600	321,192
Target Corp.	2,925	143,471
Wal-Mart Stores, Inc.	7,200	431,208
		1,880,410
Semiconductors - 2.1%
Broadcom Corp. Class A (a)	10,615	197,757
Intel Corp.	15,500	290,315
MEMC Electronic Materials, Inc. (a)	4,175	117,986
		606,058
Software - 2.9%
Activision Blizzard, Inc. (a)	19,500	300,885
Microsoft Corp.	20,870	557,020
		857,905
Telecommunications - 6.9%
America Movil SAB de C.V. Sponsored ADR (Mexico)	7,930	367,635

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Growth Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Cisco Systems, Inc.	48,800	$1,100,928
Qualcomm, Inc.	13,100	562,907
		2,031,470
Transportation - 0.6%
Union Pacific Corp.	2,700	192,132
TOTAL COMMON STOCK (Cost $31,026,944)		29,106,378
TOTAL EQUITIES (Cost $31,026,944)		29,106,378
TOTAL LONG-TERM INVESTMENTS (Cost $31,026,944)		29,106,378
	Principal Amount
SHORT-TERM INVESTMENTS - 0.5%
Repurchase Agreement - 0.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/08, 0.900%, due 10/01/08 (b)	$145,104	145,104
TOTAL SHORT-TERM INVESTMENTS (Cost $145,104)		145,104
TOTAL INVESTMENTS - 99.1% (Cost $31,172,048) (c)		29,251,482
Other Assets/ (Liabilities) - 0.9%		280,089
NET ASSETS - 100.0%		$29,531,571

Notes to Portfolio of Investments
ADR - American Depositary Receipt
(a) Non-income producing security.

(b)

Maturity value of $145,108. Collateralized by U.S. Government Agency obligations with a rate of 4.726%, maturity date of 7/01/34, and an aggregate market value, including accrued interest, of $148,419.

(c) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Aggressive Growth Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES - 97.5%
COMMON STOCK - 97.5%
Biotechnology - 7.0%
Abraxis BioScience, Inc. (a)	23,524	$1,622,215
Genentech, Inc. (a)	88,000	7,803,840
Genzyme Corp. (a)	167,950	13,585,476
		23,011,531
Chemicals - 1.0%
Praxair, Inc.	48,000	3,443,520
Commercial Services - 9.5%
Iron Mountain, Inc. (a)	104,000	2,538,640
Mastercard, Inc. Class A	34,000	6,029,220
Moody's Corp.	192,500	6,545,000
Visa, Inc. Class A	211,674	12,994,667
Weight Watchers International, Inc.	85,000	3,111,000
		31,218,527
Computers - 10.5%
Apple, Inc. (a)	141,212	16,050,156
EMC Corp. (a)	636,950	7,617,922
Research In Motion Ltd. (a)	57,700	3,940,910
Seagate Technology	315,000	3,817,800
Teradata Corp. (a)	160,000	3,120,000
		34,546,788
Cosmetics & Personal Care - 1.7%
The Procter & Gamble Co.	82,000	5,714,580
Diversified Financial - 8.2%
CME Group, Inc.	36,250	13,467,238
IntercontinentalExchange, Inc. (a)	168,453	13,590,788
		27,058,026
Entertainment - 0.2%
International Game Technology	33,500	575,530
Health Care - Products - 6.5%
Intuitive Surgical, Inc. (a)	32,600	7,855,948
Mindray Medical International Ltd. ADR (Cayman Islands)	22,243	724,126
Stryker Corp.	89,400	5,569,620
Varian Medical Systems, Inc. (a)	129,500	7,398,335
		21,548,029
Health Care - Services - 1.1%
UnitedHealth Group, Inc.	142,600	3,620,614
Internet - 13.8%
Amazon.com, Inc. (a)	208,056	15,138,155
eBay, Inc. (a)	180,000	4,028,400
Google, Inc. Class A (a)	54,250	21,728,210

The accompanying notes are an integral part of the financial statements.

MassMutual Select Aggressive Growth Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
VeriSign, Inc. (a)	175,000	$4,564,000
		45,458,765
Lodging - 2.8%
Las Vegas Sands Corp. (a)	154,950	5,595,244
MGM MIRAGE (a)	125,000	3,562,500
		9,157,744
Oil & Gas - 1.1%
EOG Resources, Inc.	40,000	3,578,400
Oil & Gas Services - 9.2%
FMC Technologies, Inc. (a)	131,550	6,123,652
National Oilwell Varco, Inc. (a)	241,881	12,149,683
Schlumberger Ltd.	153,100	11,955,579
		30,228,914
Pharmaceuticals - 4.9%
Allergan, Inc.	310,200	15,975,300
Retail - 4.9%
Staples, Inc.	187,000	4,207,500
Starbucks Corp. (a)	522,050	7,762,883
Walgreen Co.	135,000	4,179,600
		16,149,983
Semiconductors - 1.8%
Broadcom Corp. Class A (a)	310,700	5,788,341
Software - 4.1%
Cerner Corp. (a)	35,900	1,602,576
Intuit, Inc. (a)	170,000	5,373,700
Salesforce.com, Inc. (a)	132,650	6,420,260
		13,396,536
Telecommunications - 5.5%
America Movil SAB de C.V. Sponsored ADR (Mexico)	137,850	6,390,726
Crown Castle International Corp. (a)	135,000	3,910,950
Qualcomm, Inc.	180,000	7,734,600
		18,036,276
Transportation - 3.7%
Expeditors International of Washington, Inc.	222,400	7,748,416
United Parcel Service, Inc. Class B	70,000	4,402,300
		12,150,716
TOTAL COMMON STOCK (Cost $362,073,466)		320,658,120
TOTAL EQUITIES (Cost $362,073,466)		320,658,120
TOTAL LONG-TERM INVESTMENTS (Cost $362,073,466)		320,658,120

The accompanying notes are an integral part of the financial statements.

MassMutual Select Aggressive Growth Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 5.3%
Repurchase Agreement - 5.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/08, 0.900%, due 10/01/08 (b)	$17,587,381	$17,587,381
TOTAL SHORT-TERM INVESTMENTS (Cost $17,587,381)		17,587,381
TOTAL INVESTMENTS - 102.8% (Cost $379,660,847) (c)		338,245,501
Other Assets/ (Liabilities) - (2.8)%		(9,323,457)
NET ASSETS - 100.0%		$328,922,044

Notes to Portfolio of Investments
ADR - American Depositary Receipt
(a) Non-income producing security.

(b)

Maturity value of $17,587,821. Collateralized by U.S. Government Agency obligations with rates ranging from 3.560% - 4.578%, maturity dates ranging from 5/25/34 - 7/01/34, and an aggregate market value, including accrued interest, of $17,941,506.

(c) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select NASDAQ-100 Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES - 97.5%
COMMON STOCK - 97.5%
Advertising - 0.4%
Focus Media Holding Ltd. ADR (Cayman Islands) (a)	3,140	$89,521
Lamar Advertising Co. Class A (a)	2,075	64,097
		153,618
Airlines - 0.2%
Ryanair Holdings PLC Sponsored ADR (Ireland) (a)	3,307	74,176
Auto Manufacturers - 1.1%
Paccar, Inc.	11,594	442,775
Beverages - 0.2%
Hansen Natural Corp. (a)	2,626	79,436
Biotechnology - 7.5%
Amgen, Inc. (a)	14,038	832,032
Biogen Idec, Inc. (a)	8,982	451,705
Celgene Corp. (a)	12,839	812,452
Genzyme Corp. (a)	9,587	775,492
Vertex Pharmaceuticals, Inc. (a)	4,213	140,040
		3,011,721
Chemicals - 0.5%
Sigma-Aldrich Corp.	3,444	180,534
Commercial Services - 1.6%
Apollo Group, Inc. Class A (a)	4,562	270,527
Monster Worldwide, Inc. (a)	3,608	53,795
Paychex, Inc.	9,797	323,595
		647,917
Computers - 15.4%
Apple, Inc. (a)	35,174	3,997,877
Cadence Design Systems, Inc. (a)	7,793	52,681
Cognizant Technology Solutions Corp. Class A (a)	8,127	185,539
Dell, Inc. (a)	20,509	337,988
Logitech International SA (a)	4,985	116,250
NetApp, Inc. (a)	9,746	177,670
Research In Motion Ltd. (a)	16,078	1,098,127
SanDisk Corp. (a)	5,949	116,303
Sun Microsystems, Inc. (a)	9,325	70,870
		6,153,305
Distribution & Wholesale - 0.5%
Fastenal Co.	4,042	199,634
Electronics - 1.3%
Flextronics International Ltd. (a)	25,881	183,237
FLIR Systems, Inc. (a)	4,087	157,023

The accompanying notes are an integral part of the financial statements.

MassMutual Select NASDAQ-100 Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Garmin Ltd. (a)	5,473	$185,754
		526,014
Engineering & Construction - 0.4%
Foster Wheeler Ltd. (a)	4,289	154,876
Environmental Controls - 0.4%
Stericycle, Inc. (a)	2,554	150,456
Foods - 0.2%
Whole Foods Market, Inc.	3,988	79,880
Health Care - Products - 1.4%
Henry Schein, Inc. (a)	2,559	137,777
Hologic, Inc. (a)	7,670	148,261
Intuitive Surgical, Inc. (a)	1,105	266,283
		552,321
Internet - 11.5%
Akamai Technologies, Inc. (a)	4,630	80,747
Amazon.com, Inc. (a)	8,050	585,718
Baidu.com Sponsored ADR (Cayman Islands) (a)	752	186,669
Check Point Software Technologies Ltd. (a)	6,026	137,031
eBay, Inc.	27,612	617,957
Expedia, Inc. (a)	8,005	120,956
Google, Inc. Class A (a)	4,141	1,658,553
IAC/InterActiveCorp (a)	4,200	72,660
Liberty Media Holding Corp. Interactive Class A (a)	15,475	199,782
Symantec Corp. (a)	24,976	489,030
VeriSign, Inc. (a)	5,186	135,251
Yahoo!, Inc. (a)	18,963	328,060
		4,612,414
Iron & Steel - 0.3%
Steel Dynamics, Inc.	5,881	100,506
Lodging - 0.7%
Wynn Resorts Ltd.	3,219	262,799
Machinery - Construction & Mining - 0.3%
Joy Global, Inc.	3,013	136,007
Media - 4.5%
Comcast Corp. Class A	41,042	805,654
The DIRECTV Group, Inc. (a)	23,009	602,146
Discovery Communications, Inc., Series A (a)	3,432	48,906
DISH Network Corp. Class A (a)	6,266	131,586
Liberty Global, Inc. Class A (a)	4,470	135,441
Sirius Satellite Radio, Inc. (a)	97,824	55,760
		1,779,493
Pharmaceuticals - 7.3%
Amylin Pharmaceuticals, Inc. (a)	3,791	76,654
Cephalon, Inc. (a)	1,899	147,153
DENTSPLY International, Inc.	4,064	152,563
Express Scripts, Inc. (a)	6,265	462,482
Gilead Sciences, Inc. (a)	25,789	1,175,463

The accompanying notes are an integral part of the financial statements.

MassMutual Select NASDAQ-100 Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Patterson Cos., Inc. (a)	3,310	$100,657
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	17,921	820,603
		2,935,575
Retail - 4.8%
Bed Bath & Beyond, Inc. (a)	9,998	314,037
Costco Wholesale Corp.	6,520	423,344
PetSmart, Inc.	3,571	88,239
Sears Holdings Corp. (a)	3,763	351,840
Staples, Inc.	13,597	305,933
Starbucks Corp. (a)	28,917	429,996
		1,913,389
Semiconductors - 7.7%
Altera Corp.	12,044	249,070
Applied Materials, Inc.	19,751	298,833
Broadcom Corp. Class A (a)	11,437	213,071
Intel Corp.	56,040	1,049,629
KLA-Tencor Corp.	5,961	188,666
Lam Research Corp. (a)	3,670	115,568
Linear Technology Corp.	8,429	258,433
Marvell Technology Group Ltd. (a)	16,536	153,785
Microchip Technology, Inc.	4,357	128,227
Nvidia Corp. (a)	15,558	166,626
Xilinx, Inc.	10,440	244,818
		3,066,726
Software - 16.2%
Activision Blizzard, Inc. (a)	33,513	517,106
Adobe Systems, Inc. (a)	14,799	584,117
Autodesk, Inc. (a)	6,673	223,879
CA, Inc.	14,194	283,312
Citrix Systems, Inc.	6,202	156,663
Electronic Arts, Inc. (a)	9,149	338,421
Fiserv, Inc. (a)	5,841	276,396
Infosys Technologies Ltd. Sponsored ADR (India)	3,195	106,425
Intuit, Inc. (a)	11,512	363,894
Microsoft Corp.	89,449	2,387,394
Oracle Corp. (a)	61,270	1,244,394
		6,482,001
Telecommunications - 11.6%
Cisco Systems, Inc.	60,075	1,355,292
Juniper Networks, Inc. (a)	10,204	214,998
Leap Wireless International, Inc. (a)	1,949	74,257
Level 3 Communications, Inc. (a)	43,024	116,165
Millicom International Cellular SA	2,980	204,637
NII Holdings, Inc. (a)	4,585	173,863
Qualcomm, Inc.	56,338	2,420,844
Virgin Media, Inc.	10,187	80,477
		4,640,533
Textiles - 0.4%
Cintas Corp.	5,243	150,527

The accompanying notes are an integral part of the financial statements.

MassMutual Select NASDAQ-100 Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Transportation - 1.1%
C.H. Robinson Worldwide, Inc.	4,794	$244,302
Expeditors International of Washington, Inc.	5,955	207,472
		451,774
TOTAL COMMON STOCK (Cost $40,275,018)		38,938,407
TOTAL EQUITIES (Cost $40,275,018)		38,938,407
TOTAL LONG-TERM INVESTMENTS (Cost $40,275,018)		38,938,407
	Principal Amount
SHORT-TERM INVESTMENTS - 2.5%
Repurchase Agreement - 2.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/08, 0.900%, due 10/01/08 (b)	$829,687	829,687
Discount Notes - 0.4%
U.S. Treasury Bill (c) 2.060% 12/04/08	170,000	169,377
TOTAL SHORT-TERM INVESTMENTS (Cost $999,064)		999,064
TOTAL INVESTMENTS - 100.0% (Cost $41,274,082) (d)		39,937,471
Other Assets/ (Liabilities) - 0.0%		14,131
NET ASSETS - 100.0%		$39,951,602

Notes to Portfolio of Investments
ADR - American Depositary Receipt
(a) Non-income producing security.

(b)

Maturity value of $829,707. Collateralized by U.S. Government Agency obligations with a rate of 4.592%, maturity date of 7/01/34, and an aggregate market value, including accrued interest, of $847,472.

(c) This security is held as collateral for open futures contracts. (Note 2).
(d) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Focused Value Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES - 96.2%
COMMON STOCK - 96.2%
Banks - 9.1%
The Bank of New York Mellon Corp.	920,000	$29,973,600
Capital One Financial Corp.	393,100	20,048,100
		50,021,700
Beverages - 4.4%
Dr. Pepper Snapple Group, Inc. (a)	919,769	24,355,483
Commercial Services - 6.3%
Robert Half International, Inc.	1,400,000	34,650,000
Computers - 9.1%
Dell, Inc. (a)	1,200,000	19,776,000
Hewlett-Packard Co.	650,000	30,056,000
		49,832,000
Diversified Financial - 22.3%
Discover Financial Services	2,100,000	29,022,000
JP Morgan Chase & Co.	700,000	32,690,000
Merrill Lynch & Co., Inc.	1,400,000	35,420,000
Morgan Stanley	1,093,400	25,148,200
		122,280,200
Entertainment - 0.3%
Ascent Media Corp. Series A (a)	60,000	1,464,600
Leisure Time - 6.1%
Carnival Corp.	949,500	33,564,825
Lodging - 4.7%
Starwood Hotels & Resorts Worldwide, Inc.	925,200	26,035,128
Media - 4.7%
Discovery Communications, Inc., Series A (a)	600,000	8,550,000
Discovery Communications, Inc., Series C (a)	600,000	8,496,000
Liberty Media Corp. Capital Class A (a)	668,000	8,937,840
		25,983,840
Retail - 13.7%
Best Buy Co., Inc.	600,000	22,500,000
Carmax, Inc. (a)	571,030	7,991,988
Tiffany & Co.	843,964	29,977,601
Yum! Brands, Inc.	450,000	14,674,500
		75,144,089
Semiconductors - 13.5%
Intel Corp.	2,372,900	44,444,417
National Semiconductor Corp.	1,723,800	29,666,598
		74,111,015

The accompanying notes are an integral part of the financial statements.

MassMutual Select Focused Value Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Transportation - 2.0%
Union Pacific Corp.	150,000	$10,674,000
TOTAL COMMON STOCK (Cost $585,827,317)		528,116,880
TOTAL EQUITIES (Cost $585,827,317)		528,116,880
TOTAL LONG-TERM INVESTMENTS (Cost $585,827,317)		528,116,880
	Principal Amount
SHORT-TERM INVESTMENTS - 6.2%
Repurchase Agreement - 6.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/08, 0.900%, due 10/01/08 (b)	$33,912,428	33,912,428
TOTAL SHORT-TERM INVESTMENTS (Cost $33,912,428)		33,912,428
TOTAL INVESTMENTS - 102.4% (Cost $619,739,745) (c)		562,029,308
Other Assets/ (Liabilities) - (2.4)%		(13,243,536)
NET ASSETS - 100.0%		$548,785,772

Notes to Portfolio of Investments
(a) Non-income producing security.

(b)

Maturity value of $33,913,275. Collateralized by U.S. Government Agency obligations with rates ranging from 3.557% - 4.280%, maturity dates ranging from 5/01/34 - 10/01/41, and an aggregate market value, including accrued interest, of $34,591,388.

(c) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES - 99.5%
COMMON STOCK - 99.5%
Advertising - 2.9%
Harte-Hanks, Inc.	419,235	$4,347,467
Automotive & Parts - 1.3%
Autoliv, Inc.	56,840	1,918,350
Banks - 2.5%
City National Corp.	67,516	3,666,119
Chemicals - 6.4%
International Flavors & Fragrances, Inc.	150,043	5,920,697
The Valspar Corp.	155,060	3,456,287
		9,376,984
Commercial Services - 4.6%
Corinthian Colleges, Inc. (a)	357,100	5,356,500
Manpower, Inc.	33,600	1,450,176
		6,806,676
Computers - 2.8%
Diebold, Inc.	126,885	4,201,162
Electrical Components & Equipment - 4.2%
Hubbell, Inc. Class B	63,658	2,231,213
Molex, Inc.	177,800	3,991,610
		6,222,823
Electronics - 5.2%
Cymer, Inc. (a)	151,050	3,826,096
Flextronics International Ltd. (a)	531,600	3,763,728
		7,589,824
Entertainment - 2.3%
International Speedway Corp. Class A	85,451	3,324,898
Foods - 5.2%
Hain Celestial Group, Inc. (a)	156,277	4,302,306
Sanderson Farms, Inc.	90,800	3,335,992
		7,638,298
Health Care - Services - 3.2%
Quest Diagnostics, Inc.	92,478	4,778,338
Home Builders - 2.5%
NVR, Inc. (a)	6,419	3,671,668
Household Products - 2.1%
The Scotts Miracle-Gro Co. Class A	128,400	3,035,376
Insurance - 13.6%
Arthur J. Gallagher & Co.	200,110	5,134,823
RenaissanceRe Holdings Ltd.	58,040	3,018,080

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Stewart Information Services Corp.	102,572	$3,051,517
White Mountains Insurance Group Ltd.	9,317	4,376,661
Willis Group Holdings Ltd.	136,782	4,412,587
		19,993,668
Leisure Time - 0.7%
Brunswick Corp.	84,100	1,075,639
Machinery - Diversified - 6.6%
Albany International Corp. Class A	131,467	3,592,993
Briggs & Stratton Corp.	377,350	6,105,523
		9,698,516
Manufacturing - 3.1%
Carlisle Cos., Inc.	41,075	1,231,018
Dover Corp.	81,144	3,290,389
		4,521,407
Office Furnishings - 3.0%
Steelcase, Inc. Class A	404,602	4,349,472
Packaging & Containers - 3.7%
Bemis Co., Inc.	207,250	5,432,023
Pharmaceuticals - 2.3%
Alpharma, Inc. Class A (a)	90,420	3,335,594
Real Estate Investment Trusts (REITS) - 2.9%
CapitalSource, Inc.	344,922	4,242,541
Retail - 9.9%
Family Dollar Stores, Inc.	238,860	5,660,982
Jones Apparel Group, Inc.	130,137	2,408,836
Office Depot, Inc. (a)	315,400	1,835,628
Zale Corp. (a)	184,360	4,609,000
		14,514,446
Semiconductors - 2.6%
Entegris, Inc. (a)	792,499	3,835,695
Software - 3.3%
IMS Health, Inc.	254,728	4,816,906
Textiles - 2.6%
G&K Services, Inc. Class A	115,995	3,833,635
TOTAL COMMON STOCK (Cost $178,523,364)		146,227,525
TOTAL EQUITIES (Cost $178,523,364)		146,227,525
TOTAL LONG-TERM INVESTMENTS (Cost $178,523,364)		146,227,525

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 2.4%
Repurchase Agreement - 2.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/08, 0.900%, due 10/01/08 (b)	$3,519,143	$3,519,143
TOTAL SHORT-TERM INVESTMENTS (Cost $3,519,143)		3,519,143
TOTAL INVESTMENTS - 101.9% (Cost $182,042,507) (c)		149,746,668
Other Assets/ (Liabilities) - (1.9)%		(2,831,043)
NET ASSETS - 100.0%		$146,915,625

Notes to Portfolio of Investments
(a) Non-income producing security.

(b)

Maturity value of $3,519,231. Collateralized by U.S. Government Agency obligations with a rate of 3.560%, maturity date of 5/25/34, and an aggregate market value, including accrued interest, of $3,589,610.

(c) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES - 100.4%
COMMON STOCK - 100.4%
Aerospace & Defense - 0.1%
Argon ST, Inc. (a)	400	$9,396
Ducommun, Inc.	7,100	169,548
		178,944
Agriculture - 0.3%
Alliance One International, Inc. (a)	55,700	211,660
Universal Corp.	2,300	112,907
		324,567
Airlines - 1.3%
Alaska Air Group, Inc. (a)	15,000	305,850
Hawaiian Holdings, Inc. (a)	20,400	189,312
JetBlue Airways Corp. (a)	17,700	87,615
Republic Airways Holdings, Inc. (a)	25,000	254,750
SkyWest, Inc.	23,300	372,334
UAL Corp.	20,000	175,800
US Airways Group, Inc. (a)	31,400	189,342
		1,575,003
Apparel - 0.9%
Carter's, Inc. (a)	15,700	309,761
Maidenform Brands, Inc. (a)	5,500	79,805
Perry Ellis International, Inc. (a)	3,800	56,658
Skechers U.S.A., Inc. Class A (a)	7,000	117,810
Steven Madden Ltd. (a)	200	4,956
Timberland Co. Class A (a)	30,300	526,311
		1,095,301
Auto Manufacturers - 0.1%
Wabash National Corp.	13,600	128,520
Automotive & Parts - 1.7%
American Axle & Manufacturing Holdings, Inc.	21,700	116,312
ArvinMeritor, Inc.	27,600	359,904
ATC Technology Corp. (a)	1,900	45,106
Commercial Vehicle Group, Inc. (a)	7,300	51,903
Cooper Tire & Rubber Co.	24,900	214,140
Dana Holding Corp. (a)	64,100	310,244
Hayes Lemmerz International, Inc. (a)	15,400	42,042
Lear Corp. (a)	12,900	135,450
Modine Manufacturing Co.	1,700	24,616
Superior Industries International, Inc.	11,400	218,424
Tenneco, Inc. (a)	15,100	160,513
Visteon Corp. (a)	145,600	337,792
		2,016,446

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Banks - 11.5%
Amcore Financial, Inc.	12,669	$117,188
Arrow Financial Corp.	6,000	176,460
BancFirst Corp.	2,100	101,493
Banco Latinoamericano de Exportaciones SA Class E	40,800	588,336
Boston Private Financial Holdings, Inc.	27,400	239,476
Bryn Mawr Bank Corp.	1,300	28,574
Camden National Corp.	2,900	101,355
Cathay General Bancorp	5,800	138,040
Centennial Bank Holdings, Inc. (a)	67,200	409,920
Central Pacific Financial Corp.	12,900	216,849
Chemical Financial Corp.	9,600	298,944
Citizens & Northern Corp.	6,600	142,230
City Bank	400	6,240
City Holding Co.	7,800	329,550
Community Bank System, Inc.	100	2,515
CVB Financial Corp.	5,170	71,863
F.N.B. Corp.	16,900	270,062
Farmers Capital Bank Corp.	5,300	143,206
First Bancorp	40,700	450,142
First Bancorp	5,500	94,050
First Bancorp, Inc.	1,200	23,520
First Commonwealth Financial Corp.	11,700	157,599
First Community Bancshares, Inc.	200	7,504
First Financial Corp.	2,600	122,148
First Merchants Corp.	15,800	360,240
First Midwest Bancorp, Inc.	2,300	55,752
FirstMerit Corp.	17,100	359,100
Hanmi Financial Corp.	52,500	265,125
International Bancshares Corp.	32,700	882,900
Lakeland Bancorp, Inc.	12,075	141,157
Lakeland Financial Corp.	1,800	39,528
MainSource Financial Group, Inc.	9,030	176,988
MB Financial, Inc.	3,800	125,666
National Penn Bancshares, Inc.	5,768	84,213
NBT Bancorp, Inc.	8,300	248,336
Old National Bancorp	16,400	328,328
Old Second Bancorp, Inc.	2,500	46,300
Oriental Financial Group, Inc.	36,200	646,532
Pacific Capital Bancorp	38,600	785,510
PacWest Bancorp	16,600	474,594
Peapack Gladstone Financial Corp.	1,200	40,200
Peoples Bancorp, Inc.	7,300	158,921
Prosperity Bancshares, Inc.	3,500	118,965
Provident Bankshares Corp.	34,100	331,111
Republic Bancorp, Inc. Class A	3,900	118,248
S&T Bancorp, Inc.	11,900	438,277
Santander BanCorp	15,600	168,480
SCBT Financial Corp.	1,215	45,684
Simmons First National Corp. Class A	9,300	331,080
Southside Bancshares, Inc.	17,900	451,080
State Bancorp, Inc.	2,300	34,270
Suffolk Bancorp	10,100	398,041

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Sun Bancorp, Inc. (a)	5,622	$76,178
Susquehanna Bancshares, Inc.	23,100	450,912
SY Bancorp, Inc.	4,700	143,914
Trustmark Corp.	3,700	76,738
UMB Financial Corp.	17,600	924,352
United Community Banks	492	6,528
Univest Corp. of Pennsylvania	4,500	166,500
Washington Trust Bancorp, Inc.	2,700	71,820
West Bancorporation, Inc.	3,200	41,696
Wilshire Bancorp, Inc.	12,600	153,342
		14,003,870
Biotechnology - 0.2%
Affymetrix, Inc. (a)	28,600	221,364
Building Materials - 0.9%
Comfort Systems USA, Inc.	38,800	518,368
Gibraltar Industries, Inc.	11,300	211,423
NCI Building Systems, Inc. (a)	8,700	276,225
Quanex Building Products Corp.	6,300	96,012
		1,102,028
Chemicals - 2.9%
Ferro Corp.	400	8,040
H.B. Fuller Co.	18,900	394,443
Hercules, Inc.	14,558	288,103
Innophos Holdings, Inc.	5,300	129,214
Minerals Technologies, Inc.	11,600	688,576
Olin Corp.	35,400	686,760
Rockwood Holdings, Inc. (a)	15,000	384,900
Sensient Technologies Corp.	19,400	545,722
Spartech Corp.	20,400	201,960
Stepan Co.	3,200	174,624
		3,502,342
Commercial Services - 4.0%
Aaron Rents, Inc.	19,400	525,158
Advance America Cash Advance Centers, Inc.	48,300	144,417
Bowne & Co., Inc.	6,200	71,610
Chemed Corp.	1,200	49,272
Consolidated Graphics, Inc. (a)	7,100	215,343
Deluxe Corp.	1,600	23,024
Euronet Worldwide, Inc. (a)	11,300	189,049
First Advantage Corp. Class A (a)	1,200	16,860
Global Cash Access Holdings, Inc. (a)	38,700	195,822
H&E Equipment Services, Inc. (a)	1,300	12,633
Healthspring, Inc. (a)	21,500	454,940
Hudson Highland Group, Inc. (a)	38,500	267,575
Jackson Hewitt Tax Service, Inc.	14,500	222,430
Kelly Services, Inc. Class A	23,000	438,150
Korn/Ferry International (a)	2,500	44,550
Maximus, Inc.	10,400	383,136
McGrath Rentcorp	6,400	184,448
Monro Muffler Brake, Inc.	600	13,836

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
MPS Group, Inc. (a)	7,900	$79,632
On Assignment, Inc. (a)	17,400	137,112
PHH Corp. (a)	12,800	170,112
Rent-A-Center, Inc. (a)	25,100	559,228
Spherion Corp. (a)	4,600	22,402
Standard Parking Corp. (a)	400	8,888
Stewart Enterprises, Inc. Class A	15,400	121,044
Watson Wyatt Worldwide, Inc. Class A	6,600	328,218
		4,878,889
Computers - 2.0%
CACI International, Inc. Class A (a)	11,700	586,170
Ciber, Inc. (a)	32,800	229,272
Hutchinson Technology, Inc. (a)	20,100	232,758
Imation Corp.	14,900	336,591
Mentor Graphics Corp. (a)	5,500	62,425
MTS Systems Corp.	3,500	147,350
Perot Systems Corp. Class A (a)	23,100	400,785
Quantum Corp. (a)	7,700	8,085
Rackable Systems, Inc. (a)	8,700	85,347
Silicon Storage Technology, Inc. (a)	101,600	331,216
		2,419,999
Distribution & Wholesale - 0.6%
Owens & Minor, Inc.	2,000	97,000
United Stationers, Inc. (a)	12,200	583,526
		680,526
Diversified Financial - 2.9%
BGC Partners, Inc. Class A	43,900	188,331
CompuCredit Corp. (a)	10,300	40,376
Encore Capital Group, Inc. (a)	15,500	212,350
Evercore Partners, Inc. Class A	12,400	222,952
Federal Agricultural Mortgage Corp. Class C	4,300	17,630
First Financial Northwest	45,900	473,688
Fox Chase Bancorp, Inc. (a)	20,600	241,020
Friedman Billings Ramsey Group, Inc. Class A (a)	89,500	179,000
Knight Capital Group, Inc. Class A (a)	54,800	814,328
LaBranche & Co., Inc. (a)	17,200	77,400
National Financial Partners Corp.	21,300	319,500
Nelnet, Inc. Class A	11,700	166,140
NewStar Financial, Inc. (a)	22,200	179,598
Stifel Financial Corp. (a)	4,600	229,540
SWS Group, Inc.	900	18,144
Westwood Holdings Group, Inc.	2,900	137,460
		3,517,457
Electric - 3.2%
Avista Corp.	36,900	801,099
Central Vermont Public Service Corp.	8,600	201,584
CH Energy Group, Inc.	6,700	291,919
Cleco Corp.	33,500	845,875
El Paso Electric Co. (a)	17,200	361,200
Idacorp, Inc.	5,600	162,904

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
MGE Energy, Inc.	4,700	$167,085
Pike Electric Corp. (a)	2,300	33,879
PNM Resources, Inc.	17,600	180,224
Portland General Electric Co.	16,500	390,390
Unisource Energy Corp.	3,500	102,165
Westar Energy, Inc.	16,300	375,552
		3,913,876
Electrical Components & Equipment - 0.9%
Belden, Inc.	4,900	155,771
Encore Wire Corp.	1,500	27,165
EnerSys (a)	4,200	82,782
Graftech International Ltd. (a)	22,200	335,442
Greatbatch, Inc. (a)	8,100	198,774
Insteel Industries, Inc.	17,900	243,261
		1,043,195
Electronics - 3.3%
Benchmark Electronics, Inc. (a)	45,400	639,232
Brady Corp. Class A	800	28,224
Checkpoint Systems, Inc. (a)	11,500	216,430
Coherent, Inc. (a)	21,400	760,770
CTS Corp.	7,200	92,016
Cymer, Inc. (a)	12,000	303,960
Methode Electronics, Inc.	28,500	254,790
Multi-Fineline Electronix, Inc. (a)	100	1,479
Plexus Corp. (a)	10,500	217,350
Rogers Corp. (a)	15,000	554,700
Sanmina-SCI Corp. (a)	253,000	354,200
Stoneridge, Inc. (a)	16,400	184,500
TTM Technologies, Inc. (a)	35,700	354,144
Watts Water Technologies, Inc. Class A	4,100	112,135
		4,073,930
Energy - Alternate Sources - 0.1%
Headwaters, Inc. (a)	13,500	180,225
Engineering & Construction - 1.1%
Dycom Industries, Inc. (a)	4,800	62,496
Emcor Group, Inc. (a)	30,300	797,496
Granite Construction, Inc.	12,900	462,078
Perini Corp. (a)	2,600	67,054
		1,389,124
Entertainment - 0.1%
Churchill Downs, Inc.	2,800	137,144
Pinnacle Entertainment, Inc. (a)	1,900	14,364
		151,508
Environmental Controls - 0.3%
Waste Services, Inc. (a)	43,032	318,867
Foods - 2.6%
Cal-Maine Foods, Inc.	11,100	304,584
Chiquita Brands International, Inc. (a)	21,100	333,591

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Flowers Foods, Inc.	3,450	$101,292
Hain Celestial Group, Inc. (a)	1,600	44,048
J&J Snack Foods Corp.	1,800	61,038
M&F Worldwide Corp. (a)	6,200	248,000
Nash Finch Co.	10,900	470,008
Ralcorp Holdings, Inc. (a)	16,100	1,085,301
Ruddick Corp.	7,900	256,355
Winn-Dixie Stores, Inc. (a)	22,300	309,970
		3,214,187
Forest Products & Paper - 1.2%
Buckeye Technologies, Inc. (a)	29,100	238,329
Glatfelter	51,200	693,248
Kapstone Paper and Packaging Corp. (a)	23,600	149,860
Rock-Tenn Co. Class A	9,400	375,812
Schweitzer-Mauduit International, Inc.	1,500	28,485
		1,485,734
Gas - 1.9%
Nicor, Inc.	6,200	274,970
Northwest Natural Gas Co.	9,400	488,800
Piedmont Natural Gas Co., Inc.	28,900	923,644
Southwest Gas Corp.	14,100	426,666
WGL Holdings, Inc.	6,200	201,190
		2,315,270
Hand & Machine Tools - 0.4%
Baldor Electric Co.	5,600	161,336
Regal-Beloit Corp.	5,100	216,852
Thermadyne Holdings Corp. (a)	4,000	66,680
		444,868
Health Care - Products - 0.4%
CONMED Corp. (a)	500	15,884
Invacare Corp.	20,300	490,042
		505,926
Health Care - Services - 2.4%
Alliance Imaging, Inc. (a)	800	8,216
AMERIGROUP Corp. (a)	12,000	302,880
AmSurg Corp. (a)	9,800	249,606
Centene Corp. (a)	28,300	580,433
Five Star Quality Care, Inc. (a)	19,200	72,000
Healthsouth Corp. (a)	12,400	228,532
Kindred Healthcare, Inc. (a)	17,500	482,475
Molina Healthcare, Inc. (a)	15,600	483,600
RehabCare Group, Inc. (a)	26,700	483,270
		2,891,012
Holding Company - Diversified - 0.2%
Compass Diversified Holdings	13,550	188,887
Home Builders - 0.4%
Beazer Homes USA, Inc. (a)	1,200	7,176
Champion Enterprises, Inc. (a)	2,100	11,655

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Hovnanian Enterprises, Inc. Class A (a)	16,500	$131,835
Meritage Home Corp. (a)	1,400	34,580
The Ryland Group, Inc.	12,200	323,544
		508,790
Home Furnishing - 0.3%
American Woodmark Corp.	300	6,735
Ethan Allen Interiors, Inc.	200	5,604
Hooker Furniture Corp.	11,400	202,350
Tempur-Pedic International, Inc.	17,200	202,272
		416,961
Household Products - 0.9%
American Greetings Corp. Class A	28,500	435,765
Blyth, Inc.	23,700	268,758
Prestige Brands Holdings, Inc. (a)	33,600	298,368
The Standard Register Co.	9,500	93,868
		1,096,759
Housewares - 0.0%
National Presto Industries, Inc.	300	21,770
Insurance - 6.9%
Ambac Financial Group, Inc.	57,200	133,276
American Equity Investment Life Holding Co.	79,400	595,500
American Physicians Capital, Inc.	8,300	351,339
Amtrust Financial Services, Inc.	17,000	231,030
Argo Group International Holdings Ltd. (a)	6,994	257,729
Aspen Insurance Holdings Ltd.	41,300	1,135,750
Assured Guaranty Ltd.	17,900	291,054
CNA Surety Corp. (a)	6,500	108,550
Delphi Financial Group, Inc. Class A	3,700	103,748
Employers Holdings, Inc.	4,800	83,424
Flagstone Reinsurance Holdings Ltd.	26,700	274,209
FPIC Insurance Group, Inc. (a)	1,100	56,529
Greenlight Capital Re Ltd. (a)	36,300	834,537
Hallmark Financial Services, Inc. (a)	9,000	81,810
Harleysville Group, Inc.	200	7,560
IPC Holdings Ltd.	29,800	900,258
Maiden Holdings Ltd.	19,800	86,130
Montpelier Re Holdings Ltd.	56,200	927,862
The Phoenix Companies, Inc.	13,900	128,436
Platinum Underwriters Holdings Ltd.	26,800	950,864
The PMI Group, Inc.	3,900	11,505
ProAssurance Corp. (a)	9,200	515,200
Radian Group, Inc.	40,200	202,608
SeaBright Insurance Holdings, Inc. (a)	13,200	171,600
		8,440,508
Internet - 1.2%
Avocent Corp. (a)	8,000	163,680
InfoSpace, Inc.	5,800	62,930
Internap Network Services Corp. (a)	12,200	42,456
ModusLink Global Solutions, Inc. (a)	13,970	134,252

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
S1 Corp. (a)	24,600	$150,552
TIBCO Software, Inc. (a)	78,200	572,424
United Online, Inc.	35,700	335,937
		1,462,231
Investment Companies - 0.7%
Apollo Investment Corp.	24,527	418,185
Ares Capital Corp.	4,158	43,368
Gladstone Capital Corp.	3,100	47,244
Hercules Technology Growth Capital, Inc.	22,100	214,370
Kohlberg Capital Corp.	1,000	8,590
MCG Capital Corp.	14,500	37,990
NGP Capital Resources Co.	4,000	58,280
PennantPark Investment Corp.	11,732	86,934
		914,961
Iron & Steel - 0.0%
Universal Stainless & Alloy (a)	400	10,220
Leisure Time - 0.7%
Brunswick Corp.	7,200	92,088
Callaway Golf Co.	19,500	274,365
Polaris Industries, Inc.	10,900	495,841
		862,294
Lodging - 0.2%
Ameristar Casinos, Inc.	1,800	25,542
Marcus Corp.	11,700	188,136
		213,678
Machinery - Diversified - 1.0%
Applied Industrial Technologies, Inc.	19,100	514,363
Cascade Corp.	3,200	140,192
Columbus McKinnon Corp. (a)	12,900	304,053
Kadant, Inc. (a)	2,200	50,094
Robbins & Myers, Inc.	1,300	40,209
Tecumseh Products Co. Class A (a)	7,100	177,784
Twin Disc, Inc.	3,800	52,288
		1,278,983
Manufacturing - 2.8%
A.O. Smith Corp.	8,900	348,791
Actuant Corp. Class A	800	20,192
Acuity Brands, Inc.	13,400	559,584
Ceradyne, Inc. (a)	10,700	392,262
EnPro Industries, Inc. (a)	19,000	706,040
Griffon Corp. (a)	16,800	151,536
Koppers Holdings, Inc.	3,200	119,712
Lydall, Inc. (a)	36,100	347,643
Standex International Corp.	9,800	271,950
Tredegar Corp.	23,200	412,728
Trimas Corp. (a)	3,600	23,616
		3,354,054

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Media - 0.5%
AH Belo Corp. Class A	2,560	$13,210
Belo Corp. Class A	12,800	76,288
Charter Communications, Inc. Class A (a)	24,500	17,885
Crown Media Holdings, Inc. Class A (a)	10,800	54,324
Entercom Communications Corp.	9,100	45,682
Idearc, Inc.	48,000	60,000
Journal Communications, Inc. Class A	22,700	110,776
Lin TV Corp. Class A (a)	5,700	29,412
Mediacom Communications Corp. (a)	41,400	245,088
R.H. Donnelley Corp. (a)	1,700	3,383
		656,048
Metal Fabricate & Hardware - 1.3%
Circor International, Inc.	2,600	112,918
Mueller Industries, Inc.	9,600	220,896
Mueller Water Products, Inc., Series A	26,502	237,988
NN, Inc.	35,100	451,035
Worthington Industries, Inc.	41,300	617,022
		1,639,859
Mining - 0.3%
Apex Silver Mines Ltd. (a)	21,221	36,500
Hecla Mining Co. (a)	42,200	197,496
RTI International Metals, Inc. (a)	1,900	37,164
Stillwater Mining Co. (a)	18,000	104,580
United States Lime & Minerals, Inc. (a)	800	30,808
		406,548
Office Equipment/Supplies - 0.5%
Ikon Office Solutions, Inc.	32,300	549,423
Office Furnishings - 0.5%
Herman Miller, Inc.	1,700	41,599
HNI Corp.	21,300	539,742
		581,341
Oil & Gas - 2.4%
Bill Barrett Corp. (a)	13,700	439,907
Callon Petroleum Co. (a)	11,300	203,739
Meridian Resource Corp. (a)	79,500	146,280
Parker Drilling Co. (a)	8,900	71,378
PetroQuest Energy, Inc. (a)	5,200	79,820
Pioneer Drilling Co. (a)	43,000	571,900
Rosetta Resources, Inc. (a)	41,700	765,612
Swift Energy Co. (a)	11,600	448,804
TXCO Resources, Inc. (a)	15,700	157,628
VAALCO Energy, Inc. (a)	12,900	88,236
		2,973,304
Oil & Gas Services - 0.9%
Allis-Chalmers Energy, Inc. (a)	4,200	53,130
Complete Production Services, Inc. (a)	19,400	390,522
Hornbeck Offshore Services, Inc. (a)	9,900	382,338
Newpark Resources, Inc. (a)	20,300	148,190

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Union Drilling, Inc. (a)	11,200	$118,608
		1,092,788
Packaging & Containers - 0.2%
Bway Holding Co. (a)	14,300	167,739
Silgan Holdings, Inc.	2,100	107,289
		275,028
Pharmaceuticals - 0.8%
Emergent Biosolutions, Inc. (a)	26,300	344,267
PharMerica Corp. (a)	11,000	247,390
Viropharma, Inc. (a)	27,400	359,488
		951,145
Real Estate Investment Trusts (REITS) - 10.7%
Anthracite Capital, Inc.	74,700	400,392
Anworth Mortgage Asset Corp.	74,300	439,856
Ashford Hospitality Trust	43,500	176,175
Associated Estates Realty Corp.	42,800	557,684
CapLease, Inc.	49,300	390,949
Cedar Shopping Centers, Inc.	33,500	442,870
Colonial Properties Trust	3,000	56,070
DiamondRock Hospitality Co.	55,700	506,870
Education Realty Trust, Inc.	20,300	224,924
Entertainment Properties Trust	2,000	109,440
Extra Space Storage, Inc.	13,500	207,360
FelCor Lodging Trust, Inc.	24,700	176,852
First Industrial Realty Trust, Inc.	25,600	734,208
First Potomac Realty Trust	24,400	419,436
Getty Realty Corp.	28,900	640,713
Glimcher Realty Trust	43,200	451,008
Gramercy Capital Corp.	17,500	45,325
Hersha Hospitality Trust	75,300	560,232
Highwoods Properties, Inc.	3,000	106,206
Inland Real Estate Corp.	2,800	43,932
LaSalle Hotel Properties	25,000	583,000
Lexington Realty Trust	48,800	840,336
Medical Properties Trust, Inc.	23,500	266,725
MFA Mortgage Investments, Inc.	48,100	312,650
National Health Investors, Inc.	21,300	728,034
NorthStar Realty Finance Corp.	29,500	228,625
Parkway Properties, Inc.	5,400	204,444
Pennsylvania Real Estate Investment Trust	25,000	471,250
PS Business Parks, Inc.	11,900	685,440
RAIT Financial Trust	96,100	527,589
Realty Income Corp.	4,700	120,320
Resource Capital Corp.	44,600	270,276
Senior Housing Properties Trust	2,000	46,893
Strategic Hotels & Resorts, Inc.	40,700	307,285
Sunstone Hotel Investors, Inc.	44,900	606,150
U-Store-It Trust	17,600	215,952
		13,105,471

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Retail - 5.8%
AFC Enterprises (a)	21,500	$156,090
Blockbuster, Inc. Class A (a)	71,800	147,190
Bob Evans Farms, Inc.	13,800	376,602
Borders Group, Inc.	8,700	57,072
Brown Shoe Co., Inc.	8,025	131,449
Build-A-Bear Workshop, Inc. (a)	6,500	47,320
California Pizza Kitchen, Inc. (a)	4,700	60,489
Casey's General Stores, Inc.	20,300	612,451
Cash America International, Inc.	8,400	302,736
Cato Corp. Class A	25,100	440,505
CEC Entertainment, Inc. (a)	4,700	156,040
Charming Shoppes, Inc. (a)	12,700	62,103
Chico's FAS, Inc. (a)	21,800	119,246
Children's Place (a)	7,400	246,790
Collective Brands, Inc. (a)	4,700	86,057
Conn's, Inc. (a)	5,300	99,163
Domino's Pizza, Inc. (a)	15,300	185,742
Dress Barn, Inc. (a)	24,200	370,018
The Finish Line, Inc. Class A	5,100	50,949
Genesco, Inc. (a)	4,900	164,052
The Gymboree Corp. (a)	7,200	255,600
Hot Topic, Inc. (a)	33,100	218,791
Insight Enterprises, Inc. (a)	12,300	164,943
Jo-Ann Stores, Inc. (a)	14,200	297,916
Jos. A. Bank Clothiers, Inc. (a)	100	3,360
Men's Wearhouse, Inc.	7,600	161,424
Movado Group, Inc.	4,000	89,400
New York & Co., Inc. (a)	41,900	399,726
O' Charley's, Inc.	18,300	160,125
P.F. Chang's China Bistro, Inc. (a)	10,200	240,108
The PEP Boys-Manny Moe & Jack	5,900	36,462
Red Robin Gourmet Burgers, Inc. (a)	400	10,720
Regis Corp.	10,400	286,000
Retail Ventures, Inc. (a)	35,300	137,670
Ruby Tuesday, Inc. (a)	11,100	64,269
School Specialty, Inc. (a)	5,500	171,545
Shoe Carnival, Inc. (a)	11,100	181,818
Tractor Supply Co. (a)	5,900	248,095
Zale Corp. (a)	1,000	25,000
		7,025,036
Savings & Loans - 2.3%
BankFinancial Corp.	16,200	237,816
Beneficial Mutual Bancorp, Inc. (a)	1,100	13,915
Berkshire Hills Bancorp, Inc.	5,400	172,800
Brooklyn Federal Bancorp, Inc.	700	10,353
Clifton Savings Bancorp, Inc.	1,600	19,184
Dime Community Bancshares	31,800	483,996
First Niagara Financial Group, Inc.	11,200	176,400
First Place Financial Corp.	15,500	199,175
FirstFed Financial Corp. (a)	8,600	67,424
Flushing Financial Corp.	5,000	87,500

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Kearny Financial Corp.	47,900	$586,296
NASB Financial, Inc.	400	12,996
NewAlliance Bancshares, Inc.	26,100	392,283
OceanFirst Financial Corp.	13,000	235,560
Rockville Financial, Inc.	1,200	18,900
United Community Financial Corp.	11,800	59,000
		2,773,598
Semiconductors - 2.3%
Actel Corp. (a)	15,700	195,936
Amkor Technology, Inc. (a)	51,400	327,418
Brooks Automation, Inc. (a)	4,200	35,112
Cirrus Logic, Inc. (a)	500	2,725
Emulex Corp. (a)	30,500	325,435
Entegris, Inc. (a)	81,200	393,008
IXYS Corp. (a)	5,700	51,813
MKS Instruments, Inc. (a)	26,300	523,633
Omnivision Technologies, Inc. (a)	24,200	276,122
Skyworks Solutions, Inc. (a)	29,300	244,948
Spansion, Inc. Class A (a)	98,100	152,055
TriQuint Semiconductor, Inc. (a)	37,700	180,583
Zoran Corp. (a)	16,300	133,008
		2,841,796
Software - 1.8%
Acxiom Corp.	59,200	742,368
CSG Systems International, Inc. (a)	18,100	317,293
Fair Isaac Corp.	3,800	87,590
JDA Software Group, Inc. (a)	14,300	217,503
Progress Software Corp. (a)	4,700	122,153
Quest Software, Inc. (a)	1,700	21,573
Sybase, Inc. (a)	20,700	633,834
		2,142,314
Telecommunications - 3.5%
Adaptec, Inc. (a)	93,800	307,664
ADTRAN, Inc.	9,800	191,002
Applied Signal Technology, Inc.	16,500	286,770
Arris Group, Inc. (a)	3,200	24,736
Atlantic Tele-Network, Inc.	3,800	106,400
Black Box Corp.	4,500	155,385
Centennial Communications Corp. (a)	12,900	80,496
Cincinnati Bell, Inc. (a)	117,500	363,075
Foundry Networks, Inc. (a)	17,200	313,212
Global Crossing Ltd. (a)	10,800	163,728
ICO Global Communications Holdings Ltd. (a)	9,200	10,028
iPCS, Inc. (a)	6,500	144,755
Knology, Inc. (a)	22,600	182,382
Netgear, Inc. (a)	1,800	27,000
Plantronics, Inc.	27,500	619,300
Polycom, Inc. (a)	4,500	104,085
Powerwave Technologies, Inc. (a)	5,800	22,968
RCN Corp. (a)	17,000	208,420

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
RF Micro Devices, Inc. (a)	19,500	$56,940
Shenandoah Telecom Co.	5,000	110,350
Sycamore Networks, Inc. (a)	3,500	11,305
Syniverse Holdings, Inc. (a)	24,700	410,267
Tekelec (a)	23,800	332,962
USA Mobility, Inc. (a)	4,800	52,800
		4,286,030
Textiles - 0.7%
G&K Services, Inc. Class A	15,200	502,360
UniFirst Corp.	6,800	293,012
		795,372
Toys, Games & Hobbies - 0.5%
JAKKS Pacific, Inc. (a)	23,700	590,367
Transportation - 1.7%
Arkansas Best Corp.	8,100	272,889
Bristow Group, Inc. (a)	300	10,152
Celadon Group, Inc. (a)	13,800	158,286
Gulfmark Offshore, Inc. (a)	200	8,976
Heartland Express, Inc.	4,400	68,288
Marten Transport Ltd. (a)	1,600	31,216
Old Dominion Freight Line, Inc. (a)	3,600	102,024
Pacer International, Inc.	30,700	505,629
Saia, Inc. (a)	18,900	250,992
Werner Enterprises, Inc.	18,900	410,319
YRC Worldwide, Inc. (a)	25,500	304,980
		2,123,751
Trucking & Leasing - 0.3%
AMERCO (a)	4,400	184,492
TAL International Group, Inc.	6,800	141,576
		326,068
Water - 0.8%
California Water Service Group	8,200	315,700
Pico Holdings, Inc. (a)	18,200	653,562
		969,262
TOTAL COMMON STOCK (Cost $141,610,814)		122,447,623
TOTAL EQUITIES (Cost $141,610,814)		122,447,623
TOTAL LONG-TERM INVESTMENTS (Cost $141,610,814)		122,447,623

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.2%
Repurchase Agreement - 0.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/08, 0.900%, due 10/01/08 (b)	$244,823	$244,823
TOTAL SHORT-TERM INVESTMENTS (Cost $244,823)		244,823
TOTAL INVESTMENTS - 100.6% (Cost $141,855,637) (c)		122,692,446
Other Assets/ (Liabilities) - (0.6)%		(755,540)
NET ASSETS - 100.0%		$121,936,906

Notes to Portfolio of Investments
(a) Non-income producing security.

(b)

Maturity value of $244,829. Collateralized by U.S. Government Agency obligations with a rate of 4.244%, maturity date of 6/01/34, and an aggregate market value, including accrued interest, of $250,614.

(c) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES - 96.7%
COMMON STOCK - 96.5%
Aerospace & Defense - 1.1%
AAR Corp. (a)	48,100	$797,979
Kratos Defense & Security Solutions, Inc. (a)	225,800	444,826
Moog, Inc. Class A (a)	36,148	1,550,026
Orbital Sciences Corp. (a)	78,865	1,890,394
Teledyne Technologies, Inc. (a)	20,800	1,188,928
		5,872,153
Agriculture - 0.5%
Alliance One International, Inc. (a)	220,000	836,000
Universal Corp.	42,010	2,062,271
		2,898,271
Airlines - 0.4%
Alaska Air Group, Inc. (a)	72,000	1,468,080
SkyWest, Inc.	51,550	823,769
		2,291,849
Apparel - 0.3%
Skechers U.S.A., Inc. Class A (a)	87,195	1,467,492
Automotive & Parts - 0.4%
Accuride Corp. (a)	92,500	148,000
ArvinMeritor, Inc.	75,325	982,238
Tenneco, Inc. (a)	69,490	738,679
		1,868,917
Banks - 6.3%
City Holding Co.	43,600	1,842,100
Columbia Banking System, Inc.	92,010	1,631,337
East West Bancorp, Inc.	184,675	2,530,048
F.N.B. Corp.	79,090	1,263,858
First Merchants Corp.	27,875	635,550
FirstMerit Corp.	79,595	1,671,495
Glacier Bancorp, Inc.	100,400	2,486,908
Home Bancshares, Inc.	68,800	1,779,856
IBERIABANK Corp.	40,165	2,122,720
Independent Bank Corp.	50,160	1,563,487
Nara Bancorp, Inc.	103,320	1,157,184
National Penn Bancshares, Inc.	37,139	542,229
Pacific Capital Bancorp	45,700	929,995
Prosperity Bancshares, Inc.	45,905	1,560,311
Signature Bank (a)	37,900	1,321,952
The South Financial Group, Inc.	83,000	608,390
Sterling Bancshares, Inc.	130,455	1,363,255
Sterling Financial Corp.	39,500	572,750
SVB Financial Group (a)	76,800	4,448,256
United Bankshares, Inc.	22,490	787,150

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Webster Financial Corp.	35,695	$901,299
Wintrust Financial Corp.	57,200	1,678,820
		33,398,950
Biotechnology - 0.8%
Celera Corp. (a)	57,005	880,727
Exelixis, Inc. (a)	104,700	636,576
Myriad Genetics, Inc. (a)	39,600	2,569,248
		4,086,551
Building Materials - 1.3%
Comfort Systems USA, Inc.	57,400	766,864
Drew Industries, Inc. (a)	91,000	1,557,010
Gibraltar Industries, Inc.	96,600	1,807,386
Interline Brands, Inc. (a)	80,415	1,303,527
Universal Forest Products, Inc.	49,500	1,728,045
		7,162,832
Chemicals - 2.5%
Airgas, Inc.	66,900	3,321,585
American Vanguard Corp.	95,400	1,438,632
Arch Chemicals, Inc.	69,100	2,439,230
Chemtura Corp.	163,865	747,224
Ferro Corp.	54,775	1,100,978
Innospec, Inc.	145,185	1,750,931
OM Group, Inc. (a)	31,370	705,825
Spartech Corp.	26,750	262,575
Symyx Technologies (a)	85,400	846,314
The Valspar Corp.	37,300	831,417
		13,444,711
Coal - 0.3%
Foundation Coal Holdings, Inc.	38,740	1,378,369
Commercial Services - 6.8%
Aaron Rents, Inc.	213,900	5,790,273
Chemed Corp.	14,560	597,834
Consolidated Graphics, Inc. (a)	16,645	504,843
Corinthian Colleges, Inc. (a)	116,000	1,740,000
Dollar Thrifty Automotive Group, Inc. (a)	84,000	162,120
Electro Rent Corp.	126,000	1,692,180
FTI Consulting, Inc. (a)	68,200	4,926,768
Global Payments, Inc.	46,100	2,068,046
Jackson Hewitt Tax Service, Inc.	63,515	974,320
Landauer, Inc.	25,100	1,826,025
Live Nation, Inc. (a)	30,800	501,116
McGrath Rentcorp	111,000	3,199,020
MPS Group, Inc. (a)	227,200	2,290,176
Navigant Consulting, Inc. (a)	129,400	2,573,766
Pharmaceutical Product Development, Inc.	66,400	2,745,640
Quanta Services, Inc. (a)	43,635	1,178,581
Rent-A-Center, Inc. (a)	69,825	1,555,701
Service Corp. International	113,160	946,017

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Startek, Inc. (a)	95,300	$611,826
		35,884,252
Computers - 1.2%
Brocade Communications Systems, Inc. (a)	151,775	883,331
Palm, Inc.	181,600	1,084,152
Perot Systems Corp. Class A (a)	81,110	1,407,258
SRA International, Inc. Class A (a)	54,200	1,226,546
SYKES Enterprises, Inc. (a)	48,280	1,060,229
Xyratex Ltd. (a)	74,300	826,959
		6,488,475
Cosmetics & Personal Care - 0.2%
Elizabeth Arden, Inc. (a)	66,395	1,303,334
Distribution & Wholesale - 2.1%
Beacon Roofing Supply, Inc. (a)	212,100	3,313,002
Owens & Minor, Inc.	103,200	5,005,200
Pool Corp.	79,900	1,864,067
Watsco, Inc.	19,903	1,000,723
		11,182,992
Diversified Financial - 2.5%
Calamos Asset Management, Inc. Class A	17,897	320,714
Eaton Vance Corp.	55,227	1,945,647
Investment Technology Group, Inc. (a)	45,905	1,396,889
Jefferies Group, Inc.	66,600	1,491,840
JMP Group, Inc.	69,000	358,800
Piper Jaffray Cos. (a)	27,900	1,206,675
Raymond James Financial, Inc.	70,703	2,331,785
Stifel Financial Corp. (a)	48,050	2,397,695
Student Loan Corp.	7,200	669,600
Waddell & Reed Financial, Inc. Class A	37,255	922,062
		13,041,707
Electric - 2.8%
Avista Corp.	83,130	1,804,752
Black Hills Corp.	103,020	3,200,831
Cleco Corp.	149,535	3,775,759
El Paso Electric Co. (a)	86,000	1,806,000
The Empire District Electric Co.	50,300	1,073,905
MGE Energy, Inc.	30,650	1,089,608
Unisource Energy Corp.	32,990	962,978
Westar Energy, Inc.	60,375	1,391,040
		15,104,873
Electrical Components & Equipment - 1.4%
Advanced Energy Industries, Inc. (a)	109,100	1,492,488
Belden, Inc.	73,700	2,342,923
C&D Technologies, Inc. (a)	81,000	460,080
Hubbell, Inc. Class B	43,060	1,509,253
Littelfuse, Inc. (a)	53,500	1,590,555
		7,395,299

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Electronics - 3.0%
Analogic Corp.	18,700	$930,512
Checkpoint Systems, Inc. (a)	51,698	972,956
CTS Corp.	66,875	854,663
FLIR Systems, Inc. (a)	88,900	3,415,538
Itron, Inc. (a)	25,000	2,213,250
Methode Electronics, Inc.	29,700	265,518
Newport Corp. (a)	75,000	808,500
Sanmina-SCI Corp. (a)	250,900	351,260
Technitrol, Inc.	64,600	955,434
Varian, Inc. (a)	21,990	943,371
Woodward Governor Co.	116,300	4,101,901
		15,812,903
Energy - Alternate Sources - 0.1%
Headwaters, Inc. (a)	48,335	645,272
Engineering & Construction - 1.2%
Granite Construction, Inc.	25,600	916,992
Insituform Technologies, Inc. Class A (a)	113,100	1,691,976
Sterling Construction Co., Inc. (a)	37,300	604,260
URS Corp. (a)	84,400	3,094,948
		6,308,176
Environmental Controls - 0.8%
Allied Waste Industries, Inc. (a)	111,300	1,236,543
Casella Waste Systems, Inc. Class A (a)	31,800	373,332
Waste Connections, Inc. (a)	75,350	2,584,505
		4,194,380
Foods - 1.5%
Nash Finch Co.	43,000	1,854,160
Pilgrim's Pride Corp.	92,135	229,416
Sanderson Farms, Inc.	30,320	1,113,957
Spartan Stores, Inc.	62,975	1,566,818
TreeHouse Foods, Inc. (a)	99,980	2,969,406
Winn-Dixie Stores, Inc. (a)	27,700	385,030
		8,118,787
Forest Products & Paper - 1.8%
Buckeye Technologies, Inc. (a)	84,970	695,904
Deltic Timber Corp.	42,500	2,704,700
Potlatch Corp.	99,600	4,620,444
Wausau Paper Corp.	134,200	1,359,446
		9,380,494
Gas - 1.5%
AGL Resources, Inc.	37,000	1,161,060
Atmos Energy Corp.	51,740	1,377,319
Nicor, Inc.	28,035	1,243,352
Southwest Gas Corp.	93,600	2,832,336
Vectren Corp.	41,100	1,144,635
		7,758,702

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Hand & Machine Tools - 0.4%
Franklin Electric Co., Inc.	19,500	$868,725
Snap-on, Inc.	29,000	1,527,140
		2,395,865
Health Care - Products - 1.9%
AngioDynamics, Inc. (a)	54,000	853,200
Haemonetics Corp. (a)	21,875	1,350,125
ICU Medical, Inc. (a)	46,175	1,404,182
Invacare Corp.	38,800	936,632
PSS World Medical, Inc. (a)	89,425	1,743,787
Symmetry Medical, Inc. (a)	54,825	1,017,552
West Pharmaceutical Services, Inc.	61,100	2,982,902
		10,288,380
Health Care - Services - 2.3%
Amedisys, Inc. (a)	23,800	1,158,346
AMERIGROUP Corp. (a)	108,800	2,746,112
Covance, Inc. (a)	27,100	2,395,911
Healthways, Inc. (a)	54,730	882,795
National Healthcare Corp.	44,100	2,077,992
Pediatrix Medical Group, Inc. (a)	29,999	1,617,546
Sunrise Senior Living, Inc. (a)	51,600	711,564
Triple-S Management Corp. Class B (a)	30,000	488,700
		12,078,966
Holding Company - Diversified - 0.2%
Compass Diversified Holdings	81,200	1,131,928
Home Builders - 1.2%
Hovnanian Enterprises, Inc. Class A (a)	51,204	409,120
M/I Homes, Inc.	54,500	1,241,510
Meritage Home Corp. (a)	118,200	2,919,540
Winnebago Industries, Inc.	120,100	1,551,692
		6,121,862
Home Furnishing - 0.3%
Ethan Allen Interiors, Inc.	34,685	971,874
Stanley Furniture Co., Inc.	71,100	649,143
		1,621,017
Household Products - 0.7%
Church & Dwight Co., Inc.	21,485	1,334,004
CSS Industries, Inc.	51,600	1,328,184
The Scotts Miracle-Gro Co. Class A	34,800	822,672
		3,484,860
Housewares - 0.3%
The Toro Co.	34,100	1,408,330
Insurance - 5.9%
Argo Group International Holdings Ltd. (a)	49,323	1,817,552
Aspen Insurance Holdings Ltd.	58,030	1,595,825
Delphi Financial Group, Inc. Class A	32,277	905,047
Employers Holdings, Inc.	37,600	653,488

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
The Hanover Insurance Group, Inc.	47,650	$2,169,028
IPC Holdings Ltd.	48,395	1,462,013
Markel Corp. (a)	4,700	1,652,050
Max Capital Group Ltd.	92,900	2,158,067
Montpelier Re Holdings Ltd.	65,705	1,084,790
National Interstate Corp.	68,100	1,636,443
Navigators Group, Inc. (a)	25,440	1,475,520
Philadelphia Consolidated Holding Corp. (a)	49,410	2,893,944
The Phoenix Companies, Inc.	194,415	1,796,395
Platinum Underwriters Holdings Ltd.	50,465	1,790,498
ProAssurance Corp. (a)	84,400	4,726,400
Protective Life Corp.	28,200	803,982
State Auto Financial Corp.	38,300	1,113,381
United Fire & Casualty Co.	22,700	648,993
Universal American Corp. (a)	58,200	709,458
		31,092,874
Internet - 2.0%
Avocent Corp. (a)	47,260	966,940
Digital River, Inc. (a)	60,960	1,975,104
EarthLink, Inc. (a)	154,855	1,316,267
j2 Global Communications, Inc. (a)	50,680	1,183,378
SonicWALL, Inc. (a)	142,625	747,355
United Online, Inc.	169,970	1,599,418
Vignette Corp. (a)	73,725	791,806
Websense, Inc. (a)	85,500	1,910,925
		10,491,193
Investment Companies - 0.8%
Ares Capital Corp.	176,300	1,838,809
Hercules Technology Growth Capital, Inc.	122,100	1,184,370
Kohlberg Capital Corp.	127,933	1,098,944
		4,122,123
Iron & Steel - 0.3%
Carpenter Technology Corp.	60,900	1,562,085
Leisure Time - 0.3%
Life Time Fitness, Inc. (a)	46,900	1,466,563
Machinery - Construction & Mining - 0.6%
Astec Industries, Inc. (a)	25,800	795,414
Bucyrus International, Inc. Class A	55,900	2,497,612
		3,293,026
Machinery - Diversified - 1.4%
Cascade Corp.	34,800	1,524,588
IDEX Corp.	90,325	2,801,882
Nordson Corp.	64,700	3,177,417
		7,503,887
Manufacturing - 3.9%
A.O. Smith Corp.	35,120	1,376,353
Ameron International Corp.	31,300	2,242,645
AptarGroup, Inc.	96,900	3,789,759

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Ceradyne, Inc. (a)	54,520	$1,998,703
EnPro Industries, Inc. (a)	30,995	1,151,774
Harsco Corp.	40,500	1,506,195
Hexcel Corp. (a)	96,700	1,323,823
Matthews International Corp. Class A	84,300	4,277,382
Myers Industries, Inc.	235,490	2,969,529
		20,636,163
Media - 0.1%
Lee Enterprises, Inc.	62,900	220,150
Saga Communications, Inc. Class A (a)	95,000	541,500
		761,650
Metal Fabricate & Hardware - 1.3%
Ampco-Pittsburgh Corp.	34,245	886,946
Circor International, Inc.	42,700	1,854,461
Sims Group Ltd. Sponsored ADR (Australia)	118,000	2,725,800
Timken Co.	53,700	1,522,395
		6,989,602
Mining - 1.4%
Amcol International Corp.	38,000	1,187,880
Compass Minerals International, Inc.	36,445	1,909,353
Hecla Mining Co. (a)	337,980	1,581,746
Kaiser Aluminum Corp.	16,005	687,415
Stillwater Mining Co. (a)	151,660	881,145
USEC, Inc. (a)	177,680	961,249
		7,208,788
Oil & Gas - 4.5%
Atwood Oceanics, Inc. (a)	30,700	1,117,480
Bronco Drilling Co., Inc. (a)	29,420	300,672
Cabot Oil & Gas Corp.	112,575	4,068,460
Forest Oil Corp. (a)	74,673	3,703,781
GeoMet, Inc. (a)	59,000	320,960
Hercules Offshore, Inc. (a)	42,392	642,663
Mariner Energy, Inc. (a)	59,984	1,229,672
Penn Virginia Corp.	107,800	5,760,832
Pioneer Drilling Co. (a)	51,605	686,347
St. Mary Land & Exploration Co.	14,500	516,925
Swift Energy Co. (a)	30,000	1,160,700
W&T Offshore, Inc.	30,900	843,261
Whiting Petroleum Corp. (a)	48,570	3,461,098
		23,812,851
Oil & Gas Services - 0.8%
CARBO Ceramics, Inc.	32,100	1,656,681
TETRA Technologies, Inc. (a)	157,300	2,178,605
Union Drilling, Inc. (a)	30,300	320,877
		4,156,163
Packaging & Containers - 0.0%
Chesapeake Corp. (a)	25,500	17,085

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Pharmaceuticals - 0.4%
Par Pharmaceutical Cos., Inc. (a)	98,490	$1,210,442
Sciele Pharma, Inc.	34,400	1,059,176
		2,269,618
Pipelines - 0.3%
Oneok, Inc.	53,750	1,849,000
Real Estate Investment Trusts (REITS) - 6.5%
American Campus Communities, Inc.	72,710	2,463,415
Anworth Mortgage Asset Corp.	210,535	1,246,367
BioMed Realty Trust, Inc.	46,400	1,227,280
Cedar Shopping Centers, Inc.	115,600	1,528,232
First Potomac Realty Trust	91,300	1,569,447
Hatteras Financial Corp.	61,200	1,419,840
Highwoods Properties, Inc.	42,255	1,502,588
Home Properties, Inc.	34,395	1,993,190
Kilroy Realty Corp.	64,700	3,092,013
LaSalle Hotel Properties	72,900	1,700,028
Lexington Realty Trust	122,660	2,112,205
LTC Properties, Inc.	67,975	1,993,027
MFA Mortgage Investments, Inc.	171,715	1,116,147
National Retail Properties, Inc.	85,600	2,050,120
Parkway Properties, Inc.	41,300	1,563,618
Redwood Trust, Inc.	50,300	1,093,019
Senior Housing Properties Trust	50,585	1,205,441
SL Green Realty Corp.	14,600	946,080
Strategic Hotels & Resorts, Inc.	101,100	763,305
Sun Communities, Inc.	79,900	1,582,819
Washington Real Estate Investment Trust	56,100	2,054,943
		34,223,124
Retail - 5.8%
99 Cents Only Stores (a)	116,500	1,278,005
Asbury Automotive Group, Inc.	101,485	1,169,107
Brinker International, Inc.	42,901	767,499
Brown Shoe Co., Inc.	141,700	2,321,046
Build-A-Bear Workshop, Inc. (a)	163,475	1,190,098
Carmax, Inc. (a)	120,100	1,681,400
Casey's General Stores, Inc.	60,100	1,813,217
Cash America International, Inc.	28,361	1,022,130
CEC Entertainment, Inc. (a)	31,140	1,033,848
Dollar Tree, Inc. (a)	23,260	845,734
Fred's, Inc. Class A	91,700	1,303,974
Haverty Furniture Cos., Inc.	114,000	1,304,160
Hot Topic, Inc. (a)	121,030	800,008
Insight Enterprises, Inc. (a)	81,430	1,091,976
MarineMax, Inc. (a)	72,000	520,560
Men's Wearhouse, Inc.	68,300	1,450,692
OfficeMax, Inc.	86,885	772,408
The Pantry, Inc. (a)	131,480	2,786,061
Phillips-Van Heusen Corp.	39,200	1,486,072
School Specialty, Inc. (a)	64,520	2,012,379
Sonic Corp. (a)	54,350	791,880

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
The Steak'n Shake Co. (a)	74,000	$642,320
Stein Mart, Inc.	163,300	638,503
The Wet Seal, Inc. Class A (a)	199,300	723,459
Zale Corp. (a)	50,825	1,270,625
		30,717,161
Savings & Loans - 1.4%
Astoria Financial Corp.	122,625	2,542,016
First Niagara Financial Group, Inc.	99,780	1,571,535
Flushing Financial Corp.	97,570	1,707,475
NewAlliance Bancshares, Inc.	121,520	1,826,446
		7,647,472
Semiconductors - 1.4%
ATMI, Inc. (a)	41,000	737,180
Brooks Automation, Inc. (a)	130,705	1,092,694
Cabot Microelectronics Corp. (a)	21,400	686,512
Exar Corp. (a)	122,400	937,584
Fairchild Semiconductor International, Inc. (a)	111,695	992,969
Formfactor, Inc. (a)	69,800	1,215,916
GSI Group, Inc. (a)	174,500	615,985
Zoran Corp. (a)	120,115	980,138
		7,258,978
Software - 2.5%
CSG Systems International, Inc. (a)	43,960	770,619
Progress Software Corp. (a)	94,900	2,466,451
Seachange International, Inc. (a)	265,005	2,559,948
SPSS, Inc. (a)	100,345	2,946,129
SYNNEX Corp. (a)	58,700	1,311,358
VeriFone Holdings, Inc. (a)	56,500	934,510
Wind River Systems, Inc. (a)	221,400	2,214,000
		13,203,015
Telecommunications - 2.1%
Arris Group, Inc. (a)	232,295	1,795,640
Black Box Corp.	50,085	1,729,435
CommScope, Inc. (a)	26,960	933,894
Finisar Corp. (a)	595,954	601,914
Ixia (a)	139,000	1,024,430
NICE Systems Ltd. ADR (Israel) (a)	44,245	1,205,234
Premiere Global Services, Inc. (a)	167,000	2,348,020
Sonus Networks, Inc. (a)	257,200	740,736
Symmetricom, Inc. (a)	101,105	502,492
		10,881,795
Textiles - 0.4%
Culp, Inc. (a)	53,600	317,312
G&K Services, Inc. Class A	57,900	1,913,595
		2,230,907
Toys, Games & Hobbies - 0.4%
JAKKS Pacific, Inc. (a)	79,670	1,984,580

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Transportation - 3.9%
American Commercial Lines, Inc. (a)	114,515	$1,218,440
Genesee & Wyoming, Inc. Class A (a)	94,500	3,545,640
Gulfmark Offshore, Inc. (a)	17,815	799,537
Hub Group, Inc. Class A (a)	40,660	1,530,849
Kirby Corp. (a)	93,400	3,543,596
Landstar System, Inc.	126,500	5,573,590
Nordic American Tanker Shipping	12,620	404,597
Pacer International, Inc.	44,465	732,339
UTI Worldwide, Inc.	118,000	2,008,360
YRC Worldwide, Inc. (a)	99,500	1,190,020
		20,546,968
TOTAL COMMON STOCK (Cost $524,058,040)		510,947,620
PREFERRED STOCK - 0.2%
Banks - 0.2%
East West Bancorp, Inc., Series A	1,183	1,039,561
TOTAL PREFERRED STOCK (Cost $1,170,531)		1,039,561
TOTAL EQUITIES (Cost $525,228,571)		511,987,181
MUTUAL FUNDS - 1.0%
Diversified Financial - 1.0%
First Financial Fund, Inc.	127,831	975,350
iShares Russell 2000 Value Index Fund	64,500	4,336,980
T. Rowe Price Resource Investment Fund	6,643	6,643
TOTAL MUTUAL FUNDS (Cost $6,934,161)		5,318,973
TOTAL LONG-TERM INVESTMENTS (Cost $532,162,732)		517,306,154
	Principal Amount
SHORT-TERM INVESTMENTS - 2.5%
Repurchase Agreement - 2.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/08, 0.900%, due 10/01/08 (b)	$13,396,758	13,396,758
TOTAL SHORT-TERM INVESTMENTS (Cost $13,396,758)		13,396,758
TOTAL INVESTMENTS - 100.2% (Cost $545,559,490) (c)		530,702,912
Other Assets/ (Liabilities) - (0.2)%		(830,199)
NET ASSETS - 100.0%		$529,872,713

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund - Portfolio of Investments (Continued)

Notes to Portfolio of Investments
ADR - American Depositary Receipt
(a) Non-income producing security.

(b)

Maturity value of $13,397,092. Collateralized by U.S. Government Agency obligations with rates ranging from 2.987% - 4.913%, maturity dates ranging from 6/15/34 - 10/01/41, and an aggregate market value, including accrued interest, of $13,668,471.

(c) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES - 98.4%
COMMON STOCK - 98.4%
Advertising - 0.7%
Focus Media Holding Ltd. ADR (Cayman Islands) (a)	23,200	$661,432
Aerospace & Defense - 0.9%
Rolls-Royce Group PLC (a)	56,827	341,647
Teledyne Technologies, Inc. (a)	9,300	531,588
		873,235
Apparel - 1.3%
Asics Corp.	60,300	471,422
Deckers Outdoor Corp. (a)	4,440	462,115
The Warnaco Group, Inc. (a)	7,130	322,918
		1,256,455
Auto Manufacturers - 0.5%
Paccar, Inc.	14,000	534,660
Automotive & Parts - 0.4%
Titan International, Inc.	19,675	419,471
Banks - 1.1%
Comerica, Inc.	8,100	265,599
Northern Trust Corp.	11,720	846,184
		1,111,783
Biotechnology - 3.4%
Alexion Pharmaceuticals, Inc. (a)	17,800	699,540
Charles River Laboratories International, Inc. (a)	24,420	1,356,043
Illumina, Inc. (a)	15,980	647,669
Myriad Genetics, Inc. (a)	4,610	299,097
Regeneron Pharmaceuticals, Inc. (a)	16,600	362,378
		3,364,727
Chemicals - 3.3%
Airgas, Inc.	12,300	610,695
Ecolab, Inc.	7,950	385,734
FMC Corp.	14,900	765,711
Kingboard Chemical Holdings Ltd.	183,500	621,575
The Sherwin-Williams Co.	8,960	512,154
Sigma-Aldrich Corp.	7,910	414,642
		3,310,511
Coal - 1.8%
Alpha Natural Resources, Inc. (a)	4,930	253,550
Arch Coal, Inc.	12,800	420,992
CONSOL Energy, Inc.	18,750	860,437
Walter Industries, Inc.	4,780	226,811
		1,761,790

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Commercial Services - 8.3%
Alliance Data Systems Corp. (a)	7,100	$449,998
Apollo Group, Inc. Class A (a)	3,690	218,817
FTI Consulting, Inc. (a)	11,830	854,599
Global Payments, Inc.	8,400	376,824
Interactive Data Corp.	21,380	539,204
ITT Educational Services, Inc. (a)	4,700	380,277
McKesson Corp.	13,000	699,530
Net 1 UEPS Technologies, Inc. (a)	23,200	518,056
Pharmaceutical Product Development, Inc.	23,800	984,130
Quanta Services, Inc. (a)	23,860	644,459
Robert Half International, Inc.	22,340	552,915
VistaPrint Ltd. (a)	22,110	726,092
Western Union Co.	54,920	1,354,876
		8,299,777
Cosmetics & Personal Care - 1.1%
Alberto-Culver Co.	17,780	484,327
The Estee Lauder Cos., Inc. Class A	13,030	650,327
		1,134,654
Diversified Financial - 1.4%
Lazard Ltd. Class A	7,490	320,272
Redecard SA	21,300	275,553
T. Rowe Price Group, Inc.	15,860	851,841
		1,447,666
Electric - 0.6%
PPL Corp.	16,280	602,686
Electrical Components & Equipment - 0.6%
Ametek, Inc.	15,420	628,673
Electronics - 1.6%
FLIR Systems, Inc. (a)	28,800	1,106,496
Itron, Inc. (a)	5,000	442,650
		1,549,146
Energy - Alternate Sources - 2.3%
Covanta Holding Corp. (a)	45,460	1,088,312
SunPower Corp. Class A (a)	16,890	1,198,008
		2,286,320
Engineering & Construction - 2.0%
Aecom Technology Corp. (a)	39,900	975,156
Chicago Bridge & Iron Co. NV	20,900	402,116
Fluor Corp.	11,330	631,081
		2,008,353
Entertainment - 0.8%
DreamWorks Animation SKG, Inc. Class A (a)	25,700	808,265
Environmental Controls - 1.1%
Clean Harbors, Inc. (a)	8,170	551,883
Stericycle, Inc. (a)	8,690	511,928
		1,063,811

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Foods - 0.4%
McCormick & Co., Inc.	11,550	$444,098
Forest Products & Paper - 0.4%
Temple-Inland, Inc.	24,220	369,597
Hand & Machine Tools - 0.8%
Snap-on, Inc.	16,100	847,826
Health Care - Products - 3.8%
Beckman Coulter, Inc.	5,150	365,599
Henry Schein, Inc. (a)	9,950	535,708
Intuitive Surgical, Inc. (a)	2,940	708,481
Mindray Medical International Ltd. ADR (Cayman Islands)	19,000	640,870
St. Jude Medical, Inc. (a)	18,400	800,216
Varian Medical Systems, Inc. (a)	12,300	702,699
		3,753,573
Health Care - Services - 0.8%
Covance, Inc. (a)	8,900	786,849
Home Builders - 0.9%
Pulte Homes, Inc.	31,000	433,070
Toll Brothers, Inc. (a)	17,300	436,479
		869,549
Household Products - 1.4%
The Clorox Co.	8,180	512,804
Jarden Corp. (a)	39,500	926,275
		1,439,079
Insurance - 1.6%
Aon Corp.	12,300	553,008
Arch Capital Group Ltd. (a)	5,100	372,453
Marsh & McLennan Cos., Inc.	21,100	670,136
		1,595,597
Internet - 5.2%
Ariba, Inc. (a)	45,100	637,263
Baidu.com Sponsored ADR (Cayman Islands) (a)	3,480	863,840
Ctrip.com International Ltd. ADR (Cayman Islands)	10,600	409,266
Equinix, Inc. (a)	7,700	534,842
F5 Networks, Inc. (a)	29,370	686,671
McAfee, Inc. (a)	61,530	2,089,559
		5,221,441
Iron & Steel - 0.8%
Cleveland-Cliffs, Inc.	7,000	370,580
Nucor Corp.	11,400	450,300
		820,880
Leisure Time - 1.4%
Harley-Davidson, Inc.	16,300	607,990
WMS Industries, Inc. (a)	26,840	820,499
		1,428,489

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Lodging - 1.0%
MGM MIRAGE (a)	10,400	$296,400
Wynn Resorts Ltd.	8,860	723,330
		1,019,730
Machinery - Diversified - 2.7%
AGCO Corp. (a)	9,330	397,551
Cummins, Inc.	14,570	637,000
Flowserve Corp.	12,340	1,095,422
The Manitowoc Co., Inc.	39,400	612,670
		2,742,643
Manufacturing - 1.9%
ESCO Technologies, Inc. (a)	2,540	122,352
Hansen Transmissions International NV (a)	107,423	447,597
Pall Corp.	17,500	601,825
Pentair, Inc.	6,290	217,445
SPX Corp.	6,750	519,750
		1,908,969
Media - 0.4%
Cablevision Systems Corp. Class A	15,050	378,658
Metal Fabricate & Hardware - 0.5%
Precision Castparts Corp.	5,900	464,802
Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc.	5,940	337,689
Oil & Gas - 4.9%
Chesapeake Energy Corp.	15,290	548,299
Continental Resources, Inc. (a)	9,530	373,862
Diamond Offshore Drilling, Inc.	4,900	504,994
EOG Resources, Inc.	7,200	644,112
Forest Oil Corp. (a)	10,600	525,760
Questar Corp.	8,250	337,590
Range Resources Corp.	11,880	509,296
Southwestern Energy Co. (a)	18,050	551,247
Sunoco, Inc.	11,950	425,181
Ultra Petroleum Corp. (a)	8,000	442,720
		4,863,061
Oil & Gas Services - 1.9%
Cameron International Corp. (a)	18,840	726,094
Dresser-Rand Group, Inc. (a)	14,300	450,021
Smith International, Inc.	12,660	742,382
		1,918,497
Packaging & Containers - 0.6%
Pactiv Corp. (a)	22,290	553,461
Pharmaceuticals - 6.7%
Alkermes, Inc. (a)	20,700	275,310
Allergan, Inc.	8,820	454,230
Amylin Pharmaceuticals, Inc. (a)	19,200	388,224
Auxilium Pharmaceuticals, Inc. (a)	10,700	346,680

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Cephalon, Inc. (a)	14,300	$1,108,107
DENTSPLY International, Inc.	11,890	446,351
Elan Corp. PLC Sponsored ADR (Ireland) (a)	28,600	305,162
Express Scripts, Inc. (a)	15,810	1,167,094
The Medicines Co. (a)	12,100	280,962
Onyx Pharmaceuticals, Inc. (a)	9,400	340,092
Shionogi & Co. Ltd.	46,100	936,532
United Therapeutics Corp. (a)	5,900	620,503
		6,669,247
Real Estate Investment Trusts (REITS) - 0.7%
Public Storage	6,650	658,417
Retail - 8.9%
Advance Auto Parts, Inc.	19,800	785,268
Aeropostale, Inc. (a)	16,700	536,237
Big Lots, Inc. (a)	12,200	339,526
BJ's Wholesale Club, Inc. (a)	21,100	819,946
Burger King Holdings, Inc.	13,000	319,280
Dick's Sporting Goods, Inc. (a)	23,615	462,382
GameStop Corp. Class A (a)	12,240	418,730
The Gap, Inc.	39,200	696,976
Guess?, Inc.	21,420	745,202
Kohl's Corp. (a)	31,250	1,440,000
Liz Claiborne, Inc.	10,300	169,229
Lululemon Athletica, Inc. (a)	13,700	315,511
Staples, Inc.	54,630	1,229,175
Urban Outfitters, Inc. (a)	19,100	608,717
		8,886,179
Savings & Loans - 0.9%
Hudson City Bancorp, Inc.	46,190	852,205
Semiconductors - 4.2%
Altera Corp.	49,210	1,017,663
Broadcom Corp. Class A (a)	32,750	610,133
Cavium Networks, Inc. (a)	19,450	273,856
Lam Research Corp. (a)	34,150	1,075,383
PMC-Sierra, Inc. (a)	85,070	631,219
Varian Semiconductor Equipment Associates, Inc. (a)	23,030	578,514
		4,186,768
Software - 6.1%
Activision Blizzard, Inc. (a)	48,100	742,183
BMC Software, Inc. (a)	26,100	747,243
Concur Technologies, Inc. (a)	5,650	216,169
Electronic Arts, Inc. (a)	12,500	462,375
Fiserv, Inc. (a)	18,050	854,126
Omniture, Inc. (a)	35,210	646,456
Red Hat, Inc. (a)	38,800	584,716
Salesforce.com, Inc. (a)	12,570	608,388
Solera Holdings, Inc. (a)	20,200	580,144
UBISOFT Entertainment (a)	8,932	619,730
		6,061,530

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Telecommunications - 3.9%
Atheros Communications, Inc. (a)	51,210	$1,207,532
Juniper Networks, Inc. (a)	43,640	919,495
MetroPCS Communications, Inc. (a)	56,200	786,238
NICE Systems Ltd. ADR (Israel) (a)	12,500	340,500
NII Holdings, Inc. (a)	16,100	610,512
		3,864,277
Toys, Games & Hobbies - 0.7%
Marvel Entertainment, Inc. (a)	21,100	720,354
Transportation - 1.4%
J.B. Hunt Transport Services, Inc.	13,500	450,495
Kansas City Southern (a)	21,050	933,778
		1,384,273
TOTAL COMMON STOCK (Cost $111,379,574)		98,171,153
TOTAL EQUITIES (Cost $111,379,574)		98,171,153
TOTAL LONG-TERM INVESTMENTS (Cost $111,379,574)		98,171,153
	Principal Amount
SHORT-TERM INVESTMENTS - 1.4%
Repurchase Agreement - 1.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/08, 0.900%, due 10/01/08 (b)	$1,390,565	1,390,565
TOTAL SHORT-TERM INVESTMENTS (Cost $1,390,565)		1,390,565
TOTAL INVESTMENTS - 99.8% (Cost $112,770,139) (c)		99,561,718
Other Assets/ (Liabilities) - 0.2%		205,192
NET ASSETS - 100.0%		$99,766,910

Notes to Portfolio of Investments
ADR - American Depositary Receipt
(a) Non-income producing security.

(b)

Maturity value of $1,390,600. Collateralized by U.S. Government Agency obligations with rates ranging from 2.988% - 4.598%, maturity dates ranging from 4/01/34 - 6/15/34, and an aggregate market value, including accrued interest, of $1,419,336.

(c) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES - 99.2%
COMMON STOCK - 99.2%
Advertising - 1.6%
Clear Channel Outdoor Holdings, Inc. Class A (a)	346,500	$4,740,120
Focus Media Holding Ltd. ADR (Cayman Islands) (a)	71,500	2,038,465
Lamar Advertising Co. Class A (a)	319,100	9,856,999
Omnicom Group, Inc.	45,800	1,766,048
		18,401,632
Aerospace & Defense - 2.7%
Alliant Techsystems, Inc. (a)	110,900	10,417,946
Empresa Brasileira de Aeronautica SA ADR (Brazil)	43,600	1,177,636
Goodrich Corp.	46,300	1,926,080
Rockwell Collins, Inc.	343,200	16,504,488
		30,026,150
Airlines - 1.0%
SkyWest, Inc.	35,500	567,290
Southwest Airlines Co.	718,400	10,423,984
		10,991,274
Auto Manufacturers - 0.3%
Oshkosh Corp.	117,000	1,539,720
Paccar, Inc.	35,200	1,344,288
		2,884,008
Automotive & Parts - 0.8%
WABCO Holdings, Inc.	236,200	8,394,548
Banks - 0.4%
Northern Trust Corp.	49,000	3,537,800
SVB Financial Group (a)	22,100	1,280,032
		4,817,832
Beverages - 0.2%
Brown-Forman Corp. Class B (a)	33,100	2,376,911
Biotechnology - 3.4%
Alexion Pharmaceuticals, Inc. (a)	100,200	3,937,860
Biogen Idec, Inc. (a)	19,500	980,655
Charles River Laboratories International, Inc. (a)	32,700	1,815,831
Human Genome Sciences, Inc. (a)	265,000	1,682,750
Illumina, Inc. (a)	231,400	9,378,642
Invitrogen Corp. (a)	30,600	1,156,680
Martek Biosciences Corp.	26,500	832,630
Millipore Corp. (a)	97,600	6,714,880
Myriad Genetics, Inc. (a)	66,800	4,333,984
Vertex Pharmaceuticals, Inc. (a)	201,700	6,704,508
		37,538,420

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Chemicals - 0.8%
Albemarle Corp.	25,100	$774,084
CF Industries Holdings, Inc.	12,300	1,124,958
Ecolab, Inc.	55,100	2,673,452
Intrepid Potash, Inc. (a)	97,400	2,935,636
Sigma-Aldrich Corp.	19,500	1,022,190
		8,530,320
Coal - 1.6%
Arch Coal, Inc.	53,200	1,749,748
CONSOL Energy, Inc.	197,900	9,081,631
Foundation Coal Holdings, Inc.	51,000	1,814,580
Massey Energy Co.	25,800	920,286
Peabody Energy Corp.	84,000	3,780,000
		17,346,245
Commercial Services - 7.7%
Apollo Group, Inc. Class A (a)	42,606	2,526,536
The Corporate Executive Board Co.	26,400	825,000
DeVry, Inc.	32,000	1,585,280
Equifax, Inc.	33,000	1,136,850
Global Payments, Inc.	255,800	11,475,188
Iron Mountain, Inc. (a)	296,975	7,249,160
ITT Educational Services, Inc. (a)	18,900	1,529,199
Manpower, Inc.	139,600	6,025,136
McKesson Corp.	21,900	1,178,439
Monster Worldwide, Inc. (a)	52,000	775,320
Moody's Corp.	45,800	1,557,200
New Oriental Education & Technology Group, Inc. Sponsored ADR (Cayman Islands) (a)	14,000	899,360
Paychex, Inc.	91,000	3,005,730
Quanta Services, Inc. (a)	383,900	10,369,139
Ritchie Bros. Auctioneers, Inc.	103,500	2,417,760
Robert Half International, Inc.	330,200	8,172,450
SAIC, Inc. (a)	502,000	10,155,460
VistaPrint Ltd. (a)	30,100	988,484
Western Union Co.	562,000	13,864,540
		85,736,231
Computers - 3.2%
Cognizant Technology Solutions Corp. Class A (a)	94,600	2,159,718
DST Systems, Inc. (a)	165,000	9,238,350
IHS, Inc. Class A (a)	78,000	3,715,920
Jack Henry & Associates, Inc.	201,500	4,096,495
Logitech International SA (a)	47,300	1,103,036
MICROS Systems, Inc. (a)	170,000	4,532,200
NetApp, Inc. (a)	126,900	2,313,387
Perot Systems Corp. Class A (a)	51,900	900,465
Seagate Technology	553,700	6,710,844
Synopsys, Inc. (a)	38,700	772,065
		35,542,480
Cosmetics & Personal Care - 0.3%
Avon Products, Inc.	86,200	3,583,334

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Distribution & Wholesale - 0.8%
Fastenal Co.	113,700	$5,615,643
LKQ Corp. (a)	113,000	1,917,610
W.W. Grainger, Inc.	20,600	1,791,582
		9,324,835
Diversified Financial - 2.9%
Affiliated Managers Group, Inc. (a)	9,100	753,935
Ameriprise Financial, Inc.	113,000	4,316,600
Eaton Vance Corp.	265,000	9,335,950
Federated Investors, Inc. Class B	27,000	778,950
Interactive Brokers Group, Inc. (a)	196,000	4,345,320
IntercontinentalExchange, Inc. (a)	20,700	1,670,076
Janus Capital Group, Inc.	49,500	1,201,860
Lazard Ltd. Class A	37,300	1,594,948
optionsXpress Holdings, Inc.	38,700	751,554
Raymond James Financial, Inc.	130,000	4,287,400
TD Ameritrade Holding Corp. (a)	227,000	3,677,400
		32,713,993
Electric - 0.5%
The AES Corp. (a)	227,000	2,653,630
Dynegy, Inc. Class A (a)	837,000	2,996,460
		5,650,090
Electrical Components & Equipment - 1.4%
Ametek, Inc.	351,500	14,330,655
General Cable Corp. (a)	13,000	463,190
Sunpower Corp. Class B (a)	6,000	414,300
		15,208,145
Electronics - 3.5%
Cogent, Inc. (a)	97,700	998,494
Cymer, Inc. (a)	31,500	797,895
Dolby Laboratories, Inc. Class A (a)	206,000	7,249,140
FLIR Systems, Inc. (a)	414,600	15,928,932
Gentex Corp.	54,900	785,070
II-VI, Inc. (a)	22,200	858,252
Itron, Inc. (a)	14,000	1,239,420
Jabil Circuit, Inc.	73,900	705,006
National Instruments Corp.	33,700	1,012,685
Trimble Navigation Ltd. (a)	55,400	1,432,644
Waters Corp. (a)	142,500	8,290,650
		39,298,188
Energy - Alternate Sources - 0.3%
GT Solar International, Inc. (a)	108,600	1,178,310
SunPower Corp. Class A (a)	29,000	2,056,970
		3,235,280
Engineering & Construction - 0.9%
Fluor Corp.	44,600	2,484,220
Foster Wheeler Ltd. (a)	66,900	2,415,759

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
McDermott International, Inc. (a)	189,200	$4,834,060
		9,734,039
Entertainment - 0.6%
Ascent Media Corp. Series A (a)	19,130	466,963
DreamWorks Animation SKG, Inc. Class A (a)	22,100	695,045
International Game Technology	312,400	5,367,032
Pinnacle Entertainment, Inc. (a)	36,000	272,160
		6,801,200
Environmental Controls - 0.5%
EnergySolutions, Inc.	147,000	1,470,000
Republic Services, Inc.	51,650	1,548,467
Stericycle, Inc. (a)	35,000	2,061,850
		5,080,317
Foods - 0.9%
The Hershey Co.	30,200	1,194,108
McCormick & Co., Inc.	68,500	2,633,825
Whole Foods Market, Inc.	329,000	6,589,870
		10,417,803
Health Care - Products - 5.4%
American Medical Systems Holdings, Inc. (a)	58,500	1,038,960
ArthroCare Corp. (a)	24,100	668,052
Becton, Dickinson & Co.	9,300	746,418
C.R. Bard, Inc.	97,000	9,202,390
Edwards Lifesciences Corp. (a)	206,900	11,950,544
Gen-Probe, Inc. (a)	81,700	4,334,185
Henry Schein, Inc. (a)	194,200	10,455,728
Hologic, Inc. (a)	60,400	1,167,532
IDEXX Laboratories, Inc. (a)	36,100	1,978,280
Intuitive Surgical, Inc. (a)	9,900	2,385,702
Masimo Corp. (a)	41,600	1,547,520
Qiagen N.V. (a)	262,300	5,175,179
Resmed, Inc. (a)	29,400	1,264,200
St. Jude Medical, Inc. (a)	89,100	3,874,959
Techne Corp. (a)	20,500	1,478,460
Varian Medical Systems, Inc. (a)	29,300	1,673,909
Zimmer Holdings, Inc. (a)	16,000	1,032,960
		59,974,978
Health Care - Services - 1.8%
Cigna Corp.	26,400	897,072
Covance, Inc. (a)	11,400	1,007,874
Coventry Health Care, Inc. (a)	136,100	4,430,055
DaVita, Inc. (a)	16,250	926,412
Health Net, Inc. (a)	161,900	3,820,840
Humana, Inc. (a)	109,900	4,527,880
Laboratory Corp. of America Holdings (a)	30,300	2,105,850
Lincare Holdings, Inc. (a)	34,600	1,041,114
Quest Diagnostics, Inc.	35,400	1,829,118
		20,586,215

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Home Builders - 0.2%
Centex Corp.	28,200	$456,840
KB Home	18,400	362,112
Lennar Corp. Class A	38,100	578,739
Pulte Homes, Inc.	33,800	472,186
Toll Brothers, Inc. (a)	36,100	910,803
		2,780,680
Household Products - 0.1%
The Clorox Co.	26,300	1,648,747
Insurance - 2.0%
Aon Corp.	20,700	930,672
Arch Capital Group Ltd. (a)	19,900	1,453,297
Assurant, Inc.	113,400	6,237,000
Axis Capital Holdings Ltd.	218,600	6,931,806
HCC Insurance Holdings, Inc.	34,100	920,700
Philadelphia Consolidated Holding Corp. (a)	36,000	2,108,520
Principal Financial Group, Inc.	70,000	3,044,300
RenaissanceRe Holdings Ltd.	15,000	780,000
		22,406,295
Internet - 4.0%
Amazon.com, Inc. (a)	154,000	11,205,040
Baidu.com Sponsored ADR (Cayman Islands) (a)	4,000	992,920
Check Point Software Technologies Ltd. (a)	40,800	927,792
Ctrip.com International Ltd. ADR (Cayman Islands)	21,400	826,254
Digital River, Inc. (a)	25,600	829,440
Expedia, Inc. (a)	592,200	8,948,142
F5 Networks, Inc. (a)	43,300	1,012,354
McAfee, Inc. (a)	237,600	8,068,896
Priceline.com, Inc. (a)	17,100	1,170,153
Sina Corp. (a)	28,400	999,680
Symantec Corp. (a)	52,600	1,029,908
VeriSign, Inc. (a)	320,000	8,345,600
		44,356,179
Iron & Steel - 0.3%
Carpenter Technology Corp.	53,800	1,379,970
Cleveland-Cliffs, Inc.	39,800	2,107,012
		3,486,982
Leisure Time - 0.3%
Harley-Davidson, Inc.	42,200	1,574,060
Royal Caribbean Cruises Ltd.	25,400	527,050
WMS Industries, Inc. (a)	23,650	722,981
		2,824,091
Lodging - 1.7%
Boyd Gaming Corp.	35,800	335,088
Choice Hotels International, Inc.	49,700	1,346,870
Gaylord Entertainment Co. (a)	141,000	4,141,170
Las Vegas Sands Corp. (a)	28,400	1,025,524
Marriott International, Inc. Class A	336,700	8,784,503
Melco Crown Entertainment Ltd. ADR (Cayman Islands) (a)	131,800	525,882

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Starwood Hotels & Resorts Worldwide, Inc.	31,100	$875,154
Wynn Resorts Ltd.	22,800	1,861,392
		18,895,583
Machinery - Construction & Mining - 0.3%
Joy Global, Inc.	48,700	2,198,318
Terex Corp. (a)	24,100	735,532
		2,933,850
Machinery - Diversified - 2.7%
Cummins, Inc.	59,100	2,583,852
Flowserve Corp.	11,200	994,224
Graco, Inc.	23,200	826,152
IDEX Corp.	263,325	8,168,341
Roper Industries, Inc.	301,900	17,196,224
Zebra Technologies Corp. Class A (a)	14,400	401,040
		30,169,833
Manufacturing - 1.6%
Danaher Corp.	52,000	3,608,800
Donaldson Co., Inc.	45,700	1,915,287
Harsco Corp.	111,900	4,161,561
ITT Corp.	117,700	6,545,297
Pall Corp.	34,700	1,193,333
		17,424,278
Media - 2.4%
Cablevision Systems Corp. Class A	297,900	7,495,164
Central European Media Enterprises Ltd. (a)	14,700	961,380
CTC Media, Inc. (a)	45,700	685,500
Discovery Communications, Inc., Series A (a)	197,300	2,811,525
Discovery Communications, Inc., Series C (a)	197,300	2,793,768
FactSet Research Systems, Inc.	99,300	5,188,425
The McGraw-Hill Cos., Inc.	58,000	1,833,380
Rogers Communications, Inc. Class B	34,000	1,130,160
Shaw Communications, Inc. Class B	48,100	977,873
Sirius Satellite Radio, Inc. (a)	2,270,000	1,293,900
WPP Group PLC Sponsored ADR (United Kingdom)	32,800	1,334,960
		26,506,035
Metal Fabricate & Hardware - 0.3%
Precision Castparts Corp.	38,200	3,009,396
Valmont Industries, Inc.	10,000	826,900
		3,836,296
Mining - 1.3%
Agnico-Eagle Mines Ltd.	184,200	10,143,894
Teck Cominico Ltd. Class B	153,000	4,455,360
		14,599,254
Oil & Gas - 3.9%
Bill Barrett Corp. (a)	27,300	876,603
Cabot Oil & Gas Corp.	43,800	1,582,932
CNX Gas Corp. (a)	219,000	4,903,410
Compton Petroleum Corp. (a)	96,400	529,236

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Concho Resources, Inc. (a)	65,100	$1,797,411
Diamond Offshore Drilling, Inc.	25,100	2,586,806
EOG Resources, Inc.	82,000	7,335,720
Forest Oil Corp. (a)	32,400	1,607,040
Mariner Energy, Inc. (a)	37,600	770,800
Murphy Oil Corp.	150,000	9,621,000
Nabors Industries Ltd. (a)	87,800	2,187,976
Newfield Exploration Co. (a)	59,500	1,903,405
SandRidge Energy, Inc. (a)	39,800	780,080
Sunoco, Inc.	29,800	1,060,284
Ultra Petroleum Corp. (a)	43,300	2,396,222
XTO Energy, Inc.	71,000	3,302,920
		43,241,845
Oil & Gas Services - 4.4%
BJ Services Co.	470,400	8,998,752
Cameron International Corp. (a)	144,900	5,584,446
Complete Production Services, Inc. (a)	28,700	577,731
Core Laboratories NV	32,900	3,333,428
FMC Technologies, Inc. (a)	208,200	9,691,710
Smith International, Inc.	263,400	15,445,776
TETRA Technologies, Inc. (a)	223,000	3,088,550
Trican Well Service Ltd.	156,000	2,354,939
		49,075,332
Pharmaceuticals - 5.3%
Allergan, Inc.	58,410	3,008,115
Amylin Pharmaceuticals, Inc. (a)	116,000	2,345,520
BioMarin Pharmaceuticals, Inc. (a)	139,100	3,684,759
Cephalon, Inc. (a)	174,400	13,514,256
DENTSPLY International, Inc.	200,000	7,508,000
Elan Corp. PLC Sponsored ADR (Ireland) (a)	447,600	4,775,892
Express Scripts, Inc. (a)	50,800	3,750,056
ImClone Systems, Inc. (a)	49,000	3,059,560
Medarex, Inc. (a)	90,000	582,300
OSI Pharmaceuticals, Inc. (a)	68,000	3,351,720
Patterson Cos., Inc. (a)	22,700	690,307
Sepracor, Inc. (a)	91,000	1,666,210
Theravance, Inc. (a)	110,000	1,370,600
Valeant Pharmaceuticals International (a)	255,000	5,219,850
Warner Chilcott Ltd. Class A (a)	297,900	4,504,248
		59,031,393
Pipelines - 0.1%
The Williams Cos., Inc.	65,500	1,549,075
Real Estate - 0.4%
The St. Joe Co. (a)	105,000	4,104,450
Retail - 7.2%
Advance Auto Parts, Inc.	27,000	1,070,820
AnnTaylor Stores Corp. (a)	32,900	679,056
Bed Bath & Beyond, Inc. (a)	319,600	10,038,636
Best Buy Co., Inc.	42,000	1,575,000

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Carmax, Inc. (a)	277,000	$3,878,000
Chipotle Mexican Grill, Inc. Class B (a)	115,600	5,404,300
Coach, Inc. (a)	61,400	1,537,456
Dick's Sporting Goods, Inc. (a)	30,200	591,316
Family Dollar Stores, Inc.	39,700	940,890
J. Crew Group, Inc. (a)	136,000	3,885,520
Men's Wearhouse, Inc.	32,200	683,928
MSC Industrial Direct Co., Inc. Class A	90,000	4,146,300
O'Reilly Automotive, Inc. (a)	256,800	6,874,536
Panera Bread Co. Class A (a)	45,700	2,326,130
PetSmart, Inc.	350,800	8,668,268
Ross Stores, Inc.	61,700	2,271,177
Shoppers Drug Mart Corp.	98,000	4,747,901
Staples, Inc.	56,750	1,276,875
Starbucks Corp. (a)	84,800	1,260,976
Tiffany & Co.	54,800	1,946,496
Tim Hortons, Inc.	181,800	5,386,734
The TJX Cos., Inc.	94,500	2,884,140
Tractor Supply Co. (a)	22,800	958,740
Urban Outfitters, Inc. (a)	45,000	1,434,150
Williams-Sonoma, Inc.	117,200	1,896,296
Yum! Brands, Inc.	107,400	3,502,314
		79,865,955
Semiconductors - 6.4%
Altera Corp.	491,900	10,172,492
Analog Devices, Inc.	80,100	2,110,635
Broadcom Corp. Class A (a)	134,300	2,502,009
Cree, Inc. (a)	96,000	2,186,880
Fairchild Semiconductor International, Inc. (a)	64,600	574,294
Integrated Device Technology, Inc. (a)	88,500	688,530
Intersil Corp. Class A	252,800	4,191,424
KLA-Tencor Corp.	22,700	718,455
Lam Research Corp. (a)	17,900	563,671
Linear Technology Corp.	76,100	2,333,226
Marvell Technology Group Ltd. (a)	757,600	7,045,680
Maxim Integrated Products, Inc.	44,700	809,070
MEMC Electronic Materials, Inc. (a)	53,200	1,503,432
Microchip Technology, Inc.	264,100	7,772,463
National Semiconductor Corp.	77,700	1,337,217
ON Semiconductor Corp. (a)	679,700	4,594,772
PMC-Sierra, Inc. (a)	428,000	3,175,760
QLogic Corp. (a)	59,800	918,528
Silicon Laboratories, Inc. (a)	39,600	1,215,720
Teradyne, Inc. (a)	393,400	3,072,454
Varian Semiconductor Equipment Associates, Inc. (a)	140,300	3,524,336
Xilinx, Inc.	443,300	10,395,385
		71,406,433
Software - 3.9%
Activision Blizzard, Inc. (a)	112,020	1,728,469
Adobe Systems, Inc. (a)	24,000	947,280
American Reprographics Co. (a)	51,800	893,550

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Ansys, Inc. (a)	27,700	$1,048,999
Autodesk, Inc. (a)	238,600	8,005,030
BMC Software, Inc. (a)	38,100	1,090,803
Citrix Systems, Inc. (a)	41,600	1,050,816
Dun & Bradstreet Corp.	13,200	1,245,552
Electronic Arts, Inc. (a)	66,800	2,470,932
Fidelity National Information Services, Inc.	22,200	409,812
Fiserv, Inc. (a)	185,800	8,792,056
Intuit, Inc. (a)	75,300	2,380,233
Red Hat, Inc. (a)	389,800	5,874,286
Salesforce.com, Inc. (a)	117,500	5,687,000
Satyam Computer Services Ltd. ADR (India)	71,900	1,161,185
SEI Investments Co.	33,000	732,600
THQ, Inc. (a)	41,950	505,078
		44,023,681
Telecommunications - 5.8%
Amdocs Ltd. (a)	285,000	7,803,300
American Tower Corp. Class A (a)	317,500	11,420,475
Ciena Corp. (a)	33,000	332,640
Crown Castle International Corp. (a)	365,000	10,574,050
Harris Corp.	14,000	646,800
JDS Uniphase Corp. (a)	722,200	6,109,812
Juniper Networks, Inc. (a)	596,500	12,568,255
Leap Wireless International, Inc. (a)	196,100	7,471,410
MetroPCS Communications, Inc. (a)	249,800	3,494,702
NeuStar, Inc. Class A (a)	31,500	626,535
NII Holdings, Inc. (a)	39,400	1,494,048
SBA Communications Corp. Class A (a)	98,500	2,548,195
		65,090,222
Toys, Games & Hobbies - 0.1%
Mattel, Inc.	41,300	745,052
Transportation - 1.0%
C.H. Robinson Worldwide, Inc.	62,500	3,185,000
Expeditors International of Washington, Inc.	85,300	2,971,852
Landstar System, Inc.	56,700	2,498,202
UTI Worldwide, Inc.	144,000	2,450,880
		11,105,934
TOTAL COMMON STOCK (Cost $1,148,920,890)		1,105,301,943
PREFERRED STOCK - 0.0%
SAVINGS & LOANS - 0.0%
Bill Me Later, Inc. (a) (b)	12,000	434,760
TOTAL PREFERRED STOCK (Cost $434,760)		434,760
TOTAL EQUITIES (Cost $1,149,355,650)		1,105,736,703

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUND - 0.4%
Diversified Financial - 0.4%
Government Reserve Investment Fund	4,327,665	$4,327,665
TOTAL MUTUAL FUNDS (Cost $4,327,665)		4,327,665
TOTAL LONG-TERM INVESTMENTS (Cost $1,153,683,315)		1,110,064,368
	Principal Amount
SHORT-TERM INVESTMENTS - 2.7%
Repurchase Agreement - 2.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/08, 0.900%, due 10/01/08 (c)	$30,567,153	30,567,153
TOTAL SHORT-TERM INVESTMENTS (Cost $30,567,153)		30,567,153
TOTAL INVESTMENTS - 102.3% (Cost $1,184,250,468) (d)		1,140,631,521
Other Assets/ (Liabilities) - (2.3)%		(25,769,039)
NET ASSETS - 100.0%		$1,114,862,482

Notes to Portfolio of Investments
ADR - American Depositary Receipt
(a) Non-income producing security.
(b) This security is valued in good faith under procedures established by the Board of Trustees.

(c)

Maturity value of $30,567,917. Collateralized by U.S. Government Agency obligations with rates ranging from 2.888% - 4.656%, maturity dates ranging from 4/01/34 - 6/15/34, and an aggregate market value, including accrued interest, of $31,179,784.

(d) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES - 93.6%
COMMON STOCK - 93.6%
Advertising - 0.3%
Focus Media Holding Ltd. ADR (Cayman Islands) (a)	49,318	$1,406,057
Aerospace & Defense - 1.4%
Aerovironment, Inc. (a)	59,100	1,888,245
Cubic Corp.	30,400	747,536
Esterline Technologies Corp. (a)	26,600	1,053,094
Teledyne Technologies, Inc. (a)	57,710	3,298,704
		6,987,579
Airlines - 0.1%
JetBlue Airways Corp. (a)	140,300	694,485
Apparel - 0.2%
Asics Corp.	136,000	1,063,240
Automotive & Parts - 0.5%
Tenneco, Inc. (a)	66,000	701,580
Titan International, Inc.	45,055	960,573
TRW Automotive Holdings Corp. (a)	47,000	747,770
		2,409,923
Banks - 1.3%
Comerica, Inc.	11,870	389,217
International Bancshares Corp.	19,066	514,782
Signature Bank (a)	29,610	1,032,797
UCBH Holdings, Inc.	68,704	440,393
UMB Financial Corp.	32,200	1,691,144
West Coast Bancorp	70,000	1,026,200
Westamerica Bancorp	24,800	1,426,744
		6,521,277
Biotechnology - 2.4%
Alexion Pharmaceuticals, Inc. (a)	24,280	954,204
Arena Pharmaceuticals, Inc. (a)	51,180	255,900
Celera Corp. (a)	190,890	2,949,250
Charles River Laboratories International, Inc. (a)	23,340	1,296,070
Cougar Biotechnology, Inc. (a)	50,120	1,673,507
Exelixis, Inc. (a)	5,400	32,832
Human Genome Sciences, Inc. (a)	281,570	1,787,970
Incyte Corp. (a)	143,700	1,099,305
Regeneron Pharmaceuticals, Inc. (a)	107,880	2,355,020
		12,404,058
Building Materials - 0.2%
Interline Brands, Inc. (a)	22,200	359,862
Lennox International, Inc.	18,000	598,860
		958,722

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Chemicals - 1.8%
FMC Corp.	31,655	$1,626,751
Hercules, Inc.	118,700	2,349,073
Kingboard Chemical Holdings Ltd.	196,520	665,678
Minerals Technologies, Inc.	23,200	1,377,152
Quaker Chemical Corp.	38,540	1,096,848
Solutia, Inc. (a)	161,200	2,256,800
		9,372,302
Coal - 0.3%
Foundation Coal Holdings, Inc.	49,810	1,772,240
Commercial Services - 8.3%
AerCap Holdings NV (a)	66,500	705,565
Alliance Data Systems Corp. (a)	14,110	894,292
American Public Education, Inc. (a)	107,700	5,199,756
Bankrate, Inc. (a)	174,600	6,793,686
Bowne & Co., Inc.	92,700	1,070,685
Capella Education Co. (a)	67,800	2,905,908
CoStar Group, Inc. (a)	113,300	5,142,687
Healthspring, Inc. (a)	46,300	979,708
Hill International, Inc. (a)	34,060	471,731
Interactive Data Corp.	56,460	1,423,921
ITT Educational Services, Inc. (a)	18,960	1,534,053
Net 1 UEPS Technologies, Inc. (a)	52,490	1,172,102
Pharmaceutical Product Development, Inc.	59,560	2,462,806
Resources Connection, Inc. (a)	32,030	721,636
Riskmetrics Group, Inc. (a)	198,500	3,884,645
Robert Half International, Inc.	57,700	1,428,075
VistaPrint Ltd. (a)	173,550	5,699,382
		42,490,638
Computers - 3.4%
CACI International, Inc. Class A (a)	40,270	2,017,527
MICROS Systems, Inc. (a)	335,600	8,947,096
Riverbed Technology, Inc. (a)	383,600	4,802,672
SYKES Enterprises, Inc. (a)	74,090	1,627,016
		17,394,311
Cosmetics & Personal Care - 1.6%
Alberto-Culver Co.	295,100	8,038,524
Distribution & Wholesale - 2.7%
Beacon Roofing Supply, Inc. (a)	39,400	615,428
Ingram Micro, Inc. Class A (a)	134,800	2,166,236
LKQ Corp. (a)	465,656	7,902,182
Owens & Minor, Inc.	40,790	1,978,315
Pool Corp.	35,951	838,737
WESCO International, Inc. (a)	16,300	524,534
		14,025,432
Diversified Financial - 2.0%
Advanta Corp. Class B	136,350	1,122,160
CIT Group, Inc.	99,100	689,736
Equitable Group, Inc.	57,400	1,032,756

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Financial Federal Corp.	197,624	$4,529,542
JMP Group, Inc.	139,300	724,360
The NASDAQ OMX Group, Inc. (a)	40,600	1,241,142
Waddell & Reed Financial, Inc. Class A	40,700	1,007,325
		10,347,021
Electric - 0.2%
ITC Holdings Corp.	20,700	1,071,639
Electrical Components & Equipment - 0.2%
Sunpower Corp. Class B (a)	17,334	1,196,914
Electronics - 0.8%
Axsys Technologies, Inc. (a)	11,250	663,075
FLIR Systems, Inc. (a)	57,770	2,219,523
Itron, Inc. (a)	14,013	1,240,571
		4,123,169
Energy - Alternate Sources - 0.4%
Covanta Holding Corp. (a)	61,400	1,469,916
GT Solar International, Inc. (a)	41,900	454,615
		1,924,531
Engineering & Construction - 1.3%
Aecom Technology Corp. (a)	95,490	2,333,776
Chicago Bridge & Iron Co. NV	219,348	4,220,255
		6,554,031
Entertainment - 2.8%
Churchill Downs, Inc.	31,900	1,562,462
DreamWorks Animation SKG, Inc. Class A (a)	82,500	2,594,625
Scientific Games Corp. Class A (a)	250,150	5,758,453
Vail Resorts, Inc. (a)	127,200	4,445,640
		14,361,180
Environmental Controls - 1.2%
American Ecology Corp.	53,820	1,489,200
TETRA Technologies, Inc. (a)	63,670	1,531,900
Waste Connections, Inc. (a)	92,650	3,177,895
		6,198,995
Foods - 0.7%
Pilgrim's Pride Corp.	68,400	170,316
Ralcorp Holdings, Inc. (a)	48,050	3,239,051
		3,409,367
Gas - 0.5%
Southern Union Co.	52,200	1,077,930
UGI Corp.	55,100	1,420,478
		2,498,408
Hand & Machine Tools - 0.4%
Snap-on, Inc.	42,990	2,263,853
Health Care - Products - 3.5%
ABIOMED, Inc. (a)	207,900	3,690,225

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
AngioDynamics, Inc. (a)	77,080	$1,217,864
Invacare Corp.	15,700	378,998
Kensey Nash Corp. (a)	54,300	1,708,278
Mindray Medical International Ltd. ADR (Cayman Islands)	19,650	662,794
Nuvasive, Inc. (a)	116,200	5,732,146
Orthovita, Inc. (a)	59,200	153,920
PSS World Medical, Inc. (a)	38,000	741,000
SSL International PLC	96,978	784,319
Volcano Corp. (a)	165,900	2,868,411
		17,937,955
Health Care - Services - 3.0%
Community Health Systems, Inc. (a)	49,600	1,453,776
Health Management Associates, Inc. Class A (a)	217,540	904,966
Health Net, Inc. (a)	92,520	2,183,472
Healthsouth Corp. (a)	138,010	2,543,524
Healthways, Inc. (a)	263,050	4,242,997
Icon PLC Sponsored ADR (Ireland) (a)	46,060	1,761,795
Psychiatric Solutions, Inc. (a)	40,060	1,520,277
Tenet Healthcare Corp. (a)	173,400	962,370
		15,573,177
Holding Company - Diversified - 0.3%
Liberty Acquisition Holdings Corp. (a)	158,330	1,409,137
Home Furnishing - 1.1%
DTS, Inc. (a)	136,650	3,802,969
TiVo, Inc. (a)	241,100	1,764,852
		5,567,821
Household Products - 0.4%
Jarden Corp. (a)	78,578	1,842,654
Insurance - 1.5%
Allied World Assurance Holdings Ltd.	59,650	2,118,768
Arch Capital Group Ltd. (a)	2,900	211,787
Employers Holdings, Inc.	78,300	1,360,854
Platinum Underwriters Holdings Ltd.	44,900	1,593,052
ProAssurance Corp. (a)	44,400	2,486,400
		7,770,861
Internet - 6.9%
Ariba, Inc. (a)	146,600	2,071,458
Art Technology Group, Inc. (a)	288,000	1,013,760
Constant Contact, Inc. (a)	425,880	7,269,771
Ctrip.com International Ltd. ADR (Cayman Islands)	10,370	400,386
DealerTrack Holdings, Inc. (a)	274,650	4,625,106
Equinix, Inc. (a)	16,600	1,153,036
LoopNet, Inc. (a)	277,000	2,722,910
McAfee, Inc. (a)	37,220	1,263,991
Netease.com Sponsored ADR (Cayman Islands) (a)	79,530	1,813,284
NutriSystem, Inc.	11,800	209,096
S1 Corp. (a)	187,500	1,147,500
Sapient Corp. (a)	201,900	1,500,117
Sina Corp. (a)	116,000	4,083,200

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Vocus, Inc. (a)	174,928	$5,940,555
		35,214,170
Lodging - 1.8%
Gaylord Entertainment Co. (a)	321,100	9,430,707
Machinery - Construction & Mining - 0.6%
Bucyrus International, Inc. Class A	68,900	3,078,452
Outotec OYJ	2,636	71,188
		3,149,640
Machinery - Diversified - 0.8%
Flowserve Corp.	12,950	1,149,572
Wabtec Corp.	59,300	3,037,939
		4,187,511
Manufacturing - 0.4%
Hansen Transmissions International NV (a)	266,958	1,112,329
Hexcel Corp. (a)	67,700	926,813
		2,039,142
Media - 1.8%
FactSet Research Systems, Inc.	176,034	9,197,776
Metal Fabricate & Hardware - 0.2%
Commercial Metals Co.	47,700	805,653
Mining - 0.1%
Century Aluminum Co. (a)	22,300	617,487
Oil & Gas - 3.7%
Arena Resources, Inc. (a)	41,510	1,612,664
Atwood Oceanics, Inc. (a)	21,100	768,040
Bill Barrett Corp. (a)	205,750	6,606,632
Comstock Resources, Inc. (a)	26,900	1,346,345
Encore Aquisition Co. (a)	22,940	958,433
Forest Oil Corp. (a)	32,970	1,635,312
Frontier Oil Corp.	34,600	637,332
Hercules Offshore, Inc. (a)	39,000	591,240
Penn Virginia Corp.	16,510	882,294
Rosetta Resources, Inc. (a)	76,900	1,411,884
St. Mary Land & Exploration Co.	32,090	1,144,009
Whiting Petroleum Corp. (a)	20,300	1,446,578
		19,040,763
Oil & Gas Services - 1.1%
CARBO Ceramics, Inc.	16,880	871,177
Dril-Quip, Inc. (a)	23,880	1,036,153
NATCO Group, Inc. Class A (a)	50,400	2,025,072
Tesco Corp. (a)	92,200	1,930,668
		5,863,070
Pharmaceuticals - 1.6%
Alkermes, Inc. (a)	145,290	1,932,357
Amylin Pharmaceuticals, Inc. (a)	45,500	920,010
Auxilium Pharmaceuticals, Inc. (a)	28,780	932,472

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Cubist Pharmaceuticals, Inc. (a)	35,360	$786,053
The Medicines Co. (a)	72,220	1,676,948
Onyx Pharmaceuticals, Inc. (a)	22,620	818,392
Perrigo Co.	30,380	1,168,415
		8,234,647
Real Estate - 0.1%
China Everbright International Ltd.	4,409,000	731,759
Real Estate Investment Trusts (REITS) - 0.7%
American Campus Communities, Inc.	39,100	1,324,708
CapitalSource, Inc.	56,300	692,490
MFA Mortgage Investments, Inc.	126,200	820,300
Redwood Trust, Inc.	36,500	793,145
		3,630,643
Retail - 4.6%
Advance Auto Parts, Inc.	58,690	2,327,646
Big Lots, Inc. (a)	57,930	1,612,192
BJ's Wholesale Club, Inc. (a)	63,770	2,478,102
Collective Brands, Inc. (a)	50,800	930,148
Denny's Corp. (a)	503,100	1,297,998
Dick's Sporting Goods, Inc. (a)	49,730	973,713
Dufry Group	12,169	560,670
FGX International Holdings Ltd. (a)	64,100	709,587
Foot Locker, Inc.	75,490	1,219,919
Nu Skin Enterprises, Inc. Class A	109,500	1,776,090
O'Reilly Automotive, Inc. (a)	221,070	5,918,044
OfficeMax, Inc.	81,700	726,313
Papa John's International, Inc. (a)	39,700	1,078,252
Penske Auto Group, Inc.	93,600	1,073,592
Urban Outfitters, Inc. (a)	33,200	1,058,084
		23,740,350
Semiconductors - 1.8%
Brooks Automation, Inc. (a)	68,200	570,152
Cavium Networks, Inc. (a)	36,260	510,541
Cypress Semiconductor Corp. (a)	63,200	329,904
LDK Solar Co. Ltd. Sponsored ADR (Cayman Islands) (a)	16,250	487,825
Microsemi Corp. (a)	56,610	1,442,423
Netlogic Microsystems, Inc. (a)	34,400	1,040,256
ON Semiconductor Corp. (a)	426,130	2,880,639
Skyworks Solutions, Inc. (a)	148,690	1,243,048
Verigy Ltd. (a)	41,400	673,992
		9,178,780
Software - 13.6%
Allscripts Heathcare Solutions, Inc. (a)	425,350	5,291,354
Athenahealth, Inc. (a)	215,100	7,156,377
Blackbaud, Inc.	435,450	8,034,053
Blackboard, Inc. (a)	265,250	10,686,922
Cerner Corp. (a)	69,200	3,089,088
Commvault Systems, Inc. (a)	398,900	4,806,745
Concur Technologies, Inc. (a)	166,870	6,384,446

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Eclipsys Corp. (a)	59,600	$1,248,620
EPIQ Systems, Inc. (a)	211,918	2,882,085
MSCI, Inc. Class A (a)	25,470	611,280
Omnicell, Inc. (a)	270,300	3,554,445
Omniture, Inc. (a)	371,900	6,828,084
Phase Forward, Inc. (a)	101,300	2,118,183
Red Hat, Inc. (a)	178,330	2,687,433
RightNow Technologies, Inc. (a)	122,670	1,541,962
Solera Holdings, Inc. (a)	71,660	2,058,075
UBISOFT Entertainment (a)	10,177	706,112
		69,685,264
Storage & Warehousing - 0.2%
Mobile Mini, Inc. (a)	47,300	914,309
Telecommunications - 1.4%
Atheros Communications, Inc. (a)	115,020	2,712,172
Cellcom Israel Ltd.	75,315	2,263,969
NICE Systems Ltd. ADR (Israel) (a)	45,560	1,241,054
Powerwave Technologies, Inc. (a)	275,400	1,090,584
		7,307,779
Toys, Games & Hobbies - 0.4%
Marvel Entertainment, Inc. (a)	61,580	2,102,341
Transportation - 6.8%
Con-way, Inc.	41,100	1,812,921
Heartland Express, Inc.	41,900	650,288
Hub Group, Inc. Class A (a)	48,170	1,813,600
J.B. Hunt Transport Services, Inc.	364,490	12,163,031
Kansas City Southern (a)	320,660	14,224,478
Knight Transportation, Inc.	154,500	2,621,865
Landstar System, Inc.	14,930	657,816
Werner Enterprises, Inc.	26,360	572,276
YRC Worldwide, Inc. (a)	49,300	589,628
		35,105,903
Water - 0.2%
Companhia de Saneamento de Minas Gerais	105,500	1,097,130
TOTAL COMMON STOCK (Cost $484,097,138)		480,864,325
TOTAL EQUITIES (Cost $484,097,138)		480,864,325
MUTUAL FUND - 2.7%
Diversified Financial - 2.7%
iShares Russell 2000 Growth Index Fund	197,850	13,991,952
TOTAL MUTUAL FUNDS (Cost $15,128,169)		13,991,952
TOTAL LONG-TERM INVESTMENTS (Cost $499,225,307)		494,856,277

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 4.3%
Repurchase Agreement - 4.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/08, 0.900%, due 10/01/08 (b)	$22,127,421	$22,127,421
TOTAL SHORT-TERM INVESTMENTS (Cost $22,127,421)		22,127,421
TOTAL INVESTMENTS - 100.6% (Cost $521,352,728) (c)		516,983,698
Other Assets/ (Liabilities) - (0.6)%		(3,070,148)
NET ASSETS - 100.0%		$513,913,550

Notes to Portfolio of Investments
ADR - American Depositary Receipt
(a) Non-income producing security.

(b)

Maturity value of $22,127,974. Collateralized by U.S. Government Agency obligations with rates ranging from 4.168% - 5.219%, maturity dates ranging from 5/01/34 - 8/01/34, and an aggregate market value, including accrued interest, of $22,571,204.

(c) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES - 98.2%
COMMON STOCK - 98.2%
Advertising - 0.2%
Marchex, Inc. Class B	12,740	$131,095
Apparel - 0.7%
Skechers U.S.A., Inc. Class A (a)	6,450	108,554
Steven Madden Ltd. (a)	5,790	143,476
Volcom, Inc. (a)	15,335	264,989
		517,019
Banks - 1.6%
IBERIABANK Corp.	2,260	119,441
SVB Financial Group (a)	18,195	1,053,854
		1,173,295
Biotechnology - 2.6%
Acorda Therapeutics, Inc. (a)	4,220	100,647
Alexion Pharmaceuticals, Inc. (a)	5,320	209,076
Bio-Rad Laboratories, Inc. Class A (a)	3,990	395,489
Celera Corp. (a)	13,460	207,957
Enzon Pharmaceuticals, Inc. (a)	16,680	123,098
Incyte Corp. (a)	6,140	46,971
Integra LifeSciences Holdings Corp. (a)	7,050	310,411
Myriad Genetics, Inc. (a)	5,500	356,840
Regeneron Pharmaceuticals, Inc. (a)	4,150	90,595
		1,841,084
Building Materials - 0.7%
Texas Industries, Inc.	11,970	489,094
Chemicals - 1.5%
Quaker Chemical Corp.	17,500	498,050
Terra Industries, Inc.	20,060	589,764
		1,087,814
Coal - 1.0%
James River Coal Co. (a)	31,580	694,444
Commercial Services - 6.6%
American Public Education, Inc. (a)	21,235	1,025,226
Cardtronics, Inc. (a)	10,210	80,251
Cornell Cos., Inc. (a)	6,620	179,932
Corrections Corp. of America (a)	26,365	655,170
Exponent, Inc. (a)	5,380	178,024
The Geo Group, Inc. (a)	49,810	1,006,660
Huron Consulting Group, Inc. (a)	4,330	246,723
Interactive Data Corp.	6,070	153,085
K12, Inc. (a)	8,485	224,852
Monster Worldwide, Inc. (a)	30,800	459,228
PAREXEL International Corp. (a)	9,810	281,155

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Quanta Services, Inc. (a)	9,960	$269,020
		4,759,326
Computers - 3.4%
CACI International, Inc. Class A (a)	10,650	533,565
Compellent Technologies, Inc. (a)	82,025	1,017,110
Ness Technologies, Inc. (a)	19,480	223,436
Netezza Corp. (a)	60,790	644,982
		2,419,093
Cosmetics & Personal Care - 0.6%
Alberto-Culver Co.	16,680	454,363
Distribution & Wholesale - 0.5%
MWI Veterinary Supply, Inc. (a)	9,690	380,720
Diversified Financial - 1.4%
FCStone Group, Inc. (a)	22,631	407,132
Investment Technology Group, Inc. (a)	19,765	601,449
		1,008,581
Electrical Components & Equipment - 0.7%
Advanced Energy Industries, Inc. (a)	38,365	524,833
Electronics - 6.2%
Cogent, Inc. (a)	15,240	155,753
Coherent, Inc. (a)	50,045	1,779,100
Dolby Laboratories, Inc. Class A (a)	14,100	496,179
Oyo Geospace Corp. (a)	28,984	1,138,491
PerkinElmer, Inc.	6,480	161,806
Thermo Fisher Scientific, Inc. (a)	8,460	465,300
Varian, Inc. (a)	5,100	218,790
		4,415,419
Engineering & Construction - 0.2%
ENGlobal Corp. (a)	8,120	107,752
Entertainment - 4.0%
Bally Technologies, Inc. (a)	30,265	916,424
Lions Gate Entertainment Corp. (a)	54,560	496,496
Macrovision Solutions Corp. (a)	36,490	561,216
Shuffle Master, Inc. (a)	106,425	541,704
Vail Resorts, Inc. (a)	10,280	359,286
		2,875,126
Environmental Controls - 1.9%
Clean Harbors, Inc. (a)	3,190	215,485
Waste Connections, Inc. (a)	34,010	1,166,543
		1,382,028
Foods - 0.7%
Ruddick Corp.	9,480	307,626
Spartan Stores, Inc.	8,920	221,930
		529,556
Health Care - Products - 10.3%
American Medical Systems Holdings, Inc. (a)	85,005	1,509,689

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
ArthroCare Corp. (a)	8,710	$241,441
CONMED Corp. (a)	11,380	364,160
Cutera, Inc. (a)	29,175	309,547
Exactech, Inc. (a)	3,330	74,059
Hansen Medical, Inc. (a)	15,150	203,616
Mentor Corp.	16,685	398,104
Natus Medical, Inc. (a)	8,400	190,344
Nuvasive, Inc. (a)	4,420	218,039
PSS World Medical, Inc. (a)	9,420	183,690
Resmed, Inc. (a)	10,750	462,250
SurModics, Inc. (a)	18,650	587,289
Thoratec Corp. (a)	63,665	1,671,206
Vital Images, Inc. (a)	19,450	291,750
Volcano Corp. (a)	11,260	194,685
Wright Medical Group, Inc. (a)	15,490	471,516
		7,371,385
Health Care - Services - 5.3%
Brookdale Senior Living, Inc.	27,505	604,835
Centene Corp. (a)	62,710	1,286,182
Covance, Inc. (a)	4,390	388,120
Icon PLC Sponsored ADR (Ireland) (a)	38,135	1,458,664
Life Sciences Research, Inc. (a)	2,210	77,350
		3,815,151
Home Furnishing - 1.9%
Universal Electronics, Inc. (a)	55,383	1,383,467
Household Products - 0.0%
Tupperware Brands Corp.	100	2,763
Insurance - 1.0%
Arch Capital Group Ltd. (a)	4,730	345,432
ProAssurance Corp. (a)	3,300	184,800
RLI Corp.	3,190	198,067
		728,299
Internet - 2.2%
Blue Coat Systems, Inc. (a)	4,420	62,720
Internet Capital Group, Inc. (a)	33,110	268,522
j2 Global Communications, Inc. (a)	8,060	188,201
TIBCO Software, Inc. (a)	127,875	936,045
US Auto Parts Network, Inc. (a)	40,291	85,014
		1,540,502
Leisure Time - 1.9%
Polaris Industries, Inc.	3,490	158,760
WMS Industries, Inc. (a)	39,430	1,205,375
		1,364,135
Machinery - Construction & Mining - 0.9%
Bucyrus International, Inc. Class A	14,345	640,935
Machinery - Diversified - 0.7%
Sauer-Danfoss, Inc.	20,280	500,713

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Manufacturing - 2.6%
Actuant Corp. Class A	9,310	$234,984
Ameron International Corp.	14,200	1,017,430
Polypore International, Inc. (a)	26,900	578,619
		1,831,033
Media - 1.7%
Entravision Communications Corp. Class A (a)	108,515	291,905
FactSet Research Systems, Inc.	14,085	735,941
Playboy Enterprises, Inc. Class B (a)	15,370	60,558
Rhi Entertainment, Inc. (a)	9,690	144,381
		1,232,785
Metal Fabricate & Hardware - 3.1%
Circor International, Inc.	17,255	749,385
Northwest Pipe Co. (a)	15,275	666,295
RBC Bearings, Inc. (a)	23,065	777,060
		2,192,740
Oil & Gas - 1.8%
Arena Resources, Inc. (a)	7,600	295,260
Berry Petroleum Co. Class A	6,600	255,618
Penn Virginia Corp.	5,530	295,523
Petroleum Development Corp. (a)	6,935	307,706
Rex Energy Corp. (a)	10,470	165,007
		1,319,114
Oil & Gas Services - 5.1%
Cal Dive International, Inc. (a)	16,650	176,490
Core Laboratories NV	4,595	465,566
Dril-Quip, Inc. (a)	8,160	354,062
Hornbeck Offshore Services, Inc. (a)	7,370	284,629
ION Geophysical Corp. (a)	13,070	185,463
Lufkin Industries, Inc.	23,790	1,887,737
NATCO Group, Inc. Class A (a)	7,550	303,359
		3,657,306
Packaging & Containers - 0.4%
Packaging Corp. of America	11,180	259,152
Pharmaceuticals - 3.2%
Alnylam Pharmaceuticals, Inc. (a)	7,380	213,651
Animal Health International, Inc. (a)	71,945	592,827
BioMarin Pharmaceuticals, Inc. (a)	10,565	279,867
Cubist Pharmaceuticals, Inc. (a)	27,850	619,105
NBTY, Inc. (a)	7,240	213,725
Pharmasset, Inc. (a)	3,280	65,436
United Therapeutics Corp. (a)	1,620	170,375
Xenoport, Inc. (a)	2,300	111,527
		2,266,513
Retail - 8.4%
bebe Stores, Inc.	12,930	126,326
BJ's Restaurants, Inc. (a)	48,275	576,403
Carrols Restaurant Group, Inc. (a)	45,215	135,645

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Cash America International, Inc.	16,405	$591,236
The Cheesecake Factory (a)	40,590	593,426
DSW, Inc. Class A (a)	7,140	97,818
Ezcorp, Inc. (a)	12,510	235,188
Genesco, Inc. (a)	43,120	1,443,658
MSC Industrial Direct Co., Inc. Class A	4,150	191,190
Nu Skin Enterprises, Inc. Class A	10,160	164,795
P.F. Chang's China Bistro, Inc. (a)	4,590	108,049
Panera Bread Co. Class A (a)	3,230	164,407
Papa John's International, Inc. (a)	14,550	395,178
Red Robin Gourmet Burgers, Inc. (a)	15,430	413,524
School Specialty, Inc. (a)	19,645	612,728
Tractor Supply Co. (a)	4,370	183,759
		6,033,330
Semiconductors - 1.0%
Diodes, Inc. (a)	5,530	102,029
IPG Photonics Corp. (a)	5,910	115,304
Mellanox Technologies Ltd. (a)	19,080	197,096
Microsemi Corp. (a)	6,610	168,423
ON Semiconductor Corp. (a)	19,140	129,386
		712,238
Software - 7.6%
Ansys, Inc. (a)	33,060	1,251,982
Concur Technologies, Inc. (a)	3,800	145,388
Eclipsys Corp. (a)	87,665	1,836,582
Informatica Corp. (a)	7,310	94,957
ManTech International Corp. Class A (a)	3,530	209,294
Metavante Technologies, Inc. (a)	10,080	194,141
Phase Forward, Inc. (a)	5,320	111,241
Quality Systems, Inc.	28,050	1,185,393
SkillSoft PLC Sponsored ADR (Ireland) (a)	40,270	421,224
		5,450,202
Telecommunications - 3.5%
BigBand Networks, Inc. (a)	12,530	46,236
EMS Technologies, Inc. (a)	50,870	1,134,910
NeuStar, Inc. Class A (a)	25,670	510,576
Neutral Tandem, Inc. (a)	13,010	241,205
Opnext, Inc. (a)	28,970	132,972
Polycom, Inc. (a)	4,120	95,296
Switch and Data Facilities Co., Inc. (a)	25,245	314,300
		2,475,495
Transportation - 1.1%
Forward Air Corp.	4,870	132,610
Landstar System, Inc.	5,870	258,632
UTI Worldwide, Inc.	18,730	318,785
Werner Enterprises, Inc.	3,430	74,465
		784,492
TOTAL COMMON STOCK (Cost $71,787,298)		70,352,392

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund - Portfolio of Investments (Continued)

		Value
	TOTAL EQUITIES (Cost $71,787,298)	$70,352,392
	TOTAL LONG-TERM INVESTMENTS (Cost $71,787,298)	70,352,392
	Principal Amount
SHORT-TERM INVESTMENTS - 1.3%
Repurchase Agreement - 1.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/08, 0.900%, due 10/01/08 (b)	$891,987	891,987
	TOTAL SHORT-TERM INVESTMENTS (Cost $891,987)	891,987
	TOTAL INVESTMENTS - 99.5% (Cost $72,679,285) (c)	71,244,379
	Other Assets/ (Liabilities) - 0.5%	390,000
	NET ASSETS - 100.0%	$71,634,379

Notes to Portfolio of Investments
ADR - American Depositary Receipt
(a) Non-income producing security.

(b)

Maturity value of $892,009. Collateralized by U.S. Government Agency obligations with rates ranging from 3.560% - 4.598%, maturity dates ranging from 4/01/34 - 5/25/34, and an aggregate market value, including accrued interest, of $912,852.

(c) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Emerging Growth Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES - 97.8%
COMMON STOCK - 97.8%
Aerospace & Defense - 0.5%
Kaman Corp.	10,844	$308,837
Apparel - 3.4%
Iconix Brand Group, Inc. (a)	24,695	323,011
Steven Madden Ltd. (a)	14,000	346,920
True Religion Apparel, Inc. (a)	30,900	798,765
The Warnaco Group, Inc. (a)	14,900	674,821
		2,143,517
Automotive & Parts - 1.1%
Exide Technologies (a)	24,548	181,164
Fuel Systems Solutions, Inc. (a)	14,000	482,300
		663,464
Biotechnology - 7.0%
Alexion Pharmaceuticals, Inc. (a)	47,000	1,847,100
Bio-Rad Laboratories, Inc. Class A (a)	3,586	355,444
Illumina, Inc. (a)	53,630	2,173,624
		4,376,168
Commercial Services - 7.7%
Aaron Rents, Inc.	23,000	622,610
Corinthian Colleges, Inc. (a)	42,142	632,130
ITT Educational Services, Inc. (a)	6,000	485,460
K12, Inc. (a)	12,951	343,202
Kendle International, Inc. (a)	12,561	561,602
Kenexa Corp. (a)	14,625	230,929
PAREXEL International Corp. (a)	68,025	1,949,596
		4,825,529
Computers - 3.1%
iGate Corp. (a)	30,702	266,186
Integral Systems, Inc. (a)	35,400	735,258
MICROS Systems, Inc. (a)	15,865	422,961
Synaptics, Inc. (a)	16,950	512,229
		1,936,634
Distribution & Wholesale - 0.4%
WESCO International, Inc. (a)	7,502	241,414
Diversified Financial - 0.9%
Portfolio Recovery Associates, Inc. (a)	11,305	549,762
Electrical Components & Equipment - 2.1%
A-Power Energy Generation Systems Ltd. (a)	23,465	210,246
American Superconductor Corp. (a)	17,344	408,798
Greatbatch, Inc. (a)	12,399	304,272

The accompanying notes are an integral part of the financial statements.

MassMutual Select Emerging Growth Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Powell Industries, Inc. (a)	10,000	$408,100
		1,331,416
Electronics - 3.9%
Axsys Technologies, Inc. (a)	14,100	831,054
Daktronics, Inc.	15,492	258,097
L-1 Identity Solutions, Inc. (a)	30,382	464,237
Sanmina-SCI Corp. (a)	426,500	597,100
Technitrol, Inc.	21,342	315,648
		2,466,136
Energy - Alternate Sources - 2.0%
Energy Conversion Devices, Inc. (a)	9,150	532,988
FuelCell Energy, Inc. (a)	46,042	277,633
Headwaters, Inc. (a)	33,827	451,590
		1,262,211
Engineering & Construction - 1.3%
Layne Christensen Co. (a)	10,687	378,641
URS Corp. (a)	12,875	472,126
		850,767
Environmental Controls - 0.3%
Darling International, Inc. (a)	18,612	206,779
Forest Products & Paper - 1.5%
Rock-Tenn Co. Class A	23,000	919,540
Health Care - Products - 9.6%
Bruker Corp. (a)	27,295	363,842
Cyberonics, Inc. (a)	17,228	292,876
Edwards Lifesciences Corp. (a)	7,400	427,424
Luminex Corp. (a)	20,388	509,904
Nuvasive, Inc. (a)	34,317	1,692,858
Thoratec Corp. (a)	58,825	1,544,156
Volcano Corp. (a)	32,749	566,230
Wright Medical Group, Inc. (a)	19,895	605,604
		6,002,894
Health Care - Services - 5.7%
Almost Family, Inc. (a)	26,000	1,028,300
Amedisys, Inc. (a)	18,500	900,395
Gentiva Health Services, Inc. (a)	20,975	565,067
Icon PLC Sponsored ADR (Ireland) (a)	28,500	1,090,125
		3,583,887
Household Products - 0.6%
Helen of Troy Ltd. (a)	16,499	375,682
Insurance - 0.8%
Argo Group International Holdings Ltd. (a)	13,097	482,624
Internet - 6.6%
1-800-Flowers.com, Inc. Class A (a)	43,647	262,755
Ariba, Inc. (a)	68,500	967,905
Asiainfo Holdings, Inc. (a)	41,632	382,182

The accompanying notes are an integral part of the financial statements.

MassMutual Select Emerging Growth Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
CyberSources Corp. (a)	28,291	$455,768
NIC, Inc.	61,295	422,935
Sapient Corp. (a)	49,425	367,228
Shanda Interactive Entertainment Ltd. Sponsored ADR (Cayman Islands) (a)	11,732	299,753
Sohu.com, Inc. (a)	9,700	540,775
TeleCommunication Systems, Inc. Class A (a)	63,400	438,094
		4,137,395
Machinery - Construction & Mining - 0.7%
Bucyrus International, Inc. Class A	9,425	421,109
Machinery - Diversified - 2.2%
Cognex Corp.	16,440	331,430
Roper Industries, Inc.	6,765	385,335
Wabtec Corp.	13,173	674,853
		1,391,618
Manufacturing - 0.6%
American Railcar Industries, Inc.	8,363	134,142
Ameron International Corp.	3,672	263,099
		397,241
Media - 1.1%
Central European Media Enterprises Ltd. (a)	10,503	686,896
Metal Fabricate & Hardware - 1.6%
Circor International, Inc.	5,563	241,601
Kaydon Corp.	16,732	753,944
		995,545
Office Furnishings - 0.6%
Herman Miller, Inc.	15,513	379,603
Oil & Gas - 0.3%
GMX Resources, Inc. (a)	4,387	209,699
Pharmaceuticals - 4.4%
Neogen Corp. (a)	14,235	401,142
PharMerica Corp. (a)	27,000	607,230
United Therapeutics Corp. (a)	16,800	1,766,856
		2,775,228
Retail - 11.6%
Aeropostale, Inc. (a)	21,500	690,365
America's Car-Mart, Inc. (a)	23,200	431,288
Big Lots, Inc. (a)	26,500	737,495
The Buckle, Inc.	13,800	766,452
Buffalo Wild Wings, Inc. (a)	18,500	744,440
Children's Place (a)	20,900	697,015
Ezcorp, Inc. (a)	64,700	1,216,360
The Finish Line, Inc. Class A	80,094	800,139
Jo-Ann Stores, Inc. (a)	24,400	511,912
Pier 1 Imports, Inc. (a)	67,037	276,863
The Wet Seal, Inc. Class A (a)	109,888	398,893
		7,271,222

The accompanying notes are an integral part of the financial statements.

MassMutual Select Emerging Growth Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Semiconductors - 4.4%
Advanced Analogic Technologies, Inc. (a)	35,577	$165,433
Anadigics, Inc. (a)	38,588	108,432
Emcore Corp. (a)	36,898	182,276
PMC-Sierra, Inc. (a)	103,100	765,002
QLogic Corp. (a)	49,200	755,712
Semtech Corp. (a)	29,299	409,014
Veeco Instruments, Inc. (a)	27,430	406,239
		2,792,108
Software - 10.0%
Blackboard, Inc. (a)	18,438	742,867
Compuware Corp. (a)	78,300	758,727
Concur Technologies, Inc. (a)	10,270	392,930
EPIQ Systems, Inc. (a)	22,040	299,744
FalconStor Software, Inc. (a)	33,475	179,426
Informatica Corp. (a)	29,098	377,983
ManTech International Corp. Class A (a)	21,900	1,298,451
SkillSoft PLC Sponsored ADR (Ireland) (a)	73,845	772,419
Sybase, Inc. (a)	25,400	777,748
SYNNEX Corp. (a)	13,087	292,364
The Ultimate Software Group, Inc. (a)	14,419	389,313
		6,281,972
Telecommunications - 1.8%
Centennial Communications Corp. (a)	70,666	440,956
Knology, Inc. (a)	22,035	177,823
NICE Systems Ltd. ADR (Israel) (a)	19,305	525,868
		1,144,647
TOTAL COMMON STOCK (Cost $66,019,149)		61,411,544
TOTAL EQUITIES (Cost $66,019,149)		61,411,544
WARRANTS - 0.0%
Internet - 0.0%
Latronix, Inc., Expires 02/09/11, Strike 4.68 (b)	842	0
TOTAL WARRANTS (Cost $0)		0
TOTAL LONG-TERM INVESTMENTS (Cost $66,019,149)		61,411,544
	Principal Amount
SHORT-TERM INVESTMENTS - 1.1%
Repurchase Agreement - 1.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/08, 0.900%, due 10/01/08 (c)	$687,590	687,590
TOTAL SHORT-TERM INVESTMENTS (Cost $687,590)		687,590

The accompanying notes are an integral part of the financial statements.

MassMutual Select Emerging Growth Fund - Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS - 98.9% (Cost $66,706,739) (d)	$62,099,134
Other Assets/ (Liabilities) - 1.1%	684,992
NET ASSETS - 100.0%	$62,784,126

Notes to Portfolio of Investments
ADR - American Depositary Receipt
(a) Non-income producing security.
(b) This security is valued in good faith under procedures established by the Board of Trustees.

(c)

Maturity value of $687,607. Collateralized by U.S. Government Agency obligations with a rate of 4.578%, maturity date of 7/01/34, and an aggregate market value, including accrued interest, of $702,576.

(d) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES - 97.6%
COMMON STOCK - 96.4%
Airlines - 1.5%
Air France KLM	11,900	$274,554
Deutsche Lufthansa AG	89,500	1,760,832
Qantas Airways Ltd.	262,900	666,403
		2,701,789
Auto Manufacturers - 3.9%
Honda Motor Co. Ltd.	57,300	1,708,661
Nissan Motor Co. Ltd.	379,000	2,553,010
Renault SA	33,800	2,184,463
Toyota Motor Corp.	15,700	669,252
		7,115,386
Automotive & Parts - 0.7%
Compagnie Generale des Etablissements Michelin Class B	10,600	695,583
Hyundai Mobis	8,290	645,068
		1,340,651
Banks - 17.9%
Banco do Brasil SA	61,200	723,950
Bank Hapoalim B.M.	84,600	257,809
Barclays PLC	489,200	2,975,789
BNP Paribas	32,700	3,144,118
Canadian Imperial Bank Of Commerce	26,004	1,498,560
Credit Agricole SA	141,026	2,739,529
Deutsche Bank AG	45,800	3,259,138
Fortis	111,166	698,878
HBOS PLC	694,540	1,579,305
Industrial Bank Of Korea	87,800	1,062,405
Kookmin Bank	25,700	1,143,600
National Bank of Canada	20,000	918,011
Nordea Bank AB	100	1,195
Royal Bank of Scotland Group PLC	869,274	2,883,387
Societe Generale Class A	31,300	2,841,750
Standard Bank Group Ltd.	149,478	1,709,256
Sumitomo Mitsui Financial Group, Inc.	398	2,503,423
Toronto-Dominion Bank	26,100	1,577,968
Uniao de Bancos Brasileiros SA	11,300	1,140,396
		32,658,467
Chemicals - 5.4%
BASF SE	81,000	3,882,676
DIC Corp.	113,000	213,565
Koninklijke DSM NV	13,900	654,634
LG Chem Ltd.	9,780	770,477
Methanex Corp.	23,200	456,383
Mitsubishi Chemical Holding Corp.	326,500	1,735,667
Solvay SA Class A	15,000	1,843,299

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Tosoh Corp.	93,000	$276,207
		9,832,908
Commercial Services - 0.2%
Macquarie Infrastructure Group	176,961	337,433
Computers - 1.7%
Asustek Computer	468,643	931,369
Compal Electronics, Inc.	630,135	455,842
Fujitsu	311,000	1,744,336
		3,131,547
Distribution & Wholesale - 1.1%
Mitsubishi Corp.	28,000	585,011
Mitsui & Co. Ltd.	114,000	1,414,313
		1,999,324
Diversified Financial - 2.8%
Credit Suisse Group	60,200	2,879,268
Hana Financial Group, Inc.	58,000	1,370,883
ORIX Corp.	6,390	793,393
		5,043,544
Electric - 3.3%
E.ON AG	57,600	2,917,570
RWE AG	10,710	1,029,951
The Tokyo Electric Power Co., Inc.	85,400	2,113,092
		6,060,613
Electrical Components & Equipment - 2.0%
Hitachi Ltd.	143,000	987,335
Sharp Corp.	125,000	1,354,611
Toshiba Corp.	311,000	1,348,433
		3,690,379
Foods - 2.1%
Associated British Foods PLC	123,800	1,567,376
Koninlijke Ahold NV	170,980	1,973,193
Suedzucker AG	17,500	256,016
		3,796,585
Forest Products & Paper - 1.3%
Stora Enso Oyj Class R	97,800	964,677
Svenska Cellulosa AB Class B	133,700	1,411,409
		2,376,086
Holding Company - Diversified - 0.5%
Bidvest Group Ltd.	30,200	385,331
TUI Travel PLC	114,000	438,357
		823,688
Insurance - 5.9%
Allianz SE	24,834	3,416,088
Aviva PLC	79,232	690,046
Fairfax Financial Holdings Ltd.	3,000	965,582
Fondiaria-Sai SpA	18,500	433,697

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
ING Groep NV	103,800	$2,258,381
Muenchener Rueckversicherungs AG	14,900	2,249,823
Sun Life Financial, Inc.	22,035	773,377
		10,786,994
Iron & Steel - 4.0%
ArcelorMittal	39,200	1,962,653
ArcelorMittal South Africa Ltd.	48,000	961,596
China Steel Corp.	719,290	707,190
Gerdau Ameristeel Corp.	48,300	467,096
Gerdau SA Sponsored ADR (Brazil)	41,600	461,760
Hyundai Steel Co.	9,500	479,009
JFE Holdings, Inc.	65,700	2,051,905
Magnitogorsk Iron & Steel Works Registered Sponsored GDR (Russia)	37,200	297,575
		7,388,784
Leisure Time - 0.4%
TUI AG	46,800	778,976
Media - 0.8%
Lagardere S.C.A	32,900	1,487,060
Metal Fabricate & Hardware - 0.6%
Norsk Hydro ASA	171,500	1,155,151
Mining - 5.4%
Antofagasta PLC	88,900	641,816
Barrick Gold Corp.	22,500	827,271
BHP Billiton Ltd.	40,800	1,048,846
Cia Vale do Rio Doce Sponsored ADR (Brazil)	78,900	1,396,530
Kazakhmys PLC	19,700	206,842
KGHM Polska Miedz SA	32,500	683,675
Mining and Metallurgical Company Norilsk Nickel Sponsored ADR (Russia)	235,100	3,213,817
OZ Minerals Ltd.	65,157	82,684
Sumitomo Metal Mining Co. Ltd.	119,000	1,188,725
Xstrata PLC	20,870	646,892
		9,937,098
Oil & Gas - 19.7%
BP PLC	277,400	2,312,412
China Petrolium and Chemical Corp. Class H	4,212,000	3,342,565
ENI SpA	94,900	2,505,338
Imperial Oil Ltd.	30,000	1,290,122
LUKOIL Sponsored ADR (Russia)	103,300	6,074,040
Nexen, Inc.	46,300	1,078,979
Nippon Mining Holdings, Inc.	244,000	995,327
Petro-Canada	68,100	2,274,498
PTT Public Co. Ltd.	120,800	806,523
Repsol YPF SA	39,100	1,155,290
Royal Dutch Shell PLC Class A	215,400	6,240,274
StatoilHydro ASA	95,900	2,279,980
Thai Oil PLC	395,600	409,040
Total SA	69,800	4,211,844
Tupras Turkiye Petrol Rafine	54,600	998,611
		35,974,843

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Pharmaceuticals - 3.8%
GlaxoSmithKline PLC	162,200	$3,508,961
Novartis AG	12,690	666,780
Sanofi-Aventis	41,300	2,715,189
		6,890,930
Semiconductors - 3.4%
Hynix Semiconductor, Inc.	111,700	1,869,825
Infineon Technologies AG	188,500	1,065,453
Samsung Electronics Co. Ltd.	2,730	1,257,095
United Microelectronics Corp.	6,274,915	2,071,241
		6,263,614
Telecommunications - 7.1%
China Netcom Group Corp. Hong Kong Ltd.	223,000	503,428
China Telecom Corp. Ltd. Class H	942,000	383,721
Deutsche Telekom AG	51,500	790,461
France Telecom SA	25,700	719,830
Nippon Telegraph & Telephone Corp.	547	2,446,204
Nokia Oyj	16,300	303,930
Partner Communications Co. Ltd.	13,380	251,908
Tele2 AB Class B	5,100	57,870
Telecom Italia SpA	884,500	1,320,021
Telecom Italia SpA	401,500	454,256
Telefonaktiebolaget LM Ericsson Class B	69,000	648,029
Telefonica SA	42,300	1,011,377
Telefonos de Mexico SAB de CV Class L Sponsored ADR (Mexico)	41,600	1,071,200
Vodafone Group PLC	1,385,500	3,064,974
		13,027,209
Transportation - 0.9%
Mitsui OSK Lines Ltd.	166,000	1,442,233
Orient Overseas International Ltd.	98,000	251,820
		1,694,053
TOTAL COMMON STOCK (Cost $248,776,135)		176,293,112
PREFERRED STOCK - 1.2%
Iron & Steel - 0.3%
Usinas Siderurgicas de Minas Gerais SA Class A	21,600	454,979
Semiconductors - 0.9%
Samsung Electronics Co. Ltd.	5,400	1,712,429
TOTAL PREFERRED STOCK (Cost $3,000,688)		2,167,408
TOTAL EQUITIES (Cost $251,776,823)		178,460,520
TOTAL LONG-TERM INVESTMENTS (Cost $251,776,823)		178,460,520

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 1.0%
Repurchase Agreement - 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/08, 0.900%, due 10/01/08 (a)	$1,871,410	$1,871,410
TOTAL SHORT-TERM INVESTMENTS (Cost $1,871,410)		1,871,410
TOTAL INVESTMENTS - 98.6% (Cost $253,648,233) (b)		180,331,930
Other Assets/ (Liabilities) - 1.4%		2,621,433
NET ASSETS - 100.0%		$182,953,363

Notes to Portfolio of Investments
ADR - American Depositary Receipt
GDR - Global Depositary Receipt

(a)

Maturity value of $1,871,457. Collateralized by U.S. Government Agency obligations with a rate of 4.128%, maturity date of 5/01/34, and an aggregate market value, including accrued interest, of $1,909,854.

(b) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES - 95.7%
COMMON STOCK - 95.6%
Advertising - 1.6%
Publicis Groupe	322,700	$10,159,368
Apparel - 0.4%
Burberry Group PLC	414,750	2,910,329
Auto Manufacturers - 4.0%
Bayerische Motoren Werke AG	236,440	9,223,794
Daimler AG	163,900	8,284,970
Honda Motor Co. Ltd.	115,100	3,432,232
Nissan Motor Co. Ltd.	71,900	484,331
Renault SA	9,400	607,513
Toyota Motor Corp.	101,500	4,326,691
		26,359,531
Automotive & Parts - 0.5%
Bridgestone Corp.	162,700	3,063,395
Compagnie Generale des Etablissements Michelin Class B	6,700	439,661
		3,503,056
Banks - 9.1%
ABSA Group Ltd.	8,800	116,374
Banco do Brasil SA	26,000	307,560
Bank Leumi Le-Israel BM	61,500	224,794
Bank of Ireland	1,239,800	7,129,563
Barclays PLC	1,065,700	6,482,621
BNP Paribas	66,200	6,365,157
Canadian Imperial Bank Of Commerce	2,200	126,782
Credit Agricole SA	30,260	587,822
Deutsche Bank AG	11,600	825,458
Erste Bank der oesterreichischen Sparkassen AG	113,898	5,741,513
The Governor & Co. of the Bank of Ireland	104,700	603,377
HSBC Holdings PLC	138,950	2,253,310
Industrial Bank Of Korea	23,040	278,791
Intesa Sanpaolo	593,847	3,242,239
Julius Baer Holding AG	98,013	4,840,772
Komercni Banka AS	13,296	2,927,307
Lloyds TSB Group PLC	1,831,900	7,630,569
Nordea Bank AB	23,600	282,155
Royal Bank of Scotland Group PLC	200,500	665,060
Societe Generale Class A	6,700	608,298
Standard Bank Group Ltd.	29,700	339,614
Standard Chartered PLC	163,000	3,964,655
Sumitomo Mitsui Financial Group, Inc.	80	503,201
Toronto-Dominion Bank	6,400	386,935
Uniao de Bancos Brasileiros SA	28,310	2,857,045
		59,290,972

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Beverages - 4.3%
Diageo PLC	692,107	$11,731,799
Grupo Modelo SAB de C.V. Class C	458,700	1,943,715
Heineken NV	215,510	8,686,075
Pernod-Ricard SA	63,496	5,583,272
		27,944,861
Chemicals - 6.8%
Air Liquide	50,609	5,569,464
Akzo Nobel N.V.	96,400	4,635,410
Arkema SA	3,100	113,870
BASF SE	21,700	1,040,174
Bayer AG	101,850	7,435,646
DIC Corp.	60,000	113,398
Givaudan SA Registered	11,660	9,713,167
Lanxess AG	4,100	113,323
LG Chem Ltd.	2,450	193,013
Linde AG	80,650	8,650,515
Mitsubishi Chemical Holding Corp.	79,000	419,962
Shin-Etsu Chemical Co. Ltd.	120,300	5,750,417
Solvay SA Class A	3,300	405,526
		44,153,885
Commercial Services - 3.5%
Adecco SA	231,400	10,156,993
Experian Group Ltd.	1,018,000	6,759,309
G4S PLC	913,100	3,297,836
Macquarie Infrastructure Group	103,100	196,594
Meitec Corp.	79,900	2,147,446
		22,558,178
Computers - 0.1%
Compal Electronics, Inc.	273,000	197,489
Fujitsu	71,000	398,225
		595,714
Cosmetics & Personal Care - 1.1%
Kao Corp.	259,000	6,966,322
Distribution & Wholesale - 0.5%
Li & Fung Ltd.	860,800	2,101,873
Mitsubishi Corp.	20,700	432,490
Mitsui & Co. Ltd.	34,000	421,813
		2,956,176
Diversified Financial - 8.4%
Aeon Credit Service Co. Ltd.	164,900	1,668,371
Credit Suisse Group	322,500	15,424,651
Daiwa Securities Group, Inc.	1,537,120	11,059,260
Deutsche Boerse AG	35,240	3,213,296
Hana Financial Group, Inc.	12,100	285,995
Nomura Holdings, Inc.	540,200	6,999,552
ORIX Corp.	3,470	430,841
Schroders PLC	445,700	8,224,317
Shinhan Financial Group Co. Ltd.	8,160	294,205

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
UBS AG	393,000	$6,824,880
		54,425,368
Electric - 0.9%
A2A SpA	117,000	296,874
E.ON AG	106,602	5,390,256
RWE AG	3,650	351,011
		6,038,141
Electrical Components & Equipment - 2.2%
Hitachi Ltd.	56,000	386,649
Legrand Promesses	175,930	3,994,506
Schneider Electric SA	101,484	8,804,401
Sharp Corp.	41,000	444,312
Toshiba Corp.	104,000	450,923
		14,080,791
Electronics - 2.9%
Fanuc Ltd.	45,100	3,415,485
Hirose Electric Co. Ltd.	20,300	1,945,989
Hoya Corp.	230,100	4,576,818
Omron Corp.	561,200	8,655,398
Orbotech Ltd.	39,100	312,409
		18,906,099
Engineering & Construction - 0.0%
Bilfinger Berger AG	1,900	99,450
Entertainment - 0.7%
Ladbrokes PLC	548,434	1,855,954
William Hill PLC	670,656	2,832,956
		4,688,910
Foods - 3.0%
Associated British Foods PLC	21,000	265,871
Nestle SA	382,110	16,602,363
Suedzucker AG	8,300	121,425
Tesco PLC	372,137	2,591,502
		19,581,161
Gas - 1.3%
Gaz De France	160,215	8,384,828
Health Care - Products - 2.0%
Luxottica Group SpA	256,600	5,867,073
Synthes, Inc.	51,333	7,122,778
		12,989,851
Holding Company - Diversified - 2.7%
Bidvest Group Ltd.	13,900	177,354
LVMH Moet Hennessy Louis Vuitton SA	196,686	17,369,886
TUI Travel PLC	48,800	187,648
		17,734,888
Household Products - 1.7%
Reckitt Benckiser Group PLC	233,048	11,298,996

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance - 3.7%
Allianz SE	51,800	$7,125,448
AXA SA	317,237	10,401,807
Industrial Alliance Insurance and Financial Services, Inc.	3,600	114,803
Muenchener Rueckversicherungs AG	3,500	528,482
QBE Insurance Group Ltd.	62,732	1,356,508
Sun Life Financial, Inc.	10,500	368,525
Swiss Reinsurance	71,749	4,025,404
		23,920,977
Iron & Steel - 0.3%
ArcelorMittal	10,400	520,704
China Steel Corp.	302,000	296,920
Gerdau SA Sponsored ADR (Brazil)	21,500	238,650
JFE Holdings, Inc.	13,400	418,501
Outokumpu OYJ	16,300	261,554
		1,736,329
Machinery - Diversified - 0.0%
Volvo AB	34,050	308,056
Manufacturing - 0.7%
Smiths Group PLC	239,225	4,324,294
Media - 6.3%
British Sky Broadcasting Group PLC	881,600	6,564,884
Gestevision Telecinco SA	412,300	4,249,281
Grupo Televisa SA Sponsored ADR (Mexico)	161,000	3,521,070
Johnston Press PLC	2,507,200	1,444,298
Societe Television Francaise 1	525,100	9,292,405
Thomson Reuters PLC	132,000	2,949,904
Trinity Mirror PLC	312,000	477,490
Vivendi SA	72,900	2,281,668
Wolters Kluwer NV	238,420	4,860,821
WPP Group PLC	646,280	5,251,939
		40,893,760
Metal Fabricate & Hardware - 0.5%
Assa Abloy AB, Series B	267,800	3,243,494
Jiangxi Copper Co. Ltd.	98,000	96,835
		3,340,329
Mining - 0.6%
Barrick Gold Corp.	10,600	389,737
BHP Billiton Ltd.	14,200	365,039
BHP Billiton PLC	101,690	2,303,375
Cia Vale do Rio Doce Sponsored ADR (Brazil)	3,800	67,260
First Quantum Minerals Ltd.	2,600	98,122
Inmet Mining Corp.	2,200	102,870
KGHM Polska Miedz SA	11,700	246,123
Sumitomo Metal Mining Co. Ltd.	28,000	279,700
		3,852,226
Office Equipment/Supplies - 1.9%
Canon, Inc.	283,050	10,624,871

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Ricoh Co. Ltd.	123,000	$1,717,079
		12,341,950
Oil & Gas - 4.3%
BP PLC	98,500	821,098
China Petrolium and Chemical Corp. Class H	860,000	682,480
ENI SpA	24,800	654,714
Imperial Oil Ltd.	7,800	335,432
INPEX Holdings, Inc.	607	5,278,418
LUKOIL Sponsored ADR (Russia)	23,400	1,375,920
Nexen, Inc.	13,100	305,284
Petro-Canada	18,800	627,908
PTT Public Co. Ltd.	45,000	300,443
Repsol YPF SA	12,900	381,157
Royal Dutch Shell PLC Class A (a)	56,200	1,628,150
Royal Dutch Shell PLC Class A	201,410	5,825,938
StatoilHydro ASA	23,100	549,192
Thai Oil PLC	98,600	101,950
Total SA	147,550	8,903,403
Tupras Turkiye Petrol Rafine	16,500	301,778
		28,073,265
Pharmaceuticals - 5.9%
Actelion Ltd.	45,839	2,354,373
GlaxoSmithKline PLC	494,020	10,687,404
Merck KGaA	57,300	6,152,529
Novartis AG	89,200	4,686,902
Roche Holding AG	88,962	13,931,212
Sanofi-Aventis	12,000	788,917
		38,601,337
Retail - 3.5%
Compagnie Financiere Richemont AG Class A	222,710	9,936,569
Signet Jewelers Ltd.	380,130	8,887,440
Swatch Group AG	21,400	3,979,194
		22,803,203
Semiconductors - 4.7%
ASML Holding NV	449,221	8,022,469
Hynix Semiconductor, Inc. (a)	29,500	493,822
Infineon Technologies AG (a)	41,900	236,830
Rohm Co. Ltd.	143,300	7,896,536
Samsung Electronics Co. Ltd.	21,130	9,729,820
Siliconware Precis	164,000	188,159
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	286,668	2,686,079
Tokyo Electron Ltd.	26,200	1,171,879
		30,425,594
Software - 1.6%
Infosys Technologies Ltd. Sponsored ADR (India)	78,230	2,605,841
SAP AG	123,300	6,622,141
Satyam Computer Services Ltd. ADR (India)	72,930	1,177,820
		10,405,802

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Telecommunications - 1.9%
America Movil SAB de C.V. Sponsored ADR (Mexico)	55,560	$2,575,762
Deutsche Telekom AG	29,200	448,184
France Telecom SA	11,300	316,501
MTN Group Ltd.	141,880	2,000,671
Nippon Telegraph & Telephone Corp.	115	514,284
Nokia Oyj	21,300	397,160
Singapore Telecommunications Ltd.	1,828,500	4,194,785
Telecom Italia SpA	224,100	334,445
Telecom Italia SpA	125,200	141,651
Telefonaktiebolaget LM Ericsson Class B	51,000	478,978
Telefonica SA	18,300	437,546
Vodafone Group PLC	374,500	828,461
		12,668,428
Toys, Games & Hobbies - 0.0%
Namco Bandai Holdings, Inc.	11,000	119,947
Transportation - 2.0%
Canadian National Railway Co.	78,620	3,760,394
Kuehne & Nagel International AG	34,300	2,297,465
Mitsui OSK Lines Ltd.	44,000	382,279
Neptune Orient Lines Ltd/Singapore	83,000	106,285
TNT NV	228,880	6,402,511
		12,948,934
TOTAL COMMON STOCK (Cost $898,218,892)		622,391,306
PREFERRED STOCK - 0.1%
Iron & Steel - 0.1%
Usinas Siderurgicas de Minas Gerais SA Class A	11,000	231,702
TOTAL PREFERRED STOCK (Cost $270,371)		231,702
TOTAL EQUITIES (Cost $898,489,263)		622,623,008
MUTUAL FUNDS - 0.6%
Diversified Financial - 0.6%
iShares MSCI EAFE Index Fund	37,800	2,128,140
Vanguard Europe Pacific ETF	46,700	1,642,439
TOTAL MUTUAL FUNDS (Cost $3,993,974)		3,770,579
TOTAL MUTUAL FUNDS (Cost $3,993,974)		3,770,579
TOTAL LONG-TERM INVESTMENTS (Cost $902,483,237)		626,393,587

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.4%
Repurchase Agreement - 0.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/08, 0.900%, due 10/01/08 (b)	$2,689,617	$2,689,617
TOTAL SHORT-TERM INVESTMENTS (Cost $2,689,617)		2,689,617
TOTAL INVESTMENTS - 96.7% (Cost $905,172,854) (c)		629,083,204
Other Assets/ (Liabilities) - 3.3%		21,798,489
NET ASSETS - 100.0%		$650,881,693

Notes to Portfolio of Investments
ADR - American Depositary Receipt
(a) Non-income producing security.

(b)

Maturity value of $2,689,685. Collateralized by U.S. Government Agency obligations with rates ranging from 3.557% - 4.244%, maturity dates ranging from 5/25/34 - 6/01/34, and an aggregate market value, including accrued interest, of $2,745,961.

(c) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement Income Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS - 100.1%
Diversified Financial - 100.1%
MassMutual Premier Capital Appreciation Fund, Class S	113,915	$1,078,777
MassMutual Premier Core Bond Fund, Class S	2,749,798	29,092,862
MassMutual Premier Discovery Value Fund, Class S	46,673	398,117
MassMutual Premier Diversified Bond Fund, Class S	2,653,910	27,069,878
MassMutual Premier Enhanced Index Growth Fund, Class S	1,073,674	8,567,921
MassMutual Premier Enhanced Index Value Fund, Class S	914,612	9,411,357
MassMutual Premier Focused International Fund, Class S	54,939	604,325
MassMutual Premier High Yield Fund, Class S	411,258	3,754,783
MassMutual Premier Inflation-Protected Bond Fund, Class S	3,015,960	31,396,139
MassMutual Premier International Bond Fund, Class S (a)	633,528	6,430,312
MassMutual Premier International Equity Fund, Class S	225,580	2,864,862
MassMutual Premier Main Street Small Cap Fund, Class S	327,132	2,882,030
MassMutual Premier Money Market Fund, Class S (a)	8,602,804	8,602,804
MassMutual Premier Short-Duration Bond Fund, Class S	2,676,035	26,894,149
MassMutual Premier Value Fund, Class S	28,182	383,271
MassMutual Select Aggressive Growth Fund, Class S (a)	407,460	2,216,580
MassMutual Select Blue Chip Growth Fund, Class S	173,345	1,475,163
MassMutual Select Diversified Growth Fund, Class S (a)	415,134	2,926,693
MassMutual Select Diversified International Fund, Class S	495,184	3,466,288
MassMutual Select Diversified Value Fund, Class S	216,873	1,982,221
MassMutual Select Emerging Growth Fund, Class S (a)	97,439	563,198
MassMutual Select Focused Value Fund, Class S	309,571	3,869,636
MassMutual Select Fundamental Value Fund, Class S	362,258	3,474,053
MassMutual Select Large Cap Value Fund, Class S	191,875	1,928,343
MassMutual Select Mid-Cap Growth Equity Fund, Class S	144,046	1,230,150
MassMutual Select Mid-Cap Growth Equity II Fund, Class S	129,230	1,541,719
MassMutual Select Mid-Cap Value Fund, Class S	306,646	2,612,620
MassMutual Select Overseas Fund, Class S	894,113	7,599,963
MassMutual Select Small Cap Growth Equity Fund, Class S	72,846	981,231
MassMutual Select Small Cap Value Equity Fund, Class S	177,775	1,480,866
MassMutual Select Small Company Growth Fund, Class S	141,891	1,116,679
MassMutual Select Small Company Value Fund, Class S	120,730	1,466,868
Oppenheimer Commodity Strategy Total Return Fund, Class Y	46,042	332,421
Oppenheimer Real Estate Fund, Class Y	19,927	382,192
TOTAL MUTUAL FUNDS (Cost $223,364,524)		200,078,471
TOTAL LONG-TERM INVESTMENTS (Cost $223,364,524)		200,078,471
TOTAL INVESTMENTS - 100.1% (Cost $223,364,524) (b)		200,078,471
Other Assets/ (Liabilities) - (0.1)%		(136,219)
NET ASSETS - 100.0%		$199,942,252

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement Income Fund - Portfolio of Investments (Continued)

Notes to Portfolio of Investments
(a) Non-income producing security.
(b) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2010 Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS - 100.1%
Diversified Financial - 100.1%
MassMutual Premier Capital Appreciation Fund, Class S	187,778	$1,778,253
MassMutual Premier Core Bond Fund, Class S	2,046,947	21,656,702
MassMutual Premier Discovery Value Fund, Class S	89,836	766,299
MassMutual Premier Diversified Bond Fund, Class S	2,152,553	21,956,039
MassMutual Premier Enhanced Index Growth Fund, Class S	1,364,704	10,890,334
MassMutual Premier Enhanced Index Value Fund, Class S	1,303,681	13,414,881
MassMutual Premier Focused International Fund, Class S	41,299	454,293
MassMutual Premier High Yield Fund, Class S	266,409	2,432,316
MassMutual Premier Inflation-Protected Bond Fund, Class S	1,973,431	20,543,417
MassMutual Premier International Bond Fund, Class S (a)	247,612	2,513,260
MassMutual Premier International Equity Fund, Class S	376,722	4,784,375
MassMutual Premier Main Street Small Cap Fund, Class S	747,382	6,584,433
MassMutual Premier Money Market Fund, Class S (a)	4,208,905	4,208,905
MassMutual Premier Short-Duration Bond Fund, Class S	1,404,514	14,115,362
MassMutual Premier Value Fund, Class S	45,508	618,912
MassMutual Select Aggressive Growth Fund, Class S (a)	648,732	3,529,100
MassMutual Select Blue Chip Growth Fund, Class S	385,882	3,283,856
MassMutual Select Diversified Growth Fund, Class S (a)	730,914	5,152,947
MassMutual Select Diversified International Fund, Class S	737,133	5,159,930
MassMutual Select Diversified Value Fund, Class S	349,033	3,190,160
MassMutual Select Emerging Growth Fund, Class S (a)	137,791	796,430
MassMutual Select Focused Value Fund, Class S	301,893	3,773,659
MassMutual Select Fundamental Value Fund, Class S	570,721	5,473,217
MassMutual Select Large Cap Value Fund, Class S	303,840	3,053,592
MassMutual Select Mid-Cap Growth Equity Fund, Class S	333,466	2,847,798
MassMutual Select Mid-Cap Growth Equity II Fund, Class S	298,267	3,558,322
MassMutual Select Mid-Cap Value Fund, Class S	597,888	5,094,004
MassMutual Select Overseas Fund, Class S	1,522,582	12,941,948
MassMutual Select Small Cap Growth Equity Fund, Class S	104,164	1,403,090
MassMutual Select Small Cap Value Equity Fund, Class S	230,949	1,923,807
MassMutual Select Small Company Growth Fund, Class S	175,609	1,382,046
MassMutual Select Small Company Value Fund, Class S	158,040	1,920,188
Oppenheimer Commodity Strategy Total Return Fund, Class Y	53,544	386,589
Oppenheimer Real Estate Fund, Class Y	22,247	426,695
		192,015,159
TOTAL MUTUAL FUNDS (Cost $224,756,555)		192,015,159
TOTAL LONG-TERM INVESTMENTS (Cost $224,756,555)		192,015,159
TOTAL INVESTMENTS - 100.1% (Cost $224,756,555) (b)		192,015,159
Other Assets/ (Liabilities) - (0.1)%		(139,393)
NET ASSETS - 100.0%		$191,875,766

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2010 Fund - Portfolio of Investments (Continued)

Notes to Portfolio of Investments
(a) Non-income producing security.
(b) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2020 Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS - 100.1%
Diversified Financial - 100.1%
MassMutual Premier Capital Appreciation Fund, Class S	874,808	$8,284,435
MassMutual Premier Core Bond Fund, Class S	3,268,377	34,579,425
MassMutual Premier Discovery Value Fund, Class S	111,922	954,692
MassMutual Premier Diversified Bond Fund, Class S	3,449,069	35,180,499
MassMutual Premier Enhanced Index Growth Fund, Class S	4,643,186	37,052,625
MassMutual Premier Enhanced Index Value Fund, Class S	3,797,388	39,075,125
MassMutual Premier Focused International Fund, Class S	215,507	2,370,579
MassMutual Premier High Yield Fund, Class S	579,757	5,293,183
MassMutual Premier Inflation-Protected Bond Fund, Class S	2,977,691	30,997,760
MassMutual Premier International Bond Fund, Class S (a)	610,854	6,200,165
MassMutual Premier International Equity Fund, Class S	1,461,603	18,562,354
MassMutual Premier Main Street Small Cap Fund, Class S	3,130,633	27,580,878
MassMutual Premier Short-Duration Bond Fund, Class S	1,321,911	13,285,202
MassMutual Premier Value Fund, Class S	212,985	2,896,590
MassMutual Select Aggressive Growth Fund, Class S (a)	3,039,945	16,537,300
MassMutual Select Blue Chip Growth Fund, Class S	1,424,779	12,124,871
MassMutual Select Diversified Growth Fund, Class S (a)	2,660,000	18,753,002
MassMutual Select Diversified International Fund, Class S	2,950,251	20,651,758
MassMutual Select Diversified Value Fund, Class S	1,614,255	14,754,293
MassMutual Select Emerging Growth Fund, Class S (a)	333,655	1,928,524
MassMutual Select Focused Value Fund, Class S	794,749	9,934,365
MassMutual Select Fundamental Value Fund, Class S	2,672,080	25,625,251
MassMutual Select Large Cap Value Fund, Class S	1,423,071	14,301,862
MassMutual Select Mid-Cap Growth Equity Fund, Class S	1,058,635	9,040,740
MassMutual Select Mid-Cap Growth Equity II Fund, Class S	962,200	11,479,051
MassMutual Select Mid-Cap Value Fund, Class S	2,438,264	20,774,010
MassMutual Select Overseas Fund, Class S	4,895,557	41,612,232
MassMutual Select Small Cap Growth Equity Fund, Class S	272,945	3,676,576
MassMutual Select Small Cap Value Equity Fund, Class S	611,710	5,095,546
MassMutual Select Small Company Growth Fund, Class S	473,828	3,729,029
MassMutual Select Small Company Value Fund, Class S	422,787	5,136,867
Oppenheimer Commodity Strategy Total Return Fund, Class Y	156,356	1,128,889
Oppenheimer Real Estate Fund, Class Y	68,920	1,321,877
		499,919,555
TOTAL MUTUAL FUNDS (Cost $615,666,349)		499,919,555
TOTAL LONG-TERM INVESTMENTS (Cost $615,666,349)		499,919,555
TOTAL INVESTMENTS - 100.1% (Cost $615,666,349) (b)		499,919,555
Other Assets/ (Liabilities) - (0.1)%		(250,079)
NET ASSETS - 100.0%		$499,669,476

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2020 Fund - Portfolio of Investments (Continued)

Notes to Portfolio of Investments
(a) Non-income producing security.
(b) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2030 Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS - 100.1%
Diversified Financial - 100.1%
MassMutual Premier Capital Appreciation Fund, Class S	907,470	$8,593,741
MassMutual Premier Core Bond Fund, Class S	932,779	9,868,798
MassMutual Premier Discovery Value Fund, Class S	305,027	2,601,881
MassMutual Premier Diversified Bond Fund, Class S	1,024,210	10,446,937
MassMutual Premier Enhanced Index Growth Fund, Class S	1,865,993	14,890,626
MassMutual Premier Enhanced Index Value Fund, Class S	2,305,426	23,722,839
MassMutual Premier Focused International Fund, Class S	290,863	3,199,488
MassMutual Premier High Yield Fund, Class S	355,258	3,243,506
MassMutual Premier Inflation-Protected Bond Fund, Class S	1,019,795	10,616,071
MassMutual Premier International Bond Fund, Class S (a)	382,278	3,880,120
MassMutual Premier International Equity Fund, Class S	1,376,184	17,477,535
MassMutual Premier Main Street Small Cap Fund, Class S	1,834,027	16,157,779
MassMutual Premier Short-Duration Bond Fund, Class S	194,934	1,959,083
MassMutual Premier Value Fund, Class S	220,329	2,996,476
MassMutual Select Aggressive Growth Fund, Class S (a)	3,165,459	17,220,097
MassMutual Select Blue Chip Growth Fund, Class S	2,340,777	19,920,012
MassMutual Select Diversified Growth Fund, Class S (a)	2,752,884	19,407,834
MassMutual Select Diversified International Fund, Class S	2,611,810	18,282,673
MassMutual Select Diversified Value Fund, Class S	1,673,091	15,292,056
MassMutual Select Emerging Growth Fund, Class S (a)	1,735,906	10,033,539
MassMutual Select Focused Value Fund, Class S	595,205	7,440,062
MassMutual Select Fundamental Value Fund, Class S	2,793,208	26,786,862
MassMutual Select Large Cap Value Fund, Class S	1,486,768	14,942,015
MassMutual Select Mid-Cap Growth Equity Fund, Class S	1,122,994	9,590,365
MassMutual Select Mid-Cap Growth Equity II Fund, Class S	1,010,159	12,051,200
MassMutual Select Mid-Cap Value Fund, Class S	1,947,377	16,591,654
MassMutual Select Overseas Fund, Class S	3,898,232	33,134,971
MassMutual Select Small Cap Growth Equity Fund, Class S	219,703	2,959,393
MassMutual Select Small Cap Value Equity Fund, Class S	803,421	6,692,497
MassMutual Select Small Company Growth Fund, Class S	247,931	1,951,218
MassMutual Select Small Company Value Fund, Class S	556,371	6,759,913
Oppenheimer Commodity Strategy Total Return Fund, Class Y	126,900	916,220
Oppenheimer Real Estate Fund, Class Y	67,053	1,286,073
		370,913,534
TOTAL MUTUAL FUNDS (Cost $472,063,163)		370,913,534
TOTAL LONG-TERM INVESTMENTS (Cost $472,063,163)		370,913,534
TOTAL INVESTMENTS - 100.1% (Cost $472,063,163) (b)		370,913,534
Other Assets/ (Liabilities) - (0.1)%		(203,680)
NET ASSETS - 100.0%		$370,709,854

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2030 Fund - Portfolio of Investments (Continued)

Notes to Portfolio of Investments
(a) Non-income producing security.
(b) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2040 Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS - 100.1%
Diversified Financial - 100.1%
MassMutual Premier Capital Appreciation Fund, Class S	585,152	$5,541,385
MassMutual Premier Core Bond Fund, Class S	206,255	2,182,181
MassMutual Premier Discovery Value Fund, Class S	179,915	1,534,677
MassMutual Premier Diversified Bond Fund, Class S	201,507	2,055,369
MassMutual Premier Enhanced Index Growth Fund, Class S	1,481,437	11,821,868
MassMutual Premier Enhanced Index Value Fund, Class S	1,273,411	13,103,395
MassMutual Premier Focused International Fund, Class S	130,242	1,432,658
MassMutual Premier High Yield Fund, Class S	194,657	1,777,220
MassMutual Premier Inflation-Protected Bond Fund, Class S	185,310	1,929,080
MassMutual Premier International Bond Fund, Class S (a)	255,795	2,596,318
MassMutual Premier International Equity Fund, Class S	831,328	10,557,871
MassMutual Premier Main Street Small Cap Fund, Class S	1,075,508	9,475,223
MassMutual Premier Short-Duration Bond Fund, Class S	113,592	1,141,600
MassMutual Premier Value Fund, Class S	142,068	1,932,121
MassMutual Select Aggressive Growth Fund, Class S (a)	2,041,837	11,107,591
MassMutual Select Blue Chip Growth Fund, Class S	1,095,740	9,324,747
MassMutual Select Diversified Growth Fund, Class S (a)	1,661,473	11,713,384
MassMutual Select Diversified International Fund, Class S	1,639,115	11,473,803
MassMutual Select Diversified Value Fund, Class S	1,089,141	9,954,749
MassMutual Select Emerging Growth Fund, Class S (a)	844,648	4,882,064
MassMutual Select Focused Value Fund, Class S	342,886	4,286,072
MassMutual Select Fundamental Value Fund, Class S	1,803,346	17,294,087
MassMutual Select Large Cap Value Fund, Class S	959,150	9,639,461
MassMutual Select Mid-Cap Growth Equity Fund, Class S	592,639	5,061,136
MassMutual Select Mid-Cap Growth Equity II Fund, Class S	531,772	6,344,042
MassMutual Select Mid-Cap Value Fund, Class S	1,096,759	9,344,387
MassMutual Select Overseas Fund, Class S	2,622,563	22,291,786
MassMutual Select Small Cap Growth Equity Fund, Class S	197,964	2,666,580
MassMutual Select Small Cap Value Equity Fund, Class S	459,996	3,831,768
MassMutual Select Small Company Growth Fund, Class S	128,806	1,013,704
MassMutual Select Small Company Value Fund, Class S	320,083	3,889,003
Oppenheimer Commodity Strategy Total Return Fund, Class Y	76,064	549,185
Oppenheimer Real Estate Fund, Class Y	38,426	737,009
		212,485,524
TOTAL MUTUAL FUNDS (Cost $272,370,961)		212,485,524
TOTAL LONG-TERM INVESTMENTS (Cost $272,370,961)		212,485,524
TOTAL INVESTMENTS - 100.1% (Cost $272,370,961) (b)		212,485,524
Other Assets/ (Liabilities) - (0.1)%		(128,594)
NET ASSETS - 100.0%		$212,356,930

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2040 Fund - Portfolio of Investments (Continued)

Notes to Portfolio of Investments
(a) Non-income producing security.
(b) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2050 Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS - 100.4%
Diversified Financial - 100.4%
MassMutual Premier Capital Appreciation Fund, Class S	30,222	$286,201
MassMutual Premier Core Bond Fund, Class S	9,842	104,124
MassMutual Premier Discovery Value Fund, Class S	9,254	78,934
MassMutual Premier Diversified Bond Fund, Class S	11,221	114,458
MassMutual Premier Enhanced Index Growth Fund, Class S	85,011	678,388
MassMutual Premier Enhanced Index Value Fund, Class S	68,362	703,441
MassMutual Premier Focused International Fund, Class S	4,807	52,879
MassMutual Premier High Yield Fund, Class S	10,182	92,961
MassMutual Premier Inflation-Protected Bond Fund, Class S	9,597	99,909
MassMutual Premier International Bond Fund, Class S (a)	11,219	113,872
MassMutual Premier International Equity Fund, Class S	44,517	565,367
MassMutual Premier Main Street Small Cap Fund, Class S	62,978	554,835
MassMutual Premier Short-Duration Bond Fund, Class S	5,849	58,779
MassMutual Premier Value Fund, Class S	7,331	99,701
MassMutual Select Aggressive Growth Fund, Class S (a)	105,250	572,560
MassMutual Select Blue Chip Growth Fund, Class S	90,419	769,462
MassMutual Select Diversified Growth Fund, Class S (a)	40,050	282,350
MassMutual Select Diversified International Fund, Class S	87,006	609,039
MassMutual Select Diversified Value Fund, Class S	55,934	511,237
MassMutual Select Emerging Growth Fund, Class S (a)	15,253	88,163
MassMutual Select Focused Value Fund, Class S	17,671	220,890
MassMutual Select Fundamental Value Fund, Class S	92,970	891,586
MassMutual Select Large Cap Value Fund, Class S	49,533	497,808
MassMutual Select Mid-Cap Growth Equity Fund, Class S	30,601	261,333
MassMutual Select Mid-Cap Growth Equity II Fund, Class S	27,356	326,361
MassMutual Select Mid-Cap Value Fund, Class S	55,965	476,822
MassMutual Select Overseas Fund, Class S	129,367	1,099,621
MassMutual Select Small Cap Growth Equity Fund, Class S	7,049	94,950
MassMutual Select Small Cap Value Equity Fund, Class S	23,552	196,191
MassMutual Select Small Company Growth Fund, Class S	24,388	191,930
MassMutual Select Small Company Value Fund, Class S	16,327	198,379
Oppenheimer Commodity Strategy Total Return Fund, Class Y	3,448	24,894
Oppenheimer Real Estate Fund, Class Y	1,793	34,381
TOTAL MUTUAL FUNDS (Cost $13,384,851)		10,951,806
TOTAL LONG-TERM INVESTMENTS (Cost $13,384,851)		10,951,806
TOTAL INVESTMENTS - 100.4% (Cost $13,384,851) (b)		10,951,806
Other Assets/ (Liabilities) - (0.4)%		(42,672)
NET ASSETS - 100.0%		$10,909,134

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2050 Fund - Portfolio of Investments (Continued)

Notes to Portfolio of Investments
(a) Non-income producing security.
(b) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

Notes to Portfolio of Investments (Unaudited)

1. The Fund

MassMutual Select Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended. The Trust consists of the following series (each individually referred to as a "Fund" or collectively as the "Funds"): MassMutual Select Strategic Bond Fund ("Strategic Bond Fund"), MassMutual Select Strategic Balanced Fund ("Strategic Balanced Fund"), MassMutual Select Diversified Value Fund ("Diversified Value Fund"), MassMutual Select Fundamental Value Fund ("Fundamental Value Fund"), MassMu tual Select Value Equity Fund ("Value Equity Fund"), MassMutual Select Large Cap Value Fund ("Large Cap Value Fund"), MassMutual Select Indexed Equity Fund ("Indexed Equity Fund"), MassMutual Select Core Opportunities Fund ("Core Opportunities Fund"), MassMutual Select Blue Chip Growth Fund ("Blue Chip Growth Fund"), MassMutual Select Diversified Growth Fund ("Diversified Growth Fund"), MassMutual Select Large Cap Growth Fund ("Large Cap Growth Fund"), MassMutual Select Aggressive Growth Fund ("Aggressive Growth Fund"), MassMutual Select NASDAQ-100® Fund (formerly MassMutual Select OTC 100 Fund) ("NASDAQ-100 Fund"), MassMutual Select Focused Value Fund ("Focused Value Fund"), MassMutual Select Mid-Cap Value Fund ("Mid-Cap Value Fund"), MassMutual Select Small Cap Value Equity Fund ("Small Cap Value Equity Fund"), MassMutual Select Small Company Value Fund ("Small Company Value Fund"), MassMutual Select Mid Cap Growth Equity Fund ("Mid Cap Growth Equity Fund"), MassMutual Select Mid Cap Growth Equity II Fund ("Mid Cap Growth Equity II Fund"), MassMutual Select Small Cap Growth Equity Fund ("Small Cap Growth Equity Fund"), MassMutual Select Small Company Growth Fund ("Small Company Growth Fund"), MassMutual Select Emerging Growth Fund ("Emerging Growth Fund"), MassMutual Select Diversified International Fund ("Diversified International Fund"), MassMutual Select Overseas Fund ("Overseas Fund"), MassMutual Select Destination Retirement Income Fund ("Destination Retirement Income Fund"), MassMutual Select Destination Retirement 2010 Fund ("Destination Retirement 2010 Fund"), MassMutual Select Destination Retirement 2020 Fund ("Destination Retirement 2020 Fund"), MassMutual Select Destination Retirement 2030 Fund ("Destination Retirement 2030 Fund"), MassMutual Select Destination Retirement 2040 Fund ("Destination Retirement 2040 Fund") and MassMutual Select Destination Retirement 2050 Fund ("Destination Retirement 2050 Fund").

The Diversified Growth Fund and the Destination Retirement 2050 Fund commenced operations on December 17, 2007.

Effective April 30, 2008 (the "Termination Date"), the MassMutual Small Cap Core Equity Fund was dissolved pursuant to a Plan of Liquidation and Termination approved by the Board of Trustees of the Fund. Shareholders of the various classes of shares of the Fund received proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Prior to the opening of business on December 3, 2007, the Blue Chip Growth Fund acquired all assets and liabilities of the MassMutual Select Growth Equity Fund ("Growth Equity Fund"). The acquisition was accomplished by a tax-free exchange of 5,696,347 Class A shares, 10,934,559 Class L shares, 3,435,848 Class Y shares, 14,173,887 Class S shares and 7,746 Class N shares of the Growth Equity Fund for 4,408,209 Class A shares, 8,447,760 Class L shares, 2,661,514 Class Y shares, 10,976,378 Class S shares and 5,981 Class N shares of the Blue Chip Growth Fund. The Growth Equity Fund's net assets at that date of $293,866,300, including $11,598,840 of net unrealized appreciation, were combined with those of the Blue Chip Growth Fund. The aggregate net assets of the Blue Chip Growth Fund immediately before the acquisition were $537,820,831. The aggregate net assets of the Blue Chip Growth Fund immediately following the acquisition were $831,687,131.

Each Fund has the following five classes of shares: Class A, Class L, Class Y, Class S and Class N. Additionally, the Indexed Equity Fund has a sixth class of shares: Class Z. Each share class invests in the same portfolio of assets. The principal economic difference among the classes is the level of service and administration fees borne by the classes. The classes of shares are offered to different types of investors, as outlined in the Trust's Prospectus.

The six Destination Retirement Funds invest all of their investable assets in shares of various funds advised by MassMutual or a control affiliate of MassMutual. The financial statements included herein are those of the Destination Retirement Funds and the applicable MassMutual Select Funds. The financial statements of the applicable MassMutual Premier Funds, or Oppenheimer Funds which are advised by OppenheimerFunds, Inc., a majority owned, indirect subsidiary of MassMutual, are presented separately and can be obtained

Notes to Portfolio of Investments (Unaudited) (Continued)

from the SEC's EDGAR database on its Internet site at

www.sec.gov
or by calling MassMutual at 1-888-309-3539. The assets of each Destination Retirement Fund are diversified and a shareholder's interest is limited to the Select, Premier or Oppenheimer Funds in which the shares are invested.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees ("Trustees"), which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term securities are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. Shares of other funds are valued at their net asset value as reported on each business day. All other securities and other assets, including futures, options, swaps and debt securities for which the prices supplied by a pricing agent are deemed by the Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by the Trustees.

Securities are typically valued on the basis of their readily available market quotations furnished by pricing services authorized by the Trustees. However, in certain cases, market quotations for a specific portfolio security are readily available, but the authorized pricing service may not provide a price for that security, or the price provided by such authorized pricing service is deemed unreliable by the investment adviser or sub-adviser. In such cases, market quotations provided by an established market maker for that security (i.e. broker quotes) may be used to value the security if the investment adviser has reason to believe such quotations are reasonably likely to be reliable.

In addition, valuation methods approved by the Trustees which are intended to reflect fair value may be used when pricing service information is not readily available, or is not deemed reliable by the investment adviser, or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, a fair value pricing service is used to assist in the pricing of foreign securities held by the Trust's foreign funds. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the

Notes to Portfolio of Investments (Unaudited) (Continued)

assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Funds' investments carried at value:

Asset Valuation Inputs
	Investments in Securities
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Strategic Bond Fund	$172,357	$235,245,343	$-	$235,417,700
Strategic Balanced Fund	67,194,452	54,038,579	-	121,233,031
Diversified Value Fund	404,224,574	2,274,522	-	406,499,096
Fundamental Value Fund	941,222,314	3,419,445	-	944,641,759
Value Equity Fund	58,092,492	391,069	-	58,483,561
Large Cap Value Fund	992,714,570	7,504,362	-	1,000,218,932
Indexed Equity Fund	1,819,973,429	9,461,674	-	1,829,435,103
Core Opportunities Fund	45,558,693	216,718	-	45,775,411
Blue Chip Growth Fund	550,095,504	2,771,384	-	552,866,888
Diversified Growth Fund	66,470,645	81,478	-	66,552,123
Large Cap Growth Fund	29,106,379	145,103	-	29,251,482
Aggressive Growth Fund	320,658,120	17,587,381	-	338,245,501
NASDAQ-100 Fund	38,938,407	999,064	-	39,937,471
Focused Value Fund	528,116,880	33,912,428	-	562,029,308
Mid-Cap Value Fund	146,227,525	3,519,143	-	149,746,668
Small Cap Value Equity Fund	122,447,623	244,823	-	122,692,446
Small Company Value Fund	517,299,512	13,403,400	-	530,702,912
Mid Cap Growth Equity Fund	98,171,153	1,390,565	-	99,561,718
Mid Cap Growth Equity II Fund	1,105,301,943	35,329,578	-	1,140,631,521
Small Cap Growth Equity Fund	494,856,277	22,127,421	-	516,983,698
Small Company Growth Fund	70,352,392	891,987	-	71,244,379
Emerging Growth Fund	61,411,544	687,590	-	62,099,134
Diversified International Fund	178,460,520	1,871,410	-	180,331,930
Overseas Fund	626,393,587	2,689,617	-	629,083,204
Destination Retirement Income Fund	200,078,471	-	-	200,078,471
Destination Retirement 2010 Fund	192,015,159	-	-	192,015,159
Destination Retirement 2020 Fund	499,919,555	-	-	499,919,555
Destination Retirement 2030 Fund	370,913,534	-	-	370,913,534
Destination Retirement 2040 Fund	212,485,524	-	-	212,485,524
Destination Retirement 2050 Fund	10,951,806	-	-	10,951,806

Notes to Portfolio of Investments (Unaudited) (Continued)

	Other Financial Instruments*
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Strategic Bond Fund	$905,143	$(3,643,180)	$-	$(2,738,037)
Strategic Balanced Fund	325,926	299,823	-	625,749
Indexed Equity Fund	(133,287)	-	-	(133,287)
NASDAQ-100 Fund	(7,976)	-	-	(7,976)
Small Cap Value Equity Fund	(20,278)	-	-	(20,278)
Diversified International Fund	(1,165,946)	-	-	(1,165,946)
Overseas Fund	18,103,337	-	-	18,103,337
*Other financial instruments include futures, forwards and swap contracts.

Liabilities Valuation Inputs
	Other Financial Instruments				*
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Strategic Bond Fund	$1,345,274	$-	$-	$1,345,274
Strategic Balanced Fund	307,741	-	-	307,741
*Other financial instruments include written options.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs
	Investment in Securities
	Balance as of 12/31/07	Accrued discounts/ premiums	Realized gain/loss and change in unrealized appreciation (depreciation)	Net purchases/ sales	Net transfers in and/or out of Level 3	Balance as of 9/30/08	Net change in unrealized appreciation (depreciation) from investments still held as of 9/30/08
Mid Cap Growth Equity II Fund	$434,760	$-	$-	$-	$(434,760)	$-	$-

Securities Lending

Each Fund may lend its securities to qualified brokers; however, securities lending cannot exceed 33% of the total assets of the Funds taken at current value. The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the

Notes to Portfolio of Investments (Unaudited) (Continued)

Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities.

The Funds had no securities on loan at September 30, 2008.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Funds and the counterparty. In connection with transactions in repurchase agreements, if the seller defaul ts and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

Accounting for Investments

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments (which may include proceeds received from litigation) and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resultin g from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

Forward Foreign Currency Contracts

Each Fund may enter into forward foreign currency contracts in order to hedge the effect of currency movements of foreign denominated securities or obligations, or for the Diversified International Fund to generate additional returns by buying currencies in excess of underlying equities when opportunities arise. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange and interest rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates. The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risk are considered.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) listed in the following table had open forward foreign currency contracts at September 30, 2008:

Settlement Date	Contracts to Deliver/Receive	Units of Currency	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Strategic Bond Fund
SELLS
11/05/08	Euro	712,885	$1,123,806	$1,007,097	$116,709
Strategic Balanced Fund
BUYS
11/05/08	Canadian Dollar	613,150	$611,316	$579,628	$(31,688)
SELLS
11/05/08	Euro	645,620	$1,013,868	$911,971	$101,897
11/05/08	Canadian Dollar	906,507	896,006	856,946	39,060
					$140,957
Diversified International Fund
BUYS
12/15/08	Canadian Dollar	11,044,000	$10,319,374	$10,446,239	$126,865
12/15/08	Euro	10,872,000	15,288,859	15,364,184	75,325
12/15/08	Japanese Yen	351,606,000	3,347,111	3,351,589	4,478
12/15/08	Norwegian Krone	40,637,000	7,102,012	6,867,077	(234,935)
10/03/08	South African Rand	3,267,382	391,463	392,721	1,258
12/15/08	Swedish Krona	68,448,000	10,161,520	9,855,895	(305,625)
					$(332,634)
SELLS
12/15/08	Australian Dollar	2,155,000	$1,851,135	$1,696,712	$154,423
12/15/08	Canadian Dollar	1,130,000	1,046,684	1,068,838	(22,154)
12/15/08	Euro	1,068,000	1,538,454	1,509,285	29,169
12/15/08	Great British Pound	5,150,000	8,985,154	9,192,996	(207,842)
12/15/08	Japanese Yen	3,278,226,000	30,503,638	31,248,804	(745,166)
12/15/08	Swiss Franc	2,876,000	2,545,696	2,587,438	(41,742)
					$(833,312)
Overseas Fund
SELLS
3/31/09	Euro	11,070,000	$25,240,726	$15,631,650	$9,609,076
4/20/09	Euro	8,440,000	13,228,012	11,912,752	1,315,260
5/11/09	Swiss Franc	18,900,000	18,247,078	17,083,113	1,163,965
5/26/09	Euro	10,200,000	15,752,880	14,380,732	1,372,148
5/26/09	Swiss Franc	13,430,000	13,031,370	12,142,217	889,153
7/22/09	Great British Pound	11,580,000	22,536,707	20,493,683	2,043,024
4/21/09	Great British Pound	2,470,000	6,099,626	4,388,915	1,710,711
					$18,103,337

Delayed Delivery Transactions, When-Issued Securities, and Forward Commitments

Each Fund may purchase or sell securities on a "when-issued" or delayed delivery or on a forward commitment basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue,

Notes to Portfolio of Investments (Unaudited) (Continued)

trading characteristics and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a forward commitment contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized.

The Funds had no securities purchased on a forward commitment basis at September 30, 2008.

Financial Futures Contracts

A Fund may enter into futures contracts, including stock future contracts, foreign currency future contracts and fixed income futures contracts. These transactions are hedging strategies. They are designed to protect a Fund's current or intended investments from the effects of changes in exchange rates or market declines. They may also be used for other purposes, such as an efficient means of adjusting a Fund's exposure to certain markets; in an effort to enhance income; and as a cash management tool. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. A Fund will incur brokerage fees when it purchases and sells futures contracts. Futures contracts entail risk of loss in portfolio value if the sub-adviser is incorrect in anticipating the direction of exchange rates or the securities markets.

A Fund may also purchase and write options on these futures contracts. This strategy also is intended to protect against declines in the values of portfolio securities or against increases in the costs of securities to be acquired. Like other options, options on futures contracts constitute only a partial hedge up to the amount of the premium, and due to transaction costs.

While these strategies will generally be used by a Fund for hedging purposes, there are risks. For example, the sub-adviser may incorrectly forecast the direction of exchange rates or of the underlying securities index or markets. When these transactions are unsuccessful, the Fund may experience losses. When a Fund enters into these transactions to increase portfolio value (i.e., other than for hedging purposes), there is a liquidity risk that no market will arise for resale and the Fund could also experience losses.

The Fund(s) listed in the following table had open futures contracts at September 30, 2008:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Strategic Bond Fund
BUYS
32	Euro Bund Future	11/19/08	$5,184,778	$1,087
21	U.S. Treasury Long Bond	12/19/08	2,460,609	(5,488)
682	U.S. Treasury Note 5 Year	12/31/08	76,543,844	281,567
302	Eurodollar Future	3/16/09	73,261,425	164,603
25	90 Day LIBOR Future	3/19/09	5,284,560	55,975
69	Eurodollar Future	6/15/09	16,725,600	(130,933)
				$366,811
SELLS
375	U.S. Treasury Note 10 Year	12/19/08	$42,984,375	$438,672

Notes to Portfolio of Investments (Unaudited) (Continued)

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Strategic Bond Fund (continued)
13	U.S. Treasury Note 2 Year	12/31/08	$2,774,688	$(17,049)
				$421,623
Strategic Balanced Fund
BUYS
8	Euro Bond Future	11/19/08	$1,296,195	$(1,000)
10	Us Treasury Bond Long	12/19/08	1,171,719	(6,675)
151	U.S. Treasury Note 5 Year	12/31/08	16,947,391	61,964
75	Eurodollar Future	3/16/09	18,194,063	35,288
6	Eurodollar Future	3/19/09	1,268,294	13,242
16	Eurodollar Future	6/15/09	3,878,400	(30,330)
				$72,489
SELLS
115	U.S. Treasury Note 10 Year	12/19/08	$13,181,875	$149,391
4	U.S. Treasury Note 2 Year	12/31/08	853,750	(5,223)
				$144,168
Indexed Equity Fund
BUYS
41	S & P 500 Index Futures	12/18/08	$11,982,250	$(133,287)
NASDAQ-100 Fund
BUYS
35	E Mini Nasdaq 100	12/19/08	$1,123,150	$(7,976)
Small Cap Value Equity Fund
BUYS
28	Russell 2000 Mini Index	12/19/08	$1,899,520	$(20,278)

Options

The Funds may engage in options transactions, such as writing covered put and call options on securities and purchasing put and call options on securities. These strategies are designed to increase a Fund's portfolio return, or to protect the value of the portfolio, by offsetting a decline in portfolio value through the options purchased. Writing options, however, can only constitute a partial hedge, up to the amount of the premium, and due to transaction costs.

The Funds may also write covered call and put options and purchase call and put options on stock indexes in order to increase portfolio income or to protect the Fund against declines in the value of portfolio securities. In addition, the Funds may also purchase and write options on foreign currencies to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired.

By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, a Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of security prices, indexes of interest rates, futures contracts and swap agreements. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. A Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, a Fund will lose the entire premium it paid. Premiums paid for purchasing

Notes to Portfolio of Investments (Unaudited) (Continued)

options which expire are treated as realized losses. If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If a Fund exercises an option on an index, settlement is in cash and does not involve the actual sale of securities.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option's strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

The Funds may also "write" put and call options. When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, a Fund assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. A Fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option a Fund has written, however, a Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

Writing a call option obligates a Fund to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price increase. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Trust.

The Fund(s) listed in the following table had open written option contracts at September 30, 2008:

Notional Amount	Expiration Date	Description	Premiums Received	Value
Strategic Bond Fund
29,000	11/21/08	10 Year U.S. Treasury Note Future Put, Strike 108.00	$15,324	$7,703
15,000	11/21/08	10 Year U.S. Treasury Note Future Put, Strike 111.00	9,066	10,313

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Expiration Date	Description	Premiums Received	Value
Strategic Bond Fund (continued)
30,000	11/21/08	10 Year U.S. Treasury Note Future Put, Strike 112.00	$20,256	$28,125
15,000	11/21/08	10 Year U.S. Treasury Note Future Put, Strike 113.00	7,191	18,516
22,000	11/21/08	10 Year U.S. Treasury Note Future Put, Strike 114.00	14,859	36,438
241,000	11/21/08	5 Year U.S. Treasury Note Future Put, Strike 114.00	267,966	615,680
12,000	11/21/08	10 Year U.S. Treasury Note Future Put, Strike 115.00	8,315	25,688
20,000	11/21/08	10 Year U.S. Treasury Note Future Call, Strike 115.50	18,213	32,813
28,000	11/21/08	U.S. Treasury Long Bond Future Call, Strike 117.00	18,016	30,625
35,000	11/21/08	10 Year U.S. Treasury Note Future Call, Strike 117.50	31,278	32,813
15,000	11/21/08	10 Year U.S. Treasury Long Bond Future Call, Strike 118.00	10,706	12,188
29,000	11/21/08	10 Year U.S. Treasury Note Future Call, Strike 119.00	20,558	17,672
15,000	11/21/08	10 Year U.S. Treasury Note Future Call, Strike 120.00	7,191	6,797
77,000	11/21/08	U.S. Treasury Long Bond Future Put, Strike 122.00	192,458	449,965
25,000	12/12/08	1 Year Eurodollar Midcurve Future Call, Strike 96.50	6,575	16,438
17,500	3/16/09	90 Day Euro Future Call, Strike 97.50	2,678	3,500
			$650,650	$1,345,274
Strategic Balanced Fund
7,000	11/21/08	10 Year U.S. Treasury Note Future Put, Strike 108.00	$3,700	$1,859
3,000	11/21/08	10 Year U.S. Treasury Note Future Put, Strike 111.00	1,813	2,063
6,000	11/21/08	10 Year U.S. Treasury Note Future Put, Strike 112.00	4,048	5,625
3,000	11/21/08	10 Year U.S. Treasury Note Future Put, Strike 113.00	1,438	3,703
5,000	11/21/08	10 Year U.S. Treasury Note Future Put, Strike 114.00	3,381	8,281
56,000	11/21/08	5 Year U.S. Treasury Note Future Put, Strike 114.00	62,252	143,063
2,000	11/21/08	10 Year U.S. Treasury Note Future Put, Strike 115.00	1,381	4,281
5,000	11/21/08	10 Year U.S. Treasury Note Future Call, Strike 115.50	4,553	8,203
6,000	11/21/08	10 Year U.S. Treasury Note Future Call, Strike 117.00	3,814	6,563
7,000	11/21/08	10 Year U.S. Treasury Note Future Call, Strike 117.50	6,246	6,563
3,000	11/21/08	10 Year U.S. Treasury Note Future Call, Strike 118.00	2,141	2,438

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Expiration Date	Description	Premiums Received	Value
Strategic Bond Fund (continued)
7,000	11/21/08	10 Year U.S. Treasury Note Future Call, Strike 119.00	$4,996	$4,266
3,000	11/21/08	10 Year U.S. Treasury Note Future Call, Strike 120.00	1,438	1,359
18,000	11/21/08	U.S. Treasury Long Bond Future Put, Strike 122.00	44,988	105,187
5,000	12/12/08	1 Year Eurodollar Midcurve Future Call, Strike 96.50	1,315	3,287
5,000	3/16/09	90 Day Euro Future Call, Strike 97.50	765	1,000
			$148,269	$307,741

Transactions in written option contracts during the period ended September 30, 2008, were as follows:

	Number of Contracts	Premiums Received
Strategic Bond Fund
Options outstanding at December 31, 2007	988	$692,291
Options written	4,169	2,826,521
Options terminated in closing purchase transactions	(4,557)	(2,868,162)
Options outstanding at September 30, 2008	600	$650,650

Strategic Balanced Fund
Options outstanding at December 31, 2007	243	$171,326
Options written	962	650,892
Options terminated in closing purchase transactions	(1,070)	(673,949)
Options outstanding at September 30, 2008	135	$148,269

Small Cap Growth Equity Fund
Options outstanding at December 31, 2007	-	$-
Options written	559	94,580
Options terminated in closing purchase transactions	(559)	(94,580)
Options outstanding at September 30, 2008	-	$-

Swaps, Caps, Floors and Collars

A typical swap agreement involves the exchange by the Fund with another party of commitments to pay or receive cash flows, such as an exchange of floating interest rate payments for fixed interest rate payments with respect to a notional amount of principal. There are various types of swaps, including, for example, interest rate swaps, credit default swaps, total return swaps, and caps, floors, and collars.

Interest rate swaps. Interest rate swaps involve the exchange by the Fund with another party of interest payments, such as an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. For example, a Fund may enter into an interest rate swap in order to protect against declines in the value of fixed income securities held by the Fund. In such an instance, the Fund may agree with a counterparty to pay a fixed rate (multiplied by a notional amount) and the counterparty to pay a floating

Notes to Portfolio of Investments (Unaudited) (Continued)

rate multiplied by the same notional amount. If interest rates rise, resulting in a diminution in the value of the Fund's portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction.

Credit default swaps. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a specified issuer. One party, acting as a "protection buyer," makes periodic payments to the other party, a "protection seller," in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Acting as a protection seller allows the Fund to create an investment exposure similar to owning a bond. Acting as a protection buyer allows the Fund potentially to reduce its credit exposure to a bond it owns or to take a "short" position in a bond it does not own.

As the protection buyer in a credit default swap, the Fund may pay a premium (by means of periodic payments) in return for the right to deliver specified bonds or loans (such as those of a U.S. or foreign issuer or a basket of such issuers) to the protection seller and receive the par (or other agreed-upon) value upon default (or similar events) by the reference issuer. If no default occurs, the protection seller would keep the stream of payments and would have no further obligations to the Fund. As the protection buyer, the Fund bears the risk that the investment might expire worthless and/or that the protection seller may fail to satisfy its payment obligations to the Fund in the event of a default (or similar event). In addition, when the Fun d is a protection buyer, the Fund's investment would only generate income in the event of an actual default (or similar event) by the issuer of the underlying reference obligation.

The Fund may also use credit default swaps for investment purposes by selling a credit default swap, in which case, the Fund, as the protection seller, would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the protection buyer in the event of a default (or similar event) by the third-party reference issuer. In return for its obligation, the Fund would receive from the protection buyer a periodic stream of payments over the term of the contract. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As the protection seller in a credit default swap, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net asse ts, the Fund is subject to investment exposure on the notional amount of the swap.

Total return swaps. In a total return swap, payments made by the Fund or the counterparty are based on the total return of an underlying asset(s), which may include an equity or fixed-income security, a combination of such securities, or an index. The value of the swap position as well as the payments required to be made by the Fund or the counterparty will increase or decrease depending on the changes in value of the underlying asset(s). In a total return swap, one party will agree to pay to the other the increase in value of an underlying asset in return for the agreement by the other party to make periodic floating rate payments plus the amount of any decline in the value of the underlying asset.

Caps, floors, collars. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

The Funds will maintain cash or liquid assets in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund's accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will segregate assets with a daily value at least equal to the full amount of a Fund's accrued obligation under the agreement.

During the term of a swap transaction, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument. When the instrument is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund's basis in the contract.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value

Notes to Portfolio of Investments (Unaudited) (Continued)

of a specified security, basket of securities or index; or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

During the period that the credit default swap contract is open, the contract is marked to market in accordance with the terms of the contract based on the current interest rate spreads and credit risk of the referred obligation of the underlying issuer and interest accrual through the valuation date. Changes in the value of credit default swap contracts are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses. The Fund will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis.

Risk Factors in Swap Contracts and Other Two-Party Contracts. The most significant factor in the performance of swaps, caps, floors, and collars and other similar transactions is the change in the value of the underlying price, rate, or index level that determines the amount of payments to be made under the arrangement. If the investment adviser is incorrect in its forecasts of such factors, the investment performance of a Fund would be less than what it would have been if these investment techniques had not been used.

In addition, a Fund may only close out a swap, cap, floor, collar, or other two-party contract with its particular counterparty, and may only transfer a position with the consent of that counterparty. If the counterparty defaults, a Fund will have contractual remedies, but there can be no assurance that the counterparty will be able to meet its contractual obligations or that the Fund will succeed in enforcing its rights. For example, because the contract for each two-party derivatives transaction is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund when the Fund seeks to enforce its contractual rights. The cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under a derivatives contract or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.

The Fund(s) listed in the following table had open swap agreements at September 30, 2008:

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Strategic Bond Fund
Credit Default Swaps
700,000 USD	06/20/2012	Agreement with Goldman Sachs & Co., dated 8/21/07 to receive 0.35% per year times the notional amount. The Fund makes payment only upon a default event of CDX.NA.IG.8.	$(24,958)
8,400,000 USD	06/20/2012	Agreement with Morgan Stanley & Co., dated 6/25/07 to receive 0.75% per year times the notional amount. The Fund makes payment only upon a default event of CDX.NA.IG.HVOL.8.	(734,818)
12,300,000 USD	06/20/2012	Agreement with Morgan Stanley & Co., dated 7/23/07 to receive 0.75% per year times the notional amount. The Fund makes payment only upon a default event of CDX.NA.IG.HVOL.8.	(903,728)
1,000,000 USD	06/20/2012	Agreement with Barclays Bank PLC, dated 4/26/07 to receive 1.75% per year times the notional amount. The Fund makes payment only upon a default event of The Eastman Kodak Co. Note.	(48,829)

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Strategic Bond Fund (continued)
Credit Default Swaps (continued)
2,000,000 USD	06/20/2012	Agreement with Morgan Stanley & Co., dated 4/26/07 to receive 2.92% per year times the notional amount. The Fund makes payment only upon a default event of Ford Motor Credit Co.	$(792,895)
1,000,000 USD	06/20/2012	Agreement with Barclays Bank PLC, dated 4/26/07 to receive 1.87% per year times the notional amount. The Fund pays payment only upon a default event of The AES Corp.	(69,107)
1,000,000 USD	06/20/2012	Agreement with Barclays Bank PLC, dated 4/26/07 to receive 2.62% per year times the notional amount. The Fund makes payment only upon a default event of HCA Inc.	(80,756)
2,079,000 USD	06/20/2012	Agreement with Goldman Sachs & Co., dated 6/26/07 to receive 2.75% per year times the notional amount. The Fund makes payment only upon a default event of CDX.NA.HY.8.	(227,706)
2,000,000 USD	06/20/2012	Agreement with Goldman Sachs & Co., dated 7/20/07 to receive 0.35% per year times the notional amount. The Fund makes payment only upon a default event of CDX.NA.IG.8.	(102,613)
100,000 USD	09/20/2012	Agreement with Goldman Sachs & Co., dated 6/29/07 to receive 3.24% per year times the notional amount. The Fund makes payment only upon a default event of TXU Corp.	(10,628)
4,000,000 USD	12/20/2012	Agreement with Morgan Stanley & Co., dated 1/30/08 to receive 2.25% per year times the notional amount. The Fund makes payment only upon a default event of LCDX.NA.HY.9.	(125,962)
1,980,000 USD	12/20/2012	Agreement with Morgan Stanley & Co., dated 1/22/08 to receive 3.75% per year times the notional amount. The Fund makes payment only upon a default event of CDX.NA.HY.9	(89,713)
2,800,000 USD	06/20/2013	Agreement with Goldman Sachs & Co., dated 3/28/07 to receive 3.50% per year times the notional amount. The Fund makes payment only upon a default event of CDX.NA.IG.HVOL10.	(145,924)
1,100,000 USD	05/25/2046	Agreement with Morgan Stanley & Co., dated 8/08/07 to receive 0.11% per year times the notional amount. The Fund makes payment only upon a default event of ABX.HE-AAA.	(285,543)
			$(3,643,180)

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Strategic Balanced Fund
Credit Default Swaps
400,000 USD	12/20/2009	Agreement with Deutsche Bank, dated 11/02/04 to receive 0.22% per year times the notional amount. The Fund makes payment only upon a default event of FNMA Senior Debt.	$(341)
114,545 USD	12/20/2009	Agreement with Goldman Sachs & Co., dated 4/07/05 to receive 4.00% per year times the notional amount. The Fund makes payment only upon a default event of an entity within the CDX.NA.HY.3.B.	(256)
100,000 USD	03/20/2010	Agreement with Deutsche Bank, dated 2/03/05 to receive 1.25% per year times the notional amount. The Fund makes payment only upon a default event of Eastman Kodak Co.	(1,141)
100,000 USD	06/20/2010	Agreement with Goldman Sachs & Co., dated 5/04/05 to receive 4.75% per year times the notional amount. The Fund makes payment only upon a default event of Ford Motor Credit Co.	(23,954)
60,000 USD	09/20/2010	Agreement with Deutsche Bank, dated 7/28/05 to receive 2.30% per year times the notional amount. The Fund makes payment only upon a default event of Eastman Kodak Co.	34
2,600,000 USD	06/20/2012	Agreement with Morgan Stanley & Co., dated 6/25/07 to receive 0.75% per year times the notional amount. The Fund makes payment only upon a default event of CDX.NA.IG.HVOL.8.	(227,444)
3,700,000 USD	06/20/2012	Agreement with Morgan Stanley & Co., dated 7/23/07 to receive 0.75% per year times the notional amount. The Fund makes payment only upon a default event of CDX.NA.IG.HVOL.8.	(271,853)
1,000,000 USD	12/20/2012	Agreement with Morgan Stanley & Co., dated 4/14/08 to receive 2.25% per year times the notional amount. The Fund makes payment only upon a default event of LCDX.NA.HY.9.	(31,490)
100,000 USD	03/21/2015	Agreement with Deutsche Bank, dated 2/01/05 to receive 2.93% per year times the notional amount. The Fund makes payment only upon a default event of Ford Motor Co.	(46,333)

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Strategic Balanced Fund (continued)
Credit Default Swaps (continued)
16,360 USD	11/25/2034	Agreement with Deutsche Bank, dated 2/24/05 to pay 1.40% per year times the notional amount. The Fund receives payment only upon a default event of Finance America Mortgage Loan, Series 2004-3, Class M8.	$13,894
16,359 USD	11/25/2034	Agreement with Deutsche Bank, dated 2/24/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Finance America Mortgage Loan, Series 2004-3, Class M9.	14,711
17,146 USD	11/25/2034	Agreement with Deutsche Bank, dated 2/24/05 to pay 1.40% per year times the notional amount. The Fund receives payment only upon a default event of Argent Securities, Inc., Series 2004-W11, Class M9.	12,939
17,146 USD	11/25/2034	Agreement with Deutsche Bank, dated 2/24/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Argent Securities, Inc., Series 2004-W11, Class M10.	14,090
29,235 USD	12/25/2034	Agreement with Deutsche Bank, dated 2/24/05 to pay 1.25% per year times the notional amount. The Fund receives payment only upon a default event of MASTR Asset Backed Securities, Series 2005-NC1, Class M8.	16,073
23,795 USD	12/25/2034	Agreement with Deutsche Bank, dated 2/24/05 to pay 2.20% per year times the notional amount. The Fund receives payment only upon a default event of MASTR Asset Backed Securities, Series 2005-NC1, Class M9.	21,838
16,673 USD	01/25/2035	Agreement with Deutsche Bank, dated 2/24/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Morgan Stanley Capital ABS I, Series 2005-WMC1, Class B3.	15,923
45,000 USD	01/25/2035	Agreement with Deutsche Bank, dated 2/24/05 to pay 1.40% per year times the notional amount. The Fund receives payment only upon a default event of People's Choice Home Loan Securities Trust, Series 2005-1, Class B2.	35,519

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Strategic Balanced Fund (continued)
Credit Default Swaps (continued)
35,283 USD	01/25/2035	Agreement with Deutsche Bank, dated 2/24/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of People's Choice Home Loan, Series 2005-1, Class B3.	$30,633
14,273 USD	01/25/2035	Agreement with Deutsche Bank, dated 2/24/05 to pay 1.30% per year times the notional amount. The Fund receives payment only upon a default event of Morgan Stanley Capital I Trust, Series 2005-WMC1, Class B2.	13,227
17,839 USD	01/25/2035	Agreement with Deutsche Bank, dated 2/24/05 to pay 1.25% per year times the notional amount. The Fund receives payment only upon a default event of Fremont Home Loan Trust, Series 2005-A, Class M9.	16,900
18,002 USD	01/25/2035	Agreement with Deutsche Bank, dated 2/24/05 to pay 2.20% per year times the notional amount. The Fund receives payment only upon a default event of Fremont Home Loan Trust, Series 2005-A, Class M9.	17,188
17,897 USD	02/25/2035	Agreement with Deutsche Bank, dated 2/24/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Long Beach Mortgage Loan Trust, Series 2005-1, Class M9.	16,364
45,000 USD	02/25/2035	Agreement with Deutsche Bank, dated 2/24/05 to pay 1.30% per year times the notional amount. The Fund receives payment only upon a default event of ACE Securities Corp., Series 2005-HE1, Class M8.	42,622
29,605 USD	02/25/2035	Agreement with Deutsche Bank, dated 2/24/05 to pay 2.20% per year times the notional amount. The Fund receives payment only upon a default event of ACE Securities Corp., Series 2005-HE1, Class M9.	28,366
21,850 USD	02/25/2035	Agreement with Deutsche Bank, dated 2/24/05 to pay 1.25% per year times the notional amount. The Fund receives payment only upon a default event of Long Beach Mortgage Loan Trust Series, 2005-1, Class M8.	19,217

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Strategic Balanced Fund (continued)
Credit Default Swaps (continued)
45,000 USD	03/25/2035	Agreement with Deutsche Bank, dated 2/24/05 to pay 1.30% per year times the notional amount. The Fund receives payment only upon a default event of New Century Home Equity Loan Trust, Series 2005-1, Class M8.	$16,794
45,000 USD	03/25/2035	Agreement with Deutsche Bank, dated 2/24/05 to pay 1.45% per year times the notional amount. The Fund receives payment only upon a default event of Aegis Asset Backed Securities Trust, Series 2005-1, Class B2.	42,665
21,376 USD	03/25/2035	Agreement with Deutsche Bank, dated 2/24/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of New Century Home Equity Loan Trust, Series 2005-1, Class M9.	20,369
45,000 USD	03/25/2035	Agreement with Deutsche Bank, dated 2/24/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Aegis Asset Backed Securities Trust, Series 2005-1, Class B3.	43,521
45,000 USD	06/25/2035	Agreement with Deutsche Bank, dated 2/24/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Aames Mortgage Investment Trust, Series 2005-1, Class M9.	29,224
45,000 USD	06/25/2035	Agreement with Deutsche Bank, dated 2/24/05 to pay 1.35% per year times the notional amount. The Fund receives payment only upon a default event of Novastar Home Equity Loan Trust, Series 2005-1, Class B2.	33,610
45,000 USD	06/25/2035	Agreement with Deutsche Bank, dated 2/24/05 to pay 1.45% per year times the notional amount. The Fund receives payment only upon a default event of Aames Mortgage Investment Trust, Series 2005-1, Class M8.	26,881
45,000 USD	06/25/2035	Agreement with Deutsche Bank, dated 2/24/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Novastar Home Equity Loan Trust, Series 2005-1, Class B3.	39,084

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Strategic Balanced Fund (continued)
Credit Default Swaps (continued)
45,000 USD	09/25/2035	Agreement with Deutsche Bank, dated 2/24/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Merrill Lynch Mortgage Investors, Series 2005-WMC1, Class B3.	$14,248
45,000 USD	09/25/2035	Agreement with Deutsche Bank, dated 2/24/05 to pay 1.30% per year times the notional amount. The Fund receives payment only upon a default event of Merrill Lynch Mortgage Investors, Inc., Series 2005-WMC1, Class B2.	13,851
45,000 USD	10/25/2035	Agreement with Deutsche Bank, dated 2/24/05 to pay 1.30% per year times the notional amount. The Fund receives payment only upon a default event of Merrill Lynch Mortgage Investors, Series 2005-NC1, Class B2.	14,291
45,000 USD	10/25/2035	Agreement with Deutsche Bank, dated 2/24/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Merrill Lynch Mortgage Investors, Series 2005-NC1, Class B3.	14,680
45,000 USD	01/25/2036	Agreement with Deutsche Bank, dated 2/24/05 to pay 1.35% per year times the notional amount. The Fund receives payment only upon a default event of Park Place Securities, Inc., Series 2005-WCH1, Class M8.	41,307
43,391 USD	01/25/2036	Agreement with Deutsche Bank, dated 2/24/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Park Place Securities, Inc., Series 2005-WCH1, Class M9.	40,653
300,000 USD	05/25/2046	Agreement with Morgan Stanley & Co., dated 8/08/07 to receive 0.11% per year times the notional amount. The Fund makes payment only upon a default event of ABX.HE - AAA.	(77,875)
			$40,029
Interest Rate Swaps
2,510,000 USD	06/17/2010	Agreement with Deutsche Bank, dated 6/17/05 to receive the notional amount times 4.313% and to pay the notional amount times the three month USD-LIBOR-BBA Index.	$71,195

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Strategic Balanced Fund (continued)
Interest Rate Swaps (continued)
3,300,000 USD	03/19/2018	Agreement with Morgan Stanley & Co., dated 3/19/08 to pay the notional amount times 5.00% and to receive the notional amount times the three month USD-LIBOR-BBA Index.	$188,599
			$259,794

Foreign Securities

The Diversified International Fund and Overseas Fund invest substantially all of their assets in foreign securities. The other Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Restricted Securities

Certain securities are illiquid and restricted as to resale. They have been valued in good faith under procedures established by the Board of Trustees, taking into consideration such factors as the Board deems appropriate. The Funds generally bear the costs, if any, associated with the disposition of restricted securities. Aggregate cost and fair value of these securities held at September 30, 2008 were as follows:

	Aggregate Cost	Aggregate Value	Value as Percentage of Fund's Net Assets
Strategic Bond Fund	$1,601,434	$1,694,300	0.7%
Strategic Balanced Fund	572,872	461,400	0.4%

Notes to Portfolio of Investments (Unaudited) (Continued)

3. Federal Income Tax Information

At September 30, 2008, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Strategic Bond Fund	$269,083,433	$1,609,066	$(35,274,799)	$(33,665,733)
Strategic Balanced Fund	129,683,443	6,703,209	(15,153,621)	(8,450,412)
Diversified Value Fund	504,380,557	25,571,063	(123,452,524)	(97,881,461)
Fundamental Value Fund	968,074,818	76,590,446	(100,023,505)	(23,433,059)
Value Equity Fund	65,529,784	1,381,862	(8,428,085)	(7,046,223)
Large Cap Value Fund	891,192,522	248,675,444	(139,649,034)	109,026,410
Indexed Equity Fund	1,807,600,555	394,734,299	(372,899,751)	21,834,548
Core Opportunities Fund	50,255,348	1,702,157	(6,182,094)	(4,479,937)
Blue Chip Growth Fund	655,624,800	15,366,039	(118,123,951)	(102,757,912)
Diversified Growth Fund	83,516,493	953,931	(17,918,301)	(16,964,370)
Large Cap Growth Fund	31,172,048	1,461,013	(3,381,579)	(1,920,566)
Aggressive Growth Fund	379,660,847	17,750,274	(59,165,620)	(41,415,346)
NASDAQ-100 Fund	41,274,082	5,649,447	(6,986,058)	(1,336,611)
Focused Value Fund	619,739,745	37,063,185	(94,773,622)	(57,710,437)
Mid-Cap Value Fund	182,042,507	4,955,115	(37,250,954)	(32,295,839)
Small Cap Value Equity Fund	141,855,637	5,524,506	(24,687,697)	(19,163,191)
Small Company Value Fund	545,559,490	68,628,854	(83,485,432)	(14,856,578)
Mid Cap Growth Equity Fund	112,770,139	3,222,119	(16,430,540)	(13,208,421)
Mid Cap Growth Equity II Fund	1,184,250,468	141,089,423	(184,708,370)	(43,618,947)
Small Cap Growth Equity Fund	521,352,728	56,224,355	(60,593,385)	(4,369,030)
Small Company Growth Fund	72,679,285	5,471,179	(6,906,085)	(1,434,906)
Emerging Growth Fund	66,706,739	1,501,369	(6,108,974)	(4,607,605)
Diversified International Fund	253,648,233	943,327	(74,259,630)	(73,316,303)
Overseas Fund	905,172,854	13,741,017	(289,830,667)	(276,089,650)
Destination Retirement Income Fund	223,364,524	432,262	(23,718,315)	(23,286,053)
Destination Retirement 2010 Fund	224,756,555	496,755	(33,238,151)	(32,741,396)
Destination Retirement 2020 Fund	615,666,349	831,900	(116,578,694)	(115,746,794)
Destination Retirement 2030 Fund	472,063,163	316,140	(101,465,769)	(101,149,629)
Destination Retirement 2040 Fund	272,370,961	36,889	(59,922,326)	(59,885,437)
Destination Retirement 2050 Fund	13,384,851	1,581	(2,434,626)	(2,433,045)

4. Investment in Affiliated Issuers

A summary of the Funds' transactions in the securities of these issuers during the period ended September 30, 2008, was as follows:

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions
Destination Retirement Income Fund
Aggressive Growth Fund, Class S	371,509	137,841	101,890	407,460	$2,216,580	$-	$-

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions
Destination Retirement Income Fund (Continued)
Blue Chip Growth Fund, Class S	169,453	40,935	37,043	173,345	$1,475,163	$238	$-
Capital Appreciation Fund, Class S *	151,679	16,698	54,462	113,915	1,078,777	-	-
Core Bond Fund, Class S *	3,690,915	199,094	1,140,211	2,749,798	29,092,862	-	-
Discovery Value Fund, Class S *	-	60,051	13,378	46,673	398,117	-	-
Diversified Bond Fund, Class S *	2,570,587	631,819	548,496	2,653,910	27,069,878	-	-
Diversified Growth Fund, Class S	407,555	75,873	68,294	415,134	2,926,693	1,138	11
Diversified International Fund, Class S	428,536	168,634	101,986	495,184	3,466,288	-	-
Diversified Value Fund, Class S	264,333	56,402	103,862	216,873	1,982,221	-	5,247
Emerging Growth Fund, Class S	86,325	43,851	32,737	97,439	563,198	-	-
Enhanced Index Growth Fund, Class S *	772,436	539,629	238,391	1,073,674	8,567,921	-	-
Enhanced Index Value Fund, Class S *	902,460	175,783	163,631	914,612	9,411,357	-	-
Focused International Fund, Class S *	-	70,075	15,136	54,939	604,325	-	-
Focused Value Fund, Class S	447,641	44,125	182,195	309,571	3,869,636	-	160,855
Fundamental Value Fund, Class S	396,003	38,545	72,290	362,258	3,474,053	319	47,163
High Yield Fund, Class S *	-	444,918	33,660	411,258	3,754,783	-	-
Inflation-Protected Bond Fund, Class S *	3,870,690	225,914	1,080,644	3,015,960	31,396,139	-	-
International Bond Fund, Class S *	-	784,287	150,759	633,528	6,430,312	-	-
International Equity Fund, Class S *	237,951	35,474	47,845	225,580	2,864,862	-	-
Large Cap Value Fund, Class S	134,204	91,557	33,886	191,875	1,928,343	-	22,915
Main Street Small Cap Fund, Class S *	427,582	113,951	214,401	327,132	2,882,030	-	-
Mid Cap Growth Equity Fund, Class S	125,251	51,596	32,801	144,046	1,230,150	-	-
Mid Cap Growth Equity II Fund, Class S	139,428	22,388	32,586	129,230	1,541,719	-	41,168
Mid-Cap Value Fund, Class S	371,991	34,435	99,780	306,646	2,612,620	3,923	153
Money Market Fund, Class S *	12,215,470	1,503,821	5,116,487	8,602,804	8,602,804	-	-
Oppenheimer Commodity Strategy Total Return Fund, Class Y	-	46,042	-	46,042	332,421		-
Oppenheimer Real Estate Fund, Class Y	-	19,927	-	19,927	382,192		-
Overseas Fund, Class S	878,201	186,464	170,552	894,113	7,599,963	51,916	289,462
Short-Duration Bond Fund, Class S *	3,155,915	161,151	641,031	2,676,035	26,894,149	-	-
Small Cap Core Equity Fund, Class S **	204,486	4,846	209,332	-	-	1,191	-
Small Cap Growth Equity Fund, Class S	44,716	45,137	17,007	72,846	981,231	-	-

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions
Destination Retirement Income Fund (Continued)
Small Cap Value Equity Fund, Class S	177,345	39,593	39,163	177,775	$1,480,866	$267	$603
Small Company Growth Fund, Class S	154,731	23,336	36,176	141,891	1,116,679	-	8,484
Small Company Value Fund, Class S	101,249	54,707	35,226	120,730	1,466,868	-	17,246
Strategic Income Fund, Class S *	1,027,607	21,235	1,048,842	-	-	-	-
Value Fund, Class S *	31,669	2696	6,183	28,182	383,271	-	-
Totals					$200,078,471	$58,992	$593,307

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions
Destination Retirement 2010 Fund
Aggressive Growth Fund, Class S	719,370	211,919	282,557	648,732	$3,529,100	$-	$-
Blue Chip Growth Fund, Class S	426,020	47,942	88,080	385,882	3,283,856	551	-
Capital Appreciation Fund, Class S *	176,285	105,220	93,727	187,778	1,778,253	-	-
Core Bond Fund, Class S *	2,726,298	169,065	848,416	2,046,947	21,656,702	-	-
Discovery Value Fund, Class S *	-	109,793	19,957	89,836	766,299	-
Diversified Bond Fund, Class S *	2,240,213	624,789	712,449	2,152,553	21,956,039	-	-
Diversified Growth Fund, Class S	755,467	119,353	143,906	730,914	5,152,947	2,092	19
Diversified International Fund, Class S	712,864	188,418	164,149	737,133	5,159,930	-	-
Diversified Value Fund, Class S	318,949	74,710	44,626	349,033	3,190,160	-	8,332
Emerging Growth Fund, Class S	116,083	73,545	51,837	137,791	796,430	-	-
Enhanced Index Growth Fund, Class S *	1,650,173	223,748	509,217	1,364,704	10,890,334	-	-
Enhanced Index Value Fund, Class S *	1,739,219	259,819	695,357	1,303,681	13,414,881	-	-
Focused International Fund, Class S *	-	50,823	9,524	41,299	454,293	-	-
Focused Value Fund, Class S	426,118	82,117	206,342	301,893	3,773,659	-	161,217
Fundamental Value Fund, Class S	517,395	186,374	133,048	570,721	5,473,217	519	76,776
High Yield Fund, Class S *	-	295,408	28,999	266,409	2,432,316	-	-
Inflation-Protected Bond Fund, Class S *	2,668,231	198,533	893,333	1,973,431	20,543,417	-	-
International Bond Fund, Class S *	-	363,667	116,055	247,612	2,513,260	-	-
International Equity Fund, Class S *	376,642	85,275	85,195	376,722	4,784,375	-	-
Large Cap Value Fund, Class S	308,302	60,951	65,413	303,840	3,053,592	-	37,421

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions
Destination Retirement 2010 Fund (Continued)
Main Street Small Cap Fund, Class S *	501,706	426,331	180,655	747,382	$6,584,433	$-	$-
Mid Cap Growth Equity Fund, Class S	249,343	155,033	70,910	333,466	2,847,798	-	-
Mid Cap Growth Equity II Fund, Class S	298,999	67,104	67,836	298,267	3,558,322	-	101,262
Mid-Cap Value Fund, Class S	722,865	118,484	243,461	597,888	5,094,004	7,722	300
Money Market Fund, Class S *	7,147,174	1,657,960	4,596,229	4,208,905	4,208,905	-	-
Oppenheimer Commodity Strategy Total Return Fund, Class Y	-	53,544	-	53,544	386,589		-
Oppenheimer Real Estate Fund, Class Y	-	22,247	-	22,247	426,695		-
Overseas Fund, Class S	1,278,338	578,544	334,300	1,522,582	12,941,948	89,292	497,859
Short-Duration Bond Fund, Class S *	1,942,833	113,732	652,051	1,404,514	14,115,362	-	-
Small Cap Core Equity Fund, Class S **	231,279	31,300	262,579	-	-	1,921	-
Small Cap Growth Equity Fund, Class S	58,201	69,628	23,665	104,164	1,403,090	-	-
Small Cap Value Equity Fund, Class S	208,531	81,876	59,458	230,949	1,923,807	359	809
Small Company Growth Fund, Class S	179,361	41,489	45,241	175,609	1,382,046	-	11,239
Small Company Value Fund, Class S	124,159	84,028	50,147	158,040	1,920,188	-	24,252
Strategic Income Fund, Class S *	577,855	5,617	583,472	-	-	-	-
Value Fund, Class S *	45,845	10,424	10,761	45,508	618,912	-	-
Totals					$192,015,159	102,456	$919,486

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions
Destination Retirement 2020 Fund
Aggressive Growth Fund, Class S	3,605,163	468,223	1,033,441	3,039,945	$16,537,300	$-	$-
Blue Chip Growth Fund, Class S	1,404,503	278,028	257,752	1,424,779	12,124,871	2,073	-
Capital Appreciation Fund, Class S *	1,212,871	192,902	530,965	874,808	8,284,435	-	-
Core Bond Fund, Class S *	4,408,874	215,781	1,356,278	3,268,377	34,579,425	-	-
Discovery Value Fund, Class S *	-	135,340	23,418	111,922	954,692		-
Diversified Bond Fund, Class S *	3,580,733	912,704	1,044,368	3,449,069	35,180,499	-	-
Diversified Growth Fund, Class S	2,753,479	327,903	421,382	2,660,000	18,753,002	7,760	72
Diversified International Fund, Class S	2,572,641	883,550	505,940	2,950,251	20,651,758	-	-

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions
Destination Retirement 2020 Fund (Continued)
Diversified Value Fund, Class S	1,638,430	215,148	239,323	1,614,255	$14,754,293	$-	$39,057
Emerging Growth Fund, Class S	353,043	116,293	135,681	333,655	1,928,524	-	-
Enhanced Index Growth Fund, Class S *	4,503,985	1,029,402	890,201	4,643,186	37,052,625	-	-
Enhanced Index Value Fund, Class S *	4,058,911	389,370	650,893	3,797,388	39,075,125	-	-
Focused International Fund, Class S *	-	251,423	35,916	215,507	2,370,579	-	-
Focused Value Fund, Class S	1,029,220	133,123	367,594	794,749	9,934,365	-	434,019
Fundamental Value Fund, Class S	2,788,639	386,551	503,110	2,672,080	25,625,251	2,488	367,652
High Yield Fund, Class S *	-	610,804	31,047	579,757	5,293,183	-	-
Inflation-Protected Bond Fund, Class S *	4,443,322	195,961	1,661,592	2,977,691	30,997,760	-	-
International Bond Fund, Class S *	-	774,769	163,915	610,854	6,200,165	-	-
International Equity Fund, Class S *	1,512,072	210,524	260,993	1,461,603	18,562,354	-	-
Large Cap Value Fund, Class S	1,658,132	187,423	422,484	1,423,071	14,301,862	-	178,500
Main Street Small Cap Fund, Class S *	2,454,912	1,353,829	678,108	3,130,633	27,580,878	-	-
Mid Cap Growth Equity Fund, Class S	1,295,351	132,132	368,848	1,058,635	9,040,740	-	-
Mid Cap Growth Equity II Fund, Class S	1,555,181	137,825	730,806	962,200	11,479,051	-	333,813
Mid-Cap Value Fund, Class S	3,268,360	289,739	1,119,835	2,438,264	20,774,010	32,794	1,276
Oppenheimer Commodity Strategy Total Return Fund, Class Y	-	156,356	-	156,356	1,128,889	-	-
Oppenheimer Real Estate Fund, Class Y	-	72,997	4,077	68,920	1,321,877	-	-
Overseas Fund, Class S	4,824,752	947,104	876,299	4,895,557	41,612,232	294,904	1,644,273
Short-Duration Bond Fund, Class S *	2,074,877	773,562	1,526,528	1,321,911	13,285,202	-	-
Small Cap Core Equity Fund, Class S **	1,093,170	64,978	1,158,148	-	-	11,137	-
Small Cap Growth Equity Fund, Class S	153,432	175,420	55,907	272,945	3,676,576	-	-
Small Cap Value Equity Fund, Class S	455,048	291,669	135,007	611,710	5,095,546	966	2,179
Small Company Growth Fund, Class S	482,762	84,367	93,301	473,828	3,729,029	-	30,254
Small Company Value Fund, Class S	314,944	222,228	114,385	422,787	5,136,867	-	65,927
Strategic Income Fund, Class S *	971,251	7,201	978,452	-	-	-	-
Value Fund, Class S *	246,855	26,069	59,939	212,985	2,896,590	-	-
Totals					$499,919,555	$352,122	$3,097,022

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions
Destination Retirement 2030 Fund
Aggressive Growth Fund, Class S	4,544,739	386,877	1,766,157	3,165,459	$17,220,097	$-	$-
Blue Chip Growth Fund, Class S	2,542,156	215,620	416,999	2,340,777	19,920,012	3,406	-
Capital Appreciation Fund, Class S *	1,331,772	141,444	565,746	907,470	8,593,741	-	-
Core Bond Fund, Class S *	970,021	304,001	341,243	932,779	9,868,798	-	-
Discovery Value Fund, Class S *	-	352,792	47,765	305,027	2,601,881	-	-
Diversified Bond Fund, Class S *	992,672	282,056	250,518	1,024,210	10,446,937	-	-
Diversified Growth Fund, Class S	2,823,062	332,436	402,614	2,752,884	19,407,834	8,015	74
Diversified International Fund, Class S	2,506,171	647,015	541,376	2,611,810	18,282,673	-	-
Diversified Value Fund, Class S	2,067,820	205,254	599,983	1,673,091	15,292,056	-	40,911
Emerging Growth Fund, Class S	2,326,743	105,127	695,964	1,735,906	10,033,539	-	-
Enhanced Index Growth Fund, Class S *	2,532,720	219,634	886,361	1,865,993	14,890,626	-	-
Enhanced Index Value Fund, Class S *	2,213,380	519,709	427,663	2,305,426	23,722,839	-	-
Focused International Fund, Class S *	-	335,098	44,235	290,863	3,199,488	-	-
Focused Value Fund, Class S	685,811	82,635	173,241	595,205	7,440,062	-	326,563
Fundamental Value Fund, Class S	3,572,210	290,645	1,069,647	2,793,208	26,786,862	2,596	383,727
High Yield Fund, Class S *	-	368,892	13,634	355,258	3,243,506	-	-
Inflation-Protected Bond Fund, Class S *	1,601,781	115,628	697,614	1,019,795	10,616,071	-	-
International Bond Fund, Class S *	-	488,284	106,006	382,278	3,880,120	-	-
International Equity Fund, Class S *	1,504,119	157,356	285,291	1,376,184	17,477,535	-	-
Large Cap Value Fund, Class S	2,109,430	173,759	796,421	1,486,768	14,942,015	-	186,422
Main Street Small Cap Fund, Class S *	1,751,065	475,085	392,123	1,834,027	16,157,779	-	-
Mid Cap Growth Equity Fund, Class S	315,209	992,921	185,136	1,122,994	9,590,365	-	-
Mid Cap Growth Equity II Fund, Class S	1,150,029	115,328	255,198	1,010,159	12,051,200	-	346,436
Mid-Cap Value Fund, Class S	2,105,642	330,138	488,403	1,947,377	16,591,654	25,874	1,007
Oppenheimer Commodity Strategy Total Return Fund, Class Y	-	126,900	-	126,900	916,220	-
Oppenheimer Real Estate Fund, Class Y	-	67,053	-	67,053	1,286,073	-
Overseas Fund, Class S	4,464,399	489,222	1,055,389	3,898,232	33,134,971	235,085	1,310,742
Short-Duration Bond Fund, Class S *	207,538	204,739	217,343	194,934	1,959,083	-	-
Small Cap Core Equity Fund, Class S **	305,293	108,093	413,386	-	-	2,590	-
Small Cap Growth Equity Fund, Class S	111,645	192,382	84,324	219,703	2,959,393	-	-

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions
Destination Retirement 2030 Fund (Continued)
Small Cap Value Equity Fund, Class S	645,978	357,343	199,900	803,421	$6,692,497	$1,270	$2,865
Small Company Growth Fund, Class S	295,992	25,185	73,246	247,931	1,951,218	-	15,758
Small Company Value Fund, Class S	618,074	109,100	170,803	556,371	6,759,913	-	86,642
Strategic Income Fund, Class S *	509,986	19,656	529,642	-	-	-	-
Value Fund, Class S *	306,168	22,745	108,584	220,329	2,996,476	-	-
Totals					$370,913,534	$278,836	$2,701,147

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions
Destination Retirement 2040 Fund
Aggressive Growth Fund, Class S	2,976,289	274,341	1,208,793	2,041,837	$11,107,591	$-	$-
Blue Chip Growth Fund, Class S	1,106,881	206,107	217,248	1,095,740	9,324,747	1,589	-
Capital Appreciation Fund, Class S *	734,991	82,131	231,970	585,152	5,541,385	-	-
Core Bond Fund, Class S *	304,908	26,788	125,441	206,255	2,182,181	-	-
Discovery Value Fund, Class S *	-	210,552	30,637	179,915	1,534,677	-	-
Diversified Bond Fund, Class S *	309,072	26,369	133,934	201,507	2,055,369	-	-
Diversified Growth Fund, Class S	1,709,742	222,166	270,435	1,661,473	11,713,384	4,879	45
Diversified International Fund, Class S	1,482,019	513,189	356,093	1,639,115	11,473,803	-	-
Diversified Value Fund, Class S	1,375,819	154,360	441,038	1,089,141	9,954,749	-	26,600
Emerging Growth Fund, Class S	1,216,824	76,085	448,261	844,648	4,882,064	-	-
Enhanced Index Growth Fund, Class S *	1,596,045	288,757	403,365	1,481,437	11,821,868	-	-
Enhanced Index Value Fund, Class S *	1,362,589	181,137	270,315	1,273,411	13,103,395	-	-
Focused International Fund, Class S *	-	153,025	22,783	130,242	1,432,658	-	-
Focused Value Fund, Class S	346,887	65,957	69,958	342,886	4,286,072	-	188,589
Fundamental Value Fund, Class S	2,316,670	216,144	729,468	1,803,346	17,294,087	1,687	249,384
High Yield Fund, Class S *	-	203,685	9,028	194,657	1,777,220	-	-
Inflation-Protected Bond Fund, Class S *	508,664	29,373	352,727	185,310	1,929,080	-	-
International Bond Fund, Class S *	-	346,482	90,687	255,795	2,596,318	-	-
International Equity Fund, Class S *	903,431	112,669	184,772	831,328	10,557,871	-	-
Large Cap Value Fund, Class S	1,390,829	125,461	557,140	959,150	9,639,461	-	121,088

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions
Destination Retirement 2040 Fund (Continued)
Main Street Small Cap Fund, Class S *	815,756	540,771	281,019	1,075,508	$9,475,223	$-	$-
Mid Cap Growth Equity Fund, Class S	162,455	534,580	104,396	592,639	5,061,136	-	-
Mid Cap Growth Equity II Fund, Class S	555,973	107,451	131,652	531,772	6,344,042	-	181,872
Mid-Cap Value Fund, Class S	1,370,247	132,460	405,948	1,096,759	9,344,387	14,876	579
Oppenheimer Commodity Strategy Total Return Fund, Class Y	-	76,064	-	76,064	549,185	-	-
Oppenheimer Real Estate Fund, Class Y	-	38,968	542	38,426	737,009	-	-
Overseas Fund, Class S	2,709,419	488,435	575,291	2,622,563	22,291,786	157,923	880,516
Short-Duration Bond Fund, Class S *	-	252,300	138,708	113,592	1,141,600	-	-
Small Cap Core Equity Fund, Class S **	163,352	58,793	222,145	-	-	2,200	-
Small Cap Growth Equity Fund, Class S	64,912	201,039	67,987	197,964	2,666,580	-	-
Small Cap Value Equity Fund, Class S	505,524	87,852	133,380	459,996	3,831,768	733	1,653
Small Company Growth Fund, Class S	163,263	15,606	50,063	128,806	1,013,704	-	8,210
Small Company Value Fund, Class S	460,213	38,810	178,940	320,083	3,889,003	-	50,113
Strategic Income Fund, Class S *	422,406	10,933	433,339	-	-	-	-
Value Fund, Class S *	209,047	16,730	83,709	142,068	1,932,121	-	-
Totals					$212,485,524	$183,887	$1,708,649

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions
Destination Retirement 2050 Fund
Aggressive Growth Fund, Class S	116,269	35,098	46,117	105,250	$572,560	$-	$-
Blue Chip Growth Fund, Class S	-	94,956	4,537	90,419	769,462	122	-
Capital Appreciation Fund, Class S *	69,118	9,319	48,215	30,222	286,201	-	-
Core Bond Fund, Class S *	9,553	3,849	3,560	9,842	104,124	-	-
Discovery Value Fund, Class S *	-	9,659	405	9,254	78,934	-	-
Diversified Bond Fund, Class S *	9,715	3,851	2,345	11,221	114,458	-	-
Diversified Growth Fund, Class S	-	41,440	1,390	40,050	282,350	109	1
Diversified International Fund, Class S	50,003	40,349	3,346	87,006	609,039	-	-
Diversified Value Fund, Class S	45,901	20,328	10,295	55,934	511,237	-	1,294

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions
Destination Retirement 2050 Fund (Continued)
Emerging Growth Fund, Class S	-	17,174	1,921	15,253	$88,163	$-	$-
Enhanced Index Growth Fund, Class S *	85,577	26,905	27,471	85,011	678,388	-	-
Enhanced Index Value Fund, Class S *	44,898	26,507	3,043	68,362	703,441	-	-
Focused International Fund, Class S *	-	5,123	316	4,807	52,879	-	-
Focused Value Fund, Class S	11,583	6,724	636	17,671	220,890	-	9,088
Fundamental Value Fund, Class S	76,190	29,535	12,755	92,970	891,586	81	11,983
High Yield Fund, Class S *	-	10,538	356	10,182	92,961	-	-
Inflation-Protected Bond Fund, Class S *	15,854	3,906	10,163	9,597	99,909	-	-
International Bond Fund, Class S *	-	12,126	907	11,219	113,872	-	-
International Equity Fund, Class S *	30,998	15,103	1,584	44,517	565,367	-	-
Large Cap Value Fund, Class S	46,211	16,447	13,125	49,533	497,808	-	5,824
Main Street Small Cap Fund, Class S *	27,542	40,368	4,932	62,978	554,835	-	-
Mid Cap Growth Equity Fund, Class S	5,436	26,325	1,160	30,601	261,333	-	-
Mid Cap Growth Equity II Fund, Class S	18,639	10,458	1,741	27,356	326,361	-	8,689
Mid-Cap Value Fund, Class S	46,431	19,135	9,601	55,965	476,822	716	28
Oppenheimer Commodity Strategy Total Return Fund, Class Y	-	3,448	-	3,448	24,894		-
Oppenheimer Real Estate Fund, Class Y	-	1,793	-	1,793	34,381		-
Overseas Fund, Class S	90,310	43,875	4,818	129,367	1,099,621	7,242	40,377
Short-Duration Bond Fund, Class S *	5,415	9,790	15,205	-	-	199	-
Small Cap Core Equity Fund, Class S **	-	10,234	4,385	5,849	58,779	-	-
Small Cap Growth Equity Fund, Class S	21,101	2,479	16,531	7,049	94,950	-	-
Small Cap Value Equity Fund, Class S	17,373	8,563	2,384	23,552	196,191	35	80
Small Company Growth Fund, Class S	6,079	19,891	1,582	24,388	191,930	-	1,463
Small Company Value Fund, Class S	15,665	5,197	4,535	16,327	198,379	-	2,383
Strategic Income Fund, Class S *	13,265	854	14,119	-	-	-	-
Value Fund, Class S *	6,878	2,314	1,861	7,331	99,701	-	-
Totals					$10,951,806	$8,504	$81,210

*

MassMutual Premier Fund.

**

The Fund was dissolved effective April 30, 2008.

Notes to Portfolio of Investments (Unaudited) (Continued)

5. New Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

In September 2008, the FASB issued a FASB Staff Position No. 133-1 and FIN 45-4 "Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161" ("FSP"). FSP requires enhanced transparency of the effect of credit derivatives and guarantees on an issuer's financial position, financial performance and cash flows. FSP is effective for fiscal years ending after November 15, 2008. This FSP applies to certain credit derivatives, hybrid instruments that have embedded credit derivatives (for example, credit-linked notes), and certain guarantees and it requires additional disclosures regarding credit d erivatives with sold protection. Management is currently evaluating the impact of this new requirement.

Item 2. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Select Funds

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date	11/17/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date	11/17/08

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer
Date	11/17/08

EX-99.CERT

CERTIFICATION PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002:

I, Eric Wietsma, certify that:

1. I have reviewed this report on Form N-Q of MassMutual Select Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	11/17/08	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer